                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS
INDIVIDUAL JOINT SURVIVORSHIP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                              VARIABLE INHEIRITAGE

This Prospectus provides important information about Allmerica Variable Inheiritage, an individual joint survivor-ship flexible premium variable life insurance policy issued by First Allmerica Financial Life Insurance Company. The Policies are funded through the Inheiritage Account, a separate investment account of the Company that is referred to as the Separate Account, and a fixed-interest account also referred to as the General Account. Life insurance coverage is provided for two Insureds, with Death Proceeds payable at death of the last surviving Insured. Applicants must be Age 80 or under with respect to the younger Insured, and Age 85 or under with respect to the older Insured. PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.

The Separate Account is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the following Funds of Allmerica Investment Trust, Alliance Variable Products Series Fund, Inc., Delaware Group Premium Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Franklin Templeton Variable Insurance Products Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, and T. Rowe Price International Series, Inc.:

ALLMERICA INVESTMENT TRUST               FIDELITY VARIABLE INSURANCE PRODUCTS FUND
AIT Core Equity Fund                     Fidelity VIP Equity-Income Portfolio
AIT Equity Index Fund                    Fidelity VIP Growth Portfolio
AIT Government Bond Fund                 Fidelity VIP High Income Portfolio
AIT Money Market Fund                    Fidelity VIP Overseas Portfolio
AIT Select Aggressive Growth Fund        FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIT Select Capital Appreciation Fund     Fidelity VIP II Asset Manager Portfolio
AIT Select Emerging Markets Fund         FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
AIT Select Growth and Income Fund        (CLASS 2)
AIT Select Growth Fund                   FT VIP Franklin Large Cap Growth Securities Fund
AIT Select International Equity Fund     FT VIP Franklin Small Cap Fund
AIT Select Investment Grade Income Fund  INVESCO VARIABLE INVESTMENT FUNDS, INC.
AIT Select Strategic Growth Fund         INVESCO VIF Health Sciences Fund
AIT Select Strategic Income Fund         JANUS ASPEN SERIES (SERVICE SHARES)
AIT Select Value Opportunity Fund        Janus Aspen Growth Portfolio
ALLIANCE VARIABLE PRODUCTS SERIES        T. ROWE PRICE INTERNATIONAL SERIES, INC.
FUND, INC. (CLASS B)                     T. Rowe Price International Stock Portfolio
Alliance Premier Growth Portfolio
DELAWARE GROUP PREMIUM FUND
DGPF International Equity Series

THE POLICIES ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. VARIABLE LIFE POLICIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH THE POLICY. THIS LIFE POLICY IS NOT: A BANK DEPOSIT OR OBLIGATION; OR FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

WE OFFER A VARIETY OF VARIABLE LIFE POLICIES. THEY MAY OFFER FEATURES INCLUDING INVESTMENT OPTIONS, FEES AND/OR CHARGES THAT ARE DIFFERENT FROM THOSE IN THE POLICIES OFFERED BY THIS PROSPECTUS. THE POLICIES MAY BE OFFERED THROUGH DIFFERENT DISTRIBUTORS. UPON REQUEST, YOUR FINANCIAL REPRESENTATIVE CAN SHOW YOU INFORMATION REGARDING OTHER LIFE POLICIES OFFERED BY THE COMPANY. YOU CAN ALSO CONTACT US DIRECTLY TO FIND OUT MORE ABOUT THESE LIFE POLICIES.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

   CORRESPONDENCE MAY BE MAILED TO:                     DATED MAY 1, 2001
   ALLMERICA LIFE                                       440 LINCOLN STREET
   P.O. BOX 8014                                        WORCESTER, MASSACHUSETTS 01653
   BOSTON, MA 02266-8014                                (508) 855-1000

                               TABLE OF CONTENTS

SPECIAL TERMS...............................................       4
SUMMARY OF FEES AND CHARGES.................................       7
SUMMARY OF POLICY FEATURES..................................      12
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE
 UNDERLYING FUNDS...........................................      20
INVESTMENT OBJECTIVES AND POLICIES..........................      23
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........      26
THE POLICY..................................................      27
  Applying for the Policy...................................      27
  Free-Look Period..........................................      27
  Conversion Privileges.....................................      28
  Premium Payments..........................................      28
  Incentive Funding Discount................................      29
  Guaranteed Death Benefit Rider............................      30
  Paid-Up Insurance Option..................................      31
  Allocation of Net Premiums................................      31
  Transfer Privilege........................................      32
  Death Proceeds............................................      33
  Sum Insured Options.......................................      34
  Change in Sum Insured Option..............................      36
  Change in Face Amount.....................................      37
  Policy Value and Surrender Value..........................      38
  Death Proceeds Payment Options............................      39
  Optional Insurance Benefits...............................      39
  Policy Surrender..........................................      40
  Partial Withdrawals.......................................      40
CHARGES AND DEDUCTIONS......................................      41
  Tax Expense Charge........................................      41
  Premium Expense Charge....................................      41
  Monthly Deduction from Policy Value.......................      41
  Charges Against Assets of the Separate Account............      43
  Surrender Charge..........................................      44
  Charges on Partial Withdrawals............................      46
  Transfer Charges..........................................      46
  Charge for Increase in Face Amount........................      47
  Other Administrative Charges..............................      47
POLICY LOANS................................................      47
  Repayment of Loans........................................      48
  Effect of Policy Loans....................................      48
POLICY TERMINATION AND REINSTATEMENT........................      48
  Termination...............................................      48
  Reinstatement.............................................      49
OTHER POLICY PROVISIONS.....................................      50
  Policyowner...............................................      50
  Beneficiary...............................................      50
  Incontestability..........................................      50
  Suicide...................................................      50
  Notice of First Insured to Die............................      51
  Age.......................................................      51
  Assignment................................................      51
  Postponement of Payments..................................      51
VOTING RIGHTS...............................................      51

DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY.............      52
DISTRIBUTION................................................      53
REPORTS.....................................................      54
LEGAL PROCEEDINGS...........................................      54
FURTHER INFORMATION.........................................      54
INDEPENDENT ACCOUNTANTS.....................................      54
FEDERAL TAX CONSIDERATIONS..................................      55
  The Company and The Separate Account......................      55
  Taxation of the Policies..................................      55
  Modified Endowment Contracts..............................      56
  Estate and Generation-Skipping Taxes......................      57
MORE INFORMATION ABOUT THE GENERAL ACCOUNT..................      58
  General Description.......................................      58
  General Account Value and Policy Loans....................      58
  The Policy................................................      59
  Transfers, Surrenders, and Partial Withdrawals............      59
FINANCIAL STATEMENTS........................................      59
APPENDIX A -- OPTIONAL BENEFITS.............................     A-1
APPENDIX B -- PAYMENT OPTIONS...............................     B-1
APPENDIX C -- ILLUSTRATIONS.................................     C-1
APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES......     D-1
APPENDIX E -- PERFORMANCE INFORMATION.......................     E-1
FINANCIAL STATEMENTS........................................   FIN-1

                                 SPECIAL TERMS

ACCUMULATION UNIT: A measure of the Policyowner's interest in a Sub-Account.

AGE: An Insured's age as of the nearest birthday measured from the Policy anniversary.

BENEFICIARY: The person(s) designated by the owner of the Policy to receive the insurance proceeds upon the death of the last surviving Insured.

COMPANY: First Allmerica Financial Life Insurance Company. "We," "our," "us," "the Company" refer to First Allmerica Financial Life Insurance Company in this Prospectus.

DATE OF ISSUE: The date set forth in the Policy used to determine the Monthly Payment Date, Policy months, Policy years, and Policy anniversaries.

DEATH PROCEEDS: Prior to the Final Premium Payment Date, the Death Proceeds equal the amount calculated under the applicable Sum Insured Option (Option 1 or Option 2), less Debt outstanding at death of the last surviving Insured, partial withdrawals, if any, partial withdrawal charges, and any due and unpaid Monthly Deductions. After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy, unless the Guaranteed Death Benefit Rider is in effect. If the Rider is in effect, the Death Proceeds will be the greater of (a) the Face Amount as of the Final Premium Payment Date, or (b) the Policy Value as of the date due proof of death for Option 2 and date of death for Option 1 is received by the Company. This Rider may not be available in all states.

DEBT: All unpaid Policy loans plus interest due or accrued on such loans.

DELIVERY RECEIPT: An acknowledgment, signed by the Policyowner and returned to the Company's Principal Office, that the Policyowner has received the Policy and the Notice of Withdrawal Rights.

EVIDENCE OF INSURABILITY: Information, including medical information satisfactory to the Company, that is used to determine the Insureds' Premium Class.

FACE AMOUNT: The amount of insurance coverage applied for. The Face Amount of each Policy is set forth in the specifications pages of the Policy.

FINAL PREMIUM PAYMENT DATE: The Policy anniversary nearest the younger Insured's 95th birthday. The Final Premium Payment Date is the latest date on which a premium payment may be made. After this date, the Death Proceeds equal the Surrender Value of the Policy, unless the optional Guaranteed Death Benefit Rider is in effect. This Rider may not be available in all states. The Net Death Benefit may be different before and after the Final Payment Date. See DEATH PROCEEDS.

GENERAL ACCOUNT: All the assets of the Company other than those held in a Separate Account.

GUIDELINE ANNUAL PREMIUM: The annual amount of premium that would be payable through the Final Premium Payment Date of the Policy for the specified Sum Insured, if premiums were fixed by the Company as to both timing and amount, and monthly cost of insurance charges were based on the 1980 Commissioners Standard Ordinary Mortality Table D, Smoker or Non-Smoker, net investment earnings at an annual effective rate of 5%, and fees and charges as set forth in the Policy and any Policy riders. The Sum Insured Option 1 Guideline Annual Premium is used when calculating the maximum surrender charge.

GUIDELINE MINIMUM SUM INSURED: The Guideline Minimum Sum Insured required to qualify the Policy as "life insurance" under federal tax laws. The Guideline Minimum Sum Insured varies by Age. It is calculated by multiplying the Policy Value by a percentage determined by the younger Insured's Age.

The percentage factor is a percentage that, when multiplied by the Policy Value, determines the minimum death benefit required under federal tax laws. For both the Option 1 and the Option 2, the percentage factor is based on the younger Insured's attained age on Death of Last Surviving Insured, as set forth in GUIDELINE MINIMUM SUM INSURED TABLE 1 in SUM INSURED OPTIONS -- "GUIDELINE MINIMUM SUM INSURED".

INSURANCE AMOUNT AT RISK: The Sum Insured less the Policy Value.

INSUREDS: The two persons covered under the Policy.

LOAN VALUE: The maximum amount that may be borrowed under the Policy.

MINIMUM MONTHLY FACTOR: The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

    - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

    - Debt does not exceed Policy Value less surrender charges, then

    - the Policy is guaranteed not to lapse during that period.

EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

MONTHLY DEDUCTION: Charges deducted monthly from the Policy Value prior to the Final Premium Payment Date. The charges include the monthly cost of insurance, the monthly cost of any benefits provided by riders, and the monthly administrative charge.

MONTHLY PAYMENT DATE: The date on which the Monthly Deduction is deducted from the Policy Value.

NET PREMIUM: An amount equal to the premium less a tax expense charge and premium expense charge.

PAID-UP INSURANCE: Joint survivorship insurance coverage for the lifetime of the Insureds, with no further premiums due.

POLICY CHANGE: Any change in the Face Amount, the addition or deletion of a rider, or a change in the Sum Insured Option.

POLICY VALUE: The total amount available for investment under the Policy at any time. It is equal to the sum of (a) the value of the Accumulation Units credited to the Policy in the Sub-Accounts, and (b) the accumulation in the General Account credited to the Policy.

POLICYOWNER: The person, persons or entity entitled to exercise the rights and privileges under the Policy.

PREMIUM CLASS: The risk classification that the Company assigns the Insureds based on the information in the application and any other Evidence of Insurability considered by the Company. The Insureds' Premium Class will affect the cost of insurance charge and the amount of premium required to keep the Policy in force.

PRINCIPAL OFFICE: The Company's office, located at 440 Lincoln Street, Worcester, Massachusetts 01653.

PRO-RATA ALLOCATION: In certain circumstances, the Policyowner may specify from which Sub-Account certain deductions will be made or to which Sub-Account Policy Value will be allocated. If you do not, the Company will allocate the deduction or Policy Value among the General Account and the Sub-Accounts in the same proportion that the Policy Value in the General Account and the Policy Value in each Sub-Account bear to the total Policy Value on the date of deduction or allocation.

SEPARATE ACCOUNT: A separate account consists of assets segregated from the Company's other assets. The investment performance of the assets of a separate account is determined separately from the other assets of the Company. The assets of a separate account which are equal to the reserves and other policy liabilities are not chargeable with liabilities arising out of any other business which the Company may conduct.

SUB-ACCOUNT: A division of the Separate Account. Each Sub-Account invests exclusively in the shares of a corresponding Fund of the Allmerica Investment Trust ("Trust"), the Alliance Premier Growth Portfolio of the Alliance Variable Products Series Fund, Inc. ("Alliance"), the DGPF International Equity Series of the Delaware Group Premium Fund ("DGPF"), a corresponding Portfolio of the Fidelity Variable Insurance Products Fund ("Fidelity VIP") or Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), a corresponding Fund of the Franklin Templeton Variable Insurance Products Trust ("FT VIP"), the Fund of the INVESCO Variable Investment Funds, Inc. (INVESCO), the Portfolio of the Janus Aspen Series ("Janus Aspen") or the Portfolio of the T. Rowe Price International Series, Inc. ("T. Rowe Price").

SUM INSURED: The amount payable upon the death of the last surviving Insured, before the Final Premium Payment Date, prior to deductions for Debt outstanding at the death of the last surviving Insured, partial withdrawals and partial withdrawal charges, if any, and any due and unpaid Monthly Deductions. The amount of the Sum Insured will depend on the Sum Insured Option chosen, but will always be at least equal to the Face Amount.

SURRENDER VALUE: The amount payable upon a full surrender of the Policy. It is the Policy Value less any Debt and applicable surrender charges.

UNDERLYING FUNDS (FUNDS): the Funds of the Allmerica Investment Trust, the Portfolio of the Alliance Variable Products Series Fund, Inc., the Series of the Delaware Group Premium Fund, the Portfolios of the Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II, the Funds of the Franklin Templeton Variable Insurance Products Trust, the Fund of the INVESCO Variable Investment Funds, Inc., the Portfolio of the Janus Aspen Series, and the Portfolio of T. Rowe Price International Series, Inc. are available under the Policy.

VALUATION DATE: A day on which the net asset value of the shares of any of the Underlying Funds is determined and Accumulation Unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal or surrender of a Policy is received) when there is a sufficient degree of trading in an Underlying Fund's securities such that the current net asset value of the Sub-Accounts may be materially affected.

WRITTEN REQUEST: A request by the Policyowner in writing, satisfactory to the Company.

YOU OR YOUR: The Policyowner, as shown in the application or the latest change filed with the Company.

                          SUMMARY OF FEES AND CHARGES

POLICY FEES AND CHARGES

THERE ARE COSTS RELATED TO THE INSURANCE AND INVESTMENT FEATURES OF THE POLICY. FEES AND CHARGES TO COVER THESE COSTS ARE DEDUCTED IN SEVERAL WAYS.

TAX EXPENSE CHARGE

A charge will be deducted from each premium payment for state and local premium taxes paid by the Company for the Policy and to compensate the Company for federal taxes imposed for deferred acquisition cost ("DAC") taxes. The total charge is the actual state and local premium taxes paid by the Company, varying according to jurisdiction, and a DAC tax deduction of 1% of premiums. See CHARGES AND DEDUCTIONS -- "Tax Expense Charge."

PREMIUM EXPENSE CHARGE

A charge of 1% of premiums will be deducted from each premium payment to partially compensate the Company for sales expenses related to the Policies. See CHARGES AND DEDUCTIONS -- "Premium Expense Charge."

MONTHLY DEDUCTIONS FROM POLICY VALUE

On the Date of Issue and each Monthly Payment Date, certain charges ("Monthly Deductions") will be deducted from the Policy Value. The Monthly Deduction consists of a charge for cost of insurance, a charge for administrative expenses, and a charge for the cost of any additional benefits provided by rider. You may instruct the Company to deduct the Monthly Deduction from one specific Sub-Account. If you do not, the Company will make a Pro-Rata Allocation of the charge. No Monthly Deductions are made on or after the Final Premium Payment Date. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."

The MONTHLY COST OF INSURANCE CHARGE is determined by multiplying the Insurance Amount at Risk for each Policy month by the applicable cost of insurance rate or rates. The Insurance Amount at Risk will be affected by any decreases or increases in the Face Amount.

A MONTHLY ADMINISTRATIVE CHARGE of $6 per month is made for administrative expenses. The charge is designed to reimburse the Company for the costs associated with issuing and administering the Policies, such as processing premium payments, Policy loans and loan repayments, changes in Sum Insured Option, and death claims. These charges also help cover the cost of providing annual statements and responding to Policyowner inquiries.

As noted above, certain ADDITIONAL INSURANCE RIDER BENEFITS are available under the Policy for an additional monthly charge. See APPENDIX A -- OPTIONAL BENEFITS.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

A daily charge, currently equivalent to an effective annual rate of 1.15% of the average daily net asset value of each Sub-Account of the Separate Account, is imposed to compensate the Company for its assumption of certain mortality and expense risks and for administrative costs associated with the Separate Account. The rate is 0.90% for the mortality and expense risk and 0.25% for the Separate Account administrative charge. The administrative charge is eliminated after the 15th Policy year. See CHARGES AND DEDUCTIONS -- "Charges Against Assets of the Separate Account."

CHARGES OF THE UNDERLYING FUNDS

In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. The levels of fees and expenses vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds for 2000.

                                                                                        OTHE            TOTAL FUND
                                               MANAGEMENT FEE                      EXPENSES (AFTER    EXPENSES (AFTER
                                                 (AFTER ANY           12B-1        ANY APPLICABLE      ANY WAIVERS/
UNDERLYING FUND                              VOLUNTARY WAIVERS)        FEE+        REIMBURSEMENTS)    REIMBURSEMENTS)
---------------                              ------------------   --------------   ---------------   -----------------
AIT Core Equity Fund*......................   0.52%               0.00%            0.05%             0.57%(1)(2)
AIT Equity Index Fund......................   0.27%               0.00%            0.06%             0.33%(1)(2)
AIT Government Bond Fund...................   0.50%               0.00%            0.11%             0.61%(1)
AIT Money Market Fund*.....................   0.31%               0.00%            0.05%             0.36%(1)
AIT Select Aggressive Growth Fund..........   0.78%               0.00%            0.05%             0.83%(1)(2)
AIT Select Capital Appreciation Fund.......   0.87%               0.00%            0.07%             0.94%(1)(2)
AIT Select Emerging Markets Fund...........   1.35%               0.00%            0.54%             1.89%(1)(2)
AIT Select Growth and Income Fund..........   0.67%               0.00%            0.06%             0.73%(1)
AIT Select Growth Fund.....................   0.76%               0.00%            0.05%             0.81%(1)(2)
AIT Select International Equity Fund.......   0.88%               0.00%            0.11%             0.99%(1)(2)
AIT Select Investment Grade Income Fund....   0.42%               0.00%            0.07%             0.49%(1)
AIT Select Strategic Growth Fund...........   0.85%               0.00%            0.30%             1.15%(1)(2)
AIT Select Strategic Income Fund**.........   0.60%               0.00%            0.17%             0.77%(1)
AIT Select Value Opportunity Fund..........   0.88%               0.00%            0.06%             0.94%(1)(2)
Alliance Premier Growth Portfolio
 (Class B).................................   1.00%               0.25%            0.05%             1.30%
DGPF International Equity Series...........   0.78%               0.00%            0.17%             0.95%(3)(4)
Fidelity VIP Equity-Income Portfolio.......   0.48%               0.00%            0.08%             0.56%(5)
Fidelity VIP Growth Portfolio..............   0.57%               0.00%            0.08%             0.65%(5)
Fidelity VIP High Income Portfolio.........   0.58%               0.00%            0.10%             0.68%(5)
Fidelity VIP Overseas Portfolio............   0.72%               0.00%            0.17%             0.89%(5)
Fidelity VIP II Asset Manager Portfolio....   0.53%               0.00%            0.08%             0.61%(5)
FT VIP Franklin Large Cap Growth Securities
 Fund (Class 2)............................   0.75%               0.25%            0.03%             1.03%(6)(7)
FT VIP Franklin Small Cap Fund
 (Class 2).................................   0.53%               0.25%            0.28%             1.06%(6)(8)(9)
INVESCO VIF Health Sciences Fund...........   0.75%               0.00%            0.32%             1.07%(10)
Janus Aspen Growth Portfolio (Service
 Shares)...................................   0.65%               0.25%            0.02%             0.92%(11)
T. Rowe Price International Stock
 Portfolio.................................   1.05%               0.00%            0.00%             1.05%(12)

+ The Company may receive service fees or 12b-1 fees from the Underlying Funds in return for providing certain services. In addition, the Company may receive fees from the investment advisers or other service providers for providing such services.

* Effective October 1, 2000, the management fee rates for the AIT Core Equity Fund and AIT Money Market Fund were revised. The Management Fee and Total Fund Expense ratios shown in the table above have been adjusted to reflect current revised fee rates.

** This portfolio commenced operations on July 3, 2000. "Other Expenses" are based upon estimated amounts for the current fiscal year.

(1) Through December 31, 2001, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund, 1.25% for AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund, AIT Select Strategic Growth Fund and AIT Core Equity Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund, AIT Select Investment Grade Income Fund and AIT Government Bond Fund, and 0.60% for AIT Money Market Fund and AIT Equity Index Fund. The total operating expenses of the funds were less than their respective expense limitations throughout 2000.

In addition, through December 31, 2001, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.

Through December 31, 2001, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.

The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

(2) These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. These amounts have been treated as reductions of expenses. Including these reductions, total annual fund operating expenses were 0.52% for AIT Core Equity Fund, 0.32% for AIT Equity Index Fund, 0.81% for AIT Select Aggressive Growth Fund, 0.93% for AIT Select Capital Appreciation Fund, 1.84% for AIT Select Emerging Markets Fund, 0.80% for AIT Select Growth Fund, 0.98% for AIT Select International Equity Fund, 1.10% for AIT Select Strategic Growth Fund, and 0.87% for AIT Select Value Opportunity Fund.

(3) For the fiscal year ended December 31, 2000, before waiver and/or reimbursement by the investment adviser, total Series expenses as a percentage of average daily net assets was 1.02% for DGPF International Equity Series.

(4) Effective May 1, 2001 through October 31, 2001, the investment adviser for the Series of DGPF has agreed voluntarily to waive their management fees and reimburse the Series for expenses to the extent that total expenses will not exceed 0.95% for the DGPF International Equity Series. The fee ratios shown above have been restated, if necessary, to reflect the new voluntary limitations which took effect on May 1, 2001. The declaration of a voluntary expense limitation does not bind the investment adviser to declare future expense limitations with respect to this Fund.

(5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses.

(6) The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(7) The fund administration fee is paid indirectly through the Management fee.

(8) Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.

(9) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in FT VIP Franklin Templeton Money Fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Including this reduction the Total Operating Expenses were 1.02%.

(10) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

(11) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for the Janus Aspen Growth Portfolio. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least until the next annual renewal of the advisory agreement. All expenses are shown without the effect of any expense offset arrangements.

(12) Management fees include operating expenses.

The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

OTHER CHARGES (NON-PERIODIC)

TRANSACTION CHARGE ON PARTIAL WITHDRAWALS

A transaction charge is assessed at the time of each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. The transaction charge is the smaller of 2% of the amount withdrawn, or $25. In addition to the transaction charge, a partial withdrawal charge also may be made under certain circumstances. See CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals." The transaction fee applies to all partial withdrawals including a Withdrawal without surrender charge (described below).

CHARGE FOR INCREASE IN FACE AMOUNT

For each increase in the Face Amount, a charge of $40 will be deducted from the Policy Value. This charge is designed to reimburse the Company for underwriting and administrative costs associated with the increase. See THE POLICY -- "Change in Face Amount" and CHARGES AND DEDUCTIONS -- "Charge for Increase in Face Amount."

TRANSFER CHARGE

The first 12 transfers of Policy Value in a Policy year will be free of charge. Thereafter, with certain exceptions, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the costs of processing the transfer. See THE POLICY -- "Transfer Privilege" and CHARGES AND DEDUCTIONS -- "Transfer Charges."

SURRENDER CHARGES

At any time that the Policy is in effect, a Policyowner may elect to surrender the Policy and receive its Surrender Value. A surrender charge is calculated upon issuance of the Policy and upon each increase in the Face Amount. The duration of the surrender charge is 15 years. The surrender charge is imposed only if, during its duration, you request a full surrender of the Policy or a decrease in the Face Amount.

SURRENDER CHARGE ON THE INITIAL FACE AMOUNT

The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b) where (a) is a deferred administrative charge equal to $8.50 per thousand dollars of the initial Face Amount, and (b) is a deferred sales charge of 48% of premiums received up to a maximum number of Guideline Annual Premiums subject to the deferred sales charge. Such deferred sales charge varies by average issue Age from 1.95 (for average issue Ages 5 through 75) to
1.31 (for average issue Age 82). In accordance with limitations under state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 of the initial Face Amount, as indicated in APPENDIX D --CALCULATION OF MAXIMUM SURRENDER CHARGES.

The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of the 180 Policy months (15 Policy years), as described in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. If you surrender the Policy during the first two Policy years following the Date of Issue, before making premium payments associated with the initial Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of the initial Face Amount, but the deferred sales charge will not exceed 25% of premiums received. See THE POLICY -- "Policy Surrender," and CHARGES AND DEDUCTIONS -- "Surrender Charge."

SURRENDER CHARGES FOR INCREASES IN FACE AMOUNT

A separate surrender charge will apply to, and is calculated for, each increase in the Face Amount. The maximum surrender charge for the increase is equal to the sum of (a) plus (b) where (a) is equal to $8.50 per thousand dollars of increase, and (b) is a deferred sales charge of 48% of premiums associated with the increase, up to a maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge. Such deferred sales charge varies by average Age (at the time of increase) from 1.95 (for average Ages 5 through 75) to 1.31 (for average Age 82). In accordance with limitations under state insurance regulations, the amount of the surrender charge will not exceed a specified amount per $1,000 of increase, as indicated in APPENDIX D --CALCULATION OF MAXIMUM SURRENDER CHARGES.

As is true for the initial Face Amount, (a) is a deferred administrative charge, and (b) is a deferred sales charge. The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of the 180 Policy months (15 Policy years), as described in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. If you surrender the Policy during the first two Policy years following an increase in the Face Amount before making premium payments associated with the increase in the Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of the Face Amount increase, but the deferred sales charge will not exceed 25% of premiums associated with the increase.

SURRENDER CHARGES ON DECREASES IN FACE AMOUNT

In the event of a decrease in the Face Amount, the surrender charge imposed is proportional to the charge that would apply to a full Policy surrender. See THE POLICY -- "Policy Surrender," and CHARGES AND DEDUCTIONS -- "Surrender Charge" and APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

                           SUMMARY OF POLICY FEATURES

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. If you are considering the purchase of this product, you should read the remainder of this Prospectus carefully before making a decision. It offers a more complete presentation of the topics presented here, and will help you better understand the product. However, the Policy, together with its attached application, constitutes the entire agreement between you and the Company.

Policyowners may, within limits, choose the amount of initial payment and vary the frequency and amount of future payments. The Policy allows partial withdrawals and full surrender of the Policy's Surrender Value, within limits. The Policies are not suitable for short-term investment because of the substantial nature of the surrender charge. If the Policyowner thinks about surrendering the Policy, the lower deferred sales charges that apply during the first two years from the Date of Issue or an increase in the Face Amount should be considered.

There is no guaranteed minimum Policy Value. The value of a Policy will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Policy Value will also be adjusted for other factors, including the amount of charges imposed. The Policy will remain in effect so long as the Policy Value, less any surrender charges and less any outstanding Debt, is sufficient to pay certain monthly charges imposed in connection with the Policy. The Policy Value may decrease to the point where the Policy will lapse and provide no further death benefit without additional premium payments, unless the optional Guaranteed Death Benefit Rider is in effect. (This Rider may not be available in all states.)

If the Policy is in effect at the death of the last surviving Insured, the Company will pay a death benefit (the "Death Proceeds") to the Beneficiary. Prior to the Final Premium Payment Date, the Death Proceeds equal the Sum Insured, less any Debt, partial withdrawals, and any due and unpaid charges. The Policyowner may choose either Sum Insured Option 1 (the Sum Insured is fixed in amount) or Sum Insured Option 2 (the Sum Insured includes the Policy Value in addition to a fixed insurance amount). A Policyowner has the right to change the Sum Insured option, subject to certain conditions. A Guideline Minimum Sum Insured, equivalent to a percentage of the Policy Value, will apply if greater than the Sum Insured otherwise payable under Option 1 or Option 2.

In certain circumstances, the Policy may be considered a "modified endowment contract." Under the Internal Revenue Code of 1986 ("Code"), any Policy loan, partial withdrawal or surrender from a modified endowment contract may be subject to tax and tax penalties. See FEDERAL TAX CONSIDERATIONS -- "Modified Endowment Contracts."

No claim is made that the Policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

ABOUT THE POLICY

The Policy allows you to make premium payments in any amount and frequency, subject to certain limitations. As long as the Policy remains in force, it will provide for:

    - life insurance coverage on the named Insureds,

    - Policy Value,

    - surrender rights and partial withdrawal rights,

    - loan privileges, and

    - in some cases, additional insurance benefits available by rider for an additional charge.

LIFE INSURANCE

The Policy is a life insurance contract with death benefits, Policy Value, and other features traditionally associated with life insurance. The Policy is a "joint survivorship" policy because Death Proceeds are payable, not on the death of the first Insured to die, but on the death of the last surviving Insured. The Policy is "variable" because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the death benefit may vary with the investment experience of the Sub-Accounts.

CONDITIONAL INSURANCE AGREEMENT

If at the time of application you make a payment equal to at least one Minimum Monthly Factor for the Policy as applied for, the Company will provide conditional insurance, equal to the amount of insurance, subject to the terms of the Conditional Insurance Agreement. If the application is approved, the Policy will be issued as of the date the terms of the conditional insurance are met. If you do not wish to make any payment at the time of application, insurance coverage will not be in force until delivery of the Policy and payment of sufficient premium to place the insurance in force.

If any premiums are paid prior to the issuance of the Policy, such premiums will be held in the General Account. If your application is approved and the Policy is issued and accepted, the initial premiums held in the General Account will be credited with interest at a specified rate beginning not later than the date of receipt of the premiums at the Principal Office. IF THE POLICY IS NOT ISSUED AND ACCEPTED, THE INITIAL PREMIUMS WILL BE RETURNED TO YOU WITHOUT INTEREST.

ALLOCATION OF INITIAL PREMIUMS

Net premiums may be allocated to one or more Sub-Accounts of the Separate Account, to the General Account, or to any combination of Accounts. You bear the investment risks of amounts allocated to the Sub-Accounts. Allocations may be made to no more than 20 Sub-Accounts at any one time. The minimum allocation is 1% of Net Premium. All allocations must be in whole numbers and must total 100%. See THE POLICY -- "Allocation of Net Premiums." Premiums allocated to the General Account will earn a fixed rate of interest. Net premiums and minimum interest are guaranteed by the Company. For more information, see MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

FREE-LOOK PERIOD

The Policy provides for an initial free-look period. You may cancel the Policy by mailing or delivering it to the Principal Office or to an agent of the Company on or before the latest of:

    - 45 days after the applications for the Policy are signed,

    - 10 days after you receive the Policy (or, if required by state law, the longer period indicated in the Policy), or

    - 10 days after the Company mails or personally delivers a Notice of Withdrawal Rights to you.

    - 60 days after you receive the Policy, if the Policy was purchased in New York as a replacement for an existing policy.

When you return the Policy, the Company will mail a refund to you within seven days. The refund of any premium by check may be delayed until the check has cleared your bank.

Where required by state law, however, the Company will refund the entire amount of premiums paid. In other states or if the Policy was issued in New York as a replacement, the refund will equal the sum of:

    (1) the difference between the premium, including fees and charges paid, and any amount allocated to the Separate Account, PLUS

    (2) the value of the amounts allocated to the Separate Account, PLUS

    (3) any fees or charges imposed on the amounts allocated to the Separate Account.

The amount refunded in (1) above includes any premiums allocated to the General Account. A free-look privilege also applies after a requested increase in the Face Amount. See THE POLICY -- "Free-Look Period."

CONVERSION PRIVILEGES

During the first 24 Policy months after the Date of Issue, subject to certain restrictions, you may convert the Policy to a fixed flexible premium adjustable life insurance policy by simultaneously transferring all accumulated value in the Sub-Accounts to the General Account and instructing the Company to allocate all future premiums to the General Account. A similar conversion privilege is in effect for 24 Policy months after the date of an increase in the Face Amount. Where required by state law, and at your request, the Company will issue a flexible premium adjustable life insurance policy to you. The new policy will have the same Face Amount, issue Age, Date of Issue, and Premium Class as the original Policy. See THE POLICY -- "Conversion Privileges."

FLEXIBLE PREMIUM

The Policy is a "flexible premium" policy because, unlike traditional insurance policies, there is no fixed schedule for premium payments. You may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws. Although you may establish a schedule of premium payments ("planned premium payments"), failure to make the planned premium payments will not necessarily cause the Policy to lapse. Because of the variable nature of the Policy, making planned premium payments does not guarantee that the Policy will remain in force. Thus, you may, but are not required to, pay additional premiums. If the Guaranteed Death Benefit Rider is in effect, however, certain minimum premium payment tests must be met. (This Rider may not be available in all states.)

The Policy will remain in force until the Surrender Value is insufficient to cover the next Monthly Deduction and loan interest accrued, if any, and a grace period of 62 days has expired without adequate payment being made by you. During the first 48 Policy months after the Date of Issue or the effective date of an increase in the Face Amount, the Policy will not lapse if the total premiums paid less the Debt, partial withdrawals and withdrawal charges are equal to or exceed the sum of the Minimum Monthly Factor for the number of months the Policy, increase in the Face Amount, or a Policy Change which causes a change in the Minimum Monthly Factor, has been in force. Even during these periods, however, making payments at least equal to the Minimum Monthly Factor will not prevent the Policy from lapsing if the Debt equals or exceeds the Policy Value less surrender charges.

MINIMUM MONTHLY FACTOR

The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

    - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

    - Debt does not exceed Policy Value less surrender charges, then

    - the Policy is guaranteed not to lapse during that period.

EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

GUARANTEED DEATH BENEFIT RIDER (MAY NOT BE AVAILABLE IN ALL STATES)

This Rider, WHICH IS AVAILABLE ONLY AT DATE OF ISSUE:

    - guarantees that the Policy will not lapse, regardless of the investment performance of the Separate Account; and

    - provides a guaranteed death benefit.

In order to maintain the Rider, certain minimum premium payment tests must be met on each Policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in Face Amount. In addition, a one-time administrative charge of $25 will be deducted from the Policy Value when the Rider is elected. Certain transactions, including Policy loans, partial withdrawals, and changes in the Death Benefit Options, can result in the termination of the Rider. If this Rider is terminated, it cannot be reinstated.

PARTIAL WITHDRAWALS

After the first Policy year, you may make partial withdrawals from the Policy Value in a minimum amount of $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal. A partial withdrawal will not be allowed under Option 1 if it would reduce the Face Amount below $100,000.

A transaction charge, which is described in CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals," will be assessed to reimburse the Company for the cost of processing each partial withdrawal. The transaction fee applies to all partial withdrawals, including a Withdrawal without a surrender charge. A partial withdrawal charge also may be imposed upon a partial withdrawal. Generally, amounts withdrawn during each Policy year in excess of 10% of the Policy Value ("excess withdrawal") are subject to the partial withdrawal charge. The partial withdrawal charge is equal to 5% of the excess withdrawal up to the surrender charge on the date of withdrawal. If no surrender charge is applicable at the time of withdrawal, no partial withdrawal charge will be deducted. The Policy's outstanding surrender charge will be reduced by the amount of the partial withdrawal charge deducted. See THE POLICY -- "Partial Withdrawals" and CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals."

LOAN PRIVILEGE

You may borrow against the Policy Value. The total amount you may borrow is the Loan Value. Loan Value in the first Policy year is 75% of an amount equal to the Policy Value less surrender charge, Monthly Deductions, and interest on Debt to the end of the Policy year. Thereafter, Loan Value is 90% of an amount equal to the Policy Value less the surrender charge.

Policy loans will be allocated among the General Account and the Sub-Accounts in accordance with your instructions. If no allocation is made by you, the Company will make a Pro-Rata Allocation among the Accounts. In either case, Policy Value equal to the Policy loan will be transferred from the appropriate Sub-Account(s) to the General Account, and will earn monthly interest at an effective annual rate of at least 6%. Therefore, a Policy loan may have a permanent impact on the Policy Value even though it eventually is repaid. Although the loan amount is a part of the Policy Value, the Death Proceeds will be reduced by the amount of outstanding Debt at the time of death.

Policy loans will bear interest at a fixed rate of 8% per year, due and payable in arrears at the end of each Policy year. If interest is not paid when due, it will be added to the loan balance. Policy loans may be repaid at any time. You must notify the Company if a payment is a loan repayment; otherwise, it will be considered a premium payment. Any partial or full repayment of Debt by you will be allocated to the General Account or Sub-Accounts in accordance with your instructions. If you do not specify an allocation, the Company will allocate the loan repayment in accordance with your most recent premium allocation instructions. See POLICY LOANS.

PREFERRED LOAN OPTION

A preferred loan option is available under the Policy. The preferred loan option will be available upon Written Request. It may be revoked by you at any time. If this option has been selected, after the tenth Policy anniversary the Policy Value in the General Account equal to the loan amount will be credited with interest at an effective annual yield of at least 7.5%. The Company's current practice is to credit a rate of interest equal to the rate being charged for a preferred loan, which may be treated as a taxable distribution from the Policy. See FEDERAL TAX CONSIDERATIONS, "Policy Loans." There is some uncertainty as to the tax treatment of preferred loans. Consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS). THE PREFERRED LOAN OPTION IS NOT AVAILABLE IN ALL STATES.

POLICY LAPSE AND REINSTATEMENT

Except as otherwise provided in the optional Guaranteed Death Benefit Rider, the failure to make premium payments will not cause the Policy to lapse unless:

    (a) the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued, if any; or

    (b) Debt exceeds Policy Value less surrender charges.

A 62-day grace period applies to each situation.

Even if the situation described in (a) above exists, the Policy will not lapse if you meet the so-called "Minimum Monthly Factor" test. The Minimum Monthly Factor test is only used to determine whether the Policy will enter the grace period during the first 48 months or within 48 months following an increase in the Face Amount. Under the Minimum Monthly Factor test, the Company determines two amounts:

    - The sum of the payments you have made, MINUS any Debt, withdrawals and withdrawal charges, and

    - the amount of the Minimum Monthly Factor (the amount is shown on page 5 of the Policy) MULTIPLIED by the number of months the Policy has been in force, or the number of months which have elapsed since the last increase in the Face Amount.

The Company then compares the first amount to the second amount. The Policy will not enter the grace period if the first amount is greater than the second amount. If the Policy lapses, it may be reinstated within three years of the date of default (but not later than the Final Premium Payment Date). In order to reinstate, you must pay the reinstatement premium and provide satisfactory Evidence of Insurability subject to our then current underwriting standards. The Company reserves the right to increase the Minimum Monthly Factor upon reinstatement. See POLICY TERMINATION AND REINSTATEMENT.

In addition, if the Guaranteed Death Benefit Rider is in effect, the Company guarantees that the Policy will not lapse, regardless of the investment performance of the Separate Account. The Policy may lapse, however, under certain circumstances. See THE POLICY -- "Guaranteed Death Benefit Rider." (This Rider may not be available in all states.)

POLICY VALUE AND SURRENDER VALUE

The Policy Value is the total amount available for investment under the Policy at any time. It is the sum of the value of all Accumulation Units in the Sub-Accounts of the Separate Account and all accumulations in the General Account credited to the Policy. The Policy Value reflects the amount and frequency of Net Premiums paid, charges and deductions imposed under the Policy, interest credited to accumulations in the General Account, investment performance of the Sub-Account(s) to which Policy Value has been allocated, and partial withdrawals. The Policy Value may be relevant to the computation of the Death Proceeds. You bear the entire investment risk for amounts allocated to the Separate Account. The Company does not guarantee a minimum Policy Value.

The Surrender Value will be the Policy Value less any Debt and applicable surrender charges. The Surrender Value is relevant, for example, to the continuation of the Policy and in the computation of the amounts available upon partial withdrawals, Policy loans or surrender.

DEATH PROCEEDS

The Policy provides for the payment of certain Death Proceeds to the named Beneficiary upon the death of the last surviving Insured. There are no Death Proceeds payable on the death of the first Insured to die. Prior to the Final Premium Payment Date, the Death Proceeds will be equal to the Sum Insured, reduced by any outstanding Debt, partial withdrawals, partial withdrawal charges, and any Monthly Deductions due and not yet deducted through the Policy month in which the last surviving Insured dies.

Two Sum Insured Options are available. Under Option 1, the Sum Insured is the greater of the Face Amount of the Policy or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is the greater of the Face Amount of the Policy plus the Policy Value or the Guideline Minimum Sum Insured. The Guideline Minimum Sum Insured is equivalent to a percentage (determined each month based on the younger Insured's Age) of the Policy Value. On or after the Final Premium Payment Date, the Death Proceeds will equal the Surrender Value. See THE
POLICY -- "Death Proceeds."

The Death Proceeds under the Policy may be received in a lump sum or under one of the Payment Options described in the Policy. See APPENDIX B -- PAYMENT OPTIONS.

FLEXIBILITY TO ADJUST SUM INSURED

Subject to certain limitations, you may adjust the Sum Insured, and thus the Death Proceeds, at any time prior to the Final Premium Payment Date, by increasing or decreasing the Face Amount. Any change in the Face Amount will affect the monthly cost of insurance charges and the amount of the surrender charge. If the Face Amount is decreased, a pro-rata surrender charge may be imposed. The Policy Value is reduced by the amount of the charge. See THE POLICY -- "Change in Face Amount."

The minimum increase in the Face Amount is $10,000, and any increase also may require additional Evidence of Insurability. The increase is subject to a "free-look period" and, during the first 24 months after the increase, to a conversion privilege. See THE POLICY -- "Free-Look Period" and "Conversion Privileges."

ADDITIONAL INSURANCE BENEFITS

You have the flexibility to add additional insurance benefits by rider. These include the Exchange Option Rider ("Split Option Rider"), Other Insured Rider, Guaranteed Death Benefit Rider, and Four-Year Term Rider. See APPENDIX A -- OPTIONAL BENEFITS. (All riders may not be available in all states.)

The cost of these optional insurance benefits will be deducted from the Policy Value as part of the Monthly Deduction. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."

PAID-UP INSURANCE OPTION

The Policyowner who elects this option will have, without further premiums due, joint survivorship insurance coverage for the lifetime of the Insureds, with the Death Proceeds payable on the death of the last surviving Insured. The Policyowner who has elected the Paid-Up Insurance option may not pay additional premiums, select Sum Insured Option 2, increase or decrease the Face Amount, or make partial withdrawals. Policy Value in the Separate Account will be transferred to the General Account on the date the Company receives Written Request to exercise the option, and transfers of Policy Value back to the Separate Account will not be permitted. Riders will continue only with the consent of the Company. Surrender Value and Loan Value are calculated differently. See THE POLICY -- "Paid-Up Insurance Option." This option may not be available in all states.

INVESTMENT OPTIONS

The Policy permits Net Premiums to be allocated either to the Company's General Account or to the Separate Account. The Separate Account currently is comprised of 29 Sub-Accounts ("Sub-Accounts"). Of these 29 Sub-Accounts, 26 are available to the Policy. You may have allocations in up to 20 Sub-Accounts at one time. Each Sub-Account invests exclusively in a corresponding Underlying Fund of the Allmerica Investment Trust ("Trust") managed by Allmerica Financial Investment Management Services, Inc. ("AFIMS"), the Alliance Variable Product Series
Fund, Inc. ("Alliance") managed by Alliance Capital Management, L.P. ("Alliance Capital"), the Delaware Group Premium Fund ("DGPF") managed by Delaware International Advisers Ltd. with respect to the International Equity Series, the Fidelity Variable Insurance Products Fund ("Fidelity VIP") and the Fidelity Variable Insurance Products Fund II ("Fidelity VIP II") managed by Fidelity Management & Research Company, the Franklin Templeton Variable Insurance Products Trust ("FT VIP") managed by Franklin Advisers, Inc., the INVESCO Variable Investment Funds, Inc. ("INVESCO") managed by INVESCO Funds
Group, Inc., the Janus Aspen Series ("Janus Aspen") managed by Janus Capital, or the T. Rowe Price International Series, Inc. ("T. Rowe Price") managed by T. Rowe Price International, Inc. ("Price-International"), with respect to the International Stock Portfolio. The Policy permits you to transfer Policy Value among the available Sub-Accounts and between the Sub-Accounts and the General Account, subject to certain limitations described under THE POLICY -- "Transfer Privilege." The Trust, Alliance, DGPF, Fidelity VIP, Fidelity VIP II, FT VIP, INVESCO, Janus Aspen, and T. Rowe Price are open-end, diversified series management investment companies. The following Underlying Funds are available under the Policy:

ALLMERICA INVESTMENT TRUST                 FIDELITY VARIABLE INSURANCE PRODUCTS FUND
AIT Core Equity Fund                       Fidelity VIP Equity-Income Portfolio
AIT Equity Index Fund                      Fidelity VIP Growth Portfolio
AIT Government Bond Fund                   Fidelity VIP High Income Portfolio
AIT Money Market Fund                      Fidelity VIP Overseas Portfolio
AIT Select Aggressive Growth Fund          FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIT Select Capital Appreciation Fund       Fidelity VIP II Asset Manager Portfolio
AIT Select Emerging Markets Fund           FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
AIT Select Growth and Income Fund          (CLASS 2)
AIT Select Growth Fund                     FT VIP Franklin Large Cap Growth Securities Fund
AIT Select International Equity Fund       FT VIP Franklin Small Cap Fund
AIT Select Investment Grade Income Fund    INVESCO VARIABLE INVESTMENT FUNDS, INC.
AIT Select Strategic Growth Fund           INVESCO VIF Health Sciences Fund
AIT Select Strategic Income Fund           JANUS ASPEN SERIES (SERVICE SHARES)
AIT Select Value Opportunity Fund          Janus Aspen Growth Portfolio
ALLIANCE VARIABLE PRODUCTS SERIES          T. ROWE PRICE INTERNATIONAL SERIES, INC.
FUND, INC. (CLASS B)                       T. Rowe Price International Stock Portfolio
Alliance Premier Growth Portfolio
DELAWARE GROUP PREMIUM FUND
DGPF International Equity Series

Certain Funds may not be available in all states.

Each of the Underlying Funds has its own investment objectives. Certain Underlying Funds, however, have investment objectives similar to certain other Underlying Funds. The value of each Sub-Account will vary daily depending upon the performance of the Underlying Fund in which it invests. Each Sub-Account reinvests dividends or capital gains distributions received from an Underlying Fund in additional shares of that Underlying Fund. There can be no assurance that the investment objectives of the Underlying Funds can be achieved.

TAX TREATMENT

The Policy is generally subject to the same federal income tax treatment as a conventional fixed benefit life insurance policy. Under current tax law, to the extent there is no change in benefits, you will be taxed on Policy Value withdrawn from the Policy only to the extent that the amount withdrawn exceeds the total premiums paid. Withdrawals in excess of premiums paid will be treated as ordinary income. During the first 15 Policy years, however, an "interest-first" rule applies to any distribution of cash that is required under
Section 7702 of the Code because of a reduction of benefits under the Policy. Death Proceeds under the Policy are excludable from the gross income of the Beneficiary, but in some circumstances the Death Proceeds or the Policy Value may be subject to federal estate tax. See FEDERAL TAX CONSIDERATIONS -- "Taxation of the Policies."

The Policy offered by this Prospectus may be considered a "modified endowment contract" if it fails a "seven-pay" test at any time during the first seven Policy years, or within seven years of a material change in the Policy. The Policy fails to satisfy the seven-pay test if the cumulative premiums paid under the Policy at any time during the first seven Policy years, or within seven years of a material change in the Policy, exceeds the sum of the net level premiums that would have been paid had the Policy provided for paid-up future benefits after the payment of seven level annual premiums. If the Policy is considered a modified endowment contract, all distributions (including Policy loans, partial withdrawals, surrenders or assignments) will be taxed on an "income-first" basis. In addition, with certain exceptions, an additional 10% penalty will be imposed on the portion of any distribution that is includible in income. For more information, see FEDERAL TAX CONSIDERATIONS -- "Modified Endowment Contracts."

                            ------------------------

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. The Prospectus and the Policy provide further detail. The Policy provides insurance protection for the named beneficiary. The Policy and its attached application or enrollment form are the entire agreement between you and the Company.

THE PURPOSE OF THE POLICY IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY. IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE, OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.

NO CLAIM IS MADE THAT THE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

               DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT,
                            AND THE UNDERLYING FUNDS

THE COMPANY

The Company, organized under the laws of Massachusetts in 1844, is the fifth oldest life insurance company in America. As of December 31, 2000, the Company and its subsidiaries had over $24 billion in combined assets and over $34 billion of life insurance in force. Effective October 16, 1995, the Company converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. The Company is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The Company's principal office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000 ("Principal Office").

The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

THE SEPARATE ACCOUNT

The Separate Account was authorized by vote of the Board of Directors of the Company on August 20, 1991. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve the supervision of its management or investment practices or policies of the Separate Account or the Company by the SEC.

The assets used to fund the variable portion of the Policies are set aside in the Separate Account and are kept separate from the general assets of the Company. Under Massachusetts law, assets equal to the reserves and other liabilities of the Separate Account may not be charged with any liabilities arising out of any other business of the Company. The Separate Account consists of twenty-nine Sub-Accounts, of which twenty-six are currently offered under the Policy. You may have allocations in up to 20 Sub-Accounts at one time. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company or the other Sub-Accounts. Each Sub-Account invests exclusively in a corresponding Underlying Fund of one of the following investment companies:

    - Allmerica Investment Trust

    - Alliance Variable Products Series Fund, Inc. (Class B)

    - Delaware Group Premium Fund

    - Fidelity Variable Insurance Products Fund

    - Fidelity Variable Insurance Products Fund II

    - Franklin Templeton Variable Insurance Products Trust (Class 2)

    - INVESCO Variable Investment Funds, Inc.

    - Janus Aspen Series (Services Shares)

    - T. Rowe Price International Series, Inc.

The assets of each Underlying Fund are held separate from the assets of the other Underlying Funds. Each Underlying Fund operates as a separate investment vehicle, and the income or losses of one Underlying Fund generally have no effect on the investment performance of another Underlying Fund. Shares of each Underlying Fund are not offered to the general public, but solely to separate accounts of life insurance companies, such as the Separate Account.

Each Sub-Account has two sub-divisions. One sub-division applies to Policies during their first 15 Policy years, which are subject to a Separate Account administrative charge. See CHARGES AND DEDUCTIONS -- "Charges Against Assets of the Separate Account." Thereafter, such Policies are automatically allocated to the second sub-division to account for the elimination of the Separate Account administrative charge.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Sub-Accounts and the Separate Account.

THE UNDERLYING FUNDS

Each Underlying Fund pays a management fee to an investment manager or adviser for managing and providing services to the Underlying Fund. However, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waiver/reimbursements see "CHARGES OF THE UNDERLYING FUNDS" under the SUMMARY OF FEES AND CHARGES section. The prospectuses of the Underlying Funds also contain information regarding fees for advisory services and should be read in conjunction with this prospectus.

ALLMERICA INVESTMENT TRUST

Allmerica Investment Trust ("Trust") is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Trust or its separate investment Funds.

The Trust was established by the Company as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company, or other insurance companies. Fourteen investment portfolios of the Trust ("Funds") are available under the Policy, each issuing a series of shares: AIT Core Equity Fund, AIT Equity Index Fund, AIT Government Bond Fund, AIT Money Market Fund, AIT Select Aggressive Growth Fund, AIT Select Capital Appreciation Fund, the AIT Select Emerging Markets Fund, AIT Select Growth and Income Fund, AIT Select Growth Fund, AIT Select International Equity Fund, AIT Select Investment Grade Income Fund, AIT Select Strategic Growth Fund, AIT Select Strategic Income Fund and AIT Select Value Opportunity Fund.

Allmerica Financial Investment Management Services, Inc. ("AFIMS") serves as investment manager of the Trust. Under the Management Agreement with the Trust, AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and Trustees in consultation with BARRA RogersCasey, Inc. Under each Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to the Trustee's instructions. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. One of its separate investment portfolios is currently available under the Policy: Alliance Premier Growth Portfolio. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

DELAWARE GROUP PREMIUM FUND

Delaware Group Premium Fund ("DGPF") is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of DGPF or its separate investment series. DGPF was established to serve as an investment vehicle for various separate accounts supporting variable insurance policies. One investment portfolio ("Series") is available under the Policy:
DGPF International Equity Series. Shares of the Series are not offered to the general public but solely to separate accounts of life insurance companies. The Investment adviser for the DGPF International Equity Series is Delaware International Advisers Ltd. ("Delaware International").

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981, and registered with the SEC under the 1940 Act. Four of its investment portfolios are available under the Policy: Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio and Fidelity VIP Overseas Portfolio.

Various Fidelity companies perform certain activities required to operate VIP. FMR is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. The Portfolios of Fidelity VIP, as part of their operating expenses, pay an monthly management fee to FMR for managing investments and business affairs. The prospectus of Fidelity VIP contains additional information concerning the Portfolios, including information concerning additional expenses paid by the Portfolios, and should be read in conjunction with this Prospectus.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion under "Variable Insurance Products Fund"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988 and is registered with the SEC under the 1940 Act. One of its investment portfolios is available under the Policy: the Fidelity VIP II Asset Manager Portfolio. The Portfolios of Fidelity VIP II, as part of their operating expenses, pay an investment management fee to FMR.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the funds' investment managers and their affiliates manage over $226.9 billion (as of December 31, 2000) in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. The investment adviser for FT VIP Franklin Large Cap Growth Securities Fund and FT VIP Franklin Small Cap Fund is Franklin Advisers, Inc.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO Variable Investment Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Health Sciences Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES

Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware Business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. One of its investment portfolios is available under the Policy: Janus Aspen Growth Portfolio.

T. ROWE PRICE INTERNATIONAL SERIES, INC.

T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by T. Rowe Price International, Inc. ("Price-International"), is an open-end, diversified management investment company organized in 1994 as a Maryland Corporation, and is registered with the SEC under the 1940 Act. Price-International, the investment manager, is the successor to Rowe Price-Fleming International, Inc., founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited. In 2000, Rowe Price-Fleming International became wholly owned by T. Rowe Price Associates, Inc. Price-International is one of the largest no-load international mutual fund asset managers, with approximately $32.7 billion (as of December 31, 2000) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires and Paris. One of its investment portfolios is available under the Policy: T. Rowe Price International Stock Portfolio. An affiliate of Price-International, T. Rowe Price Associates, Inc. serves as Sub-Adviser to the AIT Select Capital Appreciation Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. The Underlying Funds are listed in alphabetical order within fund group. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. The statements of additional information of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved.

AIT CORE EQUITY FUND -- seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current investment income, if any, is incidental to this objective.

AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of United States publicly traded common stocks. The AIT Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the S&P 500 Stocks.

AIT GOVERNMENT BOND FUND -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.

AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.

AIT SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration, and any income realized on the Fund's investments will be incidental to its primary objective.

AIT SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets.

AIT SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.

AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return (including both income and capital appreciation) as is consistent with prudent investment management.

AIT SELECT STRATEGIC GROWTH FUND -- seeks long-term capital appreciation.

AIT SELECT STRATEGIC INCOME FUND -- seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing in various types of fixed income securities.

AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

ALLIANCE PREMIER GROWTH PORTFOLIO (CLASS B) -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.

DGPF INTERNATIONAL EQUITY SERIES -- seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500. The Portfolio may invest in high yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. See the Fidelity VIP prospectus.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income, while also considering growth of capital.

FIDELITY VIP OVERSEAS PORTFOLIO -- seeks long-term growth of capital and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VIP II ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND (CLASS 2) -- seeks capital appreciation. Invests primarily in equity securities of U.S. large cap growth companies with market cap values of $8.5 billion or more, at the time of purchase.

FT VIP FRANKLIN SMALL CAP FUND (CLASS 2) -- seeks long-term capital growth. The fund invests primarily in equity securities of U.S. small cap companies with market cap values of less than $1.5 billion or similar in size to those in the Russell 2000 Index, at the time of purchase.

INVESCO VIF HEALTH SCIENCES FUND -- seeks to make an investment grow. The fund is aggressively managed and invests primarily in equity securities of companies that develop, produce or distribute products or services related to health care.

JANUS ASPEN GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of larger, more established companies selected for their growth potential.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE THE SUB-ACCOUNTS WHICH BEST WILL MEET YOUR NEEDS AND OBJECTIVES, CAREFULLY READ THE PROSPECTUSES OF THE UNDERLYING FUNDS ALONG WITH THIS PROSPECTUS. IN SOME STATES, INSURANCE REGULATIONS MAY RESTRICT THE AVAILABILITY OF PARTICULAR SUB-ACCOUNTS.

If required in your state, in the event of a material change in the investment Policy of a Sub-Account or the Underlying Fund in which it invests, you will be notified of the change. If you have Policy Value in that Sub-Account, the Company will transfer it without charge on written request within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) your receipt of the notice of the right to transfer. You may then change the percentages of your premium and deduction allocations.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to the Policy interest in a Sub-Account without notice to you and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by a Policyowner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Policyowners on a basis to be determined by the Company.

Shares of the Funds of the Trust are also issued to separate accounts of the Company and its affiliates which issue variable annuity contracts ("mixed funding"). Shares of the Underlying Funds are also issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life Policyowners or variable annuity Policyowners. Although the Company and the Underlying Funds do not currently foresee any such disadvantages, the Company and the respective Trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken. If the Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the expenses.

If any of these substitutions or changes is made, the Company may, by endorsement, change the Policy to reflect the substitution or change, and will notify Policyowners of all such changes. If the Company deems it to be in the best interest of Policyowners, and subject to any approvals that may be required under applicable law, the Separate Account or any Sub-Account(s) may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or other separate accounts of the Company.

                                   THE POLICY

APPLYING FOR THE POLICY

The Policy cannot be issued until the underwriting procedure has been completed. Upon receipt at its Principal Office of a completed application from a prospective Policyowner, the Company will follow certain insurance underwriting procedures designed to determine whether the proposed Insureds are insurable. This process may involve medical examinations, and may require that further information be provided by the proposed Policyowner before a determination of insurability can be made. The Company reserves the right to reject an application which does not meet its underwriting guidelines, but in underwriting insurance, the Company complies with all applicable federal and state prohibitions concerning unfair discrimination.

CONDITIONAL INSURANCE AGREEMENT

It is possible to obtain life insurance protection during the underwriting process through a Conditional Insurance Agreement. If at the time of application you make a payment equal to at least one "Minimum Monthly Factor" for the Policy as applied for, the Company will provide fixed conditional insurance in the amount of insurance applied for, subject to the terms of the Conditional Insurance Agreement, up to a maximum of $500,000, pending underwriting approval. This coverage generally will continue for a maximum of 90 days from the date of the application or the completion of a medical exam, should one be required. In no event will any insurance proceeds be paid under the Conditional Insurance Agreement if death is by suicide.

If the application is approved, the Policy will be issued as of the date the terms of the Conditional Insurance Agreement were met. If no Conditional Insurance Agreement is in effect because the prospective Policyowner does not wish to make any payment until the Policy is issued or has paid an initial premium that is not sufficient to place the Policy in force, upon delivery of the Policy the Company will require payment of sufficient premium to place the insurance in force.

PREMIUMS HELD IN THE GENERAL ACCOUNT PENDING UNDERWRITING APPROVAL

Pending completion of insurance underwriting and Policy issuance procedures, the initial premium will be held in the General Account. If the application is approved and the Policy is issued and accepted by you, the initial premium held in the General Account will be credited with interest at a specified rate, beginning not later than the date of receipt of the premium at the Principal Office. IF THE POLICY IS NOT ISSUED, THE PREMIUMS WILL BE RETURNED TO YOU WITHOUT INTEREST.

FREE-LOOK PERIOD

The Policy provides for an initial "free-look" period. You may cancel the Policy by mailing or delivering the Policy to the Principal Office or an agent of the Company on or before the latest of:

    - 45 days after the application for the Policy is signed, or

    - 10 days after you receive the Policy (or longer if required by state law), or

    - 10 days after the Company mails or personally delivers a notice of withdrawal rights to you.

    - 60 days after you receive the Policy, if the Policy was purchased as a replacement in New York for an existing policy.

When you return the Policy, the Company will mail a refund to you within seven days. The refund of any premium paid by check, however, may be delayed until the check has cleared your bank.

Where required by state law, the refund will equal the premiums paid. In all other states or if the Policy was issued in New York as a replacement, the refund will equal the sum of:

(1) the difference between the premiums, including fees and charges paid, and any amounts allocated to the Separate Account, PLUS

(2) the value of the amounts allocated to the Separate Account, PLUS

(3) any fees or charges imposed on the amounts allocated to the Separate
    Account.

The amount refunded in (1) above includes any premiums allocated to the General Account.

FREE LOOK WITH FACE AMOUNT INCREASES

After an increase in the Face Amount, the Company will mail or personally deliver a notice of a "free look" with respect to the increase. You will have the right to cancel the increase before the latest of:

    - 45 days after the application for the increase is signed, or

    - 10 days after you receive the new specifications pages issued for the increase (or longer if required by state law), or

    - 10 days after the Company mails or delivers a notice of withdrawal rights to you.

Upon canceling the increase, you will receive a credit to the Policy Value of charges which would not have been deducted but for the increase. The amount to be credited will be refunded if you so request. The Company also will waive any surrender charge calculated for the increase.

CONVERSION PRIVILEGES

Once during the first 24 months after the Date of Issue or after the effective date of an increase in the Face Amount (assuming the Policy is in force), you may convert your Policy without Evidence of Insurability to a flexible premium adjustable life insurance policy with fixed and guaranteed minimum benefits. Assuming that there have been no increases in the initial Face Amount, you can accomplish this within 24 months after the Date of Issue by transferring, without charge, the Policy Value in the Separate Account to the General Account and by simultaneously changing your premium allocation instructions to allocate future premium payments to the General Account. Within 24 months after the effective date of each increase, you can transfer, without charge, all or part of the Policy Value in the Separate Account to the General Account and simultaneously change your premium allocation instructions to allocate all or part of future premium payments to the General Account.

Where required by state law, the Company will, at your request, issue a flexible premium adjustable life insurance policy to you. The new policy will have the same Face Amount, issue Age, Date of Issue, and Premium Classes as the original Policy.

PREMIUM PAYMENTS

Premium payments are payable to the Company, and may be mailed to the Principal Office or paid through one of the Company's authorized agents. All premium payments after the initial premium payment are credited to the Separate Account or the General Account as of date of receipt at the Principal Office.

PREMIUM FLEXIBILITY

Unlike conventional insurance policies, the Policy does not obligate you to pay premiums in accordance with a rigid and inflexible premium schedule. You may establish a schedule of planned premiums which will be billed by the Company at regular intervals. Failure to pay planned premiums, however, will not, itself, cause the Policy to lapse.

You also may make unscheduled premium payments at any time prior to the Final Premium Payment Date or skip planned premium payments, subject to the maximum and minimum premium limitations described below.

You also may elect to pay premiums by means of a monthly automatic payment procedure. Under this procedure, amounts will be deducted from your checking account each month, generally on the Monthly Payment Date, and applied as a premium under the Policy. The minimum payment permitted under a monthly automatic payment procedure is $50.

Premiums are not limited as to frequency and number. No premium payment, however, may be less than $100 without the Company's consent. Moreover, premium payments must be sufficient to provide a positive Surrender Value at the end of each Policy month, or the Policy may lapse. See POLICY TERMINATION AND REINSTATEMENT.

MINIMUM MONTHLY FACTOR

The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

    - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

    - Debt does not exceed Policy Value less surrender charges, then

    - the Policy is guaranteed not to lapse during that period.

EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

In no event may the total of all premiums paid exceed the current maximum premium limitations set forth in the Policy which are required by federal tax laws. These maximum premium limitations will change whenever there is any change in the Face Amount, the addition or deletion of a rider, or a change in the Sum Insured Option. If a premium is paid which would result in total premiums exceeding the current maximum premium limitations, the Company will accept only that portion of the premiums which shall make total premiums equal the maximum. Any part of the premiums in excess of that amount will be returned, and no further premiums will be accepted until allowed by the current maximum premium limitation prescribed by Internal Revenue Service ("IRS") rules. Notwithstanding the current maximum premium limitations, however, the Company will accept a premium which is needed in order to prevent a lapse of the Policy during a Policy year. See POLICY TERMINATION AND REINSTATEMENT.

INCENTIVE FUNDING DISCOUNT

The Company will lower the cost of insurance charges by 5% during any Policy year for which you qualify for an incentive funding discount. To qualify, total premiums paid under the Policy, less any Debt, withdrawals and withdrawal charges, and transfers from other policies issued by the Company, must exceed 90% of the guideline level premiums (as defined in Section 7702 of the Code) accumulated from the Date of Issue to the date of qualification. The incentive funding discount is not available in all states.

The amount needed to qualify for the incentive funding discount is determined on the Date of Issue for the first Policy year and on each Policy anniversary for each subsequent Policy year. If, however, the Company receives the proceeds from a Policy issued by an unaffiliated company to be exchanged for the Policy, the qualification for the incentive funding discount for the first Policy year will be determined on the date the proceeds are received by the Company, and only insurance charges becoming due after the date such proceeds are received will be eligible for the incentive funding discount.

GUARANTEED DEATH BENEFIT RIDER (MAY NOT BE AVAILABLE IN ALL STATES)

An optional Guaranteed Death Benefit Rider is available only at issue of the Policy. If this Rider is in effect, the Company:

    - guarantees that the Policy will not lapse, regardless of the investment performance of the Separate Account, and

    - provides a guaranteed death benefit.

In order to maintain the Guaranteed Death Benefit Rider, certain minimum premium payment tests must be met on each Policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in the Face Amount, as described below. In addition, a one-time administrative charge of $25 will be deducted from the Policy Value when the Rider is elected. Certain transactions, including Policy loans, partial withdrawals, and changes in Sum Insured Options, can result in the termination of the Rider. If this Rider is terminated, it cannot be reinstated.

GUARANTEED DEATH BENEFIT TESTS

While the Guaranteed Death Benefit Rider is in effect, the Policy will not lapse if the following two tests are met:

(1) Within 48 months following the Date of Issue of the Policy or of any increase in the Face Amount, the sum of the premiums paid, less any debt, partial withdrawals and withdrawal charges, must be greater than the Minimum Monthly Factors (if any) multiplied by the number of months which have elapsed since the Date of Issue or the effective date of increase; and

(2) On each Policy anniversary, (a) must exceed (b) where, since the Date of
    Issue:

    (a) is the sum of your premiums, less any withdrawals, partial withdrawal charges and Debt which is classified as a preferred loan; and

    (b) the sum of the minimum guaranteed Death Benefit premiums, as shown on the specifications page of the Policy.

GUARANTEED DEATH BENEFIT RIDER

If the Guaranteed Death Benefit Rider is in effect on the Final Premium Payment Date, guaranteed Death Proceeds will be provided as long as the Rider is in force. The Death Proceeds will be the greater of:

    - the Face Amount as of the Final Premium Payment Date; or

    - the Policy Value as of the date due proof of death is received by the Company.

TERMINATION OF THE GUARANTEED DEATH BENEFIT RIDER

The Guaranteed Death Benefit Rider will end and may not be reinstated on the first to occur of the following:

    - foreclosure of a Policy loan, or

    - the date on which the sum of your payments does not meet or exceed the applicable Guaranteed Death Benefit test (above), or

    - any Policy change that results in a negative guideline level premium, or

    - the effective date of a change from Sum Insured Option 2 to Sum Insured Option 1, if such change occurs within five Policy years of the Final Premium Payment Date, or

    - a request for a partial withdrawal or preferred loan is made after the Final Premium Payment Date.

It is possible that the Policy Value will not be sufficient to keep the Policy in force on the first Monthly Payment Date following the date the Rider terminates. The net amount payable to keep the Policy in force will never exceed the surrender charge plus three Monthly Deductions.

PAID-UP INSURANCE OPTION

Upon Written Request, a Policyowner may exercise a Paid-Up Insurance option. Paid-up life insurance is fixed insurance, usually having a reduced Face Amount, for the lifetime of the Insured with no further premiums due. If the Policyowner elects this option, certain Policyowner rights and benefits may be limited.

The paid-up fixed insurance will be in the amount, up to the Face Amount of the Policy, that the Surrender Value of the Policy can purchase for a net single premium at the Insureds' Ages and Premium Class on the date this option is elected. The Company will transfer any Policy Value in the Separate Account to the General Account on the date it receives the Written Request to elect the option. If the Surrender Value exceeds the net single premium necessary for the fixed insurance, the Company will pay the excess to the Policyowner. The net single premium is based on the Commissioners 1980 Standard Ordinary Mortality Table D, Smoker or Non-Smoker, with increases in the tables for non-standard risks. Interest will not be less than 4.5%.

IF THE PAID-UP INSURANCE OPTION IS ELECTED, THE FOLLOWING

POLICYOWNER RIGHTS AND BENEFITS WILL BE AFFECTED:

    - As described above, the Paid-Up Insurance benefit is computed differently from the net death benefit, and the death benefit options will not apply.

    - The Company will transfer the Policy Value in the Separate Account to the General Account on the date it receives the Written Request to elect the option. The Company will not allow transfers of Policy Value from the General Account back to the Separate Account.

    - The Policyowner may not make further premium payments.

    - The Policyowner may not increase or decrease the Face Amount or make partial withdrawals.

    - Riders will continue only with the Company's consent.

After electing paid-up fixed insurance, the Policyowner may surrender the Policy for its net cash value. The cash value is equal to the net single premium for Paid-Up Insurance at the Insureds' attained Ages. The net cash value is the cash value less any outstanding loans.

ALLOCATION OF NET PREMIUMS

The Net Premium equals the premium paid less the tax expense charge and the premium expense charge. In the application for the Policy, you may indicate the initial allocation of Net Premiums among the General Account and the Sub-Accounts of the Separate Account. You may allocate premiums to one or more Sub-

Accounts, but may not have Policy Value in more than 20 Sub-Accounts at any one time. The minimum amount which may be allocated to a Sub-Account is 1% of Net Premium paid. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%.

FUTURE CHANGES ALLOWED

You may change the allocation of future Net Premiums at any time pursuant to written or telephone request. An allocation change will be effective as of the date of receipt of the notice at the Principal Office. Currently, no charge is imposed for changing premium allocation instructions. The Company reserves the right to impose such a charge in the future, but guarantees that the charge will not exceed $25.

If allocation changes by telephone are elected by the Policyowner, a properly completed authorization form must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All transfer instructions by telephone are tape recorded.

INVESTMENT RISK

The Policy Value in the Sub-Accounts will vary with their investment experience; you bear this investment risk. The investment performance may affect the Death Proceeds as well. Policyowners periodically should review their allocations of premiums and Policy Value in light of market conditions and overall financial planning requirements.

TRANSFER PRIVILEGE

Subject to the Company's then current rules, you may at any time transfer the Policy Value among the Sub-Accounts or between a Sub-Account and the General Account. The Policy Value held in the General Account to secure a Policy loan, however, may not be transferred.

All requests for transfers must be made to the Principal Office. The amount transferred will be based on the Policy Value in the Account(s) next computed after receipt of the transfer order. The Company will make transfers pursuant to written or telephone request. As discussed in THE POLICY -- "Allocation of Net Premiums," a properly completed authorization form must be on file at the Principal Office before telephone requests will be honored.

Currently, transfers to and from the General Account are permitted only if:

    - there has been at least a 90-day period since the last transfer from the General Account, and

    - the amount transferred from the General Account in each transfer does not exceed the lesser of $100,000, or 25% of the Accumulated Value under the Policy.

These rules are subject to change by the Company.

DOLLAR-COST AVERAGING OPTION AND AUTOMATIC REBALANCING OPTION

You may have automatic transfers of at least $100 a month made on a periodic basis:

    - from the Sub-Account which invests in the AIT Money Market Fund of the Trust to one or more of the other Sub-Accounts ("Dollar-Cost Averaging Option"), or

    - to reallocate Policy Value among the Sub-Accounts ("Automatic Rebalancing Option").

Automatic transfers may be made on a monthly, bi-monthly, quarterly, semi-annual or annual schedule. Generally, all transfers will be processed on the 15th of each scheduled month. If the 15th is not a business day, however, or is the Monthly Payment Date, the automatic transfer will be processed on the next business day. The Dollar-Cost Averaging Option and the Automatic Rebalancing Option may not be in effect at the same time.

TRANSFER PRIVILEGE SUBJECT TO POSSIBLE LIMITS

The transfer privilege is subject to the Company's consent. The Company reserves the right to impose limitations on transfers including, but not limited to:

    - the minimum amount that may be transferred,

    - the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account,

    - the minimum period of time between transfers involving the General Account, and

    - the maximum amount that may be transferred each time from the General Account.

Currently, the first 12 transfers in a Policy year will be free of any charge. Thereafter, a $10 transfer charge will be deducted from the amount transferred for each transfer in that Policy year. The Company may increase or decrease this charge, but it is guaranteed never to exceed $25. The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year; each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made free of charge. Any transfers made with respect to a conversion privilege, Policy loan or material change in investment policy will not count towards the 12 free transfers.

The Policies are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Portfolio. These and similar activities may be disruptive to the Underlying Portfolios, and may adversely affect an Underlying Portfolio's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Portfolios, the Company reserves the right to refuse transfers or to take other action to prevent or limit the use of such activities.

DEATH PROCEEDS

The Policy provides two death benefit options: The Option 1 and the Option 2 (for more information, see SUM INSURED OPTIONS). The Policy provides for the payment of the Death Proceeds under the applicable death benefit option to the named Beneficiary on the death of the last surviving Insured. There are no Death Proceeds payable on the death of the first Insured to die. Within 90 days of the death of the first Insured to die, or as soon thereafter as is reasonably possible, due proof of such death must be received at the Principal Office. As long as the Policy remains in force (see POLICY TERMINATION AND REINSTATEMENT), the Company will pay the Death Proceeds to the named Beneficiary upon due proof of the death of the last surviving Insured.

Normally, the Company will pay the Death Proceeds within seven days of receiving due proof of the death of the last surviving Insured, but the Company may delay payments under certain circumstances. See OTHER POLICY PROVISIONS -- "Postponement of Payments." The Death Proceeds may be received by the Beneficiary in cash or under one or more of the payment options set forth in the Policy. See APPENDIX B -- PAYMENT OPTIONS.

Prior to the Final Premium Payment Date, the Death Proceeds are:

    - the Sum Insured provided under Option 1 or Option 2, whichever is elected and in effect on the date of death of the last surviving Insured; PLUS

    - any additional insurance on the Insureds' lives that is provided by rider; MINUS

    - any outstanding Debt, any partial withdrawals and partial withdrawal charges, and any Monthly Deductions due and unpaid through the Policy month in which the last surviving Insured dies.

After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy. The amount of Death Proceeds payable will be determined as of the date the Company receives due proof of death of the last surviving Insured for Option 2 and date of death of the last surviving Insured for Option 1.

SUM INSURED OPTIONS

The Policy provides two Sum Insured Options: Option 1 and Option 2, as described below. You designate the desired Sum Insured Option in the application. You may change the option once per Policy year by Written Request. There is no charge for a change in option.

Under Option 1, the Sum Insured is equal to the greater of the Face Amount of insurance or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is equal to the greater of the Face Amount of insurance plus the Policy Value or the Guideline Minimum Sum Insured.

GUIDELINE MINIMUM SUM INSURED

The Guideline Minimum Sum Insured is equal to a percentage of the Policy Value as set forth in the Table below. The Guideline Minimum Sum Insured is determined in accordance with Code regulations to ensure that the Policy qualifies as a life insurance contract and that the insurance proceeds will be excluded from the gross income of the Beneficiary.

                      GUIDELINE MINIMUM SUM INSURED TABLE
          (AGE OF YOUNGER INSURED ON DEATH OF LAST SURVIVING INSURED)

Age                                     Percentage   Age                                     Percentage
---                                     ----------   ---                                     ----------
thru 40..............................      250%      61...................................      128%
41...................................      243%      62...................................      126%
42...................................      236%      63...................................      124%
43...................................      229%      64...................................      122%
44...................................      222%      65...................................      120%
45...................................      215%      66...................................      119%
46...................................      209%      67...................................      118%
47...................................      203%      68...................................      117%
48...................................      197%      69...................................      116%
49...................................      191%      70...................................      115%
50...................................      185%      71...................................      113%
51...................................      178%      72...................................      111%
52...................................      171%      73...................................      109%
53...................................      164%      74...................................      107%
54...................................      157%      75 thru 90...........................      105%
55...................................      150%      91...................................      104%
56...................................      146%      92...................................      103%
57...................................      142%      93...................................      102%
58...................................      138%      94...................................      101%
59...................................      134%      95...................................      100%
60...................................      130%

Under both Option 1 and Option 2 the Sum Insured provides insurance protection. Under Option 1, the Sum Insured remains level unless the applicable percentage of Policy Value under Guideline Minimum Sum Insured exceeds the Face Amount, in which case the Sum Insured will vary as the Policy Value varies. Under
Option 2, the Sum Insured varies as the Policy Value changes.

For any Face Amount, the amount of the Sum Insured and the Death Proceeds will be greater under Option 2 than under Option 1, since the Policy Value is added to the specified Face Amount and included in the Death Proceeds only under Option 2. The cost of insurance included in the Monthly Deduction will be greater, however, and thus the rate at which Policy Value will accumulate will be slower under Option 2 than under Option 1 (assuming the same specified Face Amount and the same actual premiums paid). See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."

If the Policyowner desires to have premium payments and investment performance reflected in the amount of the Sum Insured, the Policyowner should choose Option
2. If the Policyowner desires premium payments and investment performance reflected to the maximum extent in the Policy Value, Option 1 should be selected.

ILLUSTRATIONS

For purposes of this illustration, assume that the younger Insured is under the Age of 40 and that there is no outstanding Debt.

ILLUSTRATION OF OPTION 1

Under Option 1, a Policy with a $250,000 Face Amount generally will have a Sum Insured equal to $250,000. However, because the Sum Insured must be equal to or greater than 250% of the Policy Value, if at any time the Policy Value exceeds $100,000, the Sum Insured will exceed the $250,000 Face Amount. In this example, each additional dollar of Policy Value above $100,000 will increase the Sum Insured by $2.50. For example, a Policy with a Policy Value of $125,000 will have a Guideline Minimum Sum Insured of $312,500 ($125,000 X 2.50); Policy Value of $150,000 will produce a Guideline Minimum Sum Insured of $375,000
($150,000 X 2.50); and Policy Value of $200,000 will produce a Guideline Minimum Sum Insured of $500,000 ($200,000 X 2.50).

Similarly, so long as the Policy Value exceeds $100,000, each dollar taken out of the Policy Value will reduce the Sum Insured by $2.50. If, for example, the Policy Value is reduced from $125,000 to $100,000 because of partial withdrawals, charges or negative investment performance, the Sum Insured will be reduced from $312,500 to $250,000. If at any time, however, the Policy Value multiplied by the applicable percentage is less than the Face Amount, the Sum Insured will equal the Face Amount of the Policy.

The applicable percentage becomes lower as the younger Insured's Age increases. If the younger Insured's Age in the above example were, for example, 70 (rather than between 0 and 40), the applicable percentage would be 115%. The Sum Insured would not exceed the $250,000 Face Amount unless the Policy Value exceeded $217,391 (rather than $100,000), and each dollar then added to or taken from the Policy Value would change the Sum Insured by $1.15.

ILLUSTRATION OF OPTION 2

For purposes of this illustration, assume that the younger Insured is under the Age of 40 and that there is no outstanding Debt. Under Option 2, a Policy with a Face Amount of $250,000 will generally produce a Sum Insured of $250,000 plus Policy Value. For example, a Policy with a Policy Value of $50,000 will produce a Sum Insured of $300,000 ($250,000 + $50,000); a Policy Value of $80,000 will produce a Sum Insured of $330,000 ($250,000 + $80,000); a Policy Value of $100,000 will produce a Sum Insured of $350,000 ($250,000 + $100,000). However,
the Sum Insured must be at least 250% of the Policy Value. Therefore, if the Policy Value is greater than $166,666, 250% of that amount will be the Sum Insured, which will be greater than the Face Amount plus Policy Value. In this example, each additional dollar of Policy Value above $166,666 will increase the Sum Insured by $2.50. For example, if the Policy Value is $200,000, the Guideline Minimum Sum Insured will be $500,000 ($200,000 X 2.50); a Policy Value of $250,000 will produce a

Guideline Minimum Sum Insured of $625,000 ($250,000 X 2.50); and a Policy Value of $300,000 will produce a Guideline Minimum Sum Insured of $750,000
($300,000 X 2.50).

Similarly, if the Policy Value exceeds $166,666, each dollar taken out of the Policy Value will reduce the Sum Insured by $2.50. If, for example, the Policy Value is reduced from $300,000 to $200,000 because of partial withdrawals, charges or negative investment performance, the Sum Insured will be reduced from $750,000 to $500,000. If at any time, however, the Policy Value multiplied by the applicable percentage is less than the Face Amount plus the Policy Value, then the Sum Insured will be the current Face Amount plus the Policy Value.

The applicable percentage becomes lower as the younger Insured's Age increases. If the Insured's Age in the above example were 70, the applicable percentage would be 115%, so that the Sum Insured must be at least 1.15 times the Policy Value. The amount of the Sum Insured would be the sum of the Policy Value plus $250,000 unless the Policy Value exceeded $1,666,666 (rather than $166,666). Each dollar added to or subtracted from the Policy would change the Sum Insured by $1.15.

The Sum Insured under Option 2 will always be the greater of the Face Amount plus the Policy Value or the Policy Value multiplied by the applicable percentage.

CHANGE IN SUM INSURED OPTION

Generally, the Sum Insured Option in effect may be changed once each Policy year by sending a Written Request for change to the Principal Office. Changing Sum Insured Options will not require Evidence of Insurability. The effective date of any such change will be the Monthly Payment Date on or following the date of receipt of the request. No charges will be imposed on changes in Sum Insured Options.

CHANGE FROM OPTION 1 TO OPTION 2

If the Sum Insured Option is changed from Option 1 to Option 2, the Face Amount will be decreased to equal the Sum Insured less the Policy Value on the effective date of the change. This change may not be made if it would result in a Face Amount less than $100,000. A change from Option 1 to Option 2 will not alter the amount of the Sum Insured at the time of the change, but will affect the determination of the Sum Insured from that point on. Because the Policy Value will be added to the new specified Face Amount, the Sum Insured will vary with the Policy Value. Thus, under Option 2, the Insurance Amount at Risk will always equal the Face Amount unless the Guideline Minimum Sum Insured is in effect. The cost of insurance may also be higher or lower than it otherwise would have been without the change in Sum Insured Option. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."

CHANGE FROM OPTION 2 TO OPTION 1

If the Sum Insured Option is changed from Option 2 to Option 1, the Face Amount will be increased to equal the Sum Insured which would have been payable under Option 2 on the effective date of the change (i.e., the Face Amount immediately prior to the change plus the Policy Value on the date of the change). The amount of the Sum Insured will not be altered at the time of the change. The change in option, however, will affect the determination of the Sum Insured from that point on, since the Policy Value no longer will be added to the Face Amount in determining the Sum Insured; the Sum Insured will equal the new Face Amount (or, if higher, the Guideline Minimum Sum Insured). The cost of insurance may be higher or lower than it otherwise would have been since any increases or decreases in Policy Value will, respectively, reduce or increase the Insurance Amount at Risk under Option 1. Assuming a positive net investment return with respect to any amounts in the Separate Account, changing the Sum Insured Option from Option 2 to Option 1 will reduce the Insurance Amount at Risk and therefore the cost of insurance charge for all subsequent Monthly Deductions, compared to what such charge would have been if no such change were made.

A change in the Sum Insured Option may result in total premiums paid exceeding the then current maximum premium limitation determined by IRS rules. In such event, the Company will pay the excess to you. See THE POLICY -- "Premium Payments."

CHANGE IN FACE AMOUNT

Subject to certain limitations, you may increase or decrease the specified Face Amount at any time by submitting a Written Request to the Company. Any increase or decrease in the specified Face Amount requested by you will become effective on the Monthly Payment Date on or next following the date of receipt of the request at the Principal Office or, if Evidence of Insurability is required, the date of approval of the request.

INCREASES IN FACE AMOUNT

Along with the Written Request for an increase, you must submit satisfactory Evidence of Insurability. The consent of the Insureds is also required whenever the Face Amount is increased. A request for an increase in the Face Amount may not be for less than $100,000. You may not increase the Face Amount after the younger Insured reaches Age 80 or the older Insured reaches Age 85. An increase must be accompanied by an additional premium if the Surrender Value is less than $50, plus an amount equal to the sum of two Minimum Monthly Factors.

On the effective date of each increase in the Face Amount, a transaction charge of $40 will be deducted from the Policy Value for administrative costs. The effective date of the increase will be the first Monthly Payment Date on or following the date all of the conditions for the increase are met.

An increase in the Face Amount will generally affect the Insurance Amount at Risk, and may affect the portion of the Insurance Amount at Risk included in various Premium Classes (if more than one Premium Class applies), both of which may affect the monthly cost of insurance charges. A surrender charge will also be calculated for the increase. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value" and "Surrender Charge."

After increasing the Face Amount, you will have the right (a) during a Free-Look Period, to have the increase cancelled, and the charges which would not have been deducted but for the increase will be credited to the Policy, and
(b) during the first 24 months following the increase, to transfer any or all Policy Value to the General Account free of charge. See THE POLICY -- "Free-Look Period" and "Conversion Privileges." A refund of charges which would not have been deducted but for the increase will be made at your request.

DECREASES IN FACE AMOUNT

The minimum amount for a decrease in the Face Amount is $100,000. The Face Amount in force after any decrease may not be less than $100,000. If, following a decrease in the Face Amount, the Policy would not comply with the maximum premium limitation applicable under the IRS rules, the decrease may be limited or Policy Value may be returned to you (at your election) to the extent necessary to meet the requirements. A return of Policy Value may result in a tax liability to you.

A decrease in the Face Amount will affect the total Insurance Amount at Risk and the portion of the Insurance Amount at Risk covered by various Premium Classes, both of which may affect a Policyowner's monthly cost of insurance charges. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value." For purposes of determining the cost of insurance charge, any decrease in the Face Amount will reduce the Face Amount in the following order:

    - the Face Amount provided by the most recent increase,

    - the next most recent increases successively; and

    - the initial Face Amount.

This order also will be used to determine whether a surrender charge will be deducted and in what amount. If you request a decrease in the Face Amount, the amount of any surrender charge deducted will reduce the current Policy Value. You may specify one Sub-Account from which the surrender charge will be deducted. If no specification is provided, the Company will make a Pro-Rata Allocation. The current surrender charge will be reduced by the amount deducted. For more information, see CHARGES AND DEDUCTIONS -- "Surrender Charge" and APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGE.

POLICY VALUE AND SURRENDER VALUE

The Policy Value is the total amount available for investment, and is equal to the sum of:

    - your accumulation in the General Account, plus

    - the value of the Accumulation Units in the Sub-Accounts.

The Policy Value is used in determining the Surrender Value (the Policy Value less any Debt and applicable surrender charges). There is no guaranteed minimum Policy Value. Because the Policy Value on any date depends upon a number of variables, it cannot be predetermined.

The Policy Value and the Surrender Value will reflect frequency and amount of Net Premiums paid, interest credited to accumulations in the General Account, the investment performance of the chosen Sub-Accounts, any partial withdrawals, any loans, any loan repayments, any loan interest paid or credited, and any charges assessed in connection with the Policy.

CALCULATION OF POLICY VALUE

The Policy Value is determined first on the Date of Issue and thereafter on each Valuation Date. On the Date of Issue, the Policy Value will be the Net Premiums received, plus any interest earned during the underwriting period when premiums are held in the General Account (before being transferred to the Separate Account; see THE POLICY -- "Applying for a Policy") less any Monthly Deductions due. On each Valuation Date after the Date of Issue the Policy Value will be:

    - the aggregate of the values in each of the Sub-Accounts on the Valuation Date, determined for each Sub-Account by multiplying the value of an Accumulation Unit in that Sub-Account on that date by the number of such Accumulation Units allocated to the Policy; plus

    - the value in the General Account (including any amounts transferred to the General Account with respect to a loan).

Thus, the Policy Value is determined by multiplying the number of Accumulation Units in each Sub-Account by the value of the applicable Accumulation Units on the particular Valuation Date, adding the products, and adding the amount of the accumulations in the General Account, if any.

THE ACCUMULATION UNIT

Each Net Premium is allocated to the Sub-Account(s) selected by you. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account.

The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the Net Premium allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units will remain fixed unless changed by a subsequent split of Accumulation Unit value, transfer, partial withdrawal or Policy surrender. In addition, if the Company is deducting the Monthly Deduction or other charges from a Sub-Account, each such deduction will result in cancellation of a number of Accumulation Units equal in value to the amount deducted.

The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account. That experience, in turn, will reflect the investment performance, expenses and charges of the respective Underlying Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account. The dollar value of an Accumulation Unit on a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

NET INVESTMENT FACTOR

The net investment factor measures the investment performance of a Sub-Account of the Separate Account during the Valuation Period just ended. The net investment factor for each Sub-Account is equal to 1.0000 plus the number arrived at by dividing (a) by (b) and subtracting (c) and (d) from the result, where:

    (a) is the investment income of that Sub-Account for the Valuation Period, plus capital gains, realized or unrealized, credited during the Valuation Period; minus capital losses, realized or unrealized, charged during the Valuation Period; adjusted for provisions made for taxes, if any;

    (b) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (c) is a charge for each day in the Valuation Period equal on an annual basis to 0.90% of the daily net asset value of that Sub-Account for mortality and expense risks. This charge may be increased or decreased by the Company, but may not exceed 0.90%; and

    (d) is the Separate Account administrative charge for each day in the Valuation Period equal on an annual basis to 0.25% of the daily net asset value of that Sub-Account. This charge is applicable only during the first 15 Policy years.

The net investment factor may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. You bear the investment risk.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

DEATH PROCEEDS PAYMENT OPTIONS

During the Insureds' lifetimes, you may arrange for the Death Proceeds to be paid in a single sum or under one or more of the available payment options. The payment options currently available are described in APPENDIX B -- PAYMENT OPTIONS. These choices are also available at the Final Premium Payment Date and if the Policy is surrendered. The Company may make more payment options available in the future. If no election is made, the Company will pay the Death Proceeds in a single sum. When the Death Proceeds are payable in a single sum, the Beneficiary may, within one year of the death of the last surviving Insured, select one or more of the payment options if no payments have yet been made.

OPTIONAL INSURANCE BENEFITS

Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX A -- OPTIONAL BENEFITS may be added to a Policy by rider. The cost of any optional insurance benefits will be deducted as part of the Monthly Deduction. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."

POLICY SURRENDER

You may at any time surrender the Policy and receive its Surrender Value. The Surrender Value is the Policy Value less any Debt and applicable surrender charges. The Surrender Value will be calculated as of the Valuation Date on which a Written Request for surrender and the Policy are received at the Principal Office. A surrender charge will be deducted when a Policy is surrendered if less than 15 full Policy years have elapsed from the Date of Issue of the Policy or from the effective date of any increase in the Face Amount. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The proceeds on surrender may be paid in a lump sum or under one of the payment options described in APPENDIX B -- PAYMENT OPTIONS. Normally, the Company will pay the Surrender Value within seven days following the Company's receipt of the surrender request, but the Company may delay payment under the circumstances described in OTHER POLICY PROVISIONS -- "Postponement of Payments."

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

PARTIAL WITHDRAWALS

Any time after the first Policy year, you may withdraw a portion of the Surrender Value of the Policy, subject to the limits stated below, upon Written Request filed at the Principal Office. The Written Request must indicate the dollar amount you wish to receive and the Accounts from which such amount is to be withdrawn. You may allocate the amount withdrawn among the Sub-Accounts and the General Account. If you do not provide allocation instructions, the Company will make a Pro-Rata Allocation. Each partial withdrawal must be in a minimum amount of $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $100,000.

A partial withdrawal from a Sub-Account will result in the cancellation of the number of Accumulation Units equivalent in value to the amount withdrawn. The amount withdrawn equals the amount requested by you plus the transaction charge and any applicable partial withdrawal charge as described under CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals." Normally, the Company will pay the amount of the partial withdrawal within seven days following the Company's receipt of the partial withdrawal request, but the Company may delay payment under certain circumstances as described in OTHER POLICY PROVISIONS -- "Postponement of Payments."

For important tax consequences which may result from partial withdrawals, see FEDERAL TAX CONSIDERATIONS.

                             CHARGES AND DEDUCTIONS

Charges will be deducted in connection with the Policy to compensate the Company for providing the insurance benefits set forth in the Policy and any additional benefits added by rider, administering the Policy, incurring distribution expenses, and assuming certain risks in connection with the Policies.

Certain of the charges and deductions described below may be reduced for Policies issued to employees of the Company and its affiliates located at the Company's home office (or at off-site locations if such employees are on the Company's home office payroll); directors of the Company and its affiliates and subsidiaries; employees and registered representatives of any broker-dealer that has entered into a sales agreement with the Company or Allmerica Investments, Inc. to sell the Policies, and any spouses or children of the above persons. The cost of insurance charges may be reduced, and no surrender charges, partial withdrawal charges or front-end sales loads will be imposed (and no commissions will be paid), where the Policyowner as of the date of application is within these categories.

TAX EXPENSE CHARGE

A charge will be deducted from each premium payment for the actual state and local premium taxes paid by the Company, and a charge of 1% of premiums to compensate the Company for federal taxes imposed for deferred acquisition cost ("DAC") taxes. The premium tax deduction will change if there is a change in tax rates or if the applicable jurisdiction changes (the Company should be notified of any change in address as soon as possible). The Company reserves the right to increase or decrease the 1% DAC tax deduction to reflect changes in the Company's expenses for DAC taxes.

PREMIUM EXPENSE CHARGE

A charge of 1% of premiums will be deducted from each premium payment to partially compensate the Company for the cost of selling the Policies. The premium expense charge is a factor the Company must use when calculating the maximum sales load it can charge under SEC rules during the first two Policy years.

MONTHLY DEDUCTION FROM POLICY VALUE

Prior to the Final Premium Payment Date, a Monthly Deduction from Policy Value will be made to cover a charge for the cost of insurance, a charge for any optional insurance benefits added by rider, and a monthly administrative charge. The cost of insurance charge and the monthly administrative charges are discussed below. The Monthly Deduction on or following the effective date of a requested increase in the Face Amount will also include a $40 administrative charge for the increase. See THE POLICY -- "Change in Face Amount."

Prior to the Final Premium Payment Date, the Monthly Deduction will be deducted as of each Monthly Payment Date commencing with the Date of Issue of the Policy. It will be allocated to one Sub-Account according to your instruction or, if no allocation is specified, the Company will make a Pro-Rata Allocation. If the Sub-Account you specify does not have sufficient funds to cover the Monthly Deduction, the Company will deduct the charge for that month as if no specification were made. If on subsequent Monthly Payment Dates there is sufficient Policy Value in the Sub-Account you specified, however, the Monthly Deduction will be deducted from that Sub-Account. No Monthly Deductions will be made on or after the Final Premium Payment Date.

COST OF INSURANCE

This charge is designed to compensate the Company for the anticipated cost of providing Death Proceeds to Beneficiaries of those last surviving Insureds who die prior to the Final Premium Payment Date. The cost of insurance is determined on a monthly basis, and is determined separately for the initial Face Amount and for each subsequent increase in the Face Amount. Because the cost of insurance depends upon a number of variables, it can vary from month to month.

CALCULATION OF THE CHARGE

If you select Sum Insured Option 2, the monthly cost of insurance charge for the initial Face Amount will equal the applicable cost of insurance rate multiplied by the initial Face Amount. If you select Sum Insured Option 1, however, the applicable cost of insurance rate will be multiplied by the initial Face Amount less the Policy Value (minus charges for rider benefits) at the beginning of the Policy month. Thus, the cost of insurance charge may be greater for Policyowners who have selected Sum Insured Option 2 than for those who have selected Sum Insured Option 1, assuming the same Face Amount in each case and assuming that the Guideline Minimum Sum Insured is not in effect. In other words, since the Sum Insured under Option 1 remains constant while the Sum Insured under Option 2 varies with the Policy Value, any Policy Value increases will reduce the insurance charge under Option 1 but not under Option 2.

If you select Sum Insured Option 2, the monthly insurance charge for each increase in Face Amount (other than an increase caused by a change in the Sum Insured Option) will be equal to the cost of insurance rate applicable to that increase multiplied by the increase in the Face Amount. If you select Sum Insured Option 1, the applicable cost of insurance rate will be multiplied by the increase in the Face Amount reduced by any Policy Value (minus rider charges) in excess of the initial Face Amount at the beginning of the Policy month.

EFFECT OF THE GUIDELINE MINIMUM SUM INSURED

If the Guideline Minimum Sum Insured is in effect under either Option, a monthly cost of insurance charge also will be calculated for that additional portion of the Sum Insured which is required to comply with the Guideline rules. This charge will be calculated by:

    - multiplying the cost of insurance rate applicable to the initial Face Amount times the Guideline Minimum Sum Insured (Policy Value times the applicable percentage), MINUS

       - the greater of the Face Amount or the Policy Value (if you selected Sum Insured Option 1)

                                           OR

       - the Face Amount PLUS the Policy Value (if you selected Sum Insured Option 2).

When the Guideline Minimum Sum Insured is in effect, the cost of insurance charge for the initial Face Amount and for any increases will be calculated as set forth above. The monthly cost of insurance charge also will be adjusted for any decreases in the Face Amount. See THE POLICY -- "Change in Face Amount."

COST OF INSURANCE RATES

Cost of insurance rates are based on a blended unisex rate table, Age and Premium Class of the Insureds at the Date of Issue, the effective date of an increase or date of rider, as applicable, the amount of premiums paid less Debt, any partial withdrawals and withdrawal charges, and risk classification. Sex-distinct rates do not apply, except in those states that do not permit unisex rates.

The cost of insurance rates are determined at the beginning of each Policy year for the initial Face Amount. The cost of insurance rates for an increase in Face Amount or rider are determined annually on the anniversary of the effective date of each increase or rider. The cost of insurance rates generally increase as the Insureds' Ages increase. The actual monthly cost of insurance rates will be based on the Company's expectations as to future mortality experience. They will not, however, be greater than the guaranteed cost of insurance rates set forth in the Policy. These guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Table D, Smoker or Non-Smoker, and the Insureds' Ages. The Tables used for this purpose set forth different mortality estimates for smokers and non-smokers. Any change in the cost of insurance rates will apply to all persons of the same insuring Age and Premium Class whose Policies have been in force for the same length of time.

The Premium Class of an Insured will affect the cost of insurance rates. The Company currently places Insureds into Standard Premium Classes and Substandard Premium Classes. In an otherwise identical Policy, an Insured in the Standard Premium Class will have a lower cost of insurance than an Insured in a Substandard Premium Class with a higher mortality risk. The Premium Classes are also divided into two categories: smokers and non-smokers. Non-smoking Insureds will incur lower cost of insurance rates than Insureds who are classified as smokers but who are otherwise in the same Premium Class. Any Insured with an Age at issuance under 18 will be classified initially as regular or substandard. The Insured then will be classified as a smoker at Age 18 unless the Insured provides satisfactory evidence that the Insured is a non-smoker. The Company will provide notice to you of the opportunity for an Insured to be classified as a non-smoker when the Insured reaches Age 18.

The cost of insurance rate is determined separately for the initial Face Amount and for the amount of any increase in the Face Amount. For each increase in the Face Amount that you request, at a time when an Insured is in a less favorable Premium Class than previously, a correspondingly higher cost of insurance rate will apply only to that portion of the Insurance Amount at Risk for the increase. For the initial Face Amount and any prior increases, the Company will use the Premium Class previously applicable. On the other hand, if an Insured's Premium Class improves on an increase, the lower cost of insurance rate generally will apply to the entire Insurance Amount at Risk.

MONTHLY ADMINISTRATIVE CHARGES

Prior to the Final Premium Payment Date, a monthly administrative charge of $6 per month will be deducted from the Policy Value. This charge will be used to compensate the Company for expenses incurred in the administration of the Policy, and will compensate the Company for first-year underwriting and other start-up expenses incurred in connection with the Policy. These expenses include the cost of processing applications, conducting medical examinations, determining insurability and the Insureds' Premium Class, and establishing Policy records. The Company does not expect to derive a profit from these charges.

CHARGES AGAINST ASSETS OF THE SEPARATE ACCOUNT

The Company assesses each Sub-Account with a charge for mortality and expense risks assumed by the Company and a charge for administrative expenses of the Separate Account.

MORTALITY AND EXPENSE RISK CHARGE

The Company currently makes a charge on an annual basis of 0.90% of the daily net asset value in each Sub-Account. This charge is for the mortality risk and expense risk which the Company assumes in relation to the variable portion of the Policies. The total charges may be increased or decreased by the Board of Directors of the Company once each year, subject to compliance with applicable state and federal requirements, but it may not exceed 0.90% on an annual basis.

The mortality risk assumed by the Company is that Insureds may live for a shorter time than anticipated, and that the Company will therefore pay an aggregate amount of Death Proceeds greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges provided in the Policies. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If costs are less than the amounts provided, the difference will be a profit to the Company. To the extent this charge results in a current profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

SEPARATE ACCOUNT ADMINISTRATIVE CHARGE

During the first 15 Policy years, the Company assesses a charge on an annual basis of 0.25% of the daily net asset value in each Sub-Account. The charge is assessed to help defray administrative expenses actually incurred in the administration of the Separate Account and the Sub-Accounts, and is not expected to be a source of profit. The administrative functions and expenses assumed by the Company in connection with the Separate Account and the Sub-Accounts include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expenses of preparing and typesetting prospectuses, and the cost of printing prospectuses not allocable to sales expense, filing and other fees. No Separate Account administrative charge is imposed after the 15th Policy year.

OTHER CHARGES AND EXPENSES

Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the Accumulation Units of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and statements of additional information of the Underlying Funds contain additional information concerning such fees and expenses.

Currently, no charges are made against the Sub-Accounts for federal or state income taxes. Should the Company determine that taxes will be imposed, the Company may make deductions from the Sub-Accounts to pay such taxes. See FEDERAL TAX CONSIDERATIONS. The imposition of such taxes would result in a reduction of the Policy Value in the Sub-Accounts.

SURRENDER CHARGE

The Policy provides for a contingent surrender charge. A surrender charge may be deducted if you request a full surrender of the Policy or a decrease in the Face Amount. The duration of the surrender charge is 15 years from Date of Issue or from the effective date of any increase in the Face Amount. A separate surrender charge, described in more detail below, is calculated upon the issuance of the Policy and for each increase in the Face Amount.

The surrender charge is comprised of a contingent deferred administrative charge and a contingent deferred sales charge. The contingent deferred administrative charge compensates the Company for expenses incurred in administering the Policy. The contingent deferred sales charge compensates the Company for expenses relating to the distribution of the Policy, including agent's commissions, advertising and the printing of the prospectus and sales literature.

The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b) where:

    (a) is a deferred administrative charge equal to $8.50 per thousand dollars of the initial Face Amount, and

    (b) is a deferred sales charge of 48% of premiums received up to a maximum number of Guideline Annual Premiums subject to the deferred sales charge that varies by average issue Age from 1.95 (for average issue Ages 5 through 75) to 1.31 (for average issue Age 82).

In accordance with limitations under state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 initial Face Amount, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of the 180 Policy months (15 Policy years), as described in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. This reduction in the maximum surrender charge will reduce the deferred sales charge and the deferred administrative charge proportionately.

If you surrender the Policy during the first two Policy years following the Date of Issue, before making premium payments associated with the initial Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of initial Face Amount, as described above, but the deferred sales charge will not exceed 25% of premiums received. See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

SEPARATE SURRENDER CHARGE FOR EACH FACE AMOUNT INCREASE

A separate surrender charge will apply to and is calculated for each increase in the Face Amount. The surrender charge for the increase is in addition to that for the initial Face Amount. The maximum surrender charge for the increase is equal to the sum of (a) plus (b), where (a) is equal to $8.50 per thousand dollars of increase, and (b) is a deferred sales charge of 48% of premiums associated with the increase, up to a maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge. Such deferred sales charge varies by average Age (at the time of increase) from 1.95 (for average Ages 5 through 75) to 1.31 (for average Age 82). In accordance with limitations under state insurance regulations, the amount of the surrender charge will not exceed a specified amount per $1,000 of increase, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. As is true for the initial Face Amount, (a) is a deferred administrative charge, and (b) is a deferred sales charge. The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of the 180 Policy months (15 Policy years), as provided in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

If you surrender the Policy during the first two Policy years following an increase in the Face Amount before making premium payments associated with the increase in Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of the Face Amount increase, as described above, but the deferred sales charge will not exceed 25% of premiums associated with the increase. See
APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. The premiums associated with the increase are determined as described below.

ALLOCATION OF POLICY VALUE AND PREMIUMS UPON AN INCREASE IN FACE AMOUNT

Additional premium payments may not be required to fund a requested increase in Face Amount. Therefore, a special rule, which is based on relative Guideline Annual Premium payments, applies whereby the Policy Value will be allocated between the initial Face Amount and the increase. Subsequent premium payments are allocated between the initial Face Amount and the increase.

For example, suppose the Guideline Annual Premium is equal to $1,500 before an increase and is equal to $2,000 as a result of the increase. The Policy Value on the effective date of the increase would be allocated 75% ($1,500/$2,000) to the initial Face Amount and 25% to the increase. All future premiums also would be allocated 75% to the initial Face Amount and 25% to the increase. Thus, existing Policy Value associated with the increase will equal the portion of the Policy Value allocated to the increase on the effective date of the increase before any deductions are made. Premiums associated with the increase will equal the portion of the premium payments actually made on or after the effective date of the increase which are allocated to the increase.

See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES for examples illustrating the calculation of the maximum surrender charge for the initial Face Amount and for any increases, as well as for the surrender charge based on actual premiums paid or associated with any increases.

POSSIBLE SURRENDER CHARGE ON A DECREASE IN THE FACE AMOUNT

A surrender charge may be deducted on a decrease in the Face Amount. In the event of a decrease, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. The fraction will be determined by dividing the amount of the decrease by the current Face Amount and multiplying the result by the surrender charge. If more than one surrender charge is in effect (i.e., pursuant to one or more increases in the Face Amount of a Policy), the surrender charge will be applied in the following order: (1) the most recent increase; (2) the next most recent increases successively, and (3) the initial Face Amount. Where a decrease causes a partial reduction in an increase or in the initial Face Amount, a proportionate share of the surrender charge for that increase or for the initial Face Amount will be deducted. For more information, see APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

CHARGES ON PARTIAL WITHDRAWALS

After the first Policy year, partial withdrawals of Surrender Value may be made. The minimum withdrawal is $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $100,000.

A transaction charge, which is the smaller of 2% of the amount withdrawn, or $25, will be assessed on each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. The Company does not expect to make a profit on this charge. The transaction fee applies to all partial withdrawals including a Withdrawal without a surrender charge.

A partial withdrawal charge also may be deducted from the Policy Value. For each partial withdrawal you may withdraw an amount equal to 10% of the Policy Value on the date the written withdrawal request is received by the Company, less the total of any prior withdrawals in that Policy year which were not subject to the partial withdrawal charge, without incurring a partial withdrawal charge. Any partial withdrawal in excess of this amount ("excess withdrawal") will be subject to the partial withdrawal charge. The partial withdrawal charge is equal to 5% of the excess withdrawal up to the amount of the surrender charge(s) on the date of withdrawal.

This right is not cumulative from Policy year to Policy year. For example, if only 8% of Policy Value were withdrawn in Policy year two, the amount you could withdraw in subsequent Policy years would not be increased by the amount you did not withdraw in the second Policy year.

The Policy's outstanding surrender charge will be reduced by the amount of the partial withdrawal charge deducted by proportionately reducing the deferred sales charge component and the deferred administrative charge component. The partial withdrawal charge deducted will decrease existing surrender charges in the following order:

    - first, the surrender charge for the most recent increase in the Face
      Amount;

    - second, the surrender charge for the next most recent increases successively;

    - last, the surrender charge for the initial Face Amount.

TRANSFER CHARGES

The first 12 transfers in a Policy year will be free of charge. Thereafter, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the administrative costs incurred in processing the transfer request. The Company reserves the right to increase the charge, but it never will exceed $25. The Company also reserves the right to change the number of free transfers allowed in a Policy year. See THE POLICY -- "Transfer Privilege."

You may have automatic transfers of at least $100 a month made on a periodic basis:

    - from the Sub-Account which invests in the AIT Money Market Fund to one or more of the other Sub-Accounts; or

    - to reallocate Policy Value among the Sub-Accounts.

The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year. Each subsequent automatic transfer is without charge, and does not reduce the remaining number of transfers which may be made without charge.

If you utilize the Conversion Privilege, Loan Privilege, or reallocate Policy Value within 20 days of the Date of Issue, any resulting transfer of Policy Value from the Sub-Accounts to the General Account will be free of charge and in addition to the 12 free transfers in a Policy year. See THE POLICY -- "Conversion Privileges," and POLICY LOANS.

CHARGE FOR INCREASE IN FACE AMOUNT

For each increase in the Face Amount that you request, a transaction charge of $40 will be deducted from the Policy Value to reimburse the Company for administrative costs associated with the increase. This charge is guaranteed not to increase, and the Company does not expect to make a profit on this charge.

OTHER ADMINISTRATIVE CHARGES

The Company reserves the right to impose a charge for the administrative costs incurred for changing the Net Premium allocation instructions, for changing the allocation of any Monthly Deductions among the various Sub-Accounts, or for a projection of values. Currently, no such charges are imposed, and any such charge is guaranteed not to exceed $25.

                                  POLICY LOANS

You may borrow against the Policy Value. Policy loans may be obtained by request to the Company on the sole security of the Policy. The total amount which may be borrowed is the Loan Value. In the first Policy year, the Loan Value is 75% of the Policy Value reduced by applicable surrender charges, as well as Monthly Deductions and interest on Policy loans to the end of the Policy year. The Loan Value in the second Policy year and thereafter is 90% of an amount equal to the Policy Value reduced by applicable surrender charges. There is no minimum limit on the amount of the loan.

Normally, the loan amount will be paid within seven days after the Company receives the loan request at the Principal Office, but the Company may delay payments under certain circumstances. See OTHER POLICY PROVISIONS -- "Postponement of Payments."

A Policy loan may be allocated among the General Account and one or more Sub-Accounts. If you do not make an allocation, the Company will make a Pro-Rata Allocation based on the amounts in the Accounts on the date the Company receives the loan request. The Policy Value in each Sub-Account equal to the Policy loan allocated to such Sub-Account will be transferred to the General Account, and the number of Accumulation Units equal to the Policy Value so transferred will be cancelled. This will reduce the Policy Value in these Sub-Accounts. These transactions are not treated as transfers for purposes of the transfer charge.

LOAN AMOUNT EARNS INTEREST IN GENERAL ACCOUNT

As long as the Policy is in force, the Policy Value in the General Account equal to the loan amount will be credited with interest at an effective annual yield of at least 6.00%.

PREFERRED LOAN OPTION

A preferred loan option is available under the Policy. The preferred loan option will be available upon Written Request. You may change a preferred loan to a non-preferred loan at any time upon written request. It may be revoked by you at any time. If this option has been selected, after the tenth Policy anniversary the Policy Value in the General Account that is equal to the loan amount will be credited with interest at an effective annual yield of at least 7.5%. Our current practice is to credit a rate of interest equal to the rate being charged for the preferred loan.

There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable distribution from the Policy. Consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS). The preferred loan option may not be available in all states.

LOAN INTEREST CHARGED

Outstanding Policy loans are charged interest. Interest accrues daily, and is payable in arrears at the annual rate of 8%. Interest is due and payable at the end of each Policy year or on a pro-rata basis for such shorter period as the loan may exist. Interest not paid when due will be added to the loan amount, and will bear interest at the same rate. If the new loan amount exceeds the Policy Value in the General Account after the due and unpaid interest is added to the loan amount, the Company will transfer the Policy Value equal to that excess loan amount from the Policy Value in each Sub-Account to the General Account as security for the excess loan amount. The Company will allocate the amount transferred among the Sub-Accounts in the same proportion that the Policy Value in each Sub-Account bears to the total Policy Value in all Sub-Accounts.

REPAYMENT OF LOANS

Loans may be repaid at any time prior to the lapse of the Policy. Upon repayment of the Debt, the portion of the Policy Value that is in the General Account securing the repaid loan will be allocated to the various Accounts and increase the Policy Value in such Accounts in accordance with your instructions. If you do not make a repayment allocation, the Company will allocate Policy Value in accordance with your most recent premium allocation instructions; provided, however, that loan repayments allocated to the Separate Account cannot exceed the Policy Value previously transferred from the Separate Account to secure the Debt.

If the Debt exceeds the Policy Value less the surrender charge, the Policy will terminate. A notice of such pending termination will be mailed to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Policy will terminate with no value. See POLICY TERMINATION AND REINSTATEMENT.

EFFECT OF POLICY LOANS

Although Policy loans may be repaid at any time prior to the lapse of the Policy, Policy loans will permanently affect the Policy Value and Surrender Value, and may permanently affect the Death Proceeds. The effect could be favorable or unfavorable, depending upon whether the investment performance of the Sub-Account(s) is less than or greater than the interest credited to the Policy Value in the General Account attributable to the loan. Moreover, outstanding Policy loans and the accrued interest will be deducted from the proceeds payable upon surrender or the death of the last surviving Insured.

                      POLICY TERMINATION AND REINSTATEMENT

TERMINATION

The failure to make premium payments will not cause the Policy to lapse unless:

    (a) the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued,

                                         OR

    (b) the Debt exceeds the Policy Value less surrender charges.

If one of these situations occurs, the Policy will be in default. You then will have a grace period of 62 days, measured from the date of default, to make sufficient payments to prevent termination. On the date of default, the Company will send a notice to you and to any assignee of record. The notice will state the amount of premium due and the date on which it is due.

Failure to make a sufficient payment within the grace period will result in termination of the Policy. If the last surviving Insured dies during the grace period, the Death Proceeds will still be payable, but any Monthly Deductions due and unpaid through the Policy month in which the last surviving Insured dies, and any other overdue charge, will be deducted from the Death Proceeds.

LIMITED 48-MONTH GUARANTEE

Except for the situation described in (b) above, the Policy is guaranteed not to lapse during the first 48 months after the Date of Issue or the effective date of an increase in the Face Amount if you make a minimum amount of premium payments. The minimum amount paid, minus the Debt, partial withdrawals and partial withdrawal charges, must be at least equal to the sum of the Minimum Monthly Factor for the number of months the Policy, increase in the Face Amount, or a Policy Change which causes a change in the Minimum Monthly Factor has been in force. A Policy change which causes a change in the Minimum Monthly Factor is a change in the Face Amount or the addition or deletion of a rider.

Except for the first 48 months after the Date of Issue or the effective date of an increase, payments equal to the Minimum Monthly Factor do not guarantee that the Policy will remain in force.

REINSTATEMENT

If the Policy has not been surrendered and the Insureds are alive, the terminated Policy may be reinstated any time within three years after the date of default and before the Final Premium Payment Date. The reinstatement will be effective on the Monthly Payment Date following the date you submit the following to the Company:

    - a written application for reinstatement,

    - Evidence of Insurability showing that the Insureds are insurable according to the Company's underwriting rules, and

    - a premium that, after the deduction of the tax expense charge and premium expense charge, is large enough to cover the minimum amount payable, as described below.

MINIMUM AMOUNT PAYABLE

If reinstatement is requested when fewer than 48 Monthly Deductions have been made since the Date of Issue or the effective date of an increase in the Face Amount, you must pay the lesser of the amount shown in (1) or (2). Under (1), the minimum amount payable is the Minimum Monthly Factor for the three-month period beginning on the date of reinstatement. Under (2), the minimum amount payable is the sum of:

    - the amount by which the surrender charge as of the date of reinstatement exceeds the Policy Value on the date of default, PLUS

    - MONTHLY DEDUCTIONS FOR THE THREE-MONTH PERIOD BEGINNING ON THE DATE OF REINSTATEMENT.

If reinstatement is requested after 48 Monthly Deductions have been made since the Date of Issue or any increase in the Face Amount, you must pay the amount shown in (2) above. The Company reserves the right to increase the Minimum Monthly Factor upon reinstatement.

SURRENDER CHARGE

The surrender charge on the date of reinstatement is the surrender charge which would have been in effect had the Policy remained in force from the Date of Issue. The Policy Value less Debt on the date of default will be restored to the Policy to the extent it does not exceed the surrender charge on the date of reinstatement. Any Policy Value less the Debt as of the date of default which exceeds the surrender charge on the date of reinstatement will not be restored.

POLICY VALUE ON REINSTATEMENT

The Policy Value on the date of reinstatement is:

    - the Net Premium paid to reinstate the Policy increased by interest from the date the payment was received at the Principal Office, PLUS

    - an amount equal to the Policy Value less Debt on the date of default to the extent it does not exceed the surrender charge on the date of reinstatement, MINUS

    - the Monthly Deduction due on the date of reinstatement.

You may not reinstate any Debt outstanding on the date of default or foreclosure.

                            OTHER POLICY PROVISIONS

The following Policy provisions may vary in certain states in order to comply with requirements of the insurance laws, regulations, and insurance regulatory agencies in those states.

POLICYOWNER

The Policyowner is named in the application for the Policy. The Policyowner is generally entitled to exercise all rights under a Policy while the Insureds are alive, subject to the consent of any irrevocable Beneficiary (the consent of a revocable Beneficiary is not required). The consent of the Insureds is required whenever the Face Amount of insurance is increased.

BENEFICIARY

The Beneficiary is the person or persons to whom the insurance proceeds are payable upon the death of the last surviving Insured. Unless otherwise stated in the Policy, the Beneficiary has no rights in the Policy before the death of the last surviving Insured. While the Insureds are alive, you may change any Beneficiary unless you have declared a Beneficiary to be irrevocable. If no Beneficiary is alive when the last surviving Insured dies, the Policyowner (or the Policyowner's estate) will be the Beneficiary. If more than one Beneficiary is alive when the last surviving Insured dies, they will be paid in equal shares, unless you have chosen otherwise. Where there is more than one Beneficiary, the interest of a Beneficiary who dies before the last surviving Insured dies will pass to surviving Beneficiaries proportionally.

INCONTESTABILITY

The Company will not contest the validity of a Policy after it has been in force during the lifetimes of both Insureds for two years from the Date of Issue. The Company will not contest the validity of any increase in the Face Amount after such increase or rider has been in force during the lifetimes of both Insureds for two years from its effective date.

SUICIDE

The Death Proceeds will not be paid if either Insured commits suicide within two years from the Date of Issue. Instead, the Company will pay the Beneficiary an amount equal to all premiums paid for the Policy, without interest, less any outstanding Debt and less any partial withdrawals. If either Insured commits suicide, generally within two years from the effective date of any increase in the Sum Insured, the Company's liability with respect to such increase will be limited to a refund of the cost thereof. The Beneficiary will receive the administrative charges and insurance charges paid for such increase.

NOTICE OF FIRST INSURED TO DIE

Within 90 days of the death of the first Insured to die, or as soon thereafter as is reasonably possible, you must mail to the Principal Office due proof of such death.

AGE

If the Age of either Insured as stated in the application for the Policy is not correct, benefits under a Policy will be adjusted to reflect the correct Age, if death of the last surviving Insured occurs prior to the Final Premium Payment Date. The adjusted benefit will be that which the most recent cost of insurance charge would have purchased for the correct Age. In no event will the Sum Insured be reduced to less than the Guideline Minimum Sum Insured.

ASSIGNMENT

The Policyowner may assign a Policy as collateral or make an absolute assignment of the Policy. All rights under the Policy will be transferred to the extent of the assignee's interest. The consent of the assignee may be required in order to make changes in premium allocations, to make transfers, or to exercise other rights under the Policy. The Company is not bound by an assignment or release thereof, unless it is in writing and is recorded at the Principal Office. When recorded, the assignment will take effect as of the date the Written Request was signed. Any rights created by the assignment will be subject to any payments made or actions taken by the Company before the assignment is recorded. The Company is not responsible for determining the validity of any assignment or release.

POSTPONEMENT OF PAYMENTS

Payments of any amount due from the Separate Account upon surrender, partial withdrawals, or death of the last surviving Insured, as well as payments of a Policy loan and transfers, may be postponed whenever (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC, or (b) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets. Payments under the Policy of any amounts derived from the premiums paid by check may be delayed until such time as the check has cleared your bank.

The Company also reserves the right to defer payment of any amount due from the General Account upon surrender, partial withdrawal or death of the last surviving Insured, as well as payments of Policy loans and transfers from the General Account, for a period not to exceed six months.

                                 VOTING RIGHTS

To the extent required by law, the Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Policyowners with Policy Value in such Sub-Account. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

Each person having a voting interest will be provided with proxy materials of the respective Underlying Fund together with an appropriate form with which to give voting instructions to the Company. Shares held in each Sub-Account for which no timely instructions are received will be voted in proportion to the instructions received from all persons with an interest in such Sub-Account who furnish instructions to the Company. The Company will also vote shares that it owns and which are not attributable to Policies in the same proportion. The number of votes which a Policyowner has the right to instruct will be determined by the Company as of the record date established for the Underlying Fund. This number is determined by dividing each Policy-owner's Policy Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Underlying Fund in which the assets of the Sub-Account are invested.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the Fund shares be voted so as (1) to cause a change in the sub-classification or investment objective of one or more of the Underlying Funds, or (2) to approve or disapprove an investment advisory contract for the Underlying Funds. In addition, we may disregard voting instructions in favor of any change in the investment policies or in any investment adviser or principal underwriter if the change has been initiated by Policyowners or the Trustees. Our disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good-faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Funds. In the event we do disregard voting instructions, a summary of that action and the reasons for that action will be included in the next periodic report to Policyowners.

                DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------           ----------------------------------------------
Bruce C. Anderson                     Director (since 1996) and Vice President (since 1984)
  Director and Vice President         of First Allmerica

Warren E. Barnes                      Vice President (since 1996) and Corporate Controller
  Vice President and Corporate        (since 1998) of First Allmerica
  Controller

Mark R. Colborn                       Director (since 2000) and Vice President (since 1992)
  Director and Vice President         of First Allmerica

Charles F. Cronin                     Secretary and Counsel (since 2000) of First
  Secretary and Counsel               Allmerica; Counsel (since 1996) of First Allmerica;
                                      Attorney (1991-1996) of Nutter, McClennen & Fish

J. Kendall Huber                      Director, Vice President and General Counsel (since
  Director, Vice President and        2000) of First Allmerica; Vice President (1999) of
  General Counsel                     Promos Hotel Corporation; Vice President and Deputy
                                      General Counsel (1998-1999) of Legg Mason, Inc.; Vice
                                      President and Deputy General Counsel (1995-1998) of
                                      USF&G Corporation

John P. Kavanaugh                     Director and Chief Investment Officer (since 1996)
  Director, Vice President and        and Vice President (since 1991) of First Allmerica;
  Chief Investment Officer            Director (since 1996) and President (since 1995) of
                                      Allmerica Asset Management, Inc.

Mark C. McGivney                      Vice President (since 1997) and Treasurer (since
  Vice President and Treasurer        2000) of First Allmerica; Associate, Investment
                                      Banking (1996-1997) of Merrill Lynch & Co.

John F. O'Brien                       Director, President and Chief Executive Officer
  Director, President and             (since 1989) of First Allmerica
  Chief Executive Officer

Edward J. Parry, III                  Director and Chief Financial Officer (since 1996),
  Director, Vice President and        Vice President (since 1993) and Treasurer (1993-2000)
  Chief Financial Officer             of First Allmerica

NAME AND POSITION WITH COMPANY           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------           ----------------------------------------------
Richard M. Reilly                     Director (since 1996) and Vice President (since 1990)
  Director and Vice President         of First Allmerica; Director (since 1990), President
                                      and Chief Executive Officer (since 1995) of Allmerica
                                      Financial Life Insurance and Annuity Company;
                                      Director and President (since 1998) of Allmerica
                                      Financial Investment Management Services, Inc.

Robert P. Restrepo, Jr.               Director and Vice President (since 1998) of First
  Director and Vice President         Allmerica; Chief Executive Officer (1996 to 1998) of
                                      Travelers Property & Casualty; Senior Vice President
                                      (1993 to 1996) of Aetna Life & Casualty Company

Eric A. Simonsen                      Director (since 1996) and Vice President (since 1990)
  Director and Vice President         of First Allmerica

Gregory D. Tranter                    Director and Vice President (since 2000) of First
  Director and Vice President         Allmerica; Vice President (1996-1998) of Travelers
                                      Property & Casualty; Director of Geico Team
                                      (1983-1996) of Aetna Life & Casualty

                                  DISTRIBUTION

Allmerica Investments, Inc. ("Allmerica Investments"), an indirect subsidiary of the Company, acts as the principal underwriter of the Policies pursuant to a Sales and Administrative Services Agreement with the Company and the Separate Account. Allmerica Investments is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The Policies are sold by agents of the Company who are registered representatives of Allmerica Investments or of broker-dealers which have selling agreements with Allmerica Investments.

The Company pays commissions based on a commission schedule. After the Date of Issue or an increase in the Face Amount, commissions paid to agents who are registered representatives of Allmerica Investments generally will be up to 50% of the first-year premiums up to a basic premium amount established by the Company. Thereafter, commissions will generally equal up to 3.5% of any additional premiums. Certain registered representatives, including registered representatives enrolled in the Company's training program for new agents, may receive additional first-year and renewal commissions and training reimbursements. General Agents of the Company and certain registered representatives may also be eligible to receive expense reimbursements based on the amount of earned commissions. General Agents may also receive overriding commissions, which will not exceed 10% of first-year or 14% of renewal premiums.

Commissions and expense reimbursements paid to broker-dealers, after issue of the Policy or an increase in the Face Amount, generally will equal 90% of the first-year premiums up to a basic premium amount established by the Company. Thereafter, commissions will generally equal up to 4% of any additional premiums. To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

The Company intends to recoup the commission and other sales expense through a combination of the deferred sales charge component of the anticipated surrender and partial withdrawal charges, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company. There is no additional charge to Policyowners or the Separate Account. Any surrender charge assessed on a Policy will be retained by the Company except for amounts it may pay to

Allmerica Investments for services it performs and expenses it may incur as principal underwriter and general distributor.

                                    REPORTS

The Company will maintain the records relating to the Separate Account. You will be promptly sent statements of significant transactions such as premium payments, changes in specified Face Amount, changes in Sum Insured Option, transfers among Sub-Accounts and the General Account, partial withdrawals, increases in loan amount by you, loan repayments, lapse, termination for any reason, and reinstatement. An annual statement will also be sent to you within 30 days after a Policy anniversary. The annual statement will summarize all of the above transactions and deductions of charges during the Policy year. It will also set forth the status of the Death Proceeds, Policy Value, Surrender Value, amounts in the Sub-Accounts and General Account, and any Policy loans. The Owner should review the information in all statements carefully. All errors or corrections must reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

In addition, you will be sent periodic reports containing financial statements and other information for the Separate Account and the Underlying Investment Companies as required by the 1940 Act.

                               LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Separate Account is a party, or to which the assets of the Separate Account are subject. The Company and Allmerica Investments, Inc. are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. Statements contained in this Prospectus concerning the Policy and other legal documents are summaries. The complete documents and omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                            INDEPENDENT ACCOUNTANTS

The financial statements of the Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and the financial statements of Inheiritage Account of the Company as of December 31, 2000 and for the periods indicated, included in this Prospectus constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Policy.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Policy, on loans, withdrawals, or surrenders, on death benefit payments, and on the economic benefit to the Policyowner or the Beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted. From time to time legislation is proposed which, if passed, could significantly adversely, and possibly retroactively, affect the taxation of the Policies. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

It should be recognized that the following summary of federal income tax aspects of amounts received under the Policies is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. Specifically, the discussion below does not address certain tax provisions that may be applicable if the Policyowner is a corporation or the trustee of an employee benefit plan. A qualified tax adviser should always be consulted with regard to the application of law to individual circumstances.

THE COMPANY AND THE SEPARATE ACCOUNT

The Company is taxed as a life insurance company under Subchapter L of the Code, and files a consolidated tax return with its parent and affiliates. Because the Company does not expect to incur any income tax upon the earnings or realized capital gains attributable to the Separate Account, no charge is made for federal income taxes which may be attributable to the Separate Account.

The Company periodically will review the question of a charge to the Separate Account for federal income taxes. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what the Company believes it to be; if there are changes made in the federal income tax treatment of variable life insurance at the Company level; or if there is a change in the Company's tax status. Any such charge would be designed to cover the federal income taxes attributable to the investment results of the Separate Account.

Under current laws, the Company may also incur state and local taxes (in addition to premium taxes) in several states. At present these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes paid, or reserves for such taxes, attributable to the Separate Account.

TAXATION OF THE POLICIES

The Company believes that the Policies described in this Prospectus will be considered life insurance contracts under Section 7702 of the Code, which generally provides for the taxation of life insurance contracts and places limitations on the relationship of the Policy Value to the Insurance Amount at Risk. So long as the Policies are life insurance contracts, the Death Proceeds payable are excludable from the gross income of the Beneficiary. Moreover, any increase in the Policy Value is not taxable until received by the Policyowner or the Policyowner's designee (but see "Modified Endowment Contracts"). Although the Company believes that the Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by
Section 7702. In the absence of final regulations or other guidance issued under
Section 7702, there is necessarily some uncertainty whether a Policy will meet the Section 7702 definition of a life insurance contract. This is true particularly if the Policyowner pays the full amount of premiums permitted under the Policy. A Policy-owner contemplating the payment of such premiums should do so only after consulting a tax adviser. If a Policy were determined not to be a life insurance contract under Section 7702, it would not have most of the tax advantages normally provided by a life insurance contract.

The Code requires that the investment of each Sub-Account be adequately diversified in accordance with Treasury Department regulations in order to be treated as a life insurance policy for tax purposes. Although the Company does not have control over the investments of the Underlying Funds, the Company believes that the Underlying Funds currently meet the Treasury's diversification requirements, and the Company will monitor continued compliance with these requirements. In connection with the issuance of previous regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which Policyowners may direct their investments to particular divisions of a separate account. Regulations in this regard may be issued in the future. It is possible that if and when regulations are issued, the Policies may need to be modified to comply with such regulations. For these reasons, the Policies or the Company's administrative rules may be modified as necessary to prevent a Policyowner from being considered the owner of the assets of the Separate Account.

Depending upon the circumstances, a surrender, partial withdrawal, change in the Sum Insured Option, change in the Face Amount, lapse with Policy loan outstanding, or assignment of the Policy may have tax consequences. In particular, under specified conditions, a distribution under the Policy during the first 15 years from Date of Issue that reduces future benefits under the Policy will be taxed to the Policyowner as ordinary income to the extent of any investment earnings in the Policy. Federal, state and local income, estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Insured, Policyowner or Beneficiary.

SPLIT OPTION RIDER/EXCHANGE OPTION RIDER

The Split Option Rider permits a Policy to be split into two other life insurance policies, one covering each Insured singly. A Policy split may have adverse tax consequences. It is not clear whether a Policy split will be treated as a non-taxable exchange under Section 1035 of the Code. Unless a Policy split is so treated, it could result in recognition of taxable income on the gain in the Policy. In addition, it is not clear whether, in all circumstances, the individual policies that result from a Policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The Policyowner should consult a competent tax adviser regarding the possible adverse tax consequences of a Policy split.

POLICY LOANS

The Company believes that non-preferred loans received under the Policy will be treated as an indebtedness of the Policyowner for federal income tax purposes. Under current law, these loans will not constitute income for the Policyowner while the Policy is in force (but see "Modified Endowment Contracts"). There is a risk, however, that a preferred loan may be characterized by the IRS as a withdrawal and be taxed accordingly. At the present time, the IRS has not issued any guidance on whether loans with the attributes of a preferred loan should be treated differently than a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain. In the event pertinent IRS guidelines are issued in the future, you may convert your preferred loan to a non-preferred loan. However, it is possible that, notwithstanding the conversion, some or all of the loan could be treated as a taxable distribution from the Policy.

Section 264 of the Code restricts the deduction of interest on Policy loans. Consumer interest paid on Policy loans under an individually owned Policy is not tax deductible. Generally, no tax deduction for interest is allowed on Policy loans if the Insured is an officer or employee of, or is financially interested in, any business carried on by the taxpayer. There is an exception to this rule which permits a deduction for interest on loans up to $50,000 related to any business-owned policies covering officers or 20-percent owners, up to a maximum equal to the greater of (1) five individuals, or (2) the lesser of (a) 5% of the total number of officers and employees of the corporation, or (b) 20 individuals.

MODIFIED ENDOWMENT CONTRACTS

The Technical and Miscellaneous Revenue Act of 1988 ("1988 Act") adversely affects the tax treatment of distributions under so-called "modified endowment contracts." Under the 1988 Act, any life insurance policy, including the Policy offered by this Prospectus, that fails to satisfy a "seven-pay" test is considered a modified endowment contract. A policy fails to satisfy the seven-pay test if the cumulative premiums paid under the policy at any time during the first seven policy years, or within seven years of a material change in the Policy, exceeds the sum of the net level premiums that would have been paid, had the policy provided for paid-up future benefits after the payment of seven level annual premiums. In addition, if benefits are reduced at anytime during the life of the Policy, there may be adverse tax consequences. Please consult your tax adviser.

If a policy is considered a modified endowment contract, all distributions under the policy will be taxed on an "income-first" basis. Most distributions received by a Policyowner directly or indirectly (including loans, withdrawals, partial surrenders, or the assignment or pledge of any portion of the value of the policy) will be includible in gross income to the extent that the cash surrender value of the policy exceeds the Policyowner's investment in the contract. Any additional amounts will be treated as a return of capital to the extent of the Policyowner's basis in the policy. In addition, with certain exceptions, an additional 10% tax will be imposed on the portion of any distribution that is includible in income. All modified endowment contracts issued by the same insurance company to the same Policyowner during any calendar period will be treated as a single modified endowment contract in determining taxable distributions.

Currently, each Policy is reviewed when premiums are received to determine if it satisfies the seven-pay test. If the Policy does not satisfy the seven-pay test, the Company will notify the Policyowner of the option of requesting a refund of the excess premium. The refund process must be completed within 60 days after the Policy anniversary, or the Policy will be permanently classified as a modified endowment contract.

ESTATE AND GENERATION-SKIPPING TAXES

When the last surviving Insured dies, the Death Proceeds will generally be includible in the Policyowner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policyowner was not the last surviving Insured, the fair market value of the Policy would be included in the Policyowner's estate upon the Policyowner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, estates with a value less than the unified credit amount will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse, when the death proceeds would be available to pay taxes due and other expenses incurred.

As a general rule, if an insured is the Policyowner, and death proceeds are payable to a person two or more generations younger than the Policyowner, a generation-skipping tax may be payable on the death proceeds at rates similar to the maximum estate tax rate in effect at the time. If the Policyowner (whether or not he or she is an insured) transfers ownership of the policy to someone two or more generations younger, the transfer may be subject to the generation-skipping tax, the taxable amount being the value of the policy. (Such a transfer is unlikely but not impossible.) If the death proceeds are not includible in the Insured's estate (because the insured retained no incidents of ownership and did not relinquish ownership within three years before death), the payment of the death proceeds to the beneficiary is not subject to the generation-skipping tax regardless of the beneficiary's generation. The generation-skipping tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation-skipping tax exemption of $1 million. Because these rules are complex, the Policyowner should consult with a tax adviser for specific information where benefits are passing to younger generations.

                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT

As discussed earlier, you may allocate Net Premiums and transfer Policy Value to the General Account. Because of exemption and exclusionary provisions in the securities laws, any amount in the General Account is not generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, the disclosures in this section have not been reviewed by the SEC. Disclosures regarding the fixed portion of the Policy and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

GENERAL DESCRIPTION

The General Account is made up of all of the general assets of the Company other than those allocated to any Separate Account. Allocations to the General Account become part of the assets of the Company and are used to support insurance and annuity obligations. Subject to applicable law, the Company has sole discretion over the investment of assets of the General Account.

A portion or all of Net Premiums may be allocated or transferred to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. The allocation or transfer of funds to the General Account does not entitle you to share in the investment experience of the General Account.

GENERAL ACCOUNT VALUE AND POLICY LOANS

The Company bears the full investment risk for amounts allocated to the General Account, and guarantees that interest credited to each Policyowner's Policy Value in the General Account will not be less than an annual rate of 4% ("Guaranteed Minimum Rate").

The Company may, AT ITS SOLE DISCRETION, credit a higher rate of interest ("excess interest"), although it is not obligated to credit interest in excess of 4% per year, and might not do so. However, the excess interest rate, if any, in effect on the date a premium is received at the Principal Office is guaranteed on that premium for one year, unless the Policy Value associated with the premium becomes security for a Policy loan. AFTER SUCH INITIAL ONE-YEAR GUARANTEE OF INTEREST ON NET PREMIUM, ANY INTEREST CREDITED ON THE POLICY'S ACCUMULATED VALUE IN THE GENERAL ACCOUNT IN EXCESS OF THE GUARANTEED MINIMUM RATE PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. YOU ASSUME THE RISK THAT INTEREST CREDITED MAY NOT EXCEED THE GUARANTEED MINIMUM RATE.

Even if excess interest is credited to accumulated value in the General Account, no excess interest will be credited to that portion of the Policy Value which is equal to Debt. Such Policy Value, however, will be credited interest at an effective annual yield of at least 6%.

The Company guarantees that, on each Monthly Payment Date, the Policy Value in the General Account will be the amount of the Net Premiums allocated or Policy Value transferred to the General Account, plus interest at an annual rate of 4%, plus any excess interest which the Company credits, less the sum of all Policy charges allocable to the General Account, and any amounts deducted from the General Account in connection with loans, partial withdrawals, surrenders or transfers.

Policy loans also may be made from the Policy Value in the General Account.

Transfers, surrenders, partial withdrawals, Death Proceeds and Policy loans payable from the General Account may be delayed up to six months. If payment is delayed for 30 days or more, however, the Company will pay interest at least equal to an effective annual yield of 3.5% for the period of deferment. Amounts from the General Account used to pay premiums on policies with the Company will not be delayed. ability of First Allmerica Financial Life Insurance Company to meet its obligations under the Policies.

THE POLICY

This Prospectus describes an individual joint survivorship flexible premium variable life insurance policy, and is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the Separate Account. For complete details regarding the General Account, see the Policy itself.

TRANSFERS, SURRENDERS, AND PARTIAL WITHDRAWALS

If the Policy is surrendered or if a partial withdrawal is made, a surrender charge or partial withdrawal charge, as applicable, may be imposed. In the event of a decrease in the Face Amount, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. Partial withdrawals are made on a last-in/first-out basis from Policy Value allocated to the General Account. This means that the last payments allocated to General Account will be withdrawn first.

The first 12 transfers in a Policy year are free of charge. Thereafter, a $10 transfer charge will be deducted for each transfer in that Policy year. The transfer privilege is subject to the consent of the Company and to the Company's then current rules.

                              FINANCIAL STATEMENTS

Financial statements for the Company and for the Separate Account are included in this Prospectus, beginning immediately after the Appendices. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                   APPENDIX A
                               OPTIONAL BENEFITS

This Appendix is intended to provide only a very brief overview of additional insurance benefits available by rider. For more information, your agent should be contacted.

The following supplemental benefits are available for issue under the Policies for an additional charge. CERTAIN OF THESE RIDERS MAY NOT BE AVAILABLE IN ALL STATES.

SPLIT OPTION RIDER/EXCHANGE OPTION RIDER

    This Rider, WHICH IS AVAILABLE ONLY AT DATE OF ISSUE, permits you to split the Policy into two life insurance policies, one covering each Insured singly, subject to Company guidelines.

OTHER INSURED RIDER

    This Rider provides a term insurance benefit for up to five Insureds. At present this benefit is only available for the spouse and minor children of either primary Insured. The Rider includes a feature that allows you to convert the other-insured coverage to any permanent life insurance policy acceptable to the Company.

FOUR-YEAR TERM RIDER

    This Rider provides a term insurance benefit during the first four Policy years, payable upon the death of the last surviving Insured during the coverage period.

GUARANTEED DEATH BENEFIT RIDER

    This Rider, WHICH IS AVAILABLE ONLY AT DATE OF ISSUE, (a) guarantees that the Policy will not lapse regardless of the performance of the Separate Account, and (b) provides a guaranteed net death benefit.

                                   APPENDIX B
                                PAYMENT OPTIONS

Upon Written Request, the Surrender Value or all or part of the Death Proceeds may be placed under one or more of the payment options below or any other option offered by the Company. If you do not make an election, the Company will pay the benefits in a single sum. A certificate will be provided to the payee describing the payment option selected. If a payment option is selected, the Beneficiary may pay to the Company any amount that would otherwise be deducted from the Sum Insured.

The amounts payable under a payment option for each $1,000 value applied will be the greater of (a) the rate per $1,000 of value applied based on the Company's non-guaranteed current payment option rates for the Policies; or (b) the rate in the Policy for the applicable payment option.

The following payment options are currently available. The amounts payable under these options are paid from the General Account. None is based on the investment experience of the Separate Account.

    Option A:  PAYMENTS FOR A SPECIFIED NUMBER OF YEARS. The Company will make equal payments for any selected number of years (not greater than 30). Payments may be made annually, semi-annually, quarterly or monthly.

    Option B:  LIFETIME MONTHLY PAYMENTS. Payments are based on the payee's
               Age on the date the first payment will be made. One of three variations may be chosen. Depending upon this choice, payments will end:

          (a)  upon the death of the payee, with no further payments due
               (Life Annuity);

          (b) upon the death of the payee, but not before the sum of the payments made first equals or exceeds the amount applied under this option (Life Annuity with Installment Refund); or

          (c) upon the death of the payee, but not before a selected period (5, 10 or 20 years) has elapsed (Life Annuity with Period Certain).

    Option C:  INTEREST PAYMENTS. The Company will pay interest at a rate determined by the Company each year but which will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. Payments will end when the amount left with the Company has been withdrawn. However, payments will not continue after the death of the payee. Any unpaid balance plus accrued interest will be paid in a lump sum.

    Option D:  PAYMENTS FOR A SPECIFIED AMOUNT. Payments will be made until the unpaid balance is exhausted. Interest will be credited to the unpaid balance. The rate of interest will be determined by the Company each year but will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. The payment level selected must provide for the payment each year of at least 8% of the amount applied.

    Option E:  LIFETIME MONTHLY PAYMENTS FOR TWO PAYEES. One of three variations may be chosen. After the death of one payee, payments will continue to the survivor:

          (a)  in the same amount as the original amount;

          (b)  in an amount equal to 2/3 of the original amount; or

          (c)  in an amount equal to 1/2 of the original amount.

Payments are based on the payees' ages on the date the first payment is due. Payments will end upon the death of the surviving payee.

SELECTION OF PAYMENT OPTIONS

The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to the Policyowner's and/or the Beneficiary's provision, any option selection may be changed before the Death Proceeds become payable. If the Policyowner makes no selection, the Beneficiary may select an option when the Death Proceeds become payable.

If the amount of monthly income payments under Option B, choice (c) for the attained Age of the payee are the same for different periods certain, the Company will deem an election to have been made for the longest period certain which could have been elected for such Age and amount.

The Policyowner may give the Beneficiary the right to change from Option C or D to any other option at any time. If the payee selects Option C or D when this Policy becomes a claim, the right may be reserved to change to any other option. The payee who elects to change options must be a payee under the option selected.

ADDITIONAL DEPOSITS

An additional deposit may be made to any proceeds when they are applied under Option B or E. A charge not to exceed 3% will be made. The Company may limit the amount of this deposit.

RIGHTS AND LIMITATIONS

A payee does not have the right to assign any amount payable under any option. A payee does not have the right to commute any amount payable under Option B or E. A payee will have the right to commute any amount payable under Option A only if the right is reserved in the Written Request selecting the option. If the right to commute is exercised, the commuted values will be computed at the interest rates used to calculate the benefits. The amount left under Option C, and any unpaid balance under Option D, may be withdrawn by the payee only as set forth in the Written Request selecting the option.

A corporation or fiduciary payee may select only Option A, C or D. Such selection will be subject to the consent of the Company.

PAYMENT DATES

The first payment under any option, except Option C, will be due on the date the Policy matures by death or otherwise, unless another date is designated. Payments under Option C begin at the end of the first payment period. The last payment under any option will be made as stated in the description of that option. However, should a payee under Option B or E die prior to the due date of the second monthly payment, the amount applied less the first monthly payment will be paid in a lump sum or under any option other than Option E. A lump sum payment will be made to the surviving payee under Option E or the succeeding payee under Option B.

                                   APPENDIX C
                                 ILLUSTRATIONS
               SURRENDER VALUE, POLICY VALUES AND DEATH BENEFITS

The following tables illustrate the way in which the Sum Insured and the Policy Value could vary over an extended period of time.

ASSUMPTIONS

The tables illustrate a Policy issued on the lives of both Insureds, each Age 55, under a Standard Premium Class and qualifying for the non-smoker discount. The tables also illustrate the guaranteed cost of insurance rates and the current cost of insurance rates.

The tables illustrate the Policy Values that would result based upon the assumptions that no Policy loans have been made, that you have not requested an increase or decrease in the initial Face Amount, that no partial withdrawals have been made, and that no transfers above 12 have been made in any Policy year (so that no transaction or transfer charges have been incurred).

The tables assume that all premiums are allocated to and remain in the Separate Account for the entire period shown, and are based on hypothetical gross investment rates of return for the Underlying Fund (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross (after tax) annual rates of 0%, 6%, and 12%. The second column of the tables shows the amount which would accumulate if an amount equal to the premiums paid were invested each year to earn interest (after taxes) at 5% compounded annually.

The Policy Values and Death Proceeds would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below such averages for individual Policy years. The values would also be different depending on the allocation of a Policy's total Policy Value among the Sub-Accounts of the Separate Account, if the actual rates of return averaged 0%, 6% or 12%, but the rates of each Underlying Fund varied above and below such averages.

DEDUCTIONS FOR CHARGES

The amounts shown for the Death Proceeds and Policy Values take into account the deduction from premium for the tax expense charge, the Monthly Deduction from Policy Value. The amounts shown also take into account the daily charge against the Separate Account for mortality and expense risks and for the Separate Account administrative charge. In both the Current Cost of Insurance Charges illustrations and the Guaranteed Cost of Insurance Charges illustrations, the Separate Account charges currently are equivalent to an effective annual rate of 1.15% of the average daily value of the assets in the Separate Account in the first fifteen Policy Years, and 0.90% thereafter.

EXPENSES OF UNDERLYING FUNDS

The amounts shown in the tables also take into account the Underlying Fund advisory fees and operating expenses, which are assumed to be at an annual rate of 0.90% of the average daily net assets of the Underlying Funds. The actual fees and expenses of each Underlying Fund vary, and in 2000, ranged from an annual rate of 0.33% to an annual rate of 1.89% of average daily net assets. The fees and expenses associated with your Policy may be more or less than 0.90% in the aggregate, depending upon how you make allocations of Policy Value among the Sub-Accounts.

Through December 31, 2001, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund, 1.25% for

AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund and AIT Select Strategic Growth Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund and AIT Select Investment Grade Income Fund, and 0.60% for AIT Money Market Fund and AIT Equity Index Fund. The total operating expenses of the funds were less than their respective expense limitations throughout 2000. In addition, through December 31, 2001, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets. Through December 31, 2001, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.

The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

The investment adviser for the FT VIP Franklin Small Cap Fund is Franklin Advisers, Inc. The investment adviser has agreed in advance to reduce its fee to reflect reduced services resulting from the FT VIP Franklin Small Cap Fund's investment in FT VIP Franklin Templeton Money Fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission.

The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

NET ANNUAL RATES OF INVESTMENT

Taking into account the Separate Account mortality and expense risk charge of 0.90%, the Separate Account administrative charge of 0.25% (for the first 15 Policy years only), and the assumed 0.85% charge for Underlying Fund advisory fees and operating expenses, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -2.05%, 3.95% and 9.95%, respectively, during the first 15 Policy years and -1.80%, 4.20% and 10.20%, respectively, thereafter.

The hypothetical returns shown in the table do not reflect any charges for income taxes against the Separate Account since no charges are currently made. However, if in the future such charges are made, in order to produce illustrated death benefits and Policy Values, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges.

UPON REQUEST, THE COMPANY WILL PROVIDE A COMPARABLE ILLUSTRATION BASED UPON THE PROPOSED INSURED'S AGES AND UNDERWRITING CLASSIFICATIONS, AND THE REQUESTED FACE AMOUNT, SUM INSURED OPTION, AND RIDERS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              VARIABLE INHEIRITAGE

                                    INSURED 1: UNISEX NON-SMOKER ISSUE AGE 55

                                    INSURED 2: UNISEX NON-SMOKER ISSUE AGE 55

                                              SPECIFIED FACE AMOUNT = $1,000,000

                                                SUM INSURED OPTION 1

                 BASED ON CURRENT MONTHLY INSURANCE PROTECTION
                             CHARGES WITHOUT RIDERS

           PREMIUMS           HYPOTHETICAL 0%                 HYPOTHETICAL 6%                 HYPOTHETICAL 12%
           PAID PLUS      GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
          INTEREST AT  ------------------------------  ------------------------------  ------------------------------
CONTRACT    5% PER     SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH
  YEAR      YEAR(1)      VALUE    VALUE(2)   BENEFIT     VALUE    VALUE(2)   BENEFIT     VALUE    VALUE(2)   BENEFIT
--------  -----------  ---------  --------  ---------  ---------  --------  ---------  ---------  --------  ---------
   1         10,500           0     9,362   1,000,000         0     9,939   1,000,000         0    10,516   1,000,000
   2         21,525       5,777    18,438   1,000,000     7,512    20,173   1,000,000     9,317    21,978   1,000,000
   3         33,101       8,723    27,223   1,000,000    12,204    30,704   1,000,000    15,969    34,469   1,000,000
   4         45,256      17,953    35,713   1,000,000    23,773    41,533   1,000,000    30,325    48,085   1,000,000
   5         58,019      27,255    43,905   1,000,000    36,014    52,664   1,000,000    46,276    62,926   1,000,000
   6         71,420      36,257    51,797   1,000,000    48,561    64,101   1,000,000    63,571    79,111   1,000,000
   7         85,491      44,953    59,383   1,000,000    61,416    75,846   1,000,000    82,335    96,765   1,000,000
   8        100,266      53,336    66,656   1,000,000    74,579    87,899   1,000,000   102,705   116,025   1,000,000
   9        115,779      61,395    73,605   1,000,000    88,048   100,258   1,000,000   124,830   137,040   1,000,000
   10       132,068      69,119    80,219   1,000,000   101,819   112,919   1,000,000   148,877   159,977   1,000,000
   11       149,171      77,498    86,378   1,000,000   116,894   125,774   1,000,000   176,036   184,916   1,000,000
   12       167,130      85,375    92,035   1,000,000   132,120   138,780   1,000,000   205,362   212,022   1,000,000
   13       185,986      92,702    97,142   1,000,000   147,454   151,894   1,000,000   237,044   241,484   1,000,000
   14       205,786      99,429   101,649   1,000,000   162,851   165,071   1,000,000   271,299   273,519   1,000,000
   15       226,575     105,494   105,494   1,000,000   178,258   178,258   1,000,000   308,365   308,365   1,000,000
   16       248,404     108,908   108,908   1,000,000   191,872   191,872   1,000,000   347,100   347,100   1,000,000
   17       271,324     111,466   111,466   1,000,000   205,371   205,371   1,000,000   389,373   389,373   1,000,000
   18       295,390     113,119   113,119   1,000,000   218,715   218,715   1,000,000   435,604   435,604   1,000,000
   19       320,660     113,652   113,652   1,000,000   231,719   231,719   1,000,000   486,173   486,173   1,000,000
   20       347,193     112,875   112,875   1,000,000   244,218   244,218   1,000,000   541,578   541,578   1,000,000
 Age 60      58,019      27,255    43,905   1,000,000    36,014    52,664   1,000,000    46,276    62,926   1,000,000
 Age 65     132,068      69,119    80,219   1,000,000   101,819   112,919   1,000,000   148,877   159,977   1,000,000
 Age 70     226,575     105,494   105,494   1,000,000   178,258   178,258   1,000,000   308,365   308,365   1,000,000
 Age 75     347,193     112,875   112,875   1,000,000   244,218   244,218   1,000,000   541,578   541,578   1,000,000

(1) Assumes a $10,000 premium is paid at the beginning of each Policy year. Premiums + Interest column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              VARIABLE INHEIRITAGE

                                    INSURED 1: UNISEX NON-SMOKER ISSUE AGE 55

                                    INSURED 2: UNISEX NON-SMOKER ISSUE AGE 55

                                              SPECIFIED FACE AMOUNT = $1,000,000

                                                SUM INSURED OPTION 1

                BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION
                             CHARGES WITHOUT RIDERS

           PREMIUMS           HYPOTHETICAL 0%                 HYPOTHETICAL 6%                 HYPOTHETICAL 12%
           PAID PLUS      GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
          INTEREST AT  ------------------------------  ------------------------------  ------------------------------
CONTRACT    5% PER     SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH
  YEAR      YEAR(1)      VALUE    VALUE(2)   BENEFIT     VALUE    VALUE(2)   BENEFIT     VALUE    VALUE(2)   BENEFIT
--------  -----------  ---------  --------  ---------  ---------  --------  ---------  ---------  --------  ---------
   1         10,500           0     9,358   1,000,000         0     9,935   1,000,000         0    10,511   1,000,000
   2         21,525       5,753    18,414   1,000,000     7,487    20,148   1,000,000     9,291    21,952   1,000,000
   3         33,101       8,651    27,151   1,000,000    12,128    30,628   1,000,000    15,889    34,389   1,000,000
   4         45,256      17,789    35,549   1,000,000    23,598    41,358   1,000,000    30,137    47,897   1,000,000
   5         58,019      26,934    43,584   1,000,000    35,667    52,317   1,000,000    45,902    62,552   1,000,000
   6         71,420      35,684    51,224   1,000,000    47,937    63,477   1,000,000    62,892    78,432   1,000,000
   7         85,491      43,998    58,428   1,000,000    60,367    74,797   1,000,000    81,183    95,613   1,000,000
   8        100,266      51,823    65,143   1,000,000    72,903    86,223   1,000,000   100,850   114,170   1,000,000
   9        115,779      59,082    71,292   1,000,000    85,469    97,679   1,000,000   121,958   134,168   1,000,000
   10       132,068      65,685    76,785   1,000,000    97,970   109,070   1,000,000   144,569   155,669   1,000,000
   11       149,171      72,648    81,528   1,000,000   111,415   120,295   1,000,000   169,864   178,744   1,000,000
   12       167,130      78,749    85,409   1,000,000   124,575   131,235   1,000,000   196,807   203,467   1,000,000
   13       185,986      83,877    88,317   1,000,000   137,326   141,766   1,000,000   225,494   229,934   1,000,000
   14       205,786      87,907    90,127   1,000,000   149,532   151,752   1,000,000   256,037   258,257   1,000,000
   15       226,575      90,686    90,686   1,000,000   161,027   161,027   1,000,000   288,558   288,558   1,000,000
   16       248,404      90,021    90,021   1,000,000   169,780   169,780   1,000,000   321,688   321,688   1,000,000
   17       271,324      87,509    87,509   1,000,000   177,253   177,253   1,000,000   357,112   357,112   1,000,000
   18       295,390      82,945    82,945   1,000,000   183,215   183,215   1,000,000   395,097   395,097   1,000,000
   19       320,660      75,739    75,739   1,000,000   187,081   187,081   1,000,000   435,736   435,736   1,000,000
   20       347,193      65,294    65,294   1,000,000   188,246   188,246   1,000,000   479,252   479,252   1,000,000
 Age 60      58,019      26,934    43,584   1,000,000    35,667    52,317   1,000,000    45,902    62,552   1,000,000
 Age 65     132,068      65,685    76,785   1,000,000    97,970   109,070   1,000,000   144,569   155,669   1,000,000
 Age 70     226,575      90,686    90,686   1,000,000   161,027   161,027   1,000,000   288,558   288,558   1,000,000
 Age 75     347,193      65,294    65,294   1,000,000   188,246   188,246   1,000,000   479,252   479,252   1,000,000

(1) Assumes a $10,000 premium is paid at the beginning of each Policy year. Premiums + Interest column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              VARIABLE INHEIRITAGE

                                    INSURED 1: UNISEX NON-SMOKER ISSUE AGE 55

                                    INSURED 2: UNISEX NON-SMOKER ISSUE AGE 55

                                              SPECIFIED FACE AMOUNT = $1,000,000

                                                SUM INSURED OPTION 2

                 BASED ON CURRENT MONTHLY INSURANCE PROTECTION
                             CHARGES WITHOUT RIDERS

           PREMIUMS           HYPOTHETICAL 0%                 HYPOTHETICAL 6%                 HYPOTHETICAL 12%
           PAID PLUS      GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
          INTEREST AT  ------------------------------  ------------------------------  ------------------------------
CONTRACT    5% PER     SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH
  YEAR      YEAR(1)      VALUE    VALUE(2)   BENEFIT     VALUE    VALUE(2)   BENEFIT     VALUE    VALUE(2)   BENEFIT
--------  -----------  ---------  --------  ---------  ---------  --------  ---------  ---------  --------  ---------
   1         10,500           0     9,362   1,009,362         0     9,938   1,009,938         0    10,515   1,010,515
   2         21,525       5,774    18,435   1,018,435     7,509    20,170   1,020,170     9,313    21,974   1,021,974
   3         33,101       8,713    27,213   1,027,213    12,193    30,693   1,030,693    15,957    34,457   1,034,457
   4         45,256      17,930    35,690   1,035,690    23,746    41,506   1,041,506    30,292    48,052   1,048,052
   5         58,019      27,210    43,860   1,043,860    35,958    52,608   1,052,608    46,208    62,858   1,062,858
   6         71,420      36,178    51,718   1,051,718    48,461    64,001   1,064,001    63,445    78,985   1,078,985
   7         85,491      44,827    59,257   1,059,257    61,250    75,680   1,075,680    82,117    96,547   1,096,547
   8        100,266      53,146    66,466   1,066,466    74,319    87,639   1,087,639   102,350   115,670   1,115,670
   9        115,779      61,120    73,330   1,073,330    87,657    99,867   1,099,867   124,275   136,485   1,136,485
   10       132,068      68,735    79,835   1,079,835   101,252   112,352   1,112,352   148,039   159,139   1,159,139
   11       149,171      76,968    85,848   1,085,848   116,080   124,960   1,124,960   174,785   183,665   1,183,665
   12       167,130      84,650    91,310   1,091,310   130,964   137,624   1,137,624   203,516   210,176   1,210,176
   13       185,986      91,725    96,165   1,096,165   145,838   150,278   1,150,278   234,358   238,798   1,238,798
   14       205,786      98,133   100,353   1,100,353   160,624   162,844   1,162,844   267,443   269,663   1,269,663
   15       226,575     103,801   103,801   1,103,801   175,233   175,233   1,175,233   302,903   302,903   1,302,903
   16       248,404     106,725   106,725   1,106,725   187,812   187,812   1,187,812   339,447   339,447   1,339,447
   17       271,324     108,682   108,682   1,108,682   199,975   199,975   1,199,975   378,745   378,745   1,378,745
   18       295,390     109,617   109,617   1,109,617   211,629   211,629   1,211,629   421,001   421,001   1,421,001
   19       320,660     109,290   109,290   1,109,290   222,487   222,487   1,222,487   466,241   466,241   1,466,241
   20       347,193     107,495   107,495   1,107,495   232,280   232,280   1,232,280   514,526   514,526   1,514,526
 Age 60      58,019      27,210    43,860   1,043,860    35,958    52,608   1,052,608    46,208    62,858   1,062,858
 Age 65     132,068      68,735    79,835   1,079,835   101,252   112,352   1,112,352   148,039   159,139   1,159,139
 Age 70     226,575     103,801   103,801   1,103,801   175,233   175,233   1,175,233   302,903   302,903   1,302,903
 Age 75     347,193     107,495   107,495   1,107,495   232,280   232,280   1,232,280   514,526   514,526   1,514,526

(1) Assumes a $10,000 premium is paid at the beginning of each Policy year. Premiums + Interest column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              VARIABLE INHEIRITAGE

                                    INSURED 1: UNISEX NON-SMOKER ISSUE AGE 55

                                    INSURED 2: UNISEX NON-SMOKER ISSUE AGE 55

                                              SPECIFIED FACE AMOUNT = $1,000,000

                                                SUM INSURED OPTION 2

                BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION
                             CHARGES WITHOUT RIDERS

           PREMIUMS           HYPOTHETICAL 0%                 HYPOTHETICAL 6%                 HYPOTHETICAL 12%
           PAID PLUS      GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
          INTEREST AT  ------------------------------  ------------------------------  ------------------------------
CONTRACT    5% PER     SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH
  YEAR      YEAR(1)      VALUE    VALUE(2)   BENEFIT     VALUE    VALUE(2)   BENEFIT     VALUE    VALUE(2)   BENEFIT
--------  -----------  ---------  --------  ---------  ---------  --------  ---------  ---------  --------  ---------
   1         10,500           0     9,357   1,009,357         0     9,934   1,009,934         0    10,511   1,010,511
   2         21,525       5,750    18,411   1,018,411     7,484    20,144   1,020,144     9,287    21,948   1,021,948
   3         33,101       8,639    27,139   1,027,139    12,115    30,615   1,030,615    15,874    34,374   1,034,374
   4         45,256      17,761    35,521   1,035,521    23,564    41,324   1,041,324    30,098    47,858   1,047,858
   5         58,019      26,876    43,526   1,043,526    35,596    52,246   1,052,246    45,816    62,466   1,062,466
   6         71,420      35,579    51,119   1,051,119    47,804    63,344   1,063,344    62,724    78,264   1,078,264
   7         85,491      43,823    58,253   1,058,253    60,135    74,565   1,074,565    80,879    95,309   1,095,309
   8        100,266      51,544    64,864   1,064,864    72,521    85,841   1,085,841   100,330   113,650   1,113,650
   9        115,779      58,657    70,867   1,070,867    84,865    97,075   1,097,075   121,103   133,313   1,133,313
   10       132,068      65,059    76,159   1,076,159    97,045   108,145   1,108,145   143,206   154,306   1,154,306
   11       149,171      71,751    80,631   1,080,631   110,038   118,918   1,118,918   167,750   176,630   1,176,630
   12       167,130      77,496    84,156   1,084,156   122,573   129,233   1,129,233   193,604   200,264   1,200,264
   13       185,986      82,169    86,609   1,086,609   134,483   138,923   1,138,923   220,745   225,185   1,225,185
   14       205,786      85,631    87,851   1,087,851   145,576   147,796   1,147,796   249,130   251,350   1,251,350
   15       226,575      87,717    87,717   1,087,717   155,626   155,626   1,155,626   278,681   278,681   1,278,681
   16       248,404      86,212    86,212   1,086,212   162,508   162,508   1,162,508   307,729   307,729   1,307,729
   17       271,324      82,696    82,696   1,082,696   167,575   167,575   1,167,575   337,570   337,570   1,337,570
   18       295,390      76,981    76,981   1,076,981   170,518   170,518   1,170,518   368,048   368,048   1,368,048
   19       320,660      68,478    68,478   1,068,478   170,600   170,600   1,170,600   398,555   398,555   1,398,555
   20       347,193      56,638    56,638   1,056,638   167,080   167,080   1,167,080   428,457   428,457   1,428,457
 Age 60      58,019      26,876    43,526   1,043,526    35,596    52,246   1,052,246    45,816    62,466   1,062,466
 Age 65     132,068      65,059    76,159   1,076,159    97,045   108,145   1,108,145   143,206   154,306   1,154,306
 Age 70     226,575      87,717    87,717   1,087,717   155,626   155,626   1,155,626   278,681   278,681   1,278,681
 Age 75     347,193      56,638    56,638   1,056,638   167,080   167,080   1,167,080   428,457   428,457   1,428,457

(1) Assumes a $10,000 premium is paid at the beginning of each Policy year. Premiums + Interest column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX D
                    CALCULATION OF MAXIMUM SURRENDER CHARGES

A separate surrender charge is calculated upon issuance of the Policy and upon each increase in the Face Amount. The maximum surrender charge is equal to the sum of (a) plus (b), where (a) is a deferred administrative charge equal to $8.50 per $1,000 of initial Face Amount (or Face Amount increase), and (b) is a deferred sales charge of 48% of premiums received up to a maximum number of Guideline Annual Premiums (GAPs), based on the joint life expectancy of both Insureds, subject to the deferred sales charge that varies as shown below by average issue Age or average Age at time of increase, as applicable:

APPLICABLE AGE   MAXIMUM GAPS
--------------  ---------------
     5-75            1.95
      76             1.92
      77             1.81
      78             1.69
      79             1.60
      80             1.50
      81             1.40
      82             1.31

A further limitation is imposed based on the Standard Nonforfeiture Law of each state. The maximum surrender charges upon issuance of the Policy and upon each increase in the Face Amount are shown in the table below. During the first two Policy years following issue or an increase in the Face Amount, the actual surrender charge may be less than the maximum. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of the 180 Policy months (15 Policy years).

The factors used in calculating the maximum surrender charges vary with the issue Age of the younger Insured as indicated in the table that follows.

            INITIAL MAXIMUM SURRENDER CHARGE PER $1,000 FACE AMOUNT

Younger   Initial    Younger   Initial    Younger   Initial
 Issue   Surrender    Issue   Surrender    Issue   Surrender
  Age     Charge       Age     Charge       Age     Charge
  ---    ---------   -------  ---------   -------  ---------
   5       5.00        31        9.40       57       21.00
   6       5.00        32        9.80       58       22.00
   7       5.00        33       10.20       59       23.00
   8       5.00        34       10.60       60       24.00
   9       5.00        35       11.00       61       25.00
  10       5.00        36       11.40       62       26.00
  11       5.00        37       11.80       63       27.00
  12       5.00        38       12.20       64       28.00
  13       5.00        39       12.60       65       29.00
  14       5.00        40       13.00       66       30.00
  15       5.00        41       13.40       67       31.00
  16       5.00        42       13.80       68       32.00
  17       5.00        43       14.20       69       33.00
  18       5.00        44       14.60       70       34.00
  19       5.00        45       15.00       71       35.00

Younger   Initial    Younger   Initial    Younger   Initial
 Issue   Surrender    Issue   Surrender    Issue   Surrender
  Age     Charge       Age     Charge       Age     Charge
  ---    ---------   -------  ---------   -------  ---------
  20       5.00        46       15.40       72       35.00
  21       5.40        47       15.80       73       35.00
  22       5.80        48       16.20       74       35.00
  23       6.20        49       16.60       75       35.00
  24       6.60        50       17.00       76       35.00
  25       7.00        51       17.40       77       35.00
  26       7.40        52       17.80       78       35.00
  27       7.80        53       18.20       79       35.00
  28       8.20        54       18.60       80       35.00
  29       8.60        55       19.00
  30       9.00        56       20.00

                                    EXAMPLES

For the purposes of these examples, assume that two non-smokers, each Age 55, are covered as the Insureds under a $1,000,000 Policy. In this example the Guideline Annual Premium ("GAP") equals $16,861.10. The maximum surrender charge for the Policy is calculated as follows:

    (a) Deferred Administrative Charge                                 $8,500.00
       ($8.50/$1,000 of Face Amount)

    (b) Deferred Sales Charge (48% X 1.95 GAPs)                       $15,781.99

                                                                     -----------

           TOTAL                                                      $24,281.99

    Maximum Surrender Charge per Table (19.00 X 1,000)                $19,000.00

During the first two Policy years after the Date of Issue, the actual surrender charge is the smaller of the maximum surrender charge and the following sum:

    (a) Deferred Administrative Charge                                 $8,500.00
       ($8.50/$1,000 of Face Amount)

    (b) Deferred Sales Charge (not to exceed 25% of Premiums received,    Varies
       up to one GAP, but less than the maximum number of GAPs subject to the deferred sales charge)

                                                            --------------------

                                                              Sum of (a) and (b)

The maximum surrender charge is $19,000. All premiums are associated with the initial Face Amount unless the Face Amount is increased.

Example 1:

Assume the Policyowner surrenders the Policy in the 10th Policy month, having paid total premiums of $7,500. The actual surrender charge would be $10,375.

Example 2:

Assume the Policyowner surrenders the Policy in the 120th month. After the 40th Policy month, the maximum surrender charge decreases by 0.5% per month during this period ($95 per month in this example). In this example, the maximum surrender charge would be $11,400.

                                   APPENDIX E
                            PERFORMANCE INFORMATION

The Policies were first offered to the public in 1994. The Company, however, may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Sub-Accounts have been in existence (Tables I(A)) and I(B)), and based on the periods that the Underlying Funds have been in existence (Tables II(A) and II(B)). The results for any period prior to the Policies being offered will be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Sub-Accounts, the Underlying Funds, and (in Tables I(A) and II(A)) under a "representative" Policy that is surrendered at the end of the applicable period. For more information on charges under the Policy, see CHARGES AND DEDUCTIONS.

Performance information may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index, or other unmanaged indices so that investors may compare results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (2) other groups of variable life separate accounts or other investment products tracked by Lipper Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses.

At times, the Company also may advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Services ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinions of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues, and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

The Company may provide information on various topics of interest to Policyowners and prospective Policyowners in sales literature, periodic publications or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar-cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments.

In each Table below, "One-Year Total Return" refers to the total of the income generated by a Sub-Account, based on certain charges and assumptions as described in the respective Tables, for the one-year period ended December 31, 2000. "Average Annual Total Return" is based on the same charges and assumptions, but reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

                                   TABLE I(A)
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
            NET OF ALL CHARGES AND ASSUMING SURRENDER OF THE POLICY

The following performance information is based on the periods that the Sub-Accounts have been in existence. The data is net of expenses of the Underlying Funds, all Sub-Account charges, and all Policy charges (including surrender charges) for a representative Policy. It is assumed that the Insureds are male, Age 45, standard (nonsmoker) Premium Class, and female, Age 43, standard (nonsmoker) Premium Class, that the Face Amount of the Policy is $500,000, that an annual premium payment of $5,500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year, that ALL premiums were allocated to EACH Sub-Account individually, and that there was a full surrender of the Policy at the end of the applicable period.

                                                                                                          10
                                                                                                         YEARS
                                                    SUB-ACCOUNT      FOR YEAR                         OR LIFE OF
                                                     INCEPTION        ENDED               5           SUB-ACCOUNT
                                                       DATE          12/31/00           YEARS          (IF LESS)
                                                       --------  ----------------  ---------------  ---------------
AIT Core Equity Fund                                 09/17/95            -100.00%            7.09%            7.99%
AIT Equity Index Fund                                10/19/95            -100.00%            9.24%           10.03%
AIT Government Bond Fund                             10/19/95            -100.00%           -9.16%           -8.07%
AIT Money Market Fund                                11/20/95             -95.57%           -5.19%           -4.82%
AIT Select Aggressive Growth Fund                    08/28/95            -100.00%            0.40%            1.57%
AIT Select Capital Appreciation Fund                 04/30/95             -95.19%            4.39%           11.88%
AIT Select Emerging Markets Fund                     02/20/98            -100.00%       N/A                 -41.88%
AIT Select Growth and Income Fund                    09/10/95            -100.00%            3.41%            4.57%
AIT Select Growth Fund                               08/28/95            -100.00%           10.25%            9.71%
AIT Select International Equity Fund                 05/03/94            -100.00%            2.76%            5.70%
AIT Select Investment Grade Income Fund              12/15/96             -91.86%       N/A                  -9.37%
AIT Select Strategic Growth Fund                     02/20/98            -100.00%       N/A                 -48.75%
AIT Select Strategic Income Fund                       N/A             N/A              N/A              N/A
AIT Select Value Opportunity Fund                    09/17/95             -72.79%            6.98%            6.96%
Alliance Variable Premier Growth Portfolio
(Class B)                                              N/A             N/A              N/A              N/A
DGPF International Equity Series                     10/19/95            -100.00%            0.66%            1.62%
Fidelity VIP Equity-Income Portfolio                 08/28/95             -93.66%            4.22%            6.47%
Fidelity VIP Growth Portfolio                        08/28/95            -100.00%           10.85%           10.08%
Fidelity VIP High Income Portfolio                   12/04/95            -100.00%          -10.26%           -9.80%
Fidelity VIP Overseas Portfolio                      09/10/95            -100.00%            0.64%            1.38%
Fidelity VIP II Asset Manager Portfolio              05/11/94            -100.00%            1.49%            4.96%
FT VIP Franklin Templeton Large Cap Growth
Securities Fund (Class 2)                              N/A             N/A              N/A              N/A
FT VIP Franklin Templeton Small Cap Fund
(Class 2)                                              N/A             N/A              N/A              N/A
INVESCO VIF Health Sciences Fund                       N/A             N/A              N/A              N/A
Janus Aspen Growth Portfolio (Service Shares)          N/A             N/A              N/A              N/A
T. Rowe Price International Stock Portfolio          08/28/95            -100.00%           -1.72%           -0.54%

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                   TABLE I(B)
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
             EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES

The following performance information is based on the periods that the Sub-Accounts have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $5,500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year, and that ALL premiums were allocated to EACH Sub-Account individually.

                                                                                                10
                                                                                               YEARS
                                                    SUB-ACCOUNT     FOR YEAR                OR LIFE OF
                                                     INCEPTION        ENDED         5       SUB-ACCOUNT
                                                       DATE         12/31/00      YEARS      (IF LESS)
                                                       --------  ---------------  ------  ---------------
AIT Core Equity Fund                                 09/17/95            -10.55%  14.67%           14.79%
AIT Equity Index Fund                                10/19/95            -10.07%  16.54%           16.77%
AIT Government Bond Fund                             10/19/95             -1.15%   1.19%            1.53%
AIT Money Market Fund                                11/20/95              5.18%   4.37%            4.38%
AIT Select Aggressive Growth Fund                    08/28/95            -25.41%   8.98%            9.13%
AIT Select Capital Appreciation Fund                 04/30/95              5.58%  12.35%           17.35%
AIT Select Emerging Markets Fund                     02/20/98            -37.95%   N/A             -7.87%
AIT Select Growth and Income Fund                    09/10/95            -11.83%  11.52%           11.78%
AIT Select Growth Fund                               08/28/95            -18.74%  17.42%           16.17%
AIT Select International Equity Fund                 05/03/94            -10.02%  10.97%           10.17%
AIT Select Investment Grade Income Fund              12/15/96              9.05%   N/A              5.32%
AIT Select Strategic Growth Fund                     02/20/98            -37.75%   N/A            -12.17%
AIT Select Strategic Income Fund                       N/A            N/A          N/A         N/A
AIT Select Value Opportunity Fund                    09/17/95             28.90%  14.58%           13.89%
Alliance Variable Premier Growth Portfolio
(Class B)                                              N/A            N/A          N/A         N/A
DGPF International Equity Series                     10/19/95             -0.63%   9.20%            9.52%
Fidelity VIP Equity-Income Portfolio                 08/28/95              7.17%  12.21%           13.34%
Fidelity VIP Growth Portfolio                        08/28/95            -12.00%  17.94%           16.50%
Fidelity VIP High Income Portfolio                   12/04/95            -23.37%   0.32%            0.48%
Fidelity VIP Overseas Portfolio                      09/10/95            -20.04%   9.18%            9.06%
Fidelity VIP II Asset Manager Portfolio              05/11/94             -5.03%   9.90%            9.55%
FT VIP Franklin Templeton Large Cap Growth
Securities
Fund (Class 2)                                         N/A            N/A          N/A         N/A
FT VIP Franklin Templeton Small Cap Fund
(Class 2)                                              N/A            N/A          N/A         N/A
INVESCO VIF Health Sciences Fund                       N/A            N/A          N/A         N/A
Janus Aspen Growth Portfolio (Service Shares)          N/A            N/A          N/A         N/A
T. Rowe Price International Stock Portfolio          08/28/95            -18.78%   7.22%            7.35%

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS, AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                  TABLE II(A)
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                   SINCE INCEPTION OF UNDERLYING PORTFOLIO(1)
            NET OF ALL CHARGES AND ASSUMING SURRENDER OF THE POLICY

The following performance information is based on the periods that the Underlying Funds have been in existence. The data is net of expenses of the Underlying Funds, all Sub-Account charges, and all Policy charges (including surrender charges) for a representative Policy. It is assumed that the Insureds are male, Age 45, standard (nonsmoker) Premium Class, and female, Age 43, standard (nonsmoker) Premium Class, that the Face Amount of the Policy is $500,000, that an annual premium payment of $5,500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year, that ALL premiums were allocated to EACH Sub-Account individually, and that there was a full surrender of the Policy at the end of the applicable period.

                                                    UNDERLYING                                        10 YEARS
                                                    PORTFOLIO       FOR YEAR                           OR LIFE
                                                    INCEPTION        ENDED               5             OF FUND
                                                       DATE         12/31/00           YEARS          (IF LESS)
                                                       -------  ----------------  ---------------  ---------------
AIT Core Equity Fund                                 04/29/85           -100.00%            7.09%           13.29%
AIT Equity Index Fund                                09/28/90           -100.00%            9.24%           14.00%
AIT Government Bond Fund                             08/26/91           -100.00%           -9.16%            0.98%
AIT Money Market Fund                                04/29/85            -95.57%           -5.19%            1.59%
AIT Select Aggressive Growth Fund                    08/21/92           -100.00%            0.40%           10.32%
AIT Select Capital Appreciation Fund                 04/28/95            -95.19%            4.39%           11.88%
AIT Select Emerging Markets Fund                     02/20/98           -100.00%       N/A                 -41.88%
AIT Select Growth and Income Fund                    08/21/92           -100.00%            3.41%            8.44%
AIT Select Growth Fund                               08/21/92           -100.00%           10.25%           11.44%
AIT Select International Equity Fund                 05/02/94           -100.00%            2.76%            5.70%
AIT Select Investment Grade Income Fund              04/29/85            -91.86%           -4.70%            4.65%
AIT Select Strategic Growth Fund                     02/20/98           -100.00%       N/A                 -48.75%
AIT Select Strategic Income Fund                     07/03/00         N/A              N/A                 -97.68%
AIT Select Value Opportunity Fund                    04/30/93            -72.79%            6.98%            9.53%
Alliance Variable Premier Growth Portfolio
(Class B)                                            06/26/92           -100.00%           13.66%           16.91%
DGPF International Equity Series                     10/29/92           -100.00%            0.66%            6.50%
Fidelity VIP Equity-Income Portfolio                 10/09/86            -93.66%            4.22%           14.60%
Fidelity VIP Growth Portfolio                        10/09/86           -100.00%           10.85%           17.25%
Fidelity VIP High Income Portfolio                   09/19/85           -100.00%          -10.26%            6.69%
Fidelity VIP Overseas Portfolio                      01/28/87           -100.00%            0.64%            6.09%
Fidelity VIP II Asset Manager Portfolio              09/06/89           -100.00%            1.49%            8.92%
FT VIP Franklin Templeton Large Cap Growth
Securities
Fund (Class 2)                                       05/01/96            -96.47%       N/A                   8.68%
FT VIP Franklin Templeton Small Cap Fund
(Class 2)                                            11/01/95           -100.00%           11.88%           12.08%
INVESCO VIF Health Sciences Fund                     05/22/97            -72.66%       N/A                   7.33%
Janus Aspen Growth Portfolio (Service Shares)        09/13/93           -100.00%           10.56%           13.27%
T. Rowe Price International Stock Portfolio          03/31/94           -100.00%           -1.72%            2.19%

(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Policy.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                  TABLE II(B)
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                   SINCE INCEPTION OF UNDERLYING PORTFOLIO(1)
             EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES

The following performance information is based on the periods that the Underlying Funds have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $5.500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.

                                                    UNDERLYING                              10 YEARS
                                                    PORTFOLIO      FOR YEAR                  OR LIFE
                                                    INCEPTION        ENDED         5         OF FUND
                                                       DATE        12/31/00      YEARS      (IF LESS)
                                                       -------  ---------------  ------  ---------------
AIT Core Equity Fund                                 04/29/85           -10.55%  14.67%           14.86%
AIT Equity Index Fund                                09/28/90           -10.07%  16.54%           15.54%
AIT Government Bond Fund                             08/26/91            -1.15%   1.19%            3.62%
AIT Money Market Fund                                04/29/85             5.18%   4.37%            3.86%
AIT Select Aggressive Growth Fund                    08/21/92           -25.41%   8.98%           12.80%
AIT Select Capital Appreciation Fund                 04/28/95             5.58%  12.35%           17.35%
AIT Select Emerging Markets Fund                     02/20/98           -37.95%   N/A             -7.87%
AIT Select Growth and Income Fund                    08/21/92           -11.83%  11.52%           11.05%
AIT Select Growth Fund                               08/21/92           -18.74%  17.42%           13.84%
AIT Select International Equity Fund                 05/02/94           -10.02%  10.97%           10.17%
AIT Select Investment Grade Income Fund              04/29/85             9.05%   4.77%            6.69%
AIT Select Strategic Growth Fund                     02/20/98           -37.75%   N/A            -12.17%
AIT Select Strategic Income Fund                     07/03/00        N/A          N/A              4.51%
AIT Select Value Opportunity Fund                    04/30/93            28.90%  14.58%           12.56%
Alliance Variable Premier Growth Portfolio
(Class B)                                            06/26/92           -17.54%  20.42%           18.93%
DGPF International Equity Series                     10/29/92            -0.63%   9.20%            9.37%
Fidelity VIP Equity-Income Portfolio                 10/09/86             7.17%  12.21%           16.11%
Fidelity VIP Growth Portfolio                        10/09/86           -12.00%  17.94%           18.67%
Fidelity VIP High Income Portfolio                   09/19/85           -23.37%   0.32%            8.60%
Fidelity VIP Overseas Portfolio                      01/28/87           -20.04%   9.18%            8.03%
Fidelity VIP II Asset Manager Portfolio              09/06/89            -5.03%   9.90%           10.70%
FT VIP Franklin Templeton Large Cap Growth
Securities
Fund (Class 2)                                       05/01/96             4.24%   N/A             17.44%
FT VIP Franklin Templeton Small Cap Fund
(Class 2)                                            11/01/95           -15.74%  18.85%           18.66%
INVESCO VIF Health Sciences Fund                     05/22/97            29.04%   N/A             22.31%
Janus Aspen Growth Portfolio (Service Shares)        09/13/93           -15.73%  17.69%           16.34%
T. Rowe Price International Stock Portfolio          03/31/94           -18.78%   7.22%            6.93%

(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Policy.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

FIRST ALLMERICA
FINANCIAL LIFE
INSURANCE COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2000

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of First Allmerica Financial Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of First Allmerica Financial Life Insurance Company and its subsidiaries (the "Company") at December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended
December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 1, 2001

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2000     1999      1998
 -------------                                    ------  --------  --------
 REVENUES
     Premiums...................................  $  2.2  $  954.5  $1,969.5
     Universal life and investment product
       policy fees..............................   421.1     359.3     296.6
     Net investment income......................   367.8     503.1     593.9
     Net realized investment (losses) gains.....   (62.4)    100.3      60.9
     Other income...............................   104.7     107.3     100.0
                                                  ------  --------  --------
         Total revenues.........................   833.4   2,024.5   3,020.9
                                                  ------  --------  --------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
       adjustment expenses......................   326.4   1,056.3   1,803.0
     Policy acquisition expenses................    81.8     240.9     449.6
     Sales practice litigation..................    --       --         31.0
     Restructuring costs........................    11.0     --          9.0
     Other operating expenses...................   271.5     346.3     419.7
                                                  ------  --------  --------
         Total benefits, losses and expenses....   690.7   1,643.5   2,712.3
                                                  ------  --------  --------
 Income from continuing operations before
  federal income taxes..........................   142.7     381.0     308.6
                                                  ------  --------  --------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................   (33.8)     88.7      74.6
     Deferred...................................    50.1       4.3     (15.4)
                                                  ------  --------  --------
         Total federal income tax expense.......    16.3      93.0      59.2
                                                  ------  --------  --------
 Income from continuing operations before
  minority interest.............................   126.4     288.0     249.4
     Minority interest..........................    --       (39.9)    (55.0)
                                                  ------  --------  --------
 Income from continuing operations..............   126.4     248.1     194.4
 Losses from operations of discontinued business
  (less applicable income taxes (benefit) of
  $(10.1) and $(7.0) for the years ended
  December 31, 1999 and 1998 respectively)          --       (17.2)    (13.5)

 Loss on disposal of group life and health
  business, including provision of $72.2 for
  operating losses during phase-out period for
  the year ended December 31, 1999 (less
  applicable income tax benefit of $16.4)           --       (30.5)    --
                                                  ------  --------  --------
 Net income.....................................  $126.4  $  200.4  $  180.9
                                                  ======  ========  ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2000       1999
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $4,366.3 and $3,721.6)............................  $ 4,338.2  $ 3,660.7
     Equity securities at fair value (cost of $44.1 and
       $27.9)............................................       57.1       51.4
     Mortgage loans......................................      472.7      521.2
     Policy loans........................................      189.6      170.5
     Real estate and other long-term investments.........      190.5      177.0
                                                           ---------  ---------
         Total investments...............................    5,248.1    4,580.8
                                                           ---------  ---------
   Cash and cash equivalents.............................      123.0      279.3
   Accrued investment income.............................       81.1       73.3
   Deferred policy acquisition costs.....................    1,413.3    1,219.5
   Reinsurance receivable on unpaid losses, benefits and
     unearned premiums...................................      466.6      480.3
   Deferred federal income taxes.........................     --           18.1
   Premiums, accounts and notes receivable...............       26.9       81.0
   Other assets..........................................      251.8      199.6
   Closed Block assets...................................      768.0      772.3
   Separate account assets...............................   17,437.4   17,629.6
                                                           ---------  ---------
         Total assets....................................  $25,816.2  $25,333.8
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,907.2  $ 2,825.0
     Outstanding claims, losses and loss adjustment
       expenses..........................................      151.6      218.8
     Unearned premiums...................................        5.5        6.6
     Contractholder deposit funds and other policy
       liabilities.......................................    2,061.2    2,025.5
                                                           ---------  ---------
         Total policy liabilities and accruals...........    5,125.5    5,075.9
                                                           ---------  ---------
   Expenses and taxes payable............................      423.5      512.0
   Reinsurance premiums payable..........................       11.5       17.9
   Deferred federal income taxes.........................       28.1     --
   Trust instruments supported by funding obligations....      621.5       50.6
   Closed Block liabilities..............................      829.7      842.1
   Separate account liabilities..........................   17,437.4   17,628.9
                                                           ---------  ---------
         Total liabilities...............................   24,477.2   24,127.4
                                                           ---------  ---------
   Commitments and contingencies (Notes 16 and 21)
 SHAREHOLDER'S EQUITY
   Common stock, $10 par value, 1 million shares
     authorized, 500,001 shares issued and outstanding...        5.0        5.0
   Additional paid-in capital............................      569.0      569.0
   Accumulated other comprehensive (loss) income.........       (8.7)     (14.9)
   Retained earnings.....................................      773.7      647.3
                                                           ---------  ---------
         Total shareholder's equity......................    1,339.0    1,206.4
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $25,816.2  $25,333.8
                                                           =========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      2000      1999       1998
 -------------                                    --------  ---------  --------
 COMMON STOCK...................................  $    5.0  $     5.0  $    5.0
                                                  --------  ---------  --------
 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     569.0      444.0     453.7
     Capital contribution from parent...........     --         125.0     --
     Loss on change of interest-Allmerica P&C...     --        --          (9.7)
                                                  --------  ---------  --------
     Balance at end of period...................     569.0      569.0     444.0
                                                  --------  ---------  --------

 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized (depreciation) appreciation
       on investments:
     Balance at beginning of period.............     (14.9)     169.2     209.3
     Appreciation (depreciation) during the
       period:
       Net appreciation (depreciation) on
         available-for-sale securities..........       9.6     (298.2)    (82.4)
       (Provision) benefit for deferred federal
         income taxes...........................      (3.4)     105.0      28.9
       Minority interest........................     --          31.8      13.4
     Distribution of subsidiaries (Note 3)......     --         (22.7)    --
                                                  --------  ---------  --------
                                                       6.2     (184.1)    (40.1)
                                                  --------  ---------  --------
     Balance at end of period...................      (8.7)     (14.9)    169.2
                                                  --------  ---------  --------
 RETAINED EARNINGS
     Balance at beginning of period.............     647.3    1,698.3   1,567.4
     Net income.................................     126.4      200.4     180.9
     Dividend to shareholder....................     --        --         (50.0)
     Distribution of subsidiaries (Note 3)......     --      (1,251.4)    --
                                                  --------  ---------  --------
     Balance at end of period...................     773.7      647.3   1,698.3
                                                  --------  ---------  --------
         Total shareholder's equity.............  $1,339.0  $ 1,206.4  $2,316.5
                                                  ========  =========  ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2000    1999     1998
 -------------                                 ------  -------  ------
 Net income..................................  $126.4  $ 200.4  $180.9
                                               ------  -------  ------
 Other comprehensive income (loss):
     Net appreciation (depreciation) on
       available-for-sale securities.........     9.6   (298.2)  (82.4)
     (Provision) benefit for deferred federal
       income taxes..........................    (3.4)   105.0    28.9
     Minority interest.......................    --       31.8    13.4
     Distribution of subsidiaries (Note 3)...    --      (22.7)   --
                                               ------  -------  ------
       Other comprehensive income (loss).....     6.2   (184.1)  (40.1)
                                               ------  -------  ------
 Comprehensive income........................  $132.6  $  16.3  $140.8
                                               ======  =======  ======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                   2000       1999       1998
 -------------                                 ---------  ---------  ---------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $   126.4  $   200.4  $   180.9
     Adjustments to reconcile net income to
       net cash provided by operating
       activities:
         Minority interest...................     --           39.9       55.0
         Net realized losses (gains).........       67.8     (100.9)     (62.7)
         Net amortization and depreciation...       18.2       31.5       20.7
         Deferred federal income taxes.......       50.1       20.7      (15.4)
         Sales practice litigation expense...     --         --           31.0
         Loss from exiting reinsurance
           pools.............................     --         --           25.3
         Payment related to exiting
           reinsurance pools.................     --         --          (30.3)
         Loss from disposal of group life and
           health business...................     --           30.5     --
         Change in deferred acquisition
           costs.............................     (213.0)    (181.6)    (185.8)
         Change in premiums and notes
           receivable, net of reinsurance
           payable...........................       47.7      (41.8)      56.7
         Change in accrued investment
           income............................       (7.8)       8.3        0.8
         Change in policy liabilities and
           accruals, net.....................      (20.9)     (15.6)     168.1
         Change in reinsurance receivable....       13.7      (46.3)    (115.4)
         Change in expenses and taxes
           payable...........................      (96.3)      79.4       (3.3)
         Separate account activity, net......        0.7        5.5      (48.5)
         Other, net..........................        5.0       18.5      (63.8)
                                               ---------  ---------  ---------
             Net cash (used in) provided by
               operating activities..........       (8.4)      48.5       13.3
                                               ---------  ---------  ---------
 CASH FLOWS FROM INVESTING ACTIVITIES
         Proceeds from disposals and
           maturities of available-for-sale
           fixed maturities..................    1,694.9    2,801.0    1,715.2
         Proceeds from disposals of equity
           securities........................        4.1      422.9      285.3
         Proceeds from disposals of other
           investments.......................       28.9       30.3      120.8
         Proceeds from mortgages matured or
           collected.........................      119.2      131.2      171.2
         Purchase of available-for-sale fixed
           maturities........................   (2,417.9)  (2,227.3)  (2,374.5)
         Purchase of equity securities.......      (16.2)     (78.9)    (119.9)
         Purchase of other investments.......     (128.0)    (140.6)    (274.4)
         Capital expenditures................      (13.2)     (29.2)     (22.3)
         Purchase of minority interest in
           Citizens Corporation..............     --         --         (195.9)
         Purchase of company owned life
           insurance.........................      (64.9)    --         --
         Distribution of subsidiaries........     --         (202.2)    --
         Other investing activities, net.....     --         --           26.7
                                               ---------  ---------  ---------
             Net cash provided by (used in)
               investing activities..........     (793.1)     707.2     (667.8)
                                               ---------  ---------  ---------

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

               CONSOLIDATED STATEMENTS OF CASH FLOWS (CONTINUED)

 CASH FLOWS FROM FINANCING ACTIVITIES
         Deposits and interest credited to
           contractholder deposit funds......      990.3    1,514.6    1,419.2
         Withdrawals from contractholder
           deposit funds.....................     (936.7)  (2,037.5)    (625.0)
         Change in trust instruments
           supported by funding
           obligations.......................      570.9       50.6     --
         Change in short-term debt...........     --         (180.9)     188.3
         Change in long-term debt............     --         --           (2.6)
         Dividend paid to shareholder........     --         --          (50.0)
         Contribution from parent............     --           36.0     --
         Subsidiary treasury stock purchased,
           at cost...........................     --         (350.0)      (1.0)
                                               ---------  ---------  ---------
             Net cash provided by (used in)
               financing activities..........      624.5     (967.2)     928.9
                                               ---------  ---------  ---------
 Net change in cash and cash equivalents.....     (177.0)    (211.5)     274.4
 Net change in cash held in the Closed
  Block......................................       20.7      (13.2)      15.7
 Cash and cash equivalents, beginning of
  period.....................................      279.3      504.0      213.9
                                               ---------  ---------  ---------
 Cash and cash equivalents, end of period....  $   123.0  $   279.3  $   504.0
                                               =========  =========  =========
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $     1.9  $     3.1  $     7.3
     Income taxes (refunded) paid............  $   (12.3) $    24.0  $   135.3

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

First Allmerica Financial Life Insurance Company ("FAFLIC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC").

Prior to July 1, 1999, the consolidated financial statements of FAFLIC included the accounts of its wholly-owned life insurance subsidiary Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), its non-insurance subsidiaries (principally brokerage and investment advisory services), Allmerica Property and Casualty Companies, Inc. ("Allmerica P&C") (an 84.5%-owned non-insurance holding company), and various other non-insurance subsidiaries.

Effective July 1, 1999, AFC made certain changes to its corporate structure (Note 3). These changes included the transfer of the Company's ownership of Allmerica P&C and its subsidiaries, as well as several other non-insurance subsidiaries from the Company to AFC. In exchange, AFC contributed capital to the Company and agreed to maintain the Company's statutory surplus at specified levels during the following 6 years. Comparability between current and prior period financial statements and footnotes has been significantly impacted by the Company's divestiture of these subsidiaries during 1999, as disclosed in
Note 3.

The Closed Block (Note 1B) assets and liabilities at December 31, 2000 and 1999 are presented in the consolidated balance sheets as single line items. The contribution from the Closed Block is included in the consolidated statements of income in other income. Unless specifically stated, all disclosures contained herein supporting the consolidated financial statements exclude the Closed Block related amounts.

All significant intercompany accounts and transactions have been eliminated.

On or about December 3, 1998, the Company acquired all of the outstanding common stock of Citizens Corporation (formerly an 82.5% owned non-insurance subsidiary of The Hanover Insurance Company ("Hanover"), a wholly-owned subsidiary of Allmerica P&C) that it did not already own in exchange for cash of $195.9 million (Note 4). The acquisition has been recognized as a purchase. The minority interest acquired totaled $158.5 million. A total of $40.8 million representing the excess of the purchase price over the fair values of the net assets acquired, net of deferred taxes, has been allocated to goodwill and is being amortized over a 40-year period.

Prior to the July 1, 1999 changes in AFC's corporate structure, minority interest relates to the Company's investment in Allmerica P&C and its only significant subsidiary, Hanover. Hanover's wholly-owned subsidiary is Citizens Corporation, the holding company for Citizens. Minority interest also includes an amount related to the minority interest in Citizens Corporation.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  CLOSED BLOCK

The Company established and began operating a closed block ("the Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies,

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force as of FAFLIC's demutualization on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. Unless the Commonwealth of Massachusetts Insurance Commissioner ("the Insurance Commissioner") consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

Although the assets and income allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future post-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at the inception of the Closed Block, the expected income would be recognized in income for that period. Further, cumulative actual Closed Block income in excess of the expected income would not inure to the shareholders and would be recorded as an additional liability for policyholder dividend obligations. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined at inception.

If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income from the Closed Block, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividend scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

C.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported as a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2000, there were no real estate properties in the Company's investment portfolio. Real estate held at December 31, 1999 was carried at the estimated fair value less costs of disposal. Depreciation was not recorded on this asset while it was held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

D.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, swap contracts and interest rate futures contracts. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

Derivative financial instruments are accounted for under three different methods: fair value accounting, deferral accounting and accrual accounting. Interest rate swap contracts used to hedge interest rate risk are accounted for using a combination of the fair value method and accrual method, with changes in fair value reported in unrealized gains and losses in equity consistent with the underlying hedged security, and the net payment or receipt on the swaps reported in net investment income. Foreign currency swap contracts used to hedge the foreign currency exchange risk associated with investment securities are accounted for using a combination of the fair value method and accrual method, with changes in fair value reported in unrealized gains and losses in equity consistent with the underlying hedged security, and the net payment or receipt on the swaps reported in net investment income. Foreign currency swap contracts used to hedge foreign currency exchange risk associated with trust obligations backed by funding agreements are accounted for using the fair value method, with changes in fair value reported in other operating income consistent with the underlying hedged trust obligation. Futures contracts used to hedge interest rate risk are accounted for using the deferral method, with gains and losses deferred in unrealized gains and losses in equity and recognized in earnings in conjunction with the earnings recognition of the underlying hedged item. Default swap contracts entered into for investment purposes are accounted for using the fair value method, with changes in fair value, if any, reported in realized investment gains and losses in earnings. Premium paid to the Company on default swap contracts is reported in net investment income in earnings. Other swap contracts entered into for investment purposes are accounted for using the fair value method, with changes in fair value reported in realized

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

investment gains and losses in earnings. Any ineffective swaps or futures hedges are recognized currently in realized investment gains and losses in earnings.

E.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

F.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Property and casualty insurance business acquisition costs are deferred and amortized over the terms of the insurance policies. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each life product and property and casualty line of business are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

G.  PROPERTY AND EQUIPMENT

Property, equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets which generally range from 3 to 30 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

H.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain pension, variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

I.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2 1/2% to 6.0% for life insurance and 2 1/2% to 9 1/2% for annuities. Estimated liabilities are established for group life and health policies that contain experience rating provisions. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Liabilities for outstanding claims, losses and loss adjustment expenses ("LAE") are estimates of payments to be made on property and casualty and health insurance for reported losses and LAE and estimates of losses and LAE incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. Estimated amounts of salvage and subrogation on unpaid property and casualty losses are deducted from the liability for unpaid claims.

Premiums for property and casualty insurance are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts ("GICs"), deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

J.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Property and casualty insurance premiums are recognized as revenue over the related contract periods. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

K.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life company taxable income.

The Board of Directors has delegated to AFC management, the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from loss and LAE reserves, policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

L.  NEW ACCOUNTING PRONOUNCEMENTS

In December 2000, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 00-3, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEMUTUALIZATION AND FORMATIONS OF MUTUAL INSURANCE HOLDING COMPANIES AND FOR CERTAIN LONG-DURATION PARTICIPATING CONTRACTS ("SoP No. 00-3"). SoP No. 00-3 requires that closed block assets, liabilities, revenues and expenses be displayed together with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. In addition, SoP No. 00-3 provides guidance on the accounting for participating contracts issued before and after the date of demutualization, recording of closed block earnings and related policyholder dividend liabilities, and the accounting treatment for expenses and equity balances at the date of demutualization. This statement is effective for fiscal years beginning after December 15, 2000. The adoption of SoP No. 00-3 did not have a material impact on the Company's financial position or results of operations.

In June 1998, the FASB issued Statement of Financial Accounting Standards
No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on the type of hedge transaction. For fair value hedge transactions in which the Company is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instruments will generally be offset in the income statement by changes in the hedged item's fair value. For cash flow hedge transactions, in which the Company is hedging the variability of cash flows related to a variable rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified into earnings in the periods in which earnings are impacted by the variability of the cash

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

flows of the hedged item. To the extent any hedges are determined to be ineffective, all or a portion of the change in value of the derivative will be recognized currently in earnings. This statement is effective for fiscal years beginning after June 15, 2000. The adoption of Statement No. 133 did not have a material impact on the Company's results of operation or financial position.

In December 1997, the AICPA issued Statement of Position 97-3, ACCOUNTING BY INSURANCE AND OTHER ENTERPRISES FOR INSURANCE-RELATED ASSESSMENTS ("SoP
No. 97-3"). SoP No. 97-3 provides guidance on when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement became effective for fiscal years beginning after December 15, 1998. The adoption of SoP No. 97-3 did not have a material effect on the results of operations or financial position of the Company.

M.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  DISCONTINUED OPERATIONS

During the second quarter of 1999, the Company approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business, its Affinity Group Underwriters ("AGU") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). During the third quarter of 1998, the Company ceased writing new premiums in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of the discontinued segment, including its reinsurance pool business, have been reported in the Consolidated Statements of Income as discontinued operations in accordance with Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS -- REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTION'S ("APB Opinion No. 30"). In the third quarter of 1999, the operating results from the discontinued segment were adjusted to reflect the recording of additional reserves related to accident claims from prior years. The Company also recorded a $30.5 million loss, net of taxes, on the disposal of this segment, consisting of after tax losses from the run-off of the group life and health business of approximately $46.9 million, partially offset by net proceeds from the sale of the EBS business of approximately $16.4 million. Subsequent to a measurement date of June 30, 1999, approximately $18.6 million of the aforementioned $46.9 million loss has been generated from the operations of the discontinued business.

In March of 2000, the Company transferred its EBS business to Great-West Life and Annuity Insurance Company of Denver and received consideration of approximately $22 million, based on renewal rights for existing policies. Additional consideration may be received in 2001, based on premium in force as of March 2001. However, the Company retained policy liabilities estimated at $153.0 million at December 31, 2000 related to this business.

As permitted by APB Opinion No. 30, the Consolidated Balance Sheets have not been segregated between continuing and discontinued operations. At December 31, 2000 and 1999, the discontinued segment had assets of approximately $487.1 million and $531.5 million, respectively, consisting primarily of invested assets, premiums and fees receivable, and reinsurance recoverables, and liabilities of approximately $449.2

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

million and $482.5 million, respectively, consisting primarily of policy liabilities. Revenues for the discontinued operations were $199.7 million, $361.5 million and $398.5 million for the years ended December 31, 2000, 1999 and 1998, respectively.

3.  REORGANIZATION OF AFC CORPORATE STRUCTURE

AFC has made certain changes to its corporate structure effective July 1, 1999. These changes included transfer of the Company's ownership of Allmerica P&C and all of its subsidiaries, as well as certain other non-insurance subsidiaries, from FAFLIC to AFC, referred to as the "distribution of subsidiaries". The Company retained its ownership of its primary insurance subsidiary, AFLIAC, and certain broker dealer and investment management and advisory subsidiaries. AFC contributed capital to FAFLIC in the amount of $125.0 million, consisting of cash and securities of $36.0 million and $89.0 million, respectively, and agreed to maintain the Company's statutory surplus at specified levels during the following six years. In addition, any dividend from FAFLIC to AFC for 2001 would require the prior approval of the Commonwealth of Massachusetts Insurance Commissioner. This transaction was approved by the Commissioner on May 24, 1999.

The equity of the subsidiaries transferred from FAFLIC on July 1, 1999 was $1,274.1 million. As of June 30, 1999, the transferred subsidiaries had total assets of $5,334.1 million, including cash and cash equivalents of $202.2 million, and total revenue of $1,196.5 million.

The Company's consolidated results of operations in 1999 include $107.2 million of net income associated with these subsidiaries through June 30, 1999. The unaudited pro forma information below presents consolidated results of operations as if the reorganization had occurred at the beginning of 1999.

The following unaudited pro forma information is not necessarily indicative of the consolidated results of operations of the Company had the transfer occurred at the beginning on 1998, nor is it necessarily indicative of future results.

(UNAUDITED)
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
Revenue.....................................................  $828.0  $750.2
                                                              ======  ======
Net realized capital (losses) gains included in revenue.....   (11.8)   19.6
                                                              ======  ======
Income from continuing operations before taxes..............   192.1   141.2
Income taxes................................................    51.2    41.2
                                                              ------  ------
Net income from continuing operations.......................   140.9   100.0
(Loss) from operations of discontinued business (less
 applicable income tax benefit of $10.4 million and $7.0
 million for the years ended December 31, 1999 and 1998
 respectively)..............................................   (17.2)  (13.5)
(Loss) on disposal of group life and health business,
 including provision of $72.2 million for operating losses
 during phase-out period for the year ended December 31,
 1999 (less applicable income tax benefit of $16.4
 million)...................................................   (30.5)   --
                                                              ------  ------
Net income..................................................  $ 93.2  $ 86.5
                                                              ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4.  SIGNIFICANT TRANSACTIONS

During 2000, AFC adopted a formal company-wide restructuring plan. This plan is the result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of the Company's restructuring plan, it recognized a pre-tax charge of $11.0 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. Approximately $1.9 million of this charge relates to severance and other employee related costs. Approximately $9.1 million of this charge relates to one-time project costs. As of December 31, 2000, the Company has made payments of approximately $9.1 million related to this restructuring plan, of which approximately $1.6 million relates to severance and other employee related costs.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement with a highly rated reinsurer. The reinsurance agreement provides accident year coverage for the three years 1999 to 2001 for the Company's property and casualty business, and is subject to cancellation or commutation annually at the Company's option. The program covers losses and allocated loss adjustment expenses, including those incurred but not yet reported, in excess of a specified whole account loss and allocated LAE ratio. The annual and aggregate coverage limits for losses and allocated LAE are $150.0 million. The effect of this agreement on results of operations in each reporting period is based on losses and allocated LAE ceded, reduced by a sliding scale premium of 50.0-67.5% depending on the size of the loss, and increased by a ceding commission of 20.0% of ceded premium. In addition, net investment income is reduced for amounts credited to the reinsurer. Prior to the AFC corporate reorganization, the Company recognized a net benefit of $16.9 million as a result of this agreement based on year-to-date and annual estimates of losses and allocated loss adjustment expenses for accident year 1999.

On October 29, 1998, the Company announced that it had adopted a formal restructuring plan for its Risk Management business. As part of this initiative, the segment consolidated its property and casualty field support activities from fourteen regional branches into three hub locations. As a result of the Company's restructuring initiative, it recognized a pretax loss of $9.0 million, in the fourth quarter of 1998. The Company made payments of approximately $4.2 million and $0.1 million through June 30, 1999 and in 1998, respectively, related to this restructuring initiative.

Effective July 1, 1998, the Company entered into a reinsurance agreement that cedes current and future underwriting losses, including unfavorable development of prior year reserves, up to a $40.0 million maximum, relating to the Company's reinsurance pool business. These pools consist primarily of the Company's assumed stop loss business, small group managed care pools, long-term disability and long-term care pools, student accident and special risk business. The agreement is consistent with management's decision to exit this line of business. As a result of this transaction, the Company recognized a $25.3 million pre-tax loss in the third quarter of 1998. This loss is reported as part of the discontinued operations of the Company.

In 1999 and 1998 Allmerica P&C redeemed 8,662.7 and 3,289.5 respectively, of its issued and outstanding common stock owned by AFC for $350.0 million and $125.0 million respectively, thereby increasing the Company's total ownership to 84.5% as of June 30, 1999. The increases in the Company's ownership of Allmerica P&C through June 30, 1999 and for 1998 were 14.5% and 4.3% respectively. The 1999 transaction consisted of cash and cash equivalents. The 1998 transaction consisted of $124.0 million of securities and $1.0 million of cash.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

5.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   34.3     $  2.6      $--       $   36.9
States and political subdivisions.......      10.4        0.3       --           10.7
Foreign governments.....................      43.2        1.5         0.6        44.1
Corporate fixed maturities..............   3,818.9       93.5       138.0     3,774.4
Mortgage-backed securities..............     459.5       14.7         2.1       472.1
                                          --------     ------      ------    --------
Total fixed maturities..................  $4,366.3     $112.6      $140.7    $4,338.2
                                          ========     ======      ======    ========
Equity securities.......................  $   44.1     $ 20.2      $  7.2    $   57.1
                                          ========     ======      ======    ========

                                                             1999
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   62.6     $  1.0      $  0.5    $   63.1
States and political subdivisions.......      13.5        0.1         0.1        13.5
Foreign governments.....................      80.0        2.1         0.1        82.0
Corporate fixed maturities..............   3,206.5       63.2       116.9     3,152.8
Mortgage-backed securities..............     359.0        1.3        11.0       349.3
                                          --------     ------      ------    --------
Total fixed maturities..................  $3,721.6     $ 67.7      $128.6    $3,660.7
                                          ========     ======      ======    ========
Equity securities.......................  $   27.9     $ 24.7      $  1.2    $   51.4
                                          ========     ======      ======    ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2000, the amortized cost and market value of these assets on deposit in New York were $186.7 million and $189.8 million, respectively. At December 31, 1999, the amortized cost and market value of assets on deposit were $196.4 million and $193.0 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $21.2 million and $18.3 million were on deposit with various state and governmental authorities at December 31, 2000 and 1999, respectively.

There were no contractual fixed maturity investment commitments at December 31, 2000.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2000
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $  235.1   $  233.7
Due after one year through five years.......................   2,100.9    2,073.4
Due after five years through ten years......................   1,237.9    1,231.7
Due after ten years.........................................     792.4      799.4
                                                              --------   --------
Total.......................................................  $4,366.3   $4,338.2
                                                              ========   ========

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)   TOTAL
-------------                                                 ----------  -------------  -------
2000
Net appreciation (depreciation), beginning of year..........   $ (30.4)      $  15.5     $ (14.9)
                                                               -------       -------     -------
Net appreciation (depreciation) on available-for-sale
 securities.................................................      48.9          (3.2)       45.7
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........     (36.1)       --           (36.1)
(Provision) benefit for deferred federal income taxes.......      (4.5)          1.1        (3.4)
                                                               -------       -------     -------
                                                                   8.3          (2.1)        6.2
                                                               -------       -------     -------
Net appreciation (depreciation), end of year................   $ (22.1)      $  13.4     $  (8.7)
                                                               =======       =======     =======

1999
Net appreciation (depreciation), beginning of year..........   $  79.0       $  90.2     $ 169.2
                                                               -------       -------     -------
Net appreciation (depreciation) on available-for-sale
 securities.................................................    (254.4)       (122.3)     (376.7)
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........      78.5        --            78.5
(Provision) benefit for deferred federal income taxes and
 minority interest..........................................      72.1          64.7       136.8
Distribution of subsidiaries (See Note 3)...................      (5.6)        (17.1)      (22.7)
                                                               -------       -------     -------
                                                                (109.4)        (74.7)     (184.1)
                                                               -------       -------     -------
Net appreciation (depreciation), end of year................   $ (30.4)      $  15.5     $ (14.9)
                                                               =======       =======     =======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)   TOTAL
-------------                                                 ----------  -------------  -------
1998
Net appreciation (depreciation), beginning of year..........   $ 122.6       $  86.7     $ 209.3
                                                               -------       -------     -------
Net appreciation (depreciation) on available-for-sale
 securities.................................................     (99.3)          4.4       (94.9)
Appreciation (depreciation ) due to Allmerica P&C purchase
 of minority interest of Citizens...........................      10.7          10.7        21.4
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........       6.3        --             6.3
(Provision) benefit for deferred federal income taxes and
 minority interest..........................................      38.7         (11.6)       27.1
                                                               -------       -------     -------
                                                                 (43.6)          3.5       (40.1)
                                                               -------       -------     -------
Net appreciation (depreciation), end of year................   $  79.0       $  90.2     $ 169.2
                                                               =======       =======     =======

(1) Includes net appreciation (depreciation) on other investments of $1.5 million, $(1.1) million, and $0.8 million, in 2000, 1999, and 1998, respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

FAFLIC's mortgage loans and real estate are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made. At December 31, 2000, there were no real estate properties in the Company's investment portfolio. Previously, real estate investments were obtained primarily through foreclosures.

The carrying values of mortgage loans and real estate investments net of applicable reserves were $472.7 million and $533.6 million at December 31, 2000 and 1999, respectively. Reserves for mortgage loans were $4.4 million and $5.8 million at December 31, 2000 and 1999, respectively.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000, 1999 and 1998.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2000.

Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2000    1999
-------------                                                 ------  ------
Property type:
  Office building...........................................  $269.5  $301.5
  Industrial / warehouse....................................    82.2    83.6
  Retail....................................................    81.9    92.2
  Residential...............................................    32.5    50.3
  Other.....................................................    11.0    11.8
  Valuation allowances......................................    (4.4)   (5.8)
                                                              ------  ------
Total.......................................................  $472.7  $533.6
                                                              ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS)                                                  2000    1999
-------------                                                 ------  ------
Geographic region:
  Pacific...................................................  $138.7  $133.6
  South Atlantic............................................   128.3   132.2
  East North Central........................................    60.4    62.5
  New England...............................................    53.7    90.8
  West South Central........................................    41.4    40.7
  Middle Atlantic...........................................    35.7    50.3
  Other.....................................................    18.9    29.3
  Valuation allowances......................................    (4.4)   (5.8)
                                                              ------  ------
Total.......................................................  $472.7  $533.6
                                                              ======  ======

At December 31, 2000, scheduled mortgage loan maturities were as follows:
2001 -- $47.4 million; 2002 -- $43.0 million; 2003 -- $39.2 million; 2004 --
$74.9 million; 2005 -- $27.4 million; and $240.8 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2000, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

C.  MORTGAGE LOANS INVESTMENT VALUATION ALLOWANCES

Mortgage loans investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 2000   1999   1998
-------------                                                 -----  -----  -----
Balance at beginning of year................................  $ 5.8  $11.5  $20.7
Provisions..................................................   (1.3)  (2.4)  (6.8)
Write-offs..................................................   (0.1)  (3.3)  (2.4)
                                                              -----  -----  -----
Balance at end of year......................................  $ 4.4  $ 5.8  $11.5
                                                              =====  =====  =====

Provisions on mortgages during 2000, 1999 and 1998 reflect the release of redundant specific reserves.

The carrying value of impaired loans was $3.4 million and $18.0 million, with related reserves of $0.4 million and $0.8 million as of December 31, 2000 and 1999, respectively. All impaired loans were reserved for as of December 31, 2000 and 1999.

The average carrying value of impaired loans was $12.1 million, $21.0 million and $26.1 million, with related interest income while such loans were impaired, of $1.4 million, $2.1 million and $3.2 million as of December 31, 2000, 1999 and 1998, respectively.

D.  FUTURES CONTRACTS

The Company purchases long futures contracts and sells short futures contracts on margin to hedge against interest rate fluctuations associated with the sale of Guaranteed Investment Contracts ("GICs") and other funding agreements, as well as the reinvestment of fixed maturities. The Company is exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. Similarly, the Company is exposed to interest rate risk on reinvestments of fixed maturities

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

from the time of maturity until the purchase of new fixed maturities. The Company only trades futures contracts with nationally recognized brokers, which the Company believes have adequate capital to ensure that there is minimal danger of default. The Company does not require collateral or other securities to support financial instruments with credit risk.

The notional amount of futures contracts outstanding was $87.5 million and $37.1 million, at December 31, 2000 and 1999, respectively. The notional amounts of the contracts represent the extent of the Company's investment but not future cash requirements, as the Company generally settles open positions prior to maturity. The maturity of all futures contracts outstanding are less than one year. The fair value of futures contracts outstanding was $88.7 million and $36.8 million at December 31, 2000 and 1999, respectively.

Gains and losses on hedge contracts related to interest rate fluctuations are deferred and recognized in income over the period being hedged corresponding to related guaranteed investment contracts and fixed maturities purchases. If instruments being hedged by futures contracts are disposed, any unamortized gains or losses on such contracts are included in the determination of the gain or loss from the disposition. Deferred hedging losses were $3.6 million and $0.9 million in 2000 and 1999, respectively. Gains and losses on hedge contracts that are deemed ineffective by the Company are realized immediately. There were $0.3 million and $0.1 million of gains realized on ineffective hedges in 2000 and 1998, respectively. There were no gains or losses in 1999.

A reconciliation of the notional amount of futures contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 ---------  ---------  ---------
Contracts outstanding, beginning of year....................  $    37.1  $    92.7  $  --
New contracts...............................................    1,539.1      947.0    1,117.5
Contracts terminated........................................   (1,488.7)  (1,002.6)  (1,024.8)
                                                              ---------  ---------  ---------
Contracts outstanding, end of year..........................  $    87.5  $    37.1  $    92.7
                                                              =========  =========  =========

E.  FOREIGN CURRENCY SWAP CONTRACTS

The Company enters into foreign currency swap contracts with swap counterparties to hedge foreign currency exposure on specific fixed maturities. Additionally, the Company enters into compound foreign currency/ interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust obligations backed by funding agreements. Under these swap contracts, the Company agrees to exchange interest and principal related to foreign fixed maturities and trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S dollars translated at a specific currency exchange rate. The primary risk associated with these transactions is the inability of the counterparty to meet its obligation. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by nationally recognized rating agencies. The Company's maximum exposure to counterparty credit risk is the difference in payments exchanged, which at December 31, 2000 and 1999, was a net receivable of $5.7 million and a net payable of $0.2 million, respectively.

The fair values of the foreign currency swap contracts and compound foreign currency/interest rate swap contracts outstanding were $(35.9) million and $(4.7) million at December 31, 2000 and 1999, respectively. Changes in the fair value of contracts hedging fixed maturities are reported as an unrealized gain or loss, consistent with the underlying hedged security. Changes in the foreign currency portion of the fair value of

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

contracts hedging trust obligations backed by funding agreements are reported as other operating income, consistent with the underlying hedged liability. Changes in the interest rate portion of the fair value of contracts hedging trust obligations backed by funding agreements are reported as unrealized gains and losses, consistent with the hedged item. The net decrease in other operating income related to the change in the foreign currency portion of the fair value of these contracts was $8.9 million in 2000 and $2.6 million in 1999. The change in unrealized gains and losses related to the change in both the interest rate portion of the fair value of the contracts hedging trust obligations backed by funding agreements, as well as the change in the fair value of the contracts hedging foreign fixed maturities, was $(22.2) million and $(3.4) million in 2000 and 1999, respectively. The Company does not require collateral or other security to support financial instruments with credit risk.

The difference between amounts paid and received on foreign currency and compound swap contracts is reflected in the net investment income related to the underlying assets. This amount was $(10.0) million in 2000 and was not material in 1999 and 1998. Any gain or loss on the termination of swap contracts is deferred and recognized with any gain or loss on the hedged transaction. The Company had no deferred gain or loss on foreign currency and compound swap contracts in 2000 or 1999.

A reconciliation of the notional amount of foreign currency and compound swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999   1998
-------------                                                 ------  ------  -----
Contracts outstanding, beginning of year....................  $ 71.5  $ 42.6  $42.6
New contracts...............................................   544.4    52.9   --
Contracts expired...........................................    (8.3)  (24.0)  --
                                                              ------  ------  -----
Contracts outstanding, end of year..........................  $607.6  $ 71.5  $42.6
                                                              ======  ======  =====

Expected maturities of such foreign currency and compound swap contracts outstanding at December 31, 2000 are $143.9 million in 2001, $91.4 million in 2003, $347.7 million in 2005 and $24.6 million thereafter. There are no expected maturities of such foreign currency and compound swap contracts in 2002 and 2004.

F.  INTEREST RATE SWAP CONTRACTS

The Company enters into interest rate swap contracts to hedge exposure to interest rate fluctuations. Specifically, for floating rate funding agreement liabilities that are matched with fixed rate securities, the Company manages the interest rate risk by hedging with interest rate swap contracts. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. As with foreign currency swap contracts, the primary risk associated with these transactions is the inability of the counterparty to meet its obligation. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by nationally recognized rating agencies. Because the underlying principal of swap contracts is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged, which at December 31, 2000 and 1999 were net payables of $12.0 million and $4.2 million, respectively. The Company does not require collateral or other security to support financial instruments with credit risk.

The net amount receivable or payable is recognized over the life of the swap contract as an adjustment to net investment income. The increase (decrease) in net investment income related to interest rate swap contracts was $4.4 million, $(7.0) million and $(2.8) million for the years ended December 31, 2000, 1999 and 1998,

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

respectively. The fair value of interest rate swap contracts outstanding was $(22.8) million and $33.1 million at December 31, 2000 and 1999, respectively. Changes in the fair value of contracts are reported as an unrealized gain or loss, consistent with the underlying hedged security. Any gain or loss on the termination of interest rate swap contracts accounted for as hedges are deferred and recognized with any gain or loss on the hedged transaction. The Company had no deferred gain or loss on interest rate swap contracts in 2000 or 1999.

A reconciliation of the notional amount of interest rate swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000      1999      1998
-------------                                                 --------  --------  --------
Contracts outstanding, beginning of year....................  $1,025.9  $1,112.6  $  244.1
New contracts...............................................     630.0     905.4     873.5
Contracts terminated........................................    (236.0)   (888.5)    --
Contracts expired...........................................     --        (80.0)     (5.0)
Distribution of subsidiaries (Note 3).......................     --        (23.6)    --
                                                              --------  --------  --------
Contracts outstanding, end of year..........................  $1,419.9  $1,025.9  $1,112.6
                                                              ========  ========  ========

Expected maturities of such interest rate swap contracts outstanding at December 31, 2000 are $43.1 million in 2001, $233.5 million in 2002, $391.0 million in 2003, $307.3 million in 2004, $425.0 million in 2005 and $20.0 million thereafter.

G.  OTHER SWAP CONTRACTS

The Company enters into insurance portfolio-linked and credit default swap contracts for investment purposes. Under the insurance portfolio-linked swap contracts, the Company agrees to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. As with interest rate swap contracts, the primary risk associated with insurance portfolio-linked swap contracts is the inability of the counterparty to meet its obligation. Under the terms of the credit default swap contracts, the Company assumes the default risk of a specific high credit quality issuer in exchange for a stated annual premium. In the case of default, the Company will pay the counterparty par value for a pre-determined security of the issuer. The primary risk associated with these transactions is the default risk of the underlying companies. The Company regularly assesses the financial strength of its counterparties and the underlying companies in default swap contracts, and generally enters into forward or swap agreements with companies rated "A" or better by nationally recognized rating agencies. Because the underlying principal of swap contracts is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged, which at December 31, 2000 and 1999, was not material to the Company. The Company does not require collateral or other security to support financial instruments with credit risk.

The swap contracts are marked to market with any gain or loss recognized currently. The fair values of swap contracts outstanding were $(0.3) million at December 31, 2000 and 1999. The net amount receivable or payable under insurance portfolio-linked swap contracts is recognized when the contracts are marked to market. The net (decrease) increase in realized investment gains related to these contracts was $(0.7) million, $(0.2) million and $1.0 million for the years ended December 31, 2000, 1999 and 1998, respectively.

The stated annual premium under credit default swap contracts is recognized currently in net investment income. The net increase to investment income related to credit default swap contracts was $0.2 million, $0.4 million and $0.2 million for the years ended December 31, 2000, 1999 and 1998, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

A reconciliation of the notional amount of other swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000     1999     1998
-------------                                                 -------  -------  ------
Contracts outstanding, beginning of year....................  $ 190.0  $ 255.0  $ 15.0
New contracts...............................................    --        50.0   266.3
Contracts expired...........................................    --      (115.0)  (26.3)
Contracts terminated........................................   (150.0)   --       --
                                                              -------  -------  ------
Contracts outstanding, end of year..........................  $  40.0  $ 190.0  $255.0
                                                              =======  =======  ======

At December 31, 2000, all other swap contracts are expected to mature in 2001.

H.  OTHER

At December 31, 2000 and 1999, FAFLIC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

6.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Fixed maturities............................................  $304.3  $415.7  $509.6
Mortgage loans..............................................    40.8    45.5    57.6
Equity securities...........................................     1.1     1.7     7.2
Policy loans................................................    14.3    12.7    11.9
Other long-term investments.................................    11.3    14.4     7.0
Short-term investments......................................     7.5    26.6    15.6
                                                              ------  ------  ------
Gross investment income.....................................   379.3   516.6   608.9
Less investment expenses....................................   (11.5)  (13.5)  (15.0)
                                                              ------  ------  ------
Net investment income.......................................  $367.8  $503.1  $593.9
                                                              ======  ======  ======

The Company had fixed maturities with a carrying value of $2.9 million and $1.0 million on non-accrual status at December 31, 2000 and 1999, respectively. There were no mortgage loans on non-accrual status at December 31, 2000 and 1999. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $1.6 million and $1.4 million in 2000 and 1999, respectively, and had no impact in 1998.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million and $18.8 million at December 31, 2000 and 1999, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $1.7 million, $2.5 million and $3.3 million in 2000, 1999 and 1998, respectively. Actual interest income on these loans included in net investment income aggregated $1.4 million, $1.8 million and $3.3 million in 2000, 1999 and 1998, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

There were no mortgage loans which were non-income producing for the years ended December 31, 2000 and 1999. There were, however, fixed maturities with a carrying value of $0.8 million and $0.3 million which were non-income producing for the years ended December 31, 2000 and 1999, respectively.

Included in other long-term investments is income from limited partnerships of $7.8 million and $6.6 million in 2000 and 1999, respectively, and losses of $6.3 million in 1998.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized gains (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Fixed maturities............................................  $(71.7) $(52.0) $(11.6)
Mortgage loans..............................................     1.3     2.5     8.8
Equity securities...........................................     2.0   141.3    63.7
Other long-term investments.................................     6.0     8.5    --
                                                              ------  ------  ------
Net realized investment (losses) gains......................  $(62.4) $100.3  $ 60.9
                                                              ======  ======  ======

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2000
Fixed maturities............................................    $1,044.6     $ 4.0  $(47.3)
Equity securities...........................................         2.1       2.0    --

1999
Fixed maturities............................................    $1,480.5     $ 9.2  $ 27.1
Equity securities...........................................       421.2     149.0     7.6

1998
Fixed maturities............................................    $  979.2     $17.9  $ 11.3
Equity securities...........................................       258.7      72.8     9.0

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the Consolidated Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999     1998
-------------                                                 ------  -------  ------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period,
 (net of tax (benefit) in 2000 of $(21.5) million, including
 $22.7 million resulting from the distribution of
 subsidiaries in 1999, net of tax (benefit) and minority
 interest of $(103.3) million and $(26.8) million in 1999
 and 1998 respectively).....................................  $(40.2) $(121.9) $ (6.8)
Less: reclassification adjustment for (losses) gains
 included in net income (net of tax (benefit) in 2000 of
 $(24.9) million in 2000 and net of tax (benefit) and
 minority interest of $33.5 million and $21.5 million in
 1999 and 1998 respectively)................................   (46.4)   (62.2)   33.3
                                                              ------  -------  ------
Other comprehensive income (loss) income....................  $  6.2  $(184.1) $(40.1)
                                                              ======  =======  ======

7.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality. Included in the fair value of fixed maturities are swap contracts used to hedge fixed maturities with a fair value of $(47.1) million and $31.1 million at December 31, 2000 and 1999, respectively. In addition, the Company held futures contracts with a carrying value of $(3.6) million and $(0.9) million at December 31, 2000 and 1999, respectively. The fair value of these contracts was $88.7 million and $36.8 million at December 31, 2000 and 1999, respectively.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. Fair values of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

COMPANY OWNED LIFE INSURANCE

Fair values are based on the current cash surrender value of the policy. This value is dependent on the fair value of the underlying securities which is based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits. Other liabilities are based on current surrender values.

TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS

Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The estimated fair values of the financial instruments were as follows:

                                                                     2000                1999
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $  123.0  $  123.0  $  279.3  $  279.3
  Fixed maturities..........................................   4,338.2   4,338.2   3,660.7   3,660.7
  Equity securities.........................................      57.1      57.1      51.4      51.4
  Mortgage loans............................................     472.7     490.1     521.2     521.9
  Policy loans..............................................     189.6     189.6     170.5     170.5
  Company owned life insurance..............................      65.6      65.6     --        --
                                                              --------  --------  --------  --------
                                                              $5,246.2  $5,263.6  $4,683.1  $4,683.8
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Guaranteed investment contracts...........................  $1,636.5  $1,663.3  $1,316.0  $1,341.4
  Supplemental contracts without life contingencies.........      40.7      40.7      48.8      48.8
  Dividend accumulations....................................      88.5      88.5      88.1      88.1
  Other individual contract deposit funds...................      45.0      44.9      48.4      48.2
  Other group contract deposit funds........................     323.1     319.0     602.9     583.5
  Individual fixed annuity contracts........................   1,026.1     991.7   1,092.5   1,057.1
  Trust instruments supported by funding obligations........     621.5     620.5      50.6      49.6
                                                              --------  --------  --------  --------
                                                              $3,781.4  $3,768.6  $3,247.3  $3,216.7
                                                              ========  ========  ========  ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8.  CLOSED BLOCK

Included in other income in the Consolidated Statements of Income in 2000, 1999 and 1998 is a net pre-tax contribution from the Closed Block of $6.3 million, $13.8 million and $10.4 million, respectively. Summarized financial information of the Closed Block as of December 31, 2000 and 1999 and for the periods ended December 31, 2000, 1999 and 1998 is as follows:

DECEMBER 31,
(IN MILLIONS)                                                                 2000    1999
-------------                                                                ------  ------
Assets
  Fixed maturities, at fair value (amortized cost of $400.3
    and $387.4 respectively)...............................................  $397.5  $372.9
  Mortgage loans...........................................................   144.9   136.3
  Policy loans.............................................................   191.7   201.1
  Cash and cash equivalents................................................     1.9    22.6
  Accrued investment income................................................    14.6    14.0
  Deferred policy acquisition costs........................................    11.0    13.1
  Other assets.............................................................     6.4    12.3
                                                                             ------  ------
Total assets...............................................................  $768.0  $772.3
                                                                             ======  ======
Liabilities
  Policy liabilities and accruals..........................................  $828.9  $835.2
  Other liabilities........................................................     0.8     6.9
                                                                             ------  ------
Total liabilities..........................................................  $829.7  $842.1
                                                                             ======  ======

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                2000    1999    1998
-------------                                                                -----  ------  ------
Revenues
  Premiums and other income................................................  $49.9  $ 52.1  $ 55.4
  Net investment income....................................................   53.6    53.8    53.3
  Realized investment (losses) gains.......................................   (5.4)   (0.6)    0.1
                                                                             -----  ------  ------
Total revenues.............................................................   98.1   105.3   108.8
                                                                             -----  ------  ------
Benefits and expenses
  Policy benefits..........................................................   89.5    88.9    95.0
  Policy acquisition expenses..............................................    2.1     2.5     2.7
  Other operating expenses.................................................    0.2     0.1     0.7
                                                                             -----  ------  ------
Total benefits and expenses................................................   91.8    91.5    98.4
                                                                             -----  ------  ------
Contribution from the Closed Block.........................................  $ 6.3  $ 13.8  $ 10.4
                                                                             =====  ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000     1999     1998
-------------                                                 -------  -------  -------
Cash flows
  Cash flows from operating activities:
  Contribution from the Closed Block........................  $   6.3  $  13.8  $  10.4
  Change in:
    Deferred policy acquisition costs, net..................      2.1      2.5      2.6
    Policy liabilities and accruals.........................    (12.0)   (13.1)   (13.5)
    Accrued investment income...............................     (0.6)     0.1    --
    Other assets............................................      5.9     (8.3)     2.4
    Expenses and taxes payable..............................    (10.1)    (2.9)    (2.9)
    Other, net..............................................      5.3      0.8      0.3
                                                              -------  -------  -------
  Net cash used in operating activities.....................     (3.1)    (7.1)    (0.7)
  Cash flows from investing activities:
    Sales, maturities and repayments of investments.........    133.3    139.0     83.6
    Purchases of investments................................   (160.3)  (128.5)  (106.5)
    Other, net..............................................      9.4      9.8      7.9
                                                              -------  -------  -------
  Net cash (used in) provided by investing activities.......    (17.6)    20.3    (15.0)
                                                              -------  -------  -------
Net (decrease) increase in cash and cash equivalents........    (20.7)    13.2    (15.7)
Cash and cash equivalents, beginning of year................     22.6      9.4     25.1
                                                              -------  -------  -------
Cash and cash equivalents, end of year......................  $   1.9  $  22.6  $   9.4
                                                              =======  =======  =======

There were no valuation allowances on mortgage loans at December 31, 2000, 1999 and 1998, respectively.

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

9.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense (benefit) in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Federal income tax expense (benefit)
  Current...................................................  $(33.8) $88.7   $ 74.6
  Deferred..................................................    50.1    4.3    (15.4)
                                                              ------  -----   ------
Total.......................................................  $ 16.3  $93.0   $ 59.2
                                                              ======  =====   ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The federal income taxes attributable to the consolidated results of operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000     1999    1998
-------------                                                 --------  ------  ------
Expected federal income tax expense.........................   $ 49.9   $133.4  $108.0
  Tax-exempt interest.......................................    --       (24.2)  (38.9)
  Dividend received deduction...............................     (6.9)    --      (5.1)
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................    (13.3)    --      --
  Changes in tax reserve estimates..........................     (4.0)    (8.7)    2.3
  Tax credits...............................................    (10.3)    (8.5)   (8.5)
  Other, net................................................      0.9      1.0     1.4
                                                               ------   ------  ------
Federal income tax expense..................................   $ 16.3   $ 93.0  $ 59.2
                                                               ======   ======  ======

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   2000       1999
-------------                                                 --------   --------
Deferred tax (assets) liabilities
  AMT and low income housing credit carryforwards...........  $ (20.2)   $ (10.8)
  Loss reserve discounting..................................   (264.8)    (283.5)
  Deferred acquisition costs................................    416.6      355.7
  Employee benefit plans....................................    (51.6)     (52.0)
  Investments, net..........................................    (28.9)      (8.7)
  Litigation reserve........................................     (8.1)      (6.0)
  Discontinued operations...................................    (11.9)     (11.7)
  Other, net................................................     (3.0)      (1.1)
                                                              -------    -------
Deferred tax liability (asset), net.........................  $  28.1    $ (18.1)
                                                              =======    =======

Gross deferred income tax assets totaled $441.8 million and $515.8 millions at December 31, 2000 and 1999, respectively. Gross deferred income tax liabilities totaled $469.9 million and $497.7 million at December 31, 2000 and 1999, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 2000, there are available alternative minimum tax credit carryforwards and low income housing credit carryforwards of $2.8 million and $17.4 million, respectively. The alternative minimum tax credit carryforwards have no expiration date, whereas the low income housing credit carryforwards will expire beginning in 2018.

The Company's federal income tax returns are routinely audited by the Internal Revenue Services ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

IRS has also examined the former Allmerica P&C consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect to the federal income tax returns for 1992, 1993 and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

10.  PENSION PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple benefit plans to employees and agents of these affiliated Companies, including retirement plans. The salaries of employees and agents covered by these plans and the expenses of these plans are charged to the affiliated Companies in accordance with an intercompany cost sharing agreement.

FAFLIC provides retirement benefits to substantially all of its employees under a defined benefit pension plan. This plan is based on a defined benefit cash balance formula, whereby the Company annually provides an allocation to each eligible employee based on a percentage of that employee's salary, similar to a defined contribution plan arrangement. The 2000, 1999 and 1998 allocations were based on 7.0% of each eligible employee's salary. In addition to the cash balance allocation, certain transition group employees, who have met specified age and service requirements as of December 31, 1994, are eligible for a grandfathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974.

Components of net periodic pension cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Service cost -- benefits earned during the year.............   $ 18.5     $ 19.3     $ 19.0
Interest cost...............................................     28.6       26.5       25.5
Expected return on plan assets..............................    (43.1)     (38.9)     (34.9)
Recognized net actuarial gain...............................    (11.2)      (0.4)      (0.8)
Amortization of transition asset............................     (2.2)      (2.3)      (2.2)
Amortization of prior service cost..........................     (3.1)      (3.3)      (2.9)
                                                               ------     ------     ------
  Net periodic pension (benefit) cost.......................   $(12.5)    $  0.9     $  3.7
                                                               ======     ======     ======

The Company, allocated approximately $(2.7) million and $1.7 million of the net periodic pension (benefit) cost to its affiliated companies in 2000 and 1999, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The following table summarizes the status of the plan. At December 31, 2000, the projected benefit obligations exceeded the plans' assets while at December 31,1999 the plans' assets exceeded their projected benefit obligations.

DECEMBER 31,
(IN MILLIONS)                                                   2000       1999
-------------                                                 --------   --------
Change in benefit obligations:
  Projected benefit obligation at beginning of year.........   $392.7     $414.2
  Service cost -- benefits earned during the year...........     18.5       19.3
  Interest cost.............................................     28.6       26.5
  Actuarial losses (gains)..................................     37.7      (44.4)
  Benefits paid.............................................    (26.6)     (22.9)
                                                               ------     ------
    Projected benefit obligation at end of year.............    450.9      392.7
                                                               ------     ------
Change in plan assets:
  Fair value of plan assets at beginning of year............    470.6      441.6
  Actual return on plan assets..............................     (2.5)      51.9
  Benefits paid.............................................    (26.6)     (22.9)
                                                               ------     ------
    Fair value of plan assets at end of year................    441.5      470.6
                                                               ------     ------
  Funded status of the plan.................................     (9.4)      77.9
  Unrecognized transition obligation........................    (19.4)     (21.6)
  Unamortized prior service cost............................     (8.9)     (12.0)
  Unrecognized net actuarial gains..........................     (6.4)    (101.6)
                                                               ------     ------
    Net pension liability...................................   $(44.1)    $(57.3)
                                                               ======     ======

As a result of AFC's merger with Allmerica P&C, certain pension liabilities were reduced to reflect their fair value as of the merger date. These pension liabilities were reduced by $7.5 million and $8.9 million in 2000 and 1999, respectively, which reflects fair value, net of applicable amortization.

Determination of the projected benefit obligations was based on weighted average discount rates of 7.25% and 7.75% in 2000 and 1999, respectively, and the assumed long-term rate of return on plan assets was 9.5% in 2000 and 9.0% in 1999. The actuarial present value of the projected benefit obligations was determined using assumed rates of increase in future compensation levels ranging from 5.0% to 5.5%. Plan assets are invested primarily in various separate accounts and the general account of FAFLIC. Plan assets also include 796,462 shares of AFC Common Stock at December 31, 2000 and 1999, with a market value of $57.7 million and $44.3 million at December 31, 2000 and 1999, respectively.

The Company has a defined contribution 401(k) plan for its employees, whereby the Company matches employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. During 2000, 1999, and 1998, the Company matched 50% of employees' contributions up to 6.0% of eligible compensation. The total expense related to this plan was $6.1 million, $5.9 million and $5.6 million in 2000, 1999 and 1998, respectively. The Company allocated approximately $2.9 million and $1.4 million of the 401(k) expense to its affiliated companies in 2000 and 1999 respectively. In addition to this plan, the Company has a defined contribution plan for substantially all of its agents. The plan expense in 2000, 1999 and 1998 was $3.2 million, $3.1 million and $3.0 million, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

On January 1, 1998, substantially all of the defined benefit and defined contribution 401(k) plans previously provided by the affiliated Companies were merged with the existing benefit plans of FAFLIC. The merger of benefit plans resulted in a $5.9 million change of interest adjustment to additional paid-in capital during 1998. The change of interest adjustment arose from FAFLIC's forgiveness of certain Allmerica P&C benefit plan liabilities attributable to Allmerica P&C's minority interest.

11.  OTHER POSTRETIREMENT BENEFIT PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple postretirement medical and death benefit plans to employees, agents and retirees of these affiliated Companies. The costs of these plans are charged to the affiliated Companies in accordance with an intercompany cost sharing agreement.

Generally, employees become eligible at age 55 with at least 15 years of service. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical, and a payment at death equal to retirees' final compensation up to certain limits. Effective
January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments and to restrict eligibility to current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

The plans' funded status reconciled with amounts recognized in the Company's Consolidated Balance Sheets were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   2000       1999
-------------                                                 --------   --------
Change in benefit obligation:
Accumulated postretirement benefit obligation at beginning
  of year...................................................   $ 66.8     $ 84.0
Service cost................................................      1.9        2.9
Interest cost...............................................      4.9        4.6
Actuarial losses (gains)....................................      5.6      (21.2)
Benefits paid...............................................     (3.7)      (3.5)
                                                               ------     ------
  Accumulated postretirement benefit obligation at end of
    year....................................................     75.5       66.8
                                                               ------     ------
Fair value of plan assets at end of year....................    --         --
                                                               ------     ------
Funded status of the plan...................................    (75.5)     (66.8)
Unamortized prior service cost..............................     (7.6)      (9.8)
Unrecognized net actuarial gains............................     (7.7)     (13.8)
                                                               ------     ------
  Accumulated postretirement benefit costs..................   $(90.8)    $(90.4)
                                                               ======     ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The components of net periodic postretirement benefit cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Service cost................................................   $  1.9     $  2.9     $  3.1
Interest cost...............................................      4.9        4.6        5.1
Recognized net actuarial (gain)loss.........................     (0.5)       0.1        0.1
Amortization of prior service cost..........................     (2.2)      (2.3)      (2.4)
                                                               ------     ------     ------
Net periodic postretirement benefit cost....................   $  4.1     $  5.3     $  5.9
                                                               ======     ======     ======

The Company allocated approximately $1.2 million and $1.1 million of the net periodic postretirement cost to its affiliated companies in 2000 and 1999 respectively.

As a result of AFC's merger with Allmerica P&C in 1997, certain postretirement liabilities were reduced to reflect their fair value as of the merger date. These postretirement liabilities were reduced by $3.9 million and $4.6 million in 2000 and 1999, respectively, which reflects fair value, net of applicable amortization.

For purposes of measuring the accumulated postretirement benefit obligation at December 31, 2000, health care costs were assumed to increase 8.5% in 2001, declining thereafter until the ultimate rate of 5.5% is reached in 2007 and remains at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2000 by $4.8 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2000 by $0.5 million. Conversely, decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 2000 by $4.2 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2000 by $0.4 million.

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.25% and 7.75% at December 31, 2000 and 1999, respectively. In addition, the actuarial present value of the accumulated postretirement benefit obligation was determined using an assumed rate of increase in future compensation levels of 5.5% for FAFLIC agents.

On January 1, 1998, substantially all of the postretirement medical and death benefits plans previously provided by the affiliated Companies were merged with the existing benefit plans of FAFLIC. The merger of benefit plans resulted in a $3.8 million change of interest adjustment to additional paid-in capital during 1998. The change of interest adjustment arose from FAFLIC's forgiveness of certain Allmerica P&C benefit plan liabilities attributable to Allmerica P&C's minority interest.

12.  DIVIDEND RESTRICTIONS

Massachusetts and Delaware have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of FAFLIC and AFLIAC, respectively.

Massachusetts' statute limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner (" the Commissioner ") , to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income for the preceding calendar year (if such insurer is not a life company). In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution. During 2000 and 1999, no dividends were declared by FAFLIC to AFC. During 1998, FAFLIC paid dividends of $50.0 million to AFC. As of July 1, 1999, FAFLIC's ownership of Allmerica P&C, as well as several non-insurance subsidiaries, was transferred from FAFLIC to AFC. Under an agreement with the Commissioner any dividend from FAFLIC to AFC for 2001 would require the prior approval of the Commissioner and may require AFC to make additional capital contributions to FAFLIC.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding
December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. No dividends were declared by AFLIAC to FAFLIC during 2000, 1999 or 1998. During 2001, AFLIAC could pay dividends of $28.2 million to FAFLIC without prior approval.

13.  SEGMENT INFORMATION

The Company offers Asset Accumulation financial products and services. Prior to the AFC corporate reorganization, the Company offered financial products and services in two major areas: Risk Management and Asset Accumulation. Within these broad areas, the Company conducted business principally in three operating segments. These segments were Risk Management, Allmerica Financial Services and Allmerica Asset Management. In accordance with Statement No. 131, the separate financial information of each segment is presented consistent with the way results are regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. A summary of the Company's reportable segments is included below.

In 1999, the Company reorganized its Property and Casualty business and Corporate Risk Management Services operations within the Risk Management segment. Under the new structure, the Risk Management segment manages its business through five distribution channels identified as Hanover North, Hanover South, Citizens Midwest, Allmerica Voluntary Benefits and Allmerica Specialty. During the second quarter of 1999, the Company approved a plan to exit its group life and health business, consisting of its EBS business, its AGU business and its reinsurance pool business. Results of operations from this business, relating to both the current and the prior periods, have been segregated and reported as a component of discontinued operations in the Consolidated Statements of Income. Operating results from this business were previously reported in the Allmerica Voluntary Benefits and Allmerica Specialty distribution channels. Prior to 1999, results of the group life and health business were included in the Corporate Risk Management Services segment, while all other Risk Management business was reflected in the Property and Casualty segment.

The Risk Management segment's property and casualty business is offered primarily through the Hanover North, Hanover South and Citizens Midwest distribution channels utilizing the Company's independent agent network primarily in the Northeast, Midwest and Southeast United States, maintaining a strong regional focus. Allmerica Voluntary Benefits focuses on worksite distribution, which offers discounted property and

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

casualty products through employer sponsored programs, and affinity group property and casualty business. Allmerica Specialty offers special niche property and casualty products in selected markets. On July 1, 1999, AFC made certain changes to its corporate structure as discussed in Note 3. As a result, FAFLIC distributed its interest in the property and casualty business after that date.

The Asset Accumulation group includes two segments: Allmerica Financial Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life and traditional life insurance products, as well as group retirement products, such as defined benefit and 401(k) plans and tax-sheltered annuities. Allmerica Financial Services also includes brokerage and non-institutional investment advisory services. Through its Allmerica Asset Management segment, the Company offers its customers the option of investing in GICs, such as long-term and short-term funding agreements. Short-term funding agreements are investment contracts issued to institutional buyers, such as money market funds, corporate cash management programs and securities lending collateral programs, which typically have short maturities and periodic interest rate resets based on an index such as LIBOR. Long-term funding agreements are investment contracts issued to various business or charitable trusts, which are used to support debt issued by the trust to foreign and domestic institutional buyers, such as banks, insurance companies and pension plans. These funding agreements have long maturities and may be issued with a fixed or variable interest rate based on an index such as LIBOR. This segment is also a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients. As a result of the aforementioned change in the AFC corporate structure, FAFLIC distributed its ownership of certain investment advisory business as of July 1, 1999.

In addition to the three operating segments, the Company has a Corporate segment, which consists primarily of cash, investments, corporate debt, Capital Securities and corporate overhead expenses. Corporate overhead expenses reflect costs not attributable to a particular segment, such as those generated by certain officers and directors, technology, finance, human resources and legal.

Management evaluates the results of the aforementioned segments based on a pre-tax and pre-minority interest basis. Segment income is determined by adjusting net income for net realized investment gains and losses, net gains and losses on disposals of businesses, discontinued operations, extraordinary items, the cumulative effect of accounting changes and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of segment income enhances understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business. However, segment income should not be construed as a substitute for net income determined in accordance with generally accepted accounting principles.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Summarized below is financial information with respect to business segments:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Segment revenues:
  Risk Management...........................................   $--       $1,075.2   $2,220.8
  Asset Accumulation
    Allmerica Financial Services............................    855.2       797.0      721.2
    Allmerica Asset Management..............................    137.8       144.5      121.7
                                                               ------    --------   --------
        Subtotal............................................    993.0       941.5      842.9
                                                               ------    --------   --------
  Corporate.................................................    --            0.4        2.3
  Intersegment revenues.....................................    --           (0.8)      (7.6)
                                                               ------    --------   --------
    Total segment revenues including Closed Block...........    993.0     2,016.3    3,058.4
                                                               ------    --------   --------
  Adjustment to segment revenues:
      Adjustment for Closed Block...........................    (97.2)      (92.1)     (98.4)
      Net realized gains....................................    (62.4)      100.3       60.9
                                                               ------    --------   --------
  Total revenues............................................   $833.4    $2,024.5   $3,020.9
                                                               ======    ========   ========

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                       2000       1999       1998
-------------                                                     --------   --------   --------
Segment income (loss) before income taxes and minority interest:
  Risk Management.............................................     $--       $   85.1   $  149.7
  Asset Accumulation
    Allmerica Financial Services..............................      224.4       207.1      169.0
    Allmerica Asset Management................................       17.3        21.3       23.7
                                                                   ------    --------   --------
        Subtotal..............................................      241.7       228.4      192.7
                                                                   ------    --------   --------
  Corporate...................................................      (30.5)      (38.6)     (45.2)
                                                                   ------    --------   --------
    Segment income before income taxes and minority interest...     211.2       274.9      297.2
                                                                   ------    --------   --------
  Adjustments to segment income:
    Net realized investment gains, net of amortization........      (57.5)      106.1       52.2
    Sales practice litigation expense.........................      --          --         (31.0)
    Restructuring costs.......................................      (11.0)      --          (9.0)
    Other items...............................................      --          --          (0.8)
                                                                   ------    --------   --------
  Income before taxes and minority interest...................     $142.7    $  381.0   $  308.6
                                                                   ======    ========   ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31
(IN MILLIONS)                                     2000        1999          2000           1999
-------------                                   ---------   ---------   ------------   ------------
                                                 IDENTIFIABLE ASSETS    DEFERRED ACQUISITION COSTS
Risk Management...............................  $   462.6   $   542.0    $     3.3      $     6.0
Asset Accumulation
  Allmerica Financial Services................   23,132.3    23,410.7      1,409.8        1,213.1
  Allmerica Asset Management..................    2,221.3     1,381.1          0.2            0.4
                                                ---------   ---------    ---------      ---------
      Total...................................  $25,816.2   $25,333.8    $ 1,413.3      $ 1,219.5
                                                =========   =========    =========      =========

14.  LEASE COMMITMENTS

Rental expenses for operating leases, including those related to the discontinued operations of the Company, amounted to $11.7 million, $22.2 million and $34.9 million in 2000, 1999, and 1998, respectively. These expenses relate primarily to building leases of the Company. At December 31, 2000, future minimum rental payments under non-cancelable operating leases were approximately $34.6 million, payable as follows: 2001 -- $16.2 million; 2002 -- $8.5 million; 2003 -- $6.0 million; 2004 -- $2.9 million, and $1.0 million thereafter. It is expected that, in the normal course of business, leases that expire will be renewed or replaced by leases on other property and equipment; thus, it is anticipated that future minimum lease commitments will not be less than the amounts shown for 2001.

15.  REINSURANCE

In the normal course of business, the Company seeks to reduce the losses that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT DURATION AND LONG DURATION CONTRACTS.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement (See Note 4). Prior to the AFC corporate reorganization, the Company was subject to concentration of risk with respect to this reinsurance agreement, which represented 10% or more of the Company's reinsurance business. Net premiums earned and losses and loss adjustment expenses ceded under this agreement in 1999 were $21.9 million and $35.0 million, respectively. In addition, the Company was subject to concentration of risk with respect to reinsurance ceded to various residual market mechanisms. As a condition to the ability to conduct certain business in various states, the Company was required to participate in various residual market mechanisms and pooling arrangements which provide various insurance coverages to individuals or other entities that are otherwise unable to purchase such coverage voluntarily provided by

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

private insurers. These market mechanisms and pooling arrangements included the Massachusetts Commonwealth Automobile Reinsurers ("CAR"), the Maine Workers' Compensation Residual Market Pool ("MWCRP") and the Michigan Catastrophic Claims Association ("MCCA"). Prior to the AFC corporate reorganization, both CAR and MCCA represented 10% or more of the Company's reinsurance business. As a servicing carrier in Massachusetts, the Company ceded a significant portion of its private passenger and commercial automobile premiums to CAR. Net premiums earned and losses and loss adjustment expenses ceded to CAR in 1999 and 1998 were $20.4 million and $21.4 million and $38.1 million and $32.3million respectively. The Company ceded to MCCA premiums earned and losses and loss adjustment expenses in 1999 and 1998 of $1.8 million and $30.6 million, $3.7 million and $18.0 million , respectively.

On June 2, 1998, the Company recorded a $124.2 million one-time reduction of its direct and ceded written premiums as a result of a return of excess surplus from MCCA. This transaction had no impact on the total net premiums recorded by the Company in 1998.

Because the MCCA is supported by assessments permitted by statute, and all amounts billed by the Company to CAR, MWCRP and MCCA have been paid when due, the Company believes that it has no significant exposure to uncollectible reinsurance balances.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Life and accident and health insurance premiums:
  Direct....................................................   $ 41.8    $   53.5   $   51.4
  Assumed...................................................      0.7         0.7        0.7
  Ceded.....................................................    (40.3)      (50.0)     (47.8)
                                                               ------    --------   --------
Net premiums................................................   $  2.2    $    4.2   $    4.3
                                                               ======    ========   ========
Property and casualty premiums written:
  Direct....................................................   $--       $1,089.0   $1,970.4
  Assumed...................................................    --           27.3       58.8
  Ceded.....................................................    --         (135.4)     (74.1)
                                                               ------    --------   --------
Net premiums................................................   $--       $  980.9   $1,955.1
                                                               ======    ========   ========
Property and casualty premiums earned:
  Direct....................................................   $--       $1,047.3   $1,966.8
  Assumed...................................................    --           30.3       64.5
  Ceded.....................................................    --         (127.3)     (66.1)
                                                               ------    --------   --------
Net premiums................................................   $--       $  950.3   $1,965.2
                                                               ======    ========   ========
Life insurance and other individual policy benefits, claims,
  Losses and loss adjustment expenses:
  Direct....................................................   $361.5    $  391.9   $  359.5
  Assumed...................................................      0.3         0.1        0.3
  Ceded.....................................................    (35.4)      (39.2)     (49.5)
                                                               ------    --------   --------
Net policy benefits, claims, losses and loss adjustment
  expenses..................................................   $326.4    $  352.8   $  310.3
                                                               ======    ========   ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Property and casualty benefits, claims, losses and loss
  Adjustment expenses:
  Direct....................................................   $--       $  805.6   $1,588.2
  Assumed...................................................                 25.9       62.7
  Ceded.....................................................               (128.0)    (158.2)
                                                               ------    --------   --------
Net policy benefits, claims, losses, and loss adjustment
  expenses..................................................   $--       $  703.5   $1,492.7
                                                               ======    ========   ========

16.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Balance at beginning of year................................  $1,219.5   $1,161.2   $  965.5
Acquisition expenses deferred...............................     297.5      419.2      638.2
Amortized to expense during the year........................     (81.8)    (240.9)    (449.6)
Adjustment for discontinued operations......................      (2.7)       3.4       (0.2)
Adjustment to equity during the year........................     (19.2)      39.3        7.3
Adjustment due to distribution of subsidiaries..............     --        (162.7)     --
                                                              --------   --------   --------
Balance at end of year......................................  $1,413.3   $1,219.5   $1,161.2
                                                              ========   ========   ========

17.  LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its estimates of liabilities for outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its property and casualty and its accident and health lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses related to the Company's accident and health business was $520.7 million and $601.3 million at December 31, 2000 and 1999, respectively. Accident and health claim liabilities were re-estimated for all prior years and were decreased by $18.6 million in 2000 and increased by $51.2 million in 1999. The decrease in 2000 primarily resulted from the Company's entrance into a reinsurance agreement which provided for the cession of the Company's long-term group disability reserves, partially offset by reserve strengthening in the reinsurance pool business. The 1999 increase resulted from the Company's reserve strengthening primarily in the EBS and reinsurance pool business.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The table below provides a reconciliation of the beginning and ending reserves for unpaid losses and LAE relating to the Company's property and casualty business prior to the AFC corporate reorganization.

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999        1998
-------------                                                 ---------   --------
Reserve for losses and LAE, beginning of the year...........  $ 2,597.3   $2,615.4
Incurred losses and LAE, net of reinsurance recoverable:
  Provision for insured events of the current year..........      795.6    1,609.0
  Decrease in provision for insured events of prior years...      (96.1)    (127.2)
                                                              ---------   --------
Total incurred losses and LAE...............................      699.5    1,481.8
                                                              ---------   --------
Payments, net of reinsurance recoverable:
  Losses and LAE attributable to insured events of current
    year....................................................      342.1      871.9
  Losses and LAE attributable to insured events of prior
    years...................................................      424.2      643.0
                                                              ---------   --------
Total payments                                                    766.3    1,514.9
                                                              ---------   --------
Change in reinsurance recoverable on unpaid losses..........       44.3       15.0
Distribution of subsidiaries................................   (2,574.8)     --
                                                              ---------   --------
Reserve for losses and LAE, end of year.....................  $  --       $2,597.3
                                                              =========   ========

As part of an ongoing process, the reserves were re-estimated for all prior accident years and were decreased by $96.1 million and $127.2 million in 1999 and 1998 respectively, reflecting increased favorable development on reserves for both losses and loss adjustment expenses.

Favorable development on prior years' loss reserves was $52.0 million and $58.9 million for the years ended December 31, 1999 and 1998 respectively. Favorable development on prior year's loss adjustment expense reserves was $44.1 million and $68.3 million prior to the AFC corporate reorganization in 1999 and for the year ended December 31, 1998. The increase in favorable development 1998 was primarily attributable to claims process improvement initiatives taken by the Company. The Company has lowered claim settlement costs through increased utilization of in-house attorneys and consolidation of claim offices.

This favorable development reflected the Company's reserving philosophy consistently applied over these periods. Conditions and trends that have affected development of the loss and LAE reserves in the past may not necessarily occur in the future.

Due to the nature of the business written by the Risk Management segment, the exposure to environmental liabilities was relatively small and therefore its reserves were relatively small compared to other types of liabilities. Loss and LAE reserves related to environmental damage and toxic tort liability, included in the reserve for losses and LAE, were $49.9 million, net of reinsurance of $14.2 million in 1998. The Company does not specifically underwrite policies that include this coverage, but as case law expands policy provisions and insurers' liability beyond the intended coverage, the Company may be required to defend such claims. The Company estimated its ultimate liability for these claims based upon currently known facts, reasonable assumptions where the facts are not known, current law and methodologies currently available. Although these outstanding claims were not significant, their existence gives rise to uncertainty and were discussed because of the possibility, however remote, that they may become significant. The Company believes that, notwithstanding the evolution of case law expanding liability in environmental claims, recorded reserves related to these claims were adequate. In addition, the Company is not aware of any litigation or pending

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

claims that may result in additional material liabilities in excess of recorded reserves. The environmental liability could be revised in the near term if the estimates used in determining the liability are revised.

18.  MINORITY INTEREST

As a result of the Company's divestiture of certain of its subsidiaries including its 84.5% ownership of the outstanding shares of the common stock of Allmerica P&C effective July 1, 1999, there is no minority interest reflected in the Consolidated Balance Sheets as of December 31, 2000 and 1999. The Company's interest in Allmerica P&C was represented by ownership of 70.0% of the outstanding shares of common stock at December 31, 1998. Earnings and shareholder's equity attributable to minority shareholders are included in minority interest in the consolidated financial statements through the period ended June 30, 1999 and for the year ended December 31, 1998.

19.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries, including FAFLIC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, the Company and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. FAFLIC recognized a $31.0 million pre-tax expense in 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

20.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. As of December 31, 2000, 49 out of 50 states have adopted the National Association of Insurance Commissioners proposed Codification, which provides for uniform statutory accounting principles. These principles are effective January 1, 2001. The Company is currently assessing the impact that the adoption of Codification will have on its statutory results of operations and financial position.

Statutory net income and surplus are as follows:

(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Statutory Net Income (Combined)
  Property and Casualty Companies (See Note 3)..............   $--        $322.6    $  180.7
  Life and Health Companies.................................    (43.6)     239.0        86.4

Statutory Shareholder's Surplus (Combined)
  Property and Casualty Companies (See Note 3)..............   $--        $--       $1,269.3
  Life and Health Companies.................................    528.5      590.1     1,164.1

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of First Allmerica Financial Life Insurance Company and the Policyowners of the Inheiritage Account of First Allmerica Financial Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Inheiritage Account of First Allmerica Financial Life Insurance Company at December 31, 2000, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of First Allmerica Financial Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the Funds, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 16, 2001

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2000

                                                              SELECT
                                                CORE        INVESTMENT       MONEY                     GOVERNMENT
                                              EQUITY(A)  GRADE INCOME*(A)    MARKET    EQUITY INDEX     BOND(C)
                                              ---------  ----------------  ----------  ------------  --------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................  $ 713,980     $  47,079      $1,483,355   $ 747,680      $      --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............         --            --              --          --             --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP II).........         --            --              --          --             --
Investment in shares of T. Rowe Price
  International Series, Inc.................         --            --              --          --             --
Investment in shares of Delaware Group
  Premium Fund..............................         --            --              --          --             --
                                              ---------     ---------      ----------   ---------      ---------
  Total assets..............................    713,980        47,079       1,483,355     747,680             --

LIABILITIES:                                         --            --              --          --             --
                                              ---------     ---------      ----------   ---------      ---------
  Net assets................................  $ 713,980     $  47,079      $1,483,355   $ 747,680      $      --
                                              =========     =========      ==========   =========      =========

Net asset distribution by category:
  Variable life policies....................  $ 713,980     $  47,079      $1,483,355   $ 747,680      $      --
                                              =========     =========      ==========   =========      =========

Units outstanding, December 31, 2000........    344,243        38,180       1,191,540     333,956             --
Net asset value per unit, December 31,
  2000......................................  $2.074059     $1.233073      $ 1.244905   $2.238857      $1.081970

                                                   SELECT                          SELECT                           SELECT
                                                 AGGRESIVE         SELECT          GROWTH       SELECT VALUE      INVESTMENT
                                                   GROWTH          GROWTH        AND INCOME     OPPORTUNITY   GRADE INCOME***(B)
                                              ----------------  ------------  ----------------  ------------  ------------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................     $1,061,544      $1,265,814      $ 743,476       $ 609,786        $ 111,402
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............             --              --             --              --               --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP II).........             --              --             --              --               --
Investment in shares of T. Rowe Price
  International Series, Inc.................             --              --             --              --               --
Investment in shares of Delaware Group
  Premium Fund..............................             --              --             --              --               --
                                                 ----------      ----------      ---------       ---------        ---------
  Total assets..............................      1,061,544       1,265,814        743,476         609,786          111,402
LIABILITIES:                                             --              --             --              --               --
                                                 ----------      ----------      ---------       ---------        ---------
  Net assets................................     $1,061,544      $1,265,814      $ 743,476       $ 609,786        $ 111,402
                                                 ==========      ==========      =========       =========        =========
Net asset distribution by category:
  Variable life policies....................     $1,061,544      $1,265,814      $ 743,476       $ 609,786        $ 111,402
                                                 ==========      ==========      =========       =========        =========
Units outstanding, December 31, 2000........        665,614         568,437        411,783         306,528          103,525
Net asset value per unit, December 31,
  2000......................................     $ 1.594833      $ 2.226832      $1.805504       $1.989329        $1.076084

                                                 SELECT
                                              INTERNATIONAL
                                                 EQUITY
                                              -------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................    $ 763,188
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............           --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP II).........           --
Investment in shares of T. Rowe Price
  International Series, Inc.................           --
Investment in shares of Delaware Group
  Premium Fund..............................           --
                                                ---------
  Total assets..............................      763,188
LIABILITIES:                                           --
                                                ---------
  Net assets................................    $ 763,188
                                                =========
Net asset distribution by category:
  Variable life policies....................    $ 763,188
                                                =========
Units outstanding, December 31, 2000........      400,244
Net asset value per unit, December 31,
  2000......................................    $1.906806

*   Available only in Variable Inheiritage product. See Note 1.

*** Available only in Select Inheiritage product. See Note 1.

(a) Name changed. See Note 1.

(b) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 7.

(c) For the year ended 12/31/00, there were no transactions.
   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2000

                                                 SELECT       SELECT       SELECT                                      FIDELITY
                                                CAPITAL      EMERGING    STRATEGIC   FIDELITY VIP   FIDELITY VIP         VIP
                                              APPRECIATION    MARKETS      GROWTH    HIGH INCOME   EQUITY-INCOME        GROWTH
                                              ------------  -----------  ----------  ------------  --------------  ----------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................   $ 780,820     $  87,915   $ 104,468    $      --      $       --       $       --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............          --            --          --      253,501       1,004,865        1,727,771
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP II).........          --            --          --           --              --               --
Investment in shares of T. Rowe Price
  International Series, Inc.................          --            --          --           --              --               --
Investment in shares of Delaware Group
  Premium Fund..............................          --            --          --           --              --               --
                                               ---------     ---------   ---------    ---------      ----------       ----------
  Total assets..............................     780,820        87,915     104,468      253,501       1,004,865        1,727,771

LIABILITIES:................................          --            --          --           --              --               --
                                               ---------     ---------   ---------    ---------      ----------       ----------
  Net assets................................   $ 780,820     $  87,915   $ 104,468    $ 253,501      $1,004,865       $1,727,771
                                               =========     =========   =========    =========      ==========       ==========
Net asset distribution by category:
  Variable life policies....................   $ 780,820     $  87,915   $ 104,468    $ 253,501      $1,004,865       $1,727,771
                                               =========     =========   =========    =========      ==========       ==========
Units outstanding, December 31, 2000........     314,809       111,147     151,412      247,385         514,718          764,128
Net asset value per unit, December 31,
  2000......................................   $2.480294     $0.790980   $0.689961    $1.024723      $ 1.952264       $ 2.261101

                                                FIDELITY                      T. ROWE PRICE      DGPF
                                                  VIP       FIDELITY VIP II   INTERNATIONAL  INTERNATIONAL
                                                OVERSEAS     ASSET MANAGER        STOCK         EQUITY
                                              ------------  ----------------  -------------  -------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................   $      --       $      --        $      --      $      --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............      75,043              --               --             --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP II).........          --          42,528               --             --
Investment in shares of T. Rowe Price
  International Series, Inc.................          --              --          283,405             --
Investment in shares of Delaware Group
  Premium Fund..............................          --              --               --        197,314
                                               ---------       ---------        ---------      ---------
  Total assets..............................      75,043          42,528          283,405        197,314
LIABILITIES:................................          --              --               --             --
                                               ---------       ---------        ---------      ---------
  Net assets................................   $  75,043       $  42,528        $ 283,405      $ 197,314
                                               =========       =========        =========      =========
Net asset distribution by category:
  Variable life policies....................   $  75,043       $  42,528        $ 283,405      $ 197,314
                                               =========       =========        =========      =========
Units outstanding, December 31, 2000........      47,354          23,209          194,033        122,992
Net asset value per unit, December 31,
  2000......................................   $1.584709       $1.832408        $1.460607      $1.604284

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                            STATEMENTS OF OPERATIONS

                                                                          SELECT INVESTMENT GRADE
                                             CORE EQUITY(A)                      INCOME*(A)
                                           FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                              DECEMBER 31,                      DECEMBER 31,
                                     -------------------------------   ------------------------------
                                       2000        1999       1998       2000       1999       1998
                                     ---------   --------   --------   --------   --------   --------
INVESTMENT INCOME:
  Dividends........................  $   3,987   $  3,478   $ 3,863     $2,836    $ 2,450     $1,685
                                     ---------   --------   -------     ------    -------     ------
EXPENSES:
  Mortality and expense risk
    fees...........................      6,510      4,866     3,256        382        338        246
  Administrative expense fees......      1,836      1,373       918        108         96         70
                                     ---------   --------   -------     ------    -------     ------
    Total expenses.................      8,346      6,239     4,174        490        434        316
                                     ---------   --------   -------     ------    -------     ------
  Net investment income (loss).....     (4,359)    (2,761)     (311)     2,346      2,016      1,369
                                     ---------   --------   -------     ------    -------     ------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............     72,815     47,919     3,565         --         32         --
  Net realized gain (loss) from
    sales of investments...........      3,098      1,090    (3,875)       (77)       (99)         4
                                     ---------   --------   -------     ------    -------     ------
    Net realized gain (loss).......     75,913     49,009      (310)       (77)       (67)         4
  Net unrealized gain (loss).......   (149,335)    95,154    57,199      1,516     (2,718)       182
                                     ---------   --------   -------     ------    -------     ------
    Net realized and unrealized
      gain (loss)..................    (73,422)   144,163    56,889      1,439     (2,785)       186
                                     ---------   --------   -------     ------    -------     ------
    Net increase (decrease) in net
      assets from operations.......  $ (77,781)  $141,402   $56,578     $3,785    $  (769)    $1,555
                                     =========   ========   =======     ======    =======     ======


                                              MONEY MARKET                     EQUITY INDEX
                                           FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                              DECEMBER 31,                     DECEMBER 31,
                                     ------------------------------   -------------------------------
                                       2000       1999       1998       2000        1999       1998
                                     --------   --------   --------   ---------   --------   --------
INVESTMENT INCOME:
  Dividends........................  $62,277    $35,732    $22,564    $   6,628   $  5,780   $ 4,716
                                     -------    -------    -------    ---------   --------   -------
EXPENSES:
  Mortality and expense risk
    fees...........................    9,061      6,362      3,752        6,560      5,510     3,531
  Administrative expense fees......    2,556      1,794      1,058        1,850      1,554       996
                                     -------    -------    -------    ---------   --------   -------
    Total expenses.................   11,617      8,156      4,810        8,410      7,064     4,527
                                     -------    -------    -------    ---------   --------   -------
  Net investment income (loss).....   50,660     27,576     17,754       (1,782)    (1,284)      189
                                     -------    -------    -------    ---------   --------   -------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............       --         --         --       72,854        931    12,481
  Net realized gain (loss) from
    sales of investments...........       --         --         --        5,485     11,229     1,893
                                     -------    -------    -------    ---------   --------   -------
    Net realized gain (loss).......       --         --         --       78,339     12,160    14,374
  Net unrealized gain (loss).......       --         --         --     (156,054)    97,115    81,814
                                     -------    -------    -------    ---------   --------   -------
    Net realized and unrealized
      gain (loss)..................       --         --         --      (77,715)   109,275    96,188
                                     -------    -------    -------    ---------   --------   -------
    Net increase (decrease) in net
      assets from operations.......  $50,660    $27,576    $17,754    $ (79,497)  $107,991   $96,377
                                     =======    =======    =======    =========   ========   =======

*   Available only in Variable Inheiritage product. See Note 1.

(a) Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                            GOVERNMENT BOND              SELECT AGGRESSIVE GROWTH
                                           FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                              DECEMBER 31,                     DECEMBER 31,
                                     ------------------------------   -------------------------------
                                       2000       1999       1998       2000        1999       1998
                                     --------   --------   --------   ---------   --------   --------
INVESTMENT INCOME:
  Dividends........................    $ --       $ --       $ --     $      --   $     --   $     --
                                       ----       ----       ----     ---------   --------   --------
EXPENSES:
  Mortality and expense risk
    fees...........................      --         --          4        10,395      5,576      3,499
  Administrative expense fees......      --         --          2         2,932      1,572        987
                                       ----       ----       ----     ---------   --------   --------
    Total expenses.................      --         --          6        13,327      7,148      4,486
                                       ----       ----       ----     ---------   --------   --------
  Net investment income (loss).....      --         --         (6)      (13,327)    (7,148)    (4,486)
                                       ----       ----       ----     ---------   --------   --------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............      --         --         --       221,442         --         --
  Net realized gain (loss) from
    sales of investments...........      --         --         77         6,581    141,447    (10,294)
                                       ----       ----       ----     ---------   --------   --------
    Net realized gain (loss).......      --         --         77       228,023    141,447    (10,294)
  Net unrealized gain (loss).......      --         --        186      (575,918)    97,392     57,544
                                       ----       ----       ----     ---------   --------   --------
    Net realized and unrealized
      gain (loss)..................      --         --        263      (347,895)   238,839     47,250
                                       ----       ----       ----     ---------   --------   --------
    Net increase (decrease) in net
      assets from operations.......    $ --       $ --       $257     $(361,222)  $231,691   $ 42,764
                                       ====       ====       ====     =========   ========   ========

                                              SELECT GROWTH               SELECT GROWTH AND INCOME
                                           FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                              DECEMBER 31,                      DECEMBER 31,
                                     -------------------------------   -------------------------------
                                       2000        1999       1998       2000        1999       1998
                                     ---------   --------   --------   ---------   --------   --------
INVESTMENT INCOME:
  Dividends........................  $      --   $    462   $    416   $   4,705   $ 3,652    $ 2,243
                                     ---------   --------   --------   ---------   -------    -------
EXPENSES:
  Mortality and expense risk
    fees...........................     11,569      7,907      3,949       5,663     2,929      1,551
  Administrative expense fees......      3,262      2,230      1,113       1,598       826        437
                                     ---------   --------   --------   ---------   -------    -------
    Total expenses.................     14,831     10,137      5,062       7,261     3,755      1,988
                                     ---------   --------   --------   ---------   -------    -------
  Net investment income (loss).....    (14,831)    (9,675)    (4,646)     (2,556)     (103)       255
                                     ---------   --------   --------   ---------   -------    -------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............    154,986     29,333      4,267     106,486    22,406        628
  Net realized gain (loss) from
    sales of investments...........     14,671    104,346     39,785      (1,344)    6,116        714
                                     ---------   --------   --------   ---------   -------    -------
    Net realized gain (loss).......    169,657    133,679     44,052     105,142    28,522      1,342
  Net unrealized gain (loss).......   (428,265)   130,171     81,796    (189,901)   27,538     23,841
                                     ---------   --------   --------   ---------   -------    -------
    Net realized and unrealized
      gain (loss)..................   (258,608)   263,850    125,848     (84,759)   56,060     25,183
                                     ---------   --------   --------   ---------   -------    -------
    Net increase (decrease) in net
      assets from operations.......  $(273,439)  $254,175   $121,202   $ (87,315)  $55,957    $25,438
                                     =========   ========   ========   =========   =======    =======

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                              SELECT INVESTMENT GRADE
                                                                                    INCOME***(B)
                                                                       --------------------------------------
                                         SELECT VALUE OPPORTUNITY         FOR THE YEAR
                                            FOR THE YEAR ENDED                ENDED
                                               DECEMBER 31,               DECEMBER 31,           FOR THE
                                      ------------------------------   -------------------   PERIOD 9/11/98**
                                        2000       1999       1998       2000       1999       TO 12/31/98
                                      --------   --------   --------   --------   --------   ----------------
INVESTMENT INCOME:
  Dividends........................   $  1,754   $      2   $ 2,923     $5,833    $ 3,225         $ 198
                                      --------   --------   -------     ------    -------         -----
EXPENSES:
  Mortality and expense risk
    fees...........................      4,504      3,498     2,653        738        436            18
  Administrative expense fees......      1,271        986       748        205        120             5
                                      --------   --------   -------     ------    -------         -----
    Total expenses.................      5,775      4,484     3,401        943        556            23
                                      --------   --------   -------     ------    -------         -----
  Net investment income (loss).....     (4,021)    (4,482)     (478)     4,890      2,669           175
                                      --------   --------   -------     ------    -------         -----
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............      4,584     22,469     1,102         --        368            --
  Net realized gain (loss) from
    sales of investments...........      1,567     (5,213)      210        (44)    (3,256)          (99)
                                      --------   --------   -------     ------    -------         -----
    Net realized gain (loss).......      6,151     17,256     1,312        (44)    (2,888)          (99)
  Net unrealized gain (loss).......    129,731    (32,247)   11,599      2,922     (1,379)          (74)
                                      --------   --------   -------     ------    -------         -----
    Net realized and unrealized
      gain (loss)..................    135,882    (14,991)   12,911      2,878     (4,267)         (173)
                                      --------   --------   -------     ------    -------         -----
    Net increase (decrease) in net
      assets from operations.......   $131,861   $(19,473)  $12,433     $7,768    $(1,598)        $   2
                                      ========   ========   =======     ======    =======         =====


                                       SELECT INTERNATIONAL EQUITY      SELECT CAPITAL APPRECIATION
                                           FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                              DECEMBER 31,                      DECEMBER 31,
                                     -------------------------------   ------------------------------
                                       2000        1999       1998       2000       1999       1998
                                     ---------   --------   --------   --------   --------   --------
INVESTMENT INCOME:
  Dividends........................  $   3,179   $     --   $ 5,861    $    --    $    --    $    --
                                     ---------   --------   -------    -------    -------    -------
EXPENSES:
  Mortality and expense risk
    fees...........................      5,979      4,315     2,853      5,867      2,992      1,793
  Administrative expense fees......      1,686      1,217       805      1,627        829        497
                                     ---------   --------   -------    -------    -------    -------
    Total expenses.................      7,665      5,532     3,658      7,494      3,821      2,290
                                     ---------   --------   -------    -------    -------    -------
  Net investment income (loss).....     (4,486)    (5,532)    2,203     (7,494)    (3,821)    (2,290)
                                     ---------   --------   -------    -------    -------    -------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............     21,708         --        --     21,660        471     37,120
  Net realized gain (loss) from
    sales of investments...........     11,282    156,072    91,619     12,130      7,839      1,243
                                     ---------   --------   -------    -------    -------    -------
    Net realized gain (loss).......     32,990    156,072    91,619     33,790      8,310     38,363
  Net unrealized gain (loss).......   (101,661)    40,758     5,108       (584)    80,636     (8,993)
                                     ---------   --------   -------    -------    -------    -------
    Net realized and unrealized
      gain (loss)..................    (68,671)   196,830    96,727     33,206     88,946     29,370
                                     ---------   --------   -------    -------    -------    -------
    Net increase (decrease) in net
      assets from operations.......  $ (73,157)  $191,298   $98,930    $25,712    $85,125    $27,080
                                     =========   ========   =======    =======    =======    =======

----------------------------------

**  Date of initial investment.

*** Available only in Select Inheiritage product. See Note 1.

(b) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                            SELECT EMERGING MARKETS                  SELECT STRATEGIC GROWTH
                                        FOR THE YEAR                             FOR THE YEAR
                                            ENDED                                    ENDED
                                        DECEMBER 31,           FOR THE           DECEMBER 31,           FOR THE
                                     -------------------   PERIOD 5/11/98**   -------------------   PERIOD 5/11/98**
                                       2000       1999       TO 12/31/98        2000       1999       TO 12/31/98
                                     --------   --------   ----------------   --------   --------   ----------------
INVESTMENT INCOME:
  Dividends........................  $    145     $  6          $  --         $      6    $  250         $  --
                                     --------     ----          -----         --------    ------         -----
EXPENSES:
  Mortality and expense risk
    fees...........................       749        7             --            1,075       218            --
  Administrative expense fees......       208        2             --              298        61            --
                                     --------     ----          -----         --------    ------         -----
    Total expenses.................       957        9             --            1,373       279            --
                                     --------     ----          -----         --------    ------         -----
  Net investment income (loss).....      (812)      (3)            --           (1,367)      (29)           --
                                     --------     ----          -----         --------    ------         -----
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............     2,277       --             --            4,077        --            --
  Net realized gain (loss) from
    sales of investments...........    (4,049)     242             --               (4)        2            --
                                     --------     ----          -----         --------    ------         -----
    Net realized gain (loss).......    (1,772)     242             --            4,073         2            --
  Net unrealized gain (loss).......   (44,853)     732             (4)         (65,305)    9,597            (1)
                                     --------     ----          -----         --------    ------         -----
    Net realized and unrealized
      gain (loss)..................   (46,625)     974             (4)         (61,232)    9,599            (1)
                                     --------     ----          -----         --------    ------         -----
    Net increase (decrease) in net
      assets from operations.......  $(47,437)    $971          $  (4)        $(62,599)   $9,570         $  (1)
                                     ========     ====          =====         ========    ======         =====


                                        FIDELITY VIP HIGH INCOME
                                           FOR THE YEAR ENDED
                                              DECEMBER 31,
                                     ------------------------------
                                       2000       1999       1998
                                     --------   --------   --------
INVESTMENT INCOME:
  Dividends........................  $ 18,024   $21,882    $10,236
                                     --------   -------    -------
EXPENSES:
  Mortality and expense risk
    fees...........................     2,615     2,766      1,769
  Administrative expense fees......       738       780        498
                                     --------   -------    -------
    Total expenses.................     3,353     3,546      2,267
                                     --------   -------    -------
  Net investment income (loss).....    14,671    18,336      7,969
                                     --------   -------    -------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............        --       818      6,504
  Net realized gain (loss) from
    sales of investments...........   (68,145)   10,465     (2,623)
                                     --------   -------    -------
    Net realized gain (loss).......   (68,145)   11,283      3,881
  Net unrealized gain (loss).......   (22,193)    3,242       (792)
                                     --------   -------    -------
    Net realized and unrealized
      gain (loss)..................   (90,338)   14,525      3,089
                                     --------   -------    -------
    Net increase (decrease) in net
      assets from operations.......  $(75,667)  $32,861    $11,058
                                     ========   =======    =======

**  Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                  FIDELITY VIP EQUITY-INCOME           FIDELITY VIP GROWTH             FIDELITY VIP OVERSEAS
                                      FOR THE YEAR ENDED               FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                         DECEMBER 31,                     DECEMBER 31,                      DECEMBER 31,
                                ------------------------------   -------------------------------   ------------------------------
                                  2000       1999       1998       2000        1999       1998       2000       1999       1998
                                --------   --------   --------   ---------   --------   --------   --------   --------   --------
INVESTMENT INCOME:
  Dividends...................  $15,820    $10,713    $ 5,066    $   1,654   $  1,316   $  1,975   $ 10,620   $   357    $   240
                                -------    -------    -------    ---------   --------   --------   --------   -------    -------
EXPENSES:
  Mortality and expense risk
    fees......................    8,336      7,359      4,172       15,706      8,648      4,337      1,103       788        211
  Administrative expense
    fees......................    2,351      2,075      1,176        4,430      2,439      1,223        306       218         59
                                -------    -------    -------    ---------   --------   --------   --------   -------    -------
    Total expenses............   10,687      9,434      5,348       20,136     11,087      5,560      1,409     1,006        270
                                -------    -------    -------    ---------   --------   --------   --------   -------    -------
  Net investment income
    (loss)....................    5,133      1,279       (282)     (18,482)    (9,771)    (3,585)     9,211      (649)       (30)
                                -------    -------    -------    ---------   --------   --------   --------   -------    -------
REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain distributions
    from portfolio sponsors...   59,599     23,681     18,029      164,600     82,759     51,661     66,877       575        709
  Net realized gain (loss)
    from sales of
    investments...............   (1,380)     8,419        502       31,088     13,335     39,829    (13,562)   64,810     16,693
                                -------    -------    -------    ---------   --------   --------   --------   -------    -------
    Net realized gain
     (loss)...................   58,219     32,100     18,531      195,688     96,094     91,490     53,315    65,385     17,402
  Net unrealized gain
    (loss)....................      361      3,380     33,657     (428,383)   244,343     81,513    (23,648)    5,864      1,956
                                -------    -------    -------    ---------   --------   --------   --------   -------    -------
    Net realized and
     unrealized gain (loss)...   58,580     35,480     52,188     (232,695)   340,437    173,003     29,667    71,249     19,358
                                -------    -------    -------    ---------   --------   --------   --------   -------    -------
    Net increase (decrease) in
     net assets from
     operations...............  $63,713    $36,759    $51,906    $(251,177)  $330,666   $169,418   $ 38,878   $70,600    $19,328
                                =======    =======    =======    =========   ========   ========   ========   =======    =======

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                     FIDELITY VIP II ASSET                T. ROWE PRICE
                                            MANAGER                    INTERNATIONAL STOCK           DGPF INTERNATIONAL EQUITY
                                       FOR THE YEAR ENDED               FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                          DECEMBER 31,                     DECEMBER 31,                     DECEMBER 31,
                                 ------------------------------   ------------------------------   ------------------------------
                                   2000       1999       1998       2000       1999       1998       2000       1999       1998
                                 --------   --------   --------   --------   --------   --------   --------   --------   --------
INVESTMENT INCOME:
  Dividends....................  $ 1,267     $1,589     $1,182    $  1,851   $  1,032   $ 2,242    $ 3,863    $ 3,577    $ 4,001
                                 -------     ------     ------    --------   --------   -------    -------    -------    -------
EXPENSES:
  Mortality and expense risk
    fees.......................      374        445        387       4,778      2,360     1,382      1,687      1,534      1,217
  Administrative expense
    fees.......................      105        126        109       1,347        665       390        476        432        343
                                 -------     ------     ------    --------   --------   -------    -------    -------    -------
    Total expenses.............      479        571        496       6,125      3,025     1,772      2,163      1,966      1,560
                                 -------     ------     ------    --------   --------   -------    -------    -------    -------
  Net investment income
    (loss).....................      788      1,018        686      (4,274)    (1,993)      470      1,700      1,611      2,441
                                 -------     ------     ------    --------   --------   -------    -------    -------    -------
REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain distributions
    from portfolio sponsors....    2,984      2,013      3,547       8,887      3,242       791      3,167        261         --
  Net realized gain (loss) from
    sales of investments.......        3      1,251      1,341     231,607    138,003     7,871     16,899     23,884     14,098
                                 -------     ------     ------    --------   --------   -------    -------    -------    -------
    Net realized gain (loss)...    2,987      3,264      4,888     240,494    141,245     8,662     20,066     24,145     14,098
  Net unrealized gain (loss)...   (5,963)      (305)       396      (3,811)    (2,134)   12,711     (1,419)     4,184      6,737
                                 -------     ------     ------    --------   --------   -------    -------    -------    -------
    Net realized and unrealized
     gain (loss)...............   (2,976)     2,959      5,284     236,683    139,111    21,373     18,647     28,329     20,835
                                 -------     ------     ------    --------   --------   -------    -------    -------    -------
    Net increase (decrease) in
     net assets from
     operations................  $(2,188)    $3,977     $5,970    $232,409   $137,118   $21,843    $20,347    $29,940    $23,276
                                 =======     ======     ======    ========   ========   =======    =======    =======    =======

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SELECT INVESTMENT GRADE
                                           CORE EQUITY(A)                     INCOME*(A)
                                      YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                   ------------------------------   ------------------------------
                                     2000       1999       1998       2000       1999       1998
                                   --------   --------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).....................  $ (4,359)  $ (2,761)  $   (311)  $ 2,346    $ 2,016    $ 1,369
    Net realized gain (loss).....    75,913     49,009       (310)      (77)       (67)         4
    Net unrealized gain (loss)...  (149,335)    95,154     57,199     1,516     (2,718)       182
                                   --------   --------   --------   -------    -------    -------
    Net increase (decrease) in
      net assets
      from operations............   (77,781)   141,402     56,578     3,785       (769)     1,555
                                   --------   --------   --------   -------    -------    -------
  FROM POLICY TRANSACTIONS:
    Net premiums.................    54,470     45,890     50,688     5,126      5,178      2,438
    Terminations.................      (246)        --         --        --         --         --
    Insurance and other
      charges....................    (8,474)    (5,414)    (2,974)     (149)      (244)      (185)
    Transfers between
      sub-accounts
      (including fixed account),
      net........................    45,010     79,873     79,703      (452)     3,472     24,317
    Other transfers from (to) the
      General Account............    (6,445)       (27)       210        --          7        344
    Net increase (decrease) in
      investment by Sponsor......        --         --         --        --         --         --
                                   --------   --------   --------   -------    -------    -------
    Net increase (decrease) in
      net assets
      from policy transactions...    84,315    120,322    127,627     4,525      8,413     26,914
                                   --------   --------   --------   -------    -------    -------
    Net increase (decrease) in
      net assets.................     6,534    261,724    184,205     8,310      7,644     28,469

NET ASSETS:
  Beginning of year..............   707,446    445,722    261,517    38,769     31,125      2,656
                                   --------   --------   --------   -------    -------    -------
  End of year....................  $713,980   $707,446   $445,722   $47,079    $38,769    $31,125
                                   ========   ========   ========   =======    =======    =======


                                              MONEY MARKET                       EQUITY INDEX
                                        YEAR ENDED DECEMBER 31,            YEAR ENDED DECEMBER 31,
                                   ----------------------------------   ------------------------------
                                      2000        1999        1998        2000       1999       1998
                                   ----------   ---------   ---------   --------   --------   --------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).....................  $   50,660   $  27,576   $  17,754   $ (1,782)  $ (1,284)  $    189
    Net realized gain (loss).....          --          --          --     78,339     12,160     14,374
    Net unrealized gain (loss)...          --          --          --   (156,054)    97,115     81,814
                                   ----------   ---------   ---------   --------   --------   --------
    Net increase (decrease) in
      net assets
      from operations............      50,660      27,576      17,754    (79,497)   107,991     96,377
                                   ----------   ---------   ---------   --------   --------   --------
  FROM POLICY TRANSACTIONS:
    Net premiums.................     910,624     579,645     416,713     77,253     96,260    126,974
    Terminations.................     (69,710)         --          --         --    (10,329)        --
    Insurance and other
      charges....................     (16,462)    (17,721)    (11,059)   (24,703)   (22,231)   (18,572)
    Transfers between
      sub-accounts
      (including fixed account),
      net........................      90,971    (749,317)   (299,357)    80,982      5,537     24,344
    Other transfers from (to) the
      General Account............     (11,858)        145         (78)    (3,101)       (20)       156
    Net increase (decrease) in
      investment by Sponsor......          --          --          --         --         --         --
                                   ----------   ---------   ---------   --------   --------   --------
    Net increase (decrease) in
      net assets
      from policy transactions...     903,565    (187,248)    106,219    130,431     69,217    132,902
                                   ----------   ---------   ---------   --------   --------   --------
    Net increase (decrease) in
      net assets.................     954,225    (159,672)    123,973     50,934    177,208    229,279
NET ASSETS:
  Beginning of year..............     529,130     688,802     564,829    696,746    519,538    290,259
                                   ----------   ---------   ---------   --------   --------   --------
  End of year....................  $1,483,355   $ 529,130   $ 688,802   $747,680   $696,746   $519,538
                                   ==========   =========   =========   ========   ========   ========

*   Available only in Variable Inheiritage product. See Note 1.

(a) Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                             GOVERNMENT BOND                 SELECT AGGRESSIVE GROWTH
                                                YEAR ENDED                          YEAR ENDED
                                               DECEMBER 31,                        DECEMBER 31,
                                    ----------------------------------   --------------------------------
                                       2000         1999        1998        2000        1999       1998
                                    ----------   ----------   --------   ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)......................  $      --    $      --    $     (6)  $  (13,327)  $ (7,148)  $ (4,486)
    Net realized gain (loss)......         --           --          77      228,023    141,447    (10,294)
    Net unrealized gain (loss)....         --           --         186     (575,918)    97,392     57,544
                                    ----------   ----------   --------   ----------   --------   --------
    Net increase (decrease) in net
      assets
      from operations.............         --           --         257     (361,222)   231,691     42,764
                                    ----------   ----------   --------   ----------   --------   --------
  FROM POLICY TRANSACTIONS:
    Net premiums..................         --           --          --      223,759    108,617     70,390
    Terminations..................         --           --          --       (1,434)    (7,928)    (1,522)
    Insurance and other charges...         --           --          --      (10,178)    (3,783)    (2,135)
    Transfers between sub-accounts
      (including fixed account),
      net.........................         --           --     (21,895)     283,369     73,759    109,886
    Other transfers from (to) the
      General Account.............         --           --        (300)      (6,099)       498     (3,148)
    Net increase (decrease) in
      investment
      by Sponsor..................         --           --          --           --         --         --
                                    ----------   ----------   --------   ----------   --------   --------
    Net increase (decrease) in net
      assets
      from policy transactions....         --           --     (22,195)     489,417    171,163    173,471
                                    ----------   ----------   --------   ----------   --------   --------
    Net increase (decrease) in net
      assets......................         --           --     (21,938)     128,195    402,854    216,235

NET ASSETS:
  Beginning of year...............         --           --      21,938      933,349    530,495    314,260
                                    ----------   ----------   --------   ----------   --------   --------
  End of year.....................  $      --    $      --    $     --   $1,061,544   $933,349   $530,495
                                    ==========   ==========   ========   ==========   ========   ========

                                              SELECT GROWTH                 SELECT GROWTH AND INCOME
                                                YEAR ENDED                         YEAR ENDED
                                               DECEMBER 31,                       DECEMBER 31,
                                    ----------------------------------   ------------------------------
                                       2000         1999        1998       2000       1999       1998
                                    ----------   ----------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)......................  $  (14,831)  $   (9,675)  $ (4,646)  $ (2,556)  $   (103)  $    255
    Net realized gain (loss)......     169,657      133,679     44,052    105,142     28,522      1,342
    Net unrealized gain (loss)....    (428,265)     130,171     81,796   (189,901)    27,538     23,841
                                    ----------   ----------   --------   --------   --------   --------
    Net increase (decrease) in net
      assets
      from operations.............    (273,439)     254,175    121,202    (87,315)    55,957     25,438
                                    ----------   ----------   --------   --------   --------   --------
  FROM POLICY TRANSACTIONS:
    Net premiums..................     308,705      254,938    110,162    295,701    182,895     42,234
    Terminations..................      (2,725)          --         --         --         --         --
    Insurance and other charges...     (16,150)      (7,389)    (2,919)   (13,012)    (4,731)    (2,251)
    Transfers between sub-accounts
      (including fixed account),
      net.........................     106,296      (40,047)   171,632     71,075     26,179     24,346
    Other transfers from (to) the
      General Account.............       1,680          486     (2,077)      (672)      (300)    (3,674)
    Net increase (decrease) in
      investment
      by Sponsor..................          --           --         --         --         --         --
                                    ----------   ----------   --------   --------   --------   --------
    Net increase (decrease) in net
      assets
      from policy transactions....     397,806      207,988    276,798    353,092    204,043     60,655
                                    ----------   ----------   --------   --------   --------   --------
    Net increase (decrease) in net
      assets......................     124,367      462,163    398,000    265,777    260,000     86,093
NET ASSETS:
  Beginning of year...............   1,141,447      679,284    281,284    477,699    217,699    131,606
                                    ----------   ----------   --------   --------   --------   --------
  End of year.....................  $1,265,814   $1,141,447   $679,284   $743,476   $477,699   $217,699
                                    ==========   ==========   ========   ========   ========   ========

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                           SELECT INVESTMENT
                                                                                 GRADE
                                            SELECT VALUE OPPORTUNITY         INCOME***(B)
                                                   YEAR ENDED                 YEAR ENDED
                                                  DECEMBER 31,               DECEMBER 31,           PERIOD
                                         ------------------------------   -------------------   FROM 9/11/98**
                                           2000       1999       1998       2000       1999       TO 12/31/98
                                         --------   --------   --------   --------   --------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).......  $ (4,021)  $ (4,482)  $   (478)  $  4,890   $ 2,669        $   175
    Net realized gain (loss)...........     6,151     17,256      1,312        (44)   (2,888)           (99)
    Net unrealized gain (loss).........   129,731    (32,247)    11,599      2,922    (1,379)           (74)
                                         --------   --------   --------   --------   -------        -------
    Net increase (decrease) in net
      assets
      from operations..................   131,861    (19,473)    12,433      7,768    (1,598)             2
                                         --------   --------   --------   --------   -------        -------
  FROM POLICY TRANSACTIONS:
    Net premiums.......................    84,093     68,396     42,107     44,741    40,078          3,071
    Terminations.......................        --     (3,875)        --         --        --             --
    Insurance and other charges........    (5,533)    (3,905)    (2,372)    (2,909)     (507)           (45)
    Transfers between sub-accounts
      (including fixed account), net...      (715)    19,133     43,016       (995)   12,738          9,085
    Other transfers from (to) the
      General Account..................   (10,752)       (68)       (43)         2       (28)            (1)
    Net increase (decrease) in
      investment
      by Sponsor.......................        --         --         --         --        --             --
                                         --------   --------   --------   --------   -------        -------
    Net increase (decrease) in net
      assets
      from policy transactions.........    67,093     79,681     82,708     40,839    52,281         12,110
                                         --------   --------   --------   --------   -------        -------
    Net increase (decrease) in net
      assets...........................   198,954     60,208     95,141     48,607    50,683         12,112

NET ASSETS:
  Beginning of year....................   410,832    350,624    255,483     62,795    12,112             --
                                         --------   --------   --------   --------   -------        -------
  End of year..........................  $609,786   $410,832   $350,624   $111,402   $62,795        $12,112
                                         ========   ========   ========   ========   =======        =======


                                           SELECT INTERNATIONAL EQUITY      SELECT CAPITAL APPRECIATION
                                                   YEAR ENDED                        YEAR ENDED
                                                  DECEMBER 31,                      DECEMBER 31,
                                         -------------------------------   ------------------------------
                                           2000        1999       1998       2000       1999       1998
                                         ---------   --------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).......  $  (4,486)  $ (5,532)  $  2,203   $ (7,494)  $ (3,821)  $ (2,290)
    Net realized gain (loss)...........     32,990    156,072     91,619     33,790      8,310     38,363
    Net unrealized gain (loss).........   (101,661)    40,758      5,108       (584)    80,636     (8,993)
                                         ---------   --------   --------   --------   --------   --------
    Net increase (decrease) in net
      assets
      from operations..................    (73,157)   191,298     98,930     25,712     85,125     27,080
                                         ---------   --------   --------   --------   --------   --------
  FROM POLICY TRANSACTIONS:
    Net premiums.......................    185,068    104,903     37,489    214,259    142,149     36,396
    Terminations.......................     (1,176)    (3,774)        --     (1,126)    (7,560)    (1,123)
    Insurance and other charges........     (9,733)    (3,582)    (1,979)    (6,976)    (2,229)    (1,483)
    Transfers between sub-accounts
      (including fixed account), net...    156,800    (72,333)   (30,708)   109,701    (20,742)    16,279
    Other transfers from (to) the
      General Account..................    (10,596)     8,590     (1,945)    (5,679)        35       (288)
    Net increase (decrease) in
      investment
      by Sponsor.......................         --         --         --         --         --         --
                                         ---------   --------   --------   --------   --------   --------
    Net increase (decrease) in net
      assets
      from policy transactions.........    320,363     33,804      2,857    310,179    111,653     49,781
                                         ---------   --------   --------   --------   --------   --------
    Net increase (decrease) in net
      assets...........................    247,206    225,102    101,787    335,891    196,778     76,861
NET ASSETS:
  Beginning of year....................    515,982    290,880    189,093    444,929    248,151    171,290
                                         ---------   --------   --------   --------   --------   --------
  End of year..........................  $ 763,188   $515,982   $290,880   $780,820   $444,929   $248,151
                                         =========   ========   ========   ========   ========   ========

**  Date of initial investment.

*** Available only in Select Inheiritage product. See Note 1.

(b) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                            SELECT EMERGING MARKETS                 SELECT STRATEGIC GROWTH
                                         YEAR ENDED                              YEAR ENDED
                                        DECEMBER 31,           PERIOD           DECEMBER 31,           PERIOD
                                     -------------------   FROM 5/11/98**    -------------------   FROM 5/11/98**
                                       2000       1999       TO 12/31/98       2000       1999       TO 12/31/98
                                     --------   --------   ---------------   --------   --------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)...  $   (812)   $   (3)        $  --        $ (1,367)  $   (29)        $  --
    Net realized gain (loss).......    (1,772)      242            --           4,073         2            --
    Net unrealized gain (loss).....   (44,853)      732            (4)        (65,305)    9,597            (1)
                                     --------    ------         -----        --------   -------         -----
    Net increase (decrease) in net
      assets
      from operations..............   (47,437)      971            (4)        (62,599)    9,570            (1)
                                     --------    ------         -----        --------   -------         -----
  FROM POLICY TRANSACTIONS:
    Net premiums...................    45,836       449            --          77,000    77,690            --
    Terminations...................        --        --            --              --        --            --
    Insurance and other charges....      (144)       (2)           --            (103)      (30)           --
    Transfers between sub-accounts
      (including fixed account),
      net..........................    84,918     2,774            --             687     2,400            --
    Other transfers from (to) the
      General Account..............       583       (28)           --              --      (145)           --
    Net increase (decrease) in
      investment
      by Sponsor...................       (21)       --            20             (21)       --            20
                                     --------    ------         -----        --------   -------         -----
    Net increase (decrease) in net
      assets
      from policy transactions.....   131,172     3,193            20          77,563    79,915            20
                                     --------    ------         -----        --------   -------         -----
    Net increase (decrease) in net
      assets.......................    83,735     4,164            16          14,964    89,485            19

NET ASSETS:
  Beginning of year................     4,180        16            --          89,504        19            --
                                     --------    ------         -----        --------   -------         -----
  End of year......................  $ 87,915    $4,180         $  16        $104,468   $89,504         $  19
                                     ========    ======         =====        ========   =======         =====

                                        FIDELITY VIP HIGH INCOME
                                               YEAR ENDED
                                              DECEMBER 31,
                                     ------------------------------
                                       2000       1999       1998
                                     --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)...  $ 14,671   $ 18,336   $  7,969
    Net realized gain (loss).......   (68,145)    11,283      3,881
    Net unrealized gain (loss).....   (22,193)     3,242       (792)
                                     --------   --------   --------
    Net increase (decrease) in net
      assets
      from operations..............   (75,667)    32,861     11,058
                                     --------   --------   --------
  FROM POLICY TRANSACTIONS:
    Net premiums...................    58,500     76,856     46,483
    Terminations...................      (335)        --     (1,138)
    Insurance and other charges....    (3,416)    (2,908)    (1,658)
    Transfers between sub-accounts
      (including fixed account),
      net..........................     4,374    (22,878)     9,522
    Other transfers from (to) the
      General Account..............    (2,408)    (6,662)    (1,121)
    Net increase (decrease) in
      investment
      by Sponsor...................        --         --         --
                                     --------   --------   --------
    Net increase (decrease) in net
      assets
      from policy transactions.....    56,715     44,408     52,088
                                     --------   --------   --------
    Net increase (decrease) in net
      assets.......................   (18,952)    77,269     63,146
NET ASSETS:
  Beginning of year................   272,453    195,184    132,038
                                     --------   --------   --------
  End of year......................  $253,501   $272,453   $195,184
                                     ========   ========   ========

**  Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                        FIDELITY VIP EQUITY-INCOME             FIDELITY VIP GROWTH
                                                YEAR ENDED                          YEAR ENDED
                                               DECEMBER 31,                        DECEMBER 31,
                                     --------------------------------   ----------------------------------
                                        2000        1999       1998        2000         1999        1998
                                     ----------   --------   --------   ----------   ----------   --------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)...  $    5,133   $  1,279   $   (282)  $  (18,482)  $   (9,771)  $ (3,585)
    Net realized gain (loss).......      58,219     32,100     18,531      195,688       96,094     91,490
    Net unrealized gain (loss).....         361      3,380     33,657     (428,383)     244,343     81,513
                                     ----------   --------   --------   ----------   ----------   --------
    Net increase (decrease) in net
      assets
      from operations..............      63,713     36,759     51,906     (251,177)     330,666    169,418
                                     ----------   --------   --------   ----------   ----------   --------
  FROM POLICY TRANSACTIONS:
    Net premiums...................     214,664    194,975    109,086      349,571      233,999     96,389
    Terminations...................      (2,420)        --     (2,345)      (1,075)     (10,430)    (2,456)
    Insurance and other charges....     (13,023)    (6,536)    (3,472)     (20,859)     (10,091)    (4,799)
    Transfers between sub-accounts
      (including fixed account),
      net..........................    (187,393)    32,043    163,685      157,145      260,774     88,746
    Other transfers from (to) the
      General Account..............        (125)        71     (1,680)     (14,865)     (15,395)    (1,642)
    Net increase (decrease) in
      investment
      by Sponsor...................          --         --         --           --           --         --
                                     ----------   --------   --------   ----------   ----------   --------
    Net increase (decrease) in net
      assets
      from policy transactions.....      11,703    220,553    265,274      469,917      458,857    176,238
                                     ----------   --------   --------   ----------   ----------   --------
    Net increase (decrease) in net
      assets.......................      75,416    257,312    317,180      218,740      789,523    345,656

NET ASSETS:
  Beginning of year................     929,449    672,137    354,957    1,509,031      719,508    373,852
                                     ----------   --------   --------   ----------   ----------   --------
  End of year......................  $1,004,865   $929,449   $672,137   $1,727,771   $1,509,031   $719,508
                                     ==========   ========   ========   ==========   ==========   ========

                                          FIDELITY VIP OVERSEAS
                                               YEAR ENDED
                                              DECEMBER 31,
                                     -------------------------------
                                       2000        1999       1998
                                     ---------   --------   --------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)...  $   9,211   $   (649)  $    (30)
    Net realized gain (loss).......     53,315     65,385     17,402
    Net unrealized gain (loss).....    (23,648)     5,864      1,956
                                     ---------   --------   --------
    Net increase (decrease) in net
      assets
      from operations..............     38,878     70,600     19,328
                                     ---------   --------   --------
  FROM POLICY TRANSACTIONS:
    Net premiums...................     21,383      8,753      6,874
    Terminations...................         --         --         --
    Insurance and other charges....       (693)      (431)      (313)
    Transfers between sub-accounts
      (including fixed account),
      net..........................   (717,007)   637,408    (15,057)
    Other transfers from (to) the
      General Account..............         --     (6,379)         1
    Net increase (decrease) in
      investment
      by Sponsor...................         --         --         --
                                     ---------   --------   --------
    Net increase (decrease) in net
      assets
      from policy transactions.....   (696,317)   639,351     (8,495)
                                     ---------   --------   --------
    Net increase (decrease) in net
      assets.......................   (657,439)   709,951     10,833
NET ASSETS:
  Beginning of year................    732,482     22,531     11,698
                                     ---------   --------   --------
  End of year......................  $  75,043   $732,482   $ 22,531
                                     =========   ========   ========

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                         T. ROWE PRICE
                                 FIDELITY VIP ASSET MANAGER           INTERNATIONAL STOCK            DGPF INTERNATIONAL EQUITY
                                         YEAR ENDED                        YEAR ENDED                        YEAR ENDED
                                        DECEMBER 31,                      DECEMBER 31,                      DECEMBER 31,
                               ------------------------------   --------------------------------   ------------------------------
                                 2000       1999       1998       2000        1999        1998       2000       1999       1998
                               --------   --------   --------   ---------   ---------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
     (loss)..................  $   788    $  1,018   $   686    $  (4,274)  $  (1,993)  $    470   $  1,700   $  1,611   $  2,441
    Net realized gain
     (loss)..................    2,987       3,264     4,888      240,494     141,245      8,662     20,066     24,145     14,098
    Net unrealized gain
     (loss)..................   (5,963)       (305)      396       (3,811)     (2,134)    12,711     (1,419)     4,184      6,737
                               -------    --------   -------    ---------   ---------   --------   --------   --------   --------
    Net increase (decrease)
     in net assets
      from operations........   (2,188)      3,977     5,970      232,409     137,118     21,843     20,347     29,940     23,276
                               -------    --------   -------    ---------   ---------   --------   --------   --------   --------
  FROM POLICY TRANSACTIONS:
    Net premiums.............    6,145       7,105     7,297       67,696      48,692     17,411     30,105     15,904     16,142
    Terminations.............       --          --    (1,415)      (1,183)         --         --       (161)        --         --
    Insurance and other
     charges.................     (604)       (555)     (533)      (3,645)     (1,269)      (947)    (1,636)    (1,174)      (887)
    Transfers between
     sub-accounts
      (including fixed
     account), net...........       --     (18,560)     (570)    (254,067)   (115,089)    37,460     (3,446)   (37,928)    14,560
    Other transfers from (to)
     the General Account.....       --          --         1      (10,720)         27        117     (8,424)       535        164
    Net increase (decrease)
     in investment
      by Sponsor.............       --          --        --           --          --         --         --         --         --
                               -------    --------   -------    ---------   ---------   --------   --------   --------   --------
    Net increase (decrease)
     in net assets
      from policy
     transactions............    5,541     (12,010)    4,780     (201,919)    (67,639)    54,041     16,438    (22,663)    29,979
                               -------    --------   -------    ---------   ---------   --------   --------   --------   --------
    Net increase (decrease)
     in net assets...........    3,353      (8,033)   10,750       30,490      69,479     75,884     36,785      7,277     53,255

NET ASSETS:
  Beginning of year..........   39,175      47,208    36,458      252,915     183,436    107,552    160,529    153,252     99,997
                               -------    --------   -------    ---------   ---------   --------   --------   --------   --------
  End of year................  $42,528    $ 39,175   $47,208    $ 283,405   $ 252,915   $183,436   $197,314   $160,529   $153,252
                               =======    ========   =======    =========   =========   ========   ========   ========   ========

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION

    The Inheiritage Account (Inheiritage) is a separate investment account of First Allmerica Financial Life Insurance Company (the Company), established on May 1, 1995, for the purpose of separating from the general assets of the Company those assets used to fund the variable portion of certain flexible premium variable life policies issued by the Company. The Company is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Inheiritage are clearly identified and distinguished from the other assets and liabilities of the Company. Inheiritage cannot be charged with liabilities arising out of any other business of the Company.

    Inheiritage is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) for the Variable Inheiritage and Select Inheiritage products. Inheiritage currently offers twenty-one Sub-Accounts under the Variable Inheiritage and Select Inheiritage products. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (AIT) managed by Allmerica Financial Investment Management Services, Inc. (AFIMS), an indirect wholly-owned subsidiary of the Company; or of the Fidelity Variable Insurance Products Fund (Fidelity VIP) or the Fidelity Variable Insurance Products Fund II (Fidelity VIP II) managed by Fidelity Management & Research Company (FMR); or of T. Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc.; or of the Delaware Group Premium Fund (DGPF) managed by Delaware International Advisers, Ltd.. AIT, Fidelity VIP, Fidelity VIP II, T. Rowe Price, and DGPF (the Funds) are open-end, diversified management investment companies registered under the 1940 Act.

    Effective May 1, 2000, AIT Investment Grade Income Fund was renamed Select Investment Grade Income Fund and AIT Growth Fund was renamed Core Equity Fund.

    There are two Sub-Accounts with the name Select Investment Grade Income Fund in the Inheiritage separate account, one offered in the Variable Inheiritage product and one offered in the Select Inheiritage product.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

    The following is a summary of significant accounting policies followed by Inheiritage Account in the preparation of its financial statements.

    INVESTMENTS -- Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

    FEDERAL INCOME TAXES -- The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return. The Company anticipates no tax liability resulting from the operations of Inheiritage. Therefore, no provision for income taxes has been charged against Inheiritage.

                              INHEIRITAGE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 -- INVESTMENTS

    The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Funds at December 31, 2000 were as follows:

                                                               PORTFOLIO INFORMATION
                                                        -----------------------------------
                                                                                  NET ASSET
                                                         NUMBER OF    AGGREGATE     VALUE
INVESTMENT PORTFOLIO                                      SHARES        COST      PER SHARE
--------------------                                    -----------  -----------  ---------
Core Equity(a)........................................     265,618   $  738,984    $ 2.688
Select Investment Grade Income*(a)....................      43,351       48,040      1.086
Money Market..........................................   1,483,355    1,483,355      1.000
Equity Index..........................................     226,638      714,990      3.299
Government Bond.......................................          --           --         --
Select Aggressive Growth..............................     501,438    1,495,116      2.117
Select Growth.........................................     571,732    1,476,053      2.214
Select Growth and Income..............................     520,642      874,932      1.428
Select Value Opportunity..............................     311,433      517,288      1.958
Select Investment Grade Income***(b)..................     102,580      109,933      1.086
Select International Equity...........................     428,276      824,309      1.782
Select Capital Appreciation...........................     367,964      697,286      2.122
Select Emerging Markets...............................     111,426      132,040      0.789
Select Strategic Growth...............................     152,955      160,177      0.683
Fidelity VIP High Income..............................      30,990      271,895      8.180
Fidelity VIP Equity-Income............................      39,376      919,886     25.520
Fidelity VIP Growth...................................      39,582    1,781,165     43.650
Fidelity VIP Overseas.................................       3,754       91,195     19.990
Fidelity VIP II Asset Manager.........................       2,658       43,868     16.000
T. Rowe Price International Stock.....................      18,806      278,868     15.070
DGPF International Equity.............................      10,999      186,747     17.940

*   Available only in Variable Inheiritage product. See Note 1.

*** Available only in Select Inheiritage product. See Note 1.

(a) Name changed. See Note 1.

(b) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 7.

NOTE 4 -- RELATED PARTY TRANSACTIONS

    On the date of issue and each monthly payment date thereafter, a monthly charge is deducted from the policy value to compensate the Company for the cost of insurance, which varies by policy, the cost of any additional benefits provided by Rider, and a monthly administrative charge. The policyowner may instruct the Company to deduct this monthly charge from a specific Sub-Account, but if not so specified, it will be deducted on a pro-rata basis of allocation which is the same proportion that the policy value in the General Account of the Company and in each Sub-Account bear to the total policy value.

                              INHEIRITAGE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 -- RELATED PARTY TRANSACTIONS (CONTINUED)

    The Company makes a charge of 0.90% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks for Variable Inheiritage and Select Inheiritage products. The mortality and expense risk charge may be increased or decreased by the Board of Directors of the Company once each year, subject to compliance with applicable state and federal requirements, but the total charge may not exceed 0.90% per annum. During the first 15 policy years, the Company also charges each Sub-Account 0.25% per annum based on the average daily net assets of each Sub-Account for administrative expenses for Variable Inheiritage and Select Inheiritage policies. These charges are deducted in the daily computation of unit values and paid to the Company on a daily basis.

    Allmerica Investments, Inc., (Allmerica Investments), an indirect wholly-owned subsidiary of the Company, is the principal underwriter and general distributor of Inheiritage, and does not receive any compensation for sales of Inheiritage policies. Commissions are paid to registered representatives of Allmerica Investments and to certain independent broker-dealers by the Company. As the current series of policies have a surrender charge, no deduction is made for sales charges at the time of the sale.

NOTE 5 -- DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Code, a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a variable life insurance policy for federal income tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the adequately diversified requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

    The Internal Revenue Service has issued regulations under
Section 817(h) of the Code. The Company believes that Inheiritage satisfies the current requirements of the regulations, and it intends that Inheiritage will continue to meet such requirements.

                              INHEIRITAGE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 -- PURCHASES AND SALES OF SECURITIES

    Cost of purchases and proceeds from sales of shares of the Funds by Inheiritage during the year ended December 31, 2000 were as follows:

INVESTMENT PORTFOLIO                                           PURCHASES      SALES
--------------------                                          -----------  -----------
Core Equity(a)..............................................  $   222,411  $    69,640
Select Investment Grade Income*(a)..........................        8,413        1,542
Money Market................................................   46,599,732   45,645,507
Equity Index................................................      232,494       30,991
Government Bond.............................................           --           --
Select Aggressive Growth....................................      868,591      171,059
Select Growth...............................................      674,847      136,886
Select Growth and Income....................................      480,828       23,806
Select Value Opportunity....................................      103,020       35,364
Select Investment Grade Income***(b)........................       53,861        8,132
Select International Equity.................................    1,125,248      787,663
Select Capital Appreciation.................................      414,074       89,729
Select Emerging Markets.....................................      157,825       25,188
Select Strategic Growth.....................................       82,618        2,345
Fidelity VIP High Income....................................    3,013,975    2,942,589
Fidelity VIP Equity-Income..................................      287,991      211,556
Fidelity VIP Growth.........................................      937,435      321,400
Fidelity VIP Overseas.......................................    5,801,034    6,421,263
Fidelity VIP II Asset Manager...............................        9,805          492
T. Rowe Price International Stock...........................   36,228,811   36,426,117
DGPF International Equity...................................    1,957,513    1,936,208
                                                              -----------  -----------
    Total...................................................  $99,260,526  $95,287,477
                                                              ===========  ===========

*   Available only in Variable Inheiritage product. See Note 1.

*** Available only in Select Inheiritage product. See Note 1.

(a) Name changed. See Note 1.

(b) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 7.

                              INHEIRITAGE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 -- SUBSTITUTION FOR PORTFOLIO OF THE TRUST

    Pursuant to a Substitution Order approved by the Securities and Exchange Commission, shares of Select Investment Grade Income Fund (SIGIF) were substituted for all the shares of Select Income Fund (SIF), which was only offered in the Variable Inheiritage product. The SIF Sub-Account was renamed the SIGIF Sub-Account in connection with the substitution. Effective July 1, 2000, 76,077 shares of Select Income Fund (valued at $72,334) were substituted for 69,003 shares of the Select Investment Grade Income Fund (valued at $72,334), at the ratio of .907019, representing the ratio of the net asset values of each share on the date of exchange. Immediately after the substitution, a policyowner of Inheiritage held the same total dollar value of units in his or her account; only the investment option of the Sub-Account was changed.

    As a result of the substitution there are two Sub-Accounts with the name SIGIF in the Inheiritage separate account, one offered in the Variable Inheiritage product and one offered in the Select Inheiritage product.

NOTE 8 -- ACCOUNTING PRONOUNCEMENTS

    In November of 2000, a revised American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide, Audits of Investment Companies, was issued and effective for fiscal years beginning after December 15, 2000. The impact of this guide is not considered to be significant.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS
INDIVIDUAL JOINT SURVIVORSHIP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                          ALLMERICA SELECT INHEIRITAGE

This Prospectus provides important information about Allmerica Select Inheiritage, an individual joint survivorship flexible premium variable life insurance policy issued by First Allmerica Financial Life Insurance Company. The policies are funded through the Inheiritage Account, a separate investment account of the Company that is referred to as the Separate Account. Life insurance coverage is provided for two Insureds, with Death Proceeds payable at death of the last surviving Insured. Applicants must be Age 80 or under with respect to the younger Insured, and Age 85 or under with respect to the older Insured. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.

The Variable Account is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the following Funds of Allmerica Investment Trust, AIM Variable Insurance Funds, Alliance Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, and T. Rowe Price International Series, Inc.:

ALLMERICA INVESTMENT TRUST                      FIDELITY VARIABLE INSURANCE PRODUCTS FUND
AIT Equity Index Fund                           Fidelity VIP Equity-Income Portfolio
AIT Money Market Fund                           Fidelity VIP Growth Portfolio
AIT Select Aggressive Growth Fund               Fidelity VIP High Income Portfolio
AIT Select Capital Appreciation Fund            FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
AIT Select Emerging Markets Fund                TRUST (CLASS 2)
AIT Select Growth and Income Fund               FT VIP Franklin Small Cap Fund
AIT Select Growth Fund                          FT VIP Mutual Shares Securities Fund
AIT Select International Equity Fund            INVESCO VARIABLE INVESTMENT FUNDS, INC.
AIT Select Investment Grade Income Fund         INVESCO VIF Health Sciences Fund
AIT Select Strategic Growth Fund                JANUS ASPEN SERIES (SERVICE SHARES)
AIT Select Strategic Income Fund                Janus Aspen Growth Portfolio
AIT Select Value Opportunity Fund               T. ROWE PRICE INTERNATIONAL SERIES, INC.
AIM VARIABLE INSURANCE FUNDS                    T. Rowe Price International Stock Portfolio
AIM V.I. Aggressive Growth Fund
ALLIANCE VARIABLE PRODUCTS SERIES
FUND, INC. (CLASS B)
Alliance Growth and Income Portfolio
Alliance Premier Growth Portfolio

THE POLICIES ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. VARIABLE LIFE POLICIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH THE POLICY. THIS LIFE POLICY IS NOT: A BANK DEPOSIT OR OBLIGATION; OR FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

WE OFFER A VARIETY OF VARIABLE LIFE POLICIES. THEY MAY OFFER FEATURES INCLUDING INVESTMENT OPTIONS, FEES AND/OR CHARGES THAT ARE DIFFERENT FROM THOSE IN THE POLICIES OFFERED BY THIS PROSPECTUS. THE POLICIES MAY BE OFFERED THROUGH DIFFERENT DISTRIBUTORS. UPON REQUEST, YOUR FINANCIAL REPRESENTATIVE CAN SHOW YOU INFORMATION REGARDING OTHER LIFE POLICIES OFFERED BY THE COMPANY. YOU CAN ALSO CONTACT US DIRECTLY TO FIND OUT MORE ABOUT THESE LIFE POLICIES.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

   CORRESPONDENCE MAY BE MAILED TO:                     DATED MAY 1, 2001
   ALLMERICA SELECT INHEIRITAGE                         440 LINCOLN STREET
   P.O. BOX 8179                                        WORCESTER, MASSACHUSETTS 01653
   BOSTON, MA 02266-8179                                (508) 855-1000

                               TABLE OF CONTENTS

SPECIAL TERMS...............................................       4
SUMMARY OF FEES AND CHARGES.................................       7
SUMMARY OF POLICY FEATURES..................................      12
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE
 UNDERLYING FUNDS...........................................      20
INVESTMENT OBJECTIVES AND POLICIES..........................      23
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........      25
THE POLICY..................................................      26
  Applying for the Policy...................................      26
  Free-Look Period..........................................      26
  Conversion Privileges.....................................      27
  Premium Payments..........................................      27
  Incentive Funding Discount................................      28
  Guaranteed Death Benefit Rider............................      29
  Paid-Up Insurance Option..................................      30
  Allocation of Net Premiums................................      30
  Transfer Privilege........................................      31
  Death Proceeds............................................      32
  Sum Insured Options.......................................      33
  Change in Sum Insured Option..............................      35
  Change in Face Amount.....................................      36
  Policy Value and Surrender Value..........................      37
  Death Proceeds Payment Options............................      38
  Optional Insurance Benefits...............................      38
  Policy Surrender..........................................      39
  Partial Withdrawals.......................................      39
CHARGES AND DEDUCTIONS......................................      40
  Tax Expense Charge........................................      40
  Premium Expense Charge....................................      40
  Monthly Deduction from Policy Value.......................      40
  Charges Against Assets of the Separate Account............      42
  Surrender Charge..........................................      43
  Charges on Partial Withdrawals............................      45
  Transfer Charges..........................................      45
  Charge for Increase in Face Amount........................      46
  Other Administrative Charges..............................      46
POLICY LOANS................................................      46
  Repayment of Loans........................................      47
  Effect of Policy Loans....................................      47
POLICY TERMINATION AND REINSTATEMENT........................      47
  Termination...............................................      47
  Reinstatement.............................................      48
OTHER POLICY PROVISIONS.....................................      49
  Policyowner...............................................      49
  Beneficiary...............................................      49
  Incontestability..........................................      49
  Suicide...................................................      49
  Notice of First Insured to Die............................      50
  Age.......................................................      50
  Assignment................................................      50
  Postponement of Payments..................................      50
VOTING RIGHTS...............................................      50

DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY.............      51
DISTRIBUTION................................................      52
REPORTS.....................................................      53
LEGAL PROCEEDINGS...........................................      53
FURTHER INFORMATION.........................................      53
INDEPENDENT ACCOUNTANTS.....................................      53
FEDERAL TAX CONSIDERATIONS..................................      54
  The Company and the Separate Account......................      54
  Taxation of the Policies..................................      54
  Modified Endowment Contracts..............................      55
  Estate and Generation-Skipping Taxes......................      56
MORE INFORMATION ABOUT THE GENERAL ACCOUNT..................      57
  General Description.......................................      57
  General Account Value and Policy Loans....................      57
  The Policy................................................      58
  Transfers, Surrenders, and Partial Withdrawals............      58
FINANCIAL STATEMENTS........................................      58
APPENDIX A -- OPTIONAL BENEFITS.............................     A-1
APPENDIX B -- PAYMENT OPTIONS...............................     B-1
APPENDIX C -- ILLUSTRATIONS.................................     C-1
APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES......     D-1
APPENDIX E -- PERFORMANCE INFORMATION.......................     E-1
FINANCIAL STATEMENTS........................................     F-1

                                 SPECIAL TERMS

ACCUMULATION UNIT: A measure of the Policyowner's interest in a Sub-Account.

AGE: An Insured's age as of the nearest birthday measured from the Policy anniversary.

BENEFICIARY: The person(s) designated by the owner of the Policy to receive the insurance proceeds upon the death of the last surviving Insured.

COMPANY: First Allmerica Financial Life Insurance Company. "We", "our", "us," and "the Company" refer to First Allmerica Financial Life Insurance Company in this Prospectus.

DATE OF ISSUE: The date set forth in the Policy used to determine the Monthly Payment Date, Policy months, Policy years, and Policy anniversaries.

DEATH PROCEEDS: Prior to the Final Premium Payment Date, the Death Proceeds equal the amount calculated under the applicable Sum Insured Option (Option 1 or Option 2), less Debt outstanding at death of the last surviving Insured, partial withdrawals, if any, partial withdrawal charges, and any due and unpaid Monthly Deductions. After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy, unless the Guaranteed Death Benefit Rider is in effect. If the Rider is in effect, the Death Proceeds will be the greater of (a) the Face Amount as of the Final Premium Payment Date, or (b) the Policy Value as of the date due proof of death for Option 2 and date of death for Option 1 is received by the Company. This Rider may not be available in all states. Debt:
All unpaid Policy loans plus interest due or accrued on such loans.

DELIVERY RECEIPT: An acknowledgment, signed by the Policyowner and returned to the Company's Principal Office, that the Policyowner has received the Policy and the Notice of Withdrawal Rights.

EVIDENCE OF INSURABILITY: Information, including medical information satisfactory to the Company, that is used to determine the Insureds' Premium Class.

FACE AMOUNT: The amount of insurance coverage applied for. The Face Amount of each Policy is set forth in the specifications pages of the Policy.

FINAL PREMIUM PAYMENT DATE: The Policy anniversary nearest the younger Insured's 95th birthday. The Final Premium Payment Date is the latest date on which a premium payment may be made. After this date, the Death Proceeds equal the Surrender Value of the Policy, unless the optional Guaranteed Death Benefit Rider is in effect. This Rider may not be available in all states. The Net Death Benefit may be different before and after the Final Payment Date. See THE POLICY -- "DEATH PROCEEDS".

GENERAL ACCOUNT: All the assets of the Company other than those held in a Separate Account.

GUIDELINE ANNUAL PREMIUM: The annual amount of premium that would be payable through the Final Premium Payment Date of the Policy for the specified Sum Insured, if premiums were fixed by the Company as to both timing and amount, and monthly cost of insurance charges were based on the 1980 Commissioners Standard Ordinary Mortality Table D, Smoker or Non-Smoker, net investment earnings at an annual effective rate of 5%, and fees and charges as set forth in the Policy and any Policy riders. The Sum Insured Option 1 Guideline Annual Premium is used when calculating the maximum surrender charge.

GUIDELINE MINIMUM SUM INSURED: The Guideline Minimum Sum Insured required to qualify the Policy as "life insurance" under federal tax laws. The Guideline Minimum Sum Insured varies by Age. It is calculated by multiplying the Policy Value by a percentage determined by the younger Insured's Age.

The percentage factor is a percentage that, when multiplied by the Policy Value, determines the minimum death benefit required under federal tax laws. For both the Option 1 and the Option 2, the percentage factor is based on the younger Insured's attained age on Death of Last Surviving Insured, as set forth in GUIDELINE MINIMUM SUM INSURED TABLE 1 in SUM INSURED OPTIONS -- "GUIDELINE MINIMUM SUM INSURED".

INSURANCE AMOUNT AT RISK: The Sum Insured less the Policy Value.

INSUREDS: The two persons covered under the Policy.

LOAN VALUE: The maximum amount that may be borrowed under the Policy.

MINIMUM MONTHLY FACTOR: The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

    - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

    - Debt does not exceed Policy Value less surrender charges, then

    - the Policy is guaranteed not to lapse during that period.

EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

MONTHLY DEDUCTION: Charges deducted monthly from the Policy Value prior to the Final Premium Payment Date. The charges include the monthly cost of insurance, the monthly cost of any benefits provided by riders, and the monthly administrative charge.

MONTHLY PAYMENT DATE: The date on which the Monthly Deduction is deducted from the Policy Value.

NET PREMIUM: An amount equal to the premium less a tax expense charge and premium expense charge.

PAID-UP INSURANCE: Joint survivorship insurance coverage for the lifetime of the Insureds, with no further premiums due.

POLICY CHANGE: Any change in the Face Amount, the addition or deletion of a rider, or a change in the Sum Insured Option.

POLICY VALUE: The total amount available for investment under the Policy at any time. It is equal to the sum of (a) the value of the Accumulation Units credited to the Policy in the Sub-Accounts, and (b) the accumulation in the General Account credited to the Policy.

POLICYOWNER: The person, persons or entity entitled to exercise the rights and privileges under the Policy.

PREMIUM CLASS: The risk classification that the Company assigns the Insureds based on the information in the application and any other Evidence of Insurability considered by the Company. The Insureds' Premium Class will affect the cost of insurance charge and the amount of premium required to keep the Policy in force.

PRINCIPAL OFFICE: The Company's office, located at 440 Lincoln Street, Worcester, Massachusetts 01653.

PRO-RATA ALLOCATION: In certain circumstances, the Policyowner may specify from which Sub-Account certain deductions will be made or to which Sub-Account Policy Value will be allocated. If you do not, the Company will allocate the deduction or Policy Value among the General Account and the Sub-Accounts in the same proportion that the Policy Value in the General Account and the Policy Value in each Sub-Account bear to the total Policy Value on the date of deduction or allocation.

SEPARATE ACCOUNT: A separate account consists of assets segregated from the Company's other assets. The investment performance of the assets of a separate account is determined separately from the other assets of the Company. The assets of a separate account which are equal to the reserves and other policy liabilities are not chargeable with liabilities arising out of any other business which the Company may conduct.

SUB-ACCOUNT: A division of the Separate Account. Each Sub-Account invests exclusively in the shares of a corresponding Fund of the Allmerica Investment Trust, the Fund of AIM Variable Insurance Funds, a corresponding Portfolio of Alliance Variable Products Series Fund, Inc., a corresponding Portfolio of Fidelity Variable Insurance Products Fund, a corresponding Fund of Franklin Templeton Variable Insurance Products Trust, the Fund of INVESCO Variable Investment Funds, Inc., the Portfolio of Janus Aspen Series or the Portfolio of
T. Rowe Price International Series, Inc.

SUM INSURED: The amount payable upon the death of the last surviving Insured, before the Final Premium Payment Date, prior to deductions for Debt outstanding at the death of the last surviving Insured, partial withdrawals and partial withdrawal charges, if any, and any due and unpaid Monthly Deductions. The amount of the Sum Insured will depend on the Sum Insured Option chosen, but will always be at least equal to the Face Amount.

SURRENDER VALUE: The amount payable upon a full surrender of the Policy. It is the Policy Value less any Debt and applicable surrender charges.

UNDERLYING FUNDS ("FUNDS"): The Funds of Allmerica Investment Trust ("Trust"), the Fund of AIM Variable Insurance Funds ("AIM"), the Portfolios of Alliance Variable Products Series Fund, Inc. ("Alliance"), the Portfolios of Fidelity Variable Insurance Products Fund ("Fidelity VIP"), the Funds of Franklin Templeton Variable Insurance Products Trust ("FT VIP"), the Fund of INVESCO Variable Investment Funds, Inc. ("INVESCO"), the Portfolio of Janus Aspen Series ("Janus Aspen"), and the Portfolio of T. Rowe Price International Series ("T. Rowe Price"), available under the Policy.

VALUATION DATE: A day on which the net asset value of the shares of any of the Underlying Funds is determined and Accumulation Unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal or surrender of a Policy is received) when there is a sufficient degree of trading in an Underlying Fund's securities such that the current net asset value of the Sub-Accounts may be materially affected. Written Request: A request by the Policyowner in writing, satisfactory to the Company.

YOU OR YOUR: The Policyowner, as shown in the application or the latest change filed with the Company.

                          SUMMARY OF FEES AND CHARGES

POLICY FEES AND CHARGES

THERE ARE COSTS RELATED TO THE INSURANCE AND INVESTMENT FEATURES OF THE POLICY. FEES AND CHARGES TO COVER THESE COSTS ARE DEDUCTED IN SEVERAL WAYS.

TAX EXPENSE CHARGE

A charge will be deducted from each premium payment for state and local premium taxes paid by the Company for the Policy and to compensate the Company for federal taxes imposed for deferred acquisition cost ("DAC") taxes. The total charge is the actual state and local premium taxes paid by the Company, varying according to jurisdiction, and a DAC tax deduction of 1% of premiums. See CHARGES AND DEDUCTIONS -- "Tax Expense Charge."

PREMIUM EXPENSE CHARGE

A charge of 1% of premiums will be deducted from each premium payment to partially compensate the Company for sales expenses related to the Policies. See CHARGES AND DEDUCTIONS -- "Premium Expense Charge."

MONTHLY DEDUCTIONS FROM POLICY VALUE

On the Date of Issue and each Monthly Payment Date, certain charges ("Monthly Deductions") will be deducted from the Policy Value. The Monthly Deduction consists of a charge for cost of insurance, a charge for administrative expenses, and a charge for the cost of any additional benefits provided by rider. You may instruct the Company to deduct the Monthly Deduction from one specific Sub-Account. If you do not, the Company will make a Pro-Rata Allocation of the charge. No Monthly Deductions are made on or after the Final Premium Payment Date. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."

The MONTHLY COST OF INSURANCE CHARGE is determined by multiplying the Insurance Amount at Risk for each Policy month by the applicable cost of insurance rate or rates. The Insurance Amount at Risk will be affected by any decreases or increases in the Face Amount.

A MONTHLY ADMINISTRATIVE CHARGE of $6 per month is made for administrative expenses. The charge is designed to reimburse the Company for the costs associated with issuing and administering the Policies, such as processing premium payments, Policy loans and loan repayments, changes in Sum Insured Option, and death claims. These charges also help cover the cost of providing annual statements and responding to Policyowner inquiries.

As noted above, certain ADDITIONAL INSURANCE RIDER BENEFITS are available under the Policy for an additional monthly charge. See APPENDIX A -- OPTIONAL BENEFITS.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

A daily charge, currently equivalent to an effective annual rate of 1.15% of the average daily net asset value of each Sub-Account of the Separate Account, is imposed to compensate the Company for its assumption of certain mortality and expense risks and for administrative costs associated with the Separate Account. The rate is 0.90% for the mortality and expense risk and 0.25% for the Separate Account administrative charge. The administrative charge is eliminated after the 15th Policy year. See CHARGES AND DEDUCTIONS -- "Charges Against Assets of the Separate Account."

CHARGES OF THE UNDERLYING INVESTMENT COMPANIES

In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. The levels of fees and expenses vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds for 2000:

                                                                                    OTHER           TOTAL FUND
                                                 MANAGEMENT FEE                EXPENSES (AFTER    EXPENSES (AFTER
                                                   (AFTER ANY        12B-1     ANY APPLICABLE      ANY WAIVERS/
UNDERLYING FUND                                VOLUNTARY WAIVERS)     FEE+     REIMBURSEMENTS)    REIMBURSEMENTS)
---------------                                ------------------   --------   ---------------   -----------------
AIT Equity Index Fund........................   0.27%                0.00%     0.06%             0.33%(1)(2)
AIT Money Market Fund*.......................   0.31%                0.00%     0.05%             0.36%(1)
AIT Select Aggressive Growth Fund............   0.78%                0.00%     0.05%             0.83%(1)(2)
AIT Select Capital Appreciation Fund.........   0.87%                0.00%     0.07%             0.94%(1)(2)
AIT Select Emerging Markets Fund.............   1.35%                0.00%     0.54%             1.89%(1)(2)
AIT Select Growth and Income Fund............   0.67%                0.00%     0.06%             0.73%(1)
AIT Select Growth Fund.......................   0.76%                0.00%     0.05%             0.81%(1)(2)
AIT Select International Equity Fund.........   0.88%                0.00%     0.11%             0.99%(1)(2)
AIT Select Investment Grade Income Fund......   0.42%                0.00%     0.07%             0.49%(1)
AIT Select Strategic Growth Fund.............   0.85%                0.00%     0.30%             1.15%(1)(2)
AIT Select Strategic Income Fund**...........   0.60%                0.00%     0.17%             0.77%(1)
AIT Select Value Opportunity Fund............   0.88%                0.00%     0.06%             0.94%(1)(2)
AIM V.I. Aggressive Growth Fund..............   0.80%                0.00%     0.46%             1.26%(3)
Alliance Growth and Income Portfolio
 (Class B)...................................   0.63%                0.25%     0.07%             0.95%
Alliance Premier Growth Portfolio
 (Class B)...................................   1.00%                0.25%     0.05%             1.30%
Fidelity VIP Equity-Income Portfolio.........   0.48%                0.00%     0.08%             0.56%(4)
Fidelity VIP Growth Portfolio................   0.57%                0.00%     0.08%             0.65%(4)
Fidelity VIP High Income Portfolio...........   0.58%                0.00%     0.10%             0.68%(4)
FT VIP Franklin Small Cap Fund (Class 2).....   0.53%                0.25%     0.28%             1.06%(5)(6)(7)
FT VIP Mutual Shares Securities Fund
 (Class 2)...................................   0.60%                0.25%     0.20%             1.05%(5)
INVESCO VIF Health Sciences Fund.............   0.75%                0.00%     0.32%             1.07%(8)
Janus Aspen Growth Portfolio (Service
 Shares).....................................   0.65%                0.25%     0.02%             0.92%(9)
T. Rowe Price International Stock
 Portfolio...................................   1.05%                0.00%     0.00%             1.05%(10)

+ The Company may receive service fees or 12b-1 fees from the Underlying Funds in return for providing certain services. In addition, the Company may receive fees from the investment advisers or other service providers for providing such services.

* Effective October 1, 2000, the management fee rates for the AIT Money Market Fund was revised. The Management Fee and Total Fund Expense ratios shown in the table above have been adjusted to reflect current revised fee rates.

** This portfolio commenced operations on July 3, 2000. "Other Expenses" are based upon estimated amounts for the current fiscal year.

(1) Through December 31, 2001, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund, 1.25% for AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund and AIT Select Strategic Growth Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund and AIT Select Investment Grade Income Fund, and 0.60% for AIT Money Market Fund and AIT Equity Index Fund. The total operating expenses of the funds were less than their respective expense limitations throughout 2000.

In addition, through December 31, 2001, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.

Through December 31, 2001, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.

The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

(2) These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. These amounts have been treated as reductions of expenses. Including these reductions, total annual fund operating expenses were 0.32% for AIT Equity Index Fund, 0.81% for AIT Select Aggressive Growth Fund, 0.93% for AIT Select Capital Appreciation Fund, 1.84% for AIT Select Emerging Markets Fund, 0.80% for AIT Select Growth Fund, 0.98% for AIT Select International Equity Fund, 1.10% for AIT Select Strategic Growth Fund, and 0.87% for AIT Select Value Opportunity Fund.

(3) Expenses have been restated to reflect current fees.

(4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses.

(5) The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(6) Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective
May 1, 2000.

(7) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in FT VIP Franklin Templeton Money Fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Including this reduction the Total Operating Expenses were 1.02%.

(8) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

(9) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Janus Aspen Growth Portfolio. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least until the next annual renewal of the advisory agreement. All expenses are shown without the effect of any expense offset arrangements.

(10) Management fees include operating expenses.

The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

OTHER CHARGES (NON-PERIODIC)

TRANSACTION CHARGE ON PARTIAL WITHDRAWALS

A transaction charge is assessed at the time of each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. The transaction charge is the smaller of 2% of the amount withdrawn, or $25. In addition to the transaction charge, a partial withdrawal charge also may be made under certain circumstances. See CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals." The transaction fee applies to all partial withdrawals, including a Withdrawal without a surrender charge.

CHARGE FOR INCREASE IN FACE AMOUNT

For each increase in the Face Amount, a charge of $40 will be deducted from the Policy Value. This charge is designed to reimburse the Company for underwriting and administrative costs associated with the increase. See THE POLICY -- "Change in Face Amount" and CHARGES AND DEDUCTIONS -- "Charge for Increase in Face Amount."

TRANSFER CHARGE

The first 12 transfers of Policy Value in a Policy year will be free of charge. Thereafter, with certain exceptions, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the costs of processing the transfer. See THE POLICY -- "Transfer Privilege" and CHARGES AND
DEDUCTIONS -- "Transfer Charges."

SURRENDER CHARGES

At any time that the Policy is in effect, a Policyowner may elect to surrender the Policy and receive its Surrender Value. A surrender charge is calculated upon issuance of the Policy and upon each increase in the Face Amount. The duration of the surrender charge is 15 years. The surrender charge is imposed only if, during its duration, you request a full surrender of the Policy or a decrease in the Face Amount.

SURRENDER CHARGE ON THE INITIAL FACE AMOUNT

The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b) where (a) is a deferred administrative charge equal to $8.50 per thousand dollars of the initial Face Amount, and (b) is a deferred sales charge of 48% of premiums received up to a maximum number of Guideline Annual Premiums subject to the deferred sales charge. Such deferred sales charge varies by average issue Age from 1.95 (for average issue Ages 5 through 75) to
1.31 (for average issue Age 82). In accordance with limitations under state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 of the initial Face Amount, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of the 180 Policy months (15 Policy years), as described in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. If you surrender the Policy during the first two Policy years following the Date of Issue, before making premium payments associated with the initial Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of the initial Face Amount, but the deferred sales charge will not exceed 25% of premiums received. See THE POLICY -- "Policy Surrender," and CHARGES AND DEDUCTIONS -- "Surrender Charge."

SURRENDER CHARGES FOR INCREASES IN FACE AMOUNT

A separate surrender charge will apply to, and is calculated for, each increase in the Face Amount. The maximum surrender charge for the increase is equal to the sum of (a) plus (b) where (a) is equal to $8.50 per thousand dollars of increase, and (b) is a deferred sales charge of 48% of premiums associated with the increase, up to a maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge. Such deferred sales charge varies by average Age (at the time of increase) from 1.95 (for average Ages 5 through 75) to 1.31 (for average Age 82). In accordance with limitations under state insurance regulations, the amount of the surrender charge will not exceed a specified amount per $1,000 of increase, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

As is true for the initial Face Amount, (a) is a deferred administrative charge, and (b) is a deferred sales charge. The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of the 180 Policy months (15 Policy years), as described in APPENDIX D -- CALCULATION

OF MAXIMUM SURRENDER CHARGES. If you surrender the Policy during the first two Policy years following an increase in the Face Amount before making premium payments associated with the increase in the Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of the Face Amount increase, but the deferred sales charge will not exceed 25% of premiums associated with the increase.

SURRENDER CHARGES ON DECREASES IN FACE AMOUNT

In the event of a decrease in the Face Amount, the surrender charge imposed is proportional to the charge that would apply to a full Policy surrender. See THE POLICY -- "Policy Surrender," and CHARGES AND DEDUCTIONS -- "Surrender Charge."

                           SUMMARY OF POLICY FEATURES

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. If you are considering the purchase of this product, you should read the remainder of this Prospectus carefully before making a decision. It offers a more complete presentation of the topics presented here, and will help you better understand the product. However, the Policy, together with its attached application, constitutes the entire agreement between you and the Company.

Policyowners may, within limits, choose the amount of initial payment and vary the frequency and amount of future payments. The Policy allows partial withdrawals and full surrender of the Policy's surrender value, within limits. The Policies are not suitable for short-term investment because of the substantial nature of the surrender charge. If the Policyowner thinks about surrendering the Policy, the lower deferred sales charges that apply during the first two years from the Date of Issue or an increase in the Face Amount should be considered.

There is no guaranteed minimum Policy Value. The value of a Policy will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Policy Value will also be adjusted for other factors, including the amount of charges imposed. The Policy will remain in effect so long as the Policy Value, less any surrender charges and less any outstanding Debt, is sufficient to pay certain monthly charges imposed in connection with the Policy. The Policy Value may decrease to the point where the Policy will lapse and provide no further death benefit without additional premium payments, unless the optional Guaranteed Death Benefit Rider is in effect. This Rider may not be available in all states.

If the Policy is in effect at the death of the last surviving Insured, the Company will pay a death benefit (the "Death Proceeds") to the Beneficiary. Prior to the Final Premium Payment Date, the Death Proceeds equal the Sum Insured, less any Debt, partial withdrawals, and any due and unpaid charges. The Policyowner may choose either Sum Insured Option 1 (the Sum Insured is fixed in amount) or Sum Insured Option 2 (the Sum Insured includes the Policy Value in addition to a fixed insurance amount). A Policyowner has the right to change the Sum Insured option, subject to certain conditions. A Guideline Minimum Sum Insured, equivalent to a percentage of the Policy Value, will apply if greater than the Sum Insured otherwise payable under Option 1 or Option 2.

In certain circumstances, the Policy may be considered a "modified endowment contract." Under the Internal Revenue Code of 1986 ("Code"), any Policy loan, partial withdrawal or surrender from a modified endowment contract may be subject to tax and tax penalties. See FEDERAL TAX CONSIDERATIONS -- "Modified Endowment Contracts."

ABOUT THE POLICY

The Policy allows you to make premium payments in any amount and frequency, subject to certain limitations. As long as the Policy remains in force, it will provide for:

    - life insurance coverage on the named Insureds,

    - Policy Value,

    - surrender rights and partial withdrawal rights,

    - loan privileges, and

    - in some cases, additional insurance benefits available by rider for an additional charge.

LIFE INSURANCE

The Policy is a life insurance contract with death benefits, Policy Value, and other features traditionally associated with life insurance. The Policy is a "joint survivorship" policy because Death Proceeds are payable, not on the death of the first Insured to die, but on the death of the last surviving Insured. The Policy is "variable" because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the death benefit may vary with the investment experience of the Sub-Accounts.

CONDITIONAL INSURANCE AGREEMENT

If at the time of application you make a payment equal to at least one Minimum Monthly Factor for the Policy as applied for, the Company will provide conditional insurance equal to the amount of insurance applied for, subject to the terms of the Conditional Insurance Agreement. If you do not wish to make any payment at the time of application, insurance coverage will not be in force until delivery of the Policy and payment of sufficient premium to place the insurance in force.

If any premiums are paid prior to the issuance of the Policy, such premiums will be held in the General Account. If your application is approved and the Policy is issued and accepted, the initial premiums held in the General Account will be credited with interest at a specified rate beginning not later than the date of receipt of the premiums at the Principal Office. IF THE POLICY IS NOT ISSUED AND ACCEPTED, THE INITIAL PREMIUMS WILL BE RETURNED TO YOU WITHOUT INTEREST.

ALLOCATION OF INITIAL PREMIUMS

Net premiums may be allocated to one or more Sub-Accounts of the Separate Account, to the General Account, or to any combination of Accounts. You bear the investment risks of amounts allocated to the Sub-Accounts. Allocations may be made to no more than 20 Sub-Accounts at any one time. The minimum allocation is 1% of Net Premium. All allocations must be in whole numbers and must total 100%. See THE POLICY -- "Allocation of Net Premiums." Premiums allocated to the General Account will earn a fixed rate of interest. Net premiums and minimum interest are guaranteed by the Company. For more information, see MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

FREE-LOOK PERIOD

The Policy provides for an initial free-look period. You may cancel the Policy by mailing or delivering it to the Principal Office or to an agent of the Company on or before the latest of:

    - 45 days after the applications for the Policy are signed,

    - 10 days after you receive the Policy (or, if required by state law, the longer period indicated in the Policy), or

    - 10 days after the Company mails or personally delivers a Notice of Withdrawal Rights to you.

    - 60 days after you receive the Policy, if the Policy was purchased in New York as a replacement for an existing Policy.

When you return the Policy, the Company will mail a refund to you within seven days. The refund of any premium paid by check may be delayed until the check has cleared your bank.

Where required by state law, the refund will equal the premiums paid. In other states or if the Policy was issued in New York as a replacement, the refund will equal the sum of:

    (1) the difference between the premium, including fees and charges paid, and any amount allocated to the Separate Account, PLUS

    (2) the value of the amounts allocated to the Separate Account, PLUS

    (3) any fees or charges imposed on the amounts allocated to the Separate Account.

The amount refunded in (1) above includes any premiums allocated to the General Account. A free-look privilege also applies after a requested increase in the Face Amount. See THE POLICY -- "Free-Look Period."

CONVERSION PRIVILEGES

During the first 24 Policy months after the Date of Issue, subject to certain restrictions, you may convert the Policy to a Fixed flexible premium adjustable life insurance policy by simultaneously transferring all accumulated value in the Sub-Accounts to the General Account and instructing the Company to allocate all future premiums to the General Account. A similar conversion privilege is in effect for 24 Policy months after the date of an increase in the Face Amount. Where required by state law, and at your request, the Company will issue a flexible premium adjustable life insurance policy to you. The new policy will have the same Face Amount, issue Age, Date of Issue, and Premium Class as the original Policy. See THE POLICY -- "Conversion Privileges."

FLEXIBLE PREMIUM

The Policy is a "flexible premium" policy because, unlike traditional insurance policies, there is no fixed schedule for premium payments. You may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws. Although you may establish a schedule of premium payments ("planned premium payments"), failure to make the planned premium payments will not necessarily cause the Policy to lapse. Because of the variable nature of the Policy, making planned premium payments does not guarantee that the Policy will remain in force. Thus, you may, but are not required to, pay additional premiums. If the Guaranteed Death Benefit Rider is in effect, however, certain minimum premium payment tests must be met. (This Rider may not be available in all states.)

The Policy will remain in force until the Surrender Value is insufficient to cover the next Monthly Deduction and loan interest accrued, if any, and a grace period of 62 days has expired without adequate payment being made by you. During the first 48 Policy months after the Date of Issue or the effective date of an increase in the Face Amount, the Policy will not lapse if the total premiums paid less the Debt, partial withdrawals and withdrawal charges are equal to or exceed the sum of the Minimum Monthly Factor for the number of months the Policy, increase in the Face Amount, or a Policy Change which causes a change in the Minimum Monthly Factor, has been in force. Even during these periods, however, making payments at least equal to the Minimum Monthly Factor will not prevent the Policy from lapsing if the Debt equals or exceeds the Policy Value less surrender charges.

MINIMUM MONTHLY FACTOR

The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

    - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

    - Debt does not exceed Policy Value less surrender charges, then

    - the Policy is guaranteed not to lapse during that period.

EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

GUARANTEED DEATH BENEFIT RIDER (MAY NOT BE AVAILABLE IN ALL STATES)

This Rider, WHICH IS AVAILABLE ONLY AT DATE OF ISSUE:

    - guarantees that the Policy will not lapse regardless of the investment performance of the Separate Account; and

    - provides a guaranteed death benefit.

In order to maintain the Rider, certain minimum premium payment tests must be met on each Policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in the Face Amount. In addition, a one-time administrative charge of $25 will be deducted from the Policy Value when the Rider is elected. Certain transactions, including Policy loans, partial withdrawals, and changes in the Death Benefit Options, can result in the termination of the Rider. If this Rider is terminated, it cannot be reinstated.

PARTIAL WITHDRAWALS

After the first Policy year, you may make partial withdrawals from the Policy Value in a minimum amount of $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal. A partial withdrawal will not be allowed under Option 1 if it would reduce the Face Amount below $100,000.

A transaction charge, which is described in CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals," will be assessed to reimburse the Company for the cost of processing each partial withdrawal. A partial withdrawal charge also may be imposed upon a partial withdrawal. Generally, amounts withdrawn during each Policy year in excess of 10% of the Policy Value ("excess withdrawal") are subject to the partial withdrawal charge. The partial withdrawal charge is equal to 5% of the excess withdrawal up to the surrender charge on the date of withdrawal. If no surrender charge is applicable at the time of withdrawal, no partial withdrawal charge will be deducted. The Policy's outstanding surrender charge will be reduced by the amount of the partial withdrawal charge deducted. See THE POLICY -- "Partial Withdrawals" and CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals."

LOAN PRIVILEGE

You may borrow against the Policy Value. The total amount you may borrow is the Loan Value. Loan Value in the first Policy year is 75% of an amount equal to the Policy Value less surrender charge, Monthly Deductions, and interest on Debt to the end of the Policy year. Thereafter, Loan Value is 90% of an amount equal to the Policy Value less the surrender charge.

Policy loans will be allocated among the General Account and the Sub-Accounts in accordance with your instructions. If no allocation is made by you, the Company will make a Pro-Rata Allocation among the Accounts. In either case, Policy Value equal to the Policy loan will be transferred from the appropriate Sub-Account(s) to the General Account, and will earn monthly interest at an effective annual rate of at least 6%. Therefore, a Policy loan may have a permanent impact on the Policy Value even though it eventually is repaid. Although the loan amount is a part of the Policy Value, the Death Proceeds will be reduced by the amount of outstanding Debt at the time of death.

Policy loans will bear interest at a fixed rate of 8% per year, due and payable in arrears at the end of each Policy year. If interest is not paid when due, it will be added to the loan balance. Policy loans may be repaid at any time. You must notify the Company if a payment is a loan repayment; otherwise, it will be considered a premium payment. Any partial or full repayment of Debt by you will be allocated to the General Account or Sub-Accounts in accordance with your instructions. If you do not specify an allocation, the Company will allocate the loan repayment in accordance with your most recent premium allocation instructions. See POLICY LOANS.

PREFERRED LOAN OPTION

A preferred loan option is available under the Policy. The preferred loan option will be available upon Written Request. It may be revoked by you at any time. If this option has been selected, after the tenth Policy anniversary the Policy Value in the General Account equal to the loan amount will be credited with interest at an effective annual yield of at least 7.5%. The Company's current practice is to credit a rate of interest equal to the rate being charged for the preferred loan.

There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable withdrawal from the Policy. See FEDERAL TAX CONSIDERATIONS, "Policy Loans." Consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS). THE PREFERRED LOAN OPTION MAY NOT BE AVAILABLE IN ALL STATES.

POLICY LAPSE AND REINSTATEMENT

Except as otherwise provided in the optional Guaranteed Death Benefit Rider, the failure to make premium payments will not cause the Policy to lapse unless:

    (a) the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued, if any; or

    (b) Debt exceeds Policy Value less surrender charges.

A 62-day grace period applies to each situation.

Even if the situation described in (a) above exists, the Policy will not lapse if you meet the so-called "Minimum Monthly Factor" test. The Minimum Monthly Factor test is only used to determine whether the Policy will enter the grace period during the first 48 months or within 48 months following an increase in the Face Amount. Under the Minimum Monthly Factor test, the Company determines two amounts:

    - the sum of the payments you have made, minus any Debt, withdrawals and withdrawal charges, and

    - the amount of the Minimum Monthly Factor (the amount is shown on page 5 of the Policy) multiplied by the number of months the Policy has been in force, or the number of months which have elapsed since the last increase in the Face Amount.

The Company then compares the first amount to the second amount. The Policy will not enter the grace period if the first amount is greater than the second amount. If the Policy lapses, it may be reinstated within three years of the date of default (but not later than the Final Premium Payment Date). In order to reinstate, you must pay the reinstatement premium and provide satisfactory Evidence of Insurability subject to our then current underwriting standards. The Company reserves the right to increase the Minimum Monthly Factor upon reinstatement. See POLICY TERMINATION AND REINSTATEMENT.

In addition, if the Guaranteed Death Benefit Rider is in effect, the Company guarantees that the Policy will not lapse, regardless of the investment performance of the Separate Account. The Policy may lapse, however, under certain circumstances. See THE POLICY -- "Guaranteed Death Benefit Rider." (This Rider may not be available in all states.)

POLICY VALUE AND SURRENDER VALUE

The Policy Value is the total amount available for investment under the Policy at any time. It is the sum of the value of all Accumulation Units in the Sub-Accounts of the Separate Account and all accumulations in the General Account credited to the Policy. The Policy Value reflects the amount and frequency of Net Premiums paid, charges and deductions imposed under the Policy, interest credited to accumulations in the General Account, investment performance of the Sub-Account(s) to which Policy Value has been allocated, and partial withdrawals. The Policy Value may be relevant to the computation of the Death Proceeds. You bear the entire investment risk for amounts allocated to the Separate Account. The Company does not guarantee a minimum Policy Value.

The Surrender Value will be the Policy Value less any Debt and applicable surrender charges. The Surrender Value is relevant, for example, to the continuation of the Policy and in the computation of the amounts available upon partial withdrawals, Policy loans or surrender.

DEATH PROCEEDS

The Policy provides for the payment of certain Death Proceeds to the named Beneficiary upon the death of the last surviving Insured. There are no Death Proceeds payable on the death of the first Insured to die. Prior to the Final Premium Payment Date, the Death Proceeds will be equal to the Sum Insured, reduced by any outstanding Debt, partial withdrawals, partial withdrawal charges, and any Monthly Deductions due and not yet deducted through the Policy month in which the last surviving Insured dies.

Two Sum Insured Options are available. Under Option 1, the Sum Insured is the greater of the Face Amount of the Policy or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is the greater of the Face Amount of the Policy plus the Policy Value or the Guideline Minimum Sum Insured. The Guideline Minimum Sum Insured is equivalent to a percentage (determined each month based on the younger Insured's Age) of the Policy Value. On or after the Final Premium Payment Date, the Death Proceeds will equal the Surrender Value. See THE
POLICY -- "Death Proceeds." The Death Proceeds under the Policy may be received in a lump sum or under one of the Payment Options described in the Policy. See APPENDIX B -- PAYMENT OPTIONS.

FLEXIBILITY TO ADJUST SUM INSURED

Subject to certain limitations, you may adjust the Sum Insured, and thus the Death Proceeds, at any time prior to the Final Premium Payment Date, by increasing or decreasing the Face Amount. Any change in the Face Amount will affect the monthly cost of insurance charges and the amount of the surrender charge. If the Face Amount is decreased, a pro-rata surrender charge may be imposed. The Policy Value is reduced by the amount of the charge. See THE POLICY -- "Change in Face Amount." The minimum increase in the Face Amount is $10,000, and any increase also may require additional Evidence of Insurability. The increase is subject to a "free-look" period and, during the first 24 months after the increase, to a conversion privilege. See THE POLICY -- "Free-Look Period" and "Conversion Privileges."

ADDITIONAL INSURANCE BENEFITS

You have the flexibility to add additional insurance benefits by rider. These include the Split Option Rider, Other Insured Rider, Guaranteed Death Benefit Rider, and Four-Year Term Rider. See APPENDIX A -- OPTIONAL BENEFITS. (All riders may not be available in all states.)

The cost of these optional insurance benefits will be deducted from the Policy Value as part of the Monthly Deduction. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."

PAID-UP INSURANCE OPTION

The Policyowner who elects this option will have, without further premiums due, joint survivorship insurance coverage for the lifetime of the Insureds, with the Death Proceeds payable on the death of the last surviving Insured. The Policyowner who has elected the Paid-Up Insurance option may not pay additional premiums, select Sum Insured Option 2, increase or decrease the Face Amount, or make partial withdrawals. Policy Value in the Separate Account will be transferred to the General Account on the date the Company receives Written Request to exercise the option, and transfers of Policy Value back to the Separate Account will not be permitted. Riders will continue only with the consent of the Company. Surrender Value and Loan Value are calculated differently. See THE POLICY -- "Paid-Up Insurance Option." This option may not be available in all states.

INVESTMENT OPTIONS

The following are the investment advisers of the Funds:

FUND                                           MANAGER
----                                           -------
AIT Equity Index Fund                          Allmerica Asset Management, Inc.
AIT Money Market Fund                          Allmerica Asset Management, Inc.
AIT Select Aggressive Growth Fund              Nicholas-Applegate Capital Management, L.P.
AIT Select Capital Appreciation Fund           T. Rowe Price Associates, Inc.
AIT Select Emerging Markets Fund               Schroder Investment Management North America
                                               Inc.
AIT Select Growth and Income Fund              J. P. Morgan Investment Management Inc.
AIT Select Growth Fund                         Putnam Investment Management, Inc.
AIT Select International Equity Fund           Bank of Ireland Asset Management (U.S.)
                                               Limited
AIT Select Investment Grade Income Fund        Allmerica Asset Management, Inc.
AIT Select Strategic Growth Fund               TCW Investment Management Company
AIT Select Strategic Income Fund               Western Asset Management Company
AIT Select Value Opportunity Fund              Cramer Rosenthal McGlynn, LLC
AIM V.I. Aggressive Growth Fund                A I M Advisors, Inc.
Alliance Growth and Income Portfolio           Alliance Capital Management, L.P.
Alliance Premier Growth Portfolio              Alliance Capital Management, L.P.
Fidelity VIP Equity-Income Portfolio           Fidelity Management and Research Company
Fidelity VIP Growth Portfolio                  Fidelity Management and Research Company
Fidelity VIP High Income Portfolio             Fidelity Management and Research Company
FT VIP Franklin Small Cap Fund                 Franklin Advisers, Inc.
FT VIP Mutual Shares Securities Fund           Franklin Mutual Advisers, LLC
INVESCO VIF Heath Sciences Fund                INVESCO Funds Group, Inc.
Janus Aspen Growth Portfolio                   Janus Capital
T. Rowe Price International Stock Portfolio    T. Rowe Price International, Inc. ("Price-
                                               International")

In some states, insurance regulations may restrict the availability of particular Underlying Funds.

TAX TREATMENT

The Policy is generally subject to the same federal income tax treatment as a conventional fixed benefit life insurance policy. Under current tax law, to the extent there is no change in benefits, you will be taxed on Policy Value withdrawn from the Policy only to the extent that the amount withdrawn exceeds the total premiums paid. Withdrawals in excess of premiums paid will be treated as ordinary income. During the first 15 Policy years, however, an "interest-first" rule applies to any distribution of cash that is required under
Section 7702 of the Code because of a reduction of benefits under the Policy. Death Proceeds under the Policy are excludable from the gross income of the Beneficiary, but in some circumstances the Death Proceeds or the Policy Value may be subject to federal estate tax. See FEDERAL TAX CONSIDERATIONS -- "Taxation of the Policies."

The Policy offered by this Prospectus may be considered a "modified endowment contract" if it fails a "seven-pay" test at any time during the first seven Policy years, or within seven years of a material change in the Policy. The Policy fails to satisfy the seven-pay test if the cumulative premiums paid under the Policy at any time during the first seven Policy years, or within seven years of a material change in the Policy, exceeds the sum of the net level premiums that would have been paid had the Policy provided for paid-up future benefits after the payment of seven level annual premiums. If the Policy is considered a modified endowment contract, all distributions (including Policy loans, partial withdrawals, surrenders or assignments) will be taxed on an "income-first" basis. In addition, with certain exceptions, an additional 10% penalty will be imposed on the portion of any distribution that is includible in income. For more information, see FEDERAL TAX CONSIDERATIONS -- "Modified Endowment Contracts."

                            ------------------------

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. The Prospectus and the Policy provide further detail. The Policy provides insurance protection for the named beneficiary. The Policy and its attached application or enrollment form are the entire agreement between you and the Company.

THE PURPOSE OF THE POLICY IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY. IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE, OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.

NO CLAIM IS MADE THAT THE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

               DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT,
                            AND THE UNDERLYING FUNDS

THE COMPANY

The Company, organized under the laws of Massachusetts in 1844, is the fifth oldest life insurance company in America. Effective October 16, 1995, the Company converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. As of December 31, 2000, the Company and its subsidiaries had over $24 billion in combined assets and over $34 billion of life insurance in force. The Company is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The Company's principal office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000 (Principal Office).

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE SEPARATE ACCOUNT

The Separate Account was authorized by vote of the Board of Directors of the Company on August 20, 1991. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve the supervision of its management or investment practices or policies of the Separate Account or the Company by the SEC.

The assets used to fund the variable portion of the Policies are set aside in the Separate Account and are kept separate from the general assets of the Company. Under Delaware law, assets equal to the reserves and other liabilities of the Separate Account may not be charged with any liabilities arising out of any other business of the Company. The Separate Account has twenty-nine Sub-Accounts, of which twenty-three are currently offered under the Policy. You may have allocations in up to 20 Sub-Accounts at one time. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company or the other Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust, the AIM Variable Insurance Funds, the Alliance Variable Products Series Fund, Inc., the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the INVESCO Variable Investment Funds, Inc., the Janus Aspen Series or the T. Rowe Price International Series, Inc. ("Underlying Funds").

The assets of each Underlying Fund are held separate from the assets of the other Underlying Funds. Each Underlying Fund operates as a separate investment vehicle and the income or losses of one Underlying Fund generally have no effect on the investment performance of another Underlying Fund. Shares of each Underlying Fund are not offered to the general public but solely to separate accounts of life insurance companies, such as the Separate Account.

Each Sub-Account has two sub-divisions. One sub-division applies to Policies during their first 15 Policy years, which are subject to a Separate Account administrative charge. See CHARGES AND DEDUCTIONS -- "Charges Against Assets of the Separate Account." Thereafter, such Policies are automatically allocated to the second sub-division to account for the elimination of the Separate Account administrative charge.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Sub-Accounts and Separate Account.

THE UNDERLYING FUNDS

Each Underlying Fund pays a management fee to an investment manager or adviser for managing and providing services to the Underlying Fund. However, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waiver/reimbursements see "CHARGES OF THE UNDERLYING INVESTMENT COMPANIES" under the SUMMARY OF FEES AND CHARGES section. The prospectuses of the Underlying Funds also contain information regarding fees for advisory services and should be read in conjunction with this prospectus.

ALLMERICA INVESTMENT TRUST

Allmerica Investment Trust (the "Trust") is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Trust or its separate investment Funds.

The Trust was established by the Company as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company, or other insurance companies. Twelve investment portfolios ("Funds") of the Trust are available under the Policies, each issuing a series of shares: AIT Equity Index Fund, AIT Money Market Fund, AIT Select Aggressive Growth Fund, AIT Select Capital Appreciation Fund, AIT Select Emerging Markets Fund, AIT Select Growth and Income Fund, AIT Select Growth Fund, AIT Select International Equity Fund, AIT Select Investment Grade Income Fund, AIT Select Strategic Growth Fund, AIT Select Strategic Income Fund and AIT Select Value Opportunity Fund.

Allmerica Financial Investment Management Services, Inc. ("AFIMS") serves as investment manager of the Trust. Under the Management Agreement with the Trust, AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and the Trustees in consultation with BARRA RogersCasey, Inc. Under each Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to the Trustee's instructions. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.

AIM VARIABLE INSURANCE FUNDS

AIM Variable Insurance Funds ("AVIF"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Aggressive Growth Fund is A I M Advisors, Inc. ("AIM"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. Two of its separate investment portfolios are currently available under the Policy: Alliance Growth and Income Portfolio and Alliance Premier Growth Portfolio. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified management investment company organized as a Massachusetts business trust on November 13, 1981, and is registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the Policies: the Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, and Fidelity VIP Growth Portfolio.

Various Fidelity companies perform certain activities required to operate VIP. FMR is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. The Portfolios of Fidelity VIP, as part of their operating expenses, pay an monthly management fee to FMR for managing investments and business affairs, each Portfolio pays a monthly Management fee to FMR. The prospectus of Fidelity VIP contains additional information concerning the Portfolios, including information concerning additional expenses paid by the Portfolios, and should be read in conjunction with this Prospectus.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the funds' investment managers and their affiliates manage over $226.9 billion (as of December 31, 2000) in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. The investment adviser to the FT VIP Franklin Small Cap Fund is Franklin Advisers, Inc. Franklin Mutual Advisers, LLC is the investment adviser to the FT VIP Mutual Shares Securities Fund.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO Variable Investment Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the VIF Health Sciences Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES

Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware Business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. One of its investment portfolios are available under the Policy: Janus Aspen Growth Portfolio.

T. ROWE PRICE INTERNATIONAL SERIES, INC.

T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by T. Rowe Price International, Inc. ("Price-International"), is an open-end, diversified management investment company organized in 1994 as a Maryland Corporation, and is registered with the SEC under the 1940 Act. Price-International, the investment manager, is the successor to Rowe Price-Fleming International, Inc., founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited. In 2000, Rowe Price-Fleming International became wholly owned by T. Rowe Price Associates, Inc. Price-International is one of the largest no-load international mutual fund asset managers, with approximately $32.7 billion (as of December 31, 2000) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires and Paris. One of its investment portfolios is available under the Policy: T. Rowe Price International Stock Portfolio. An affiliate of Price-International, T. Rowe Price Associates, Inc. serves as Sub-Adviser to the AIT Select Capital Appreciation Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of the Funds is set forth below. BEFORE INVESTING, READ CAREFULLY THE PROSPECTUSES OF THE UNDERLYING FUNDS THAT ACCOMPANY THIS PROSPECTUS. THE PROSPECTUSES OF THE UNDERLYING FUNDS CONTAIN MORE DETAILED INFORMATION ON THE FUNDS' INVESTMENT OBJECTIVES, RESTRICTIONS, RISKS AND EXPENSES. Statements of Additional Information for the Funds are available on request. The investment objectives of the Funds may not be achieved. Policy Value may be less than the aggregate payments made under the Policy.

AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of United States publicly traded common stocks. The AIT Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the S&P 500 Stocks.

AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.

AIT SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration, and any income realized on the Fund's investments will be incidental to its primary objective.

AIT SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets.

AIT SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.

AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return (including both income and capital appreciation) as is consistent with prudent investment management.

AIT SELECT STRATEGIC GROWTH FUND -- seeks long-term capital appreciation.

AIT SELECT STRATEGIC INCOME FUND -- seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing in various types of fixed income securities.

AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital.

ALLIANCE GROWTH AND INCOME PORTFOLIO (CLASS B) -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.

ALLIANCE PREMIER GROWTH PORTFOLIO (CLASS B) -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500. The Portfolio may invest in high-yielding, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity VIP prospectus.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income, while also considering growth of capital.

FT VIP FRANKLIN SMALL CAP FUND (CLASS2) -- seeks long-term capital growth. The fund invests primarily in equity securities of U.S. small cap companies with market cap values of less than $1.5 billion or similar in size to those in the Russell 2000 Index, at the time of purchase.

FT VIP MUTUAL SHARES SECURITIES FUND (CLASS 2) -- seeks capital appreciation. Its secondary goal is income. The fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

INVESCO VIF HEALTH SCIENCES FUND -- seeks to make an investment grow. The fund is aggressively managed and invests primarily in equity securities of companies that develop, produce or distribute products or services related to health care.

JANUS ASPEN GROWTH PORTFOLIO (SERVICE SHARES) -- seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of larger, more established companies selected for their growth potential.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

If there is a material change in the investment policy of a Fund, we will notify you of the change. If you have Policy Value allocated to that Fund, you may, without charge, reallocate the Policy Value to another Fund or to the General Account. We must receive your Written Request within 60 days of the latest of the:

    - Effective date of the change in the investment policy, or

    - Receipt of the notice of your right to transfer.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to the Policy interest in a Sub-Account without notice to you and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by a Policyowner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Policyowners on a basis to be determined by the Company.

Shares of the Funds of the Trust are also issued to separate accounts of the Company and its affiliates which issue variable annuity contracts ("mixed funding"). Shares of the Portfolios/Funds of AIM, Alliance, Fidelity VIP, Franklin Templeton, INVESCO, Janus Aspen and of T. Rowe Price are also issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life Policyowners or variable annuity Policyowners. Although the Company and the Underlying Funds do not currently foresee any such disadvantages, the Company and the respective Trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken. If the Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the expenses.

If any of these substitutions or changes is made, the Company may, by endorsement, change the Policy to reflect the substitution or change, and will notify Policyowners of all such changes. If the Company deems it to be in the best interest of Policyowners, and subject to any approvals that may be required under applicable law, the Separate Account or any Sub-Account(s) may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or other separate accounts of the Company.

                                   THE POLICY

APPLYING FOR THE POLICY

The Policy cannot be issued until the underwriting procedure has been completed. Upon receipt at its Principal Office of a completed application from a prospective Policyowner, the Company will follow certain insurance underwriting procedures designed to determine whether the proposed Insureds are insurable. This process may involve medical examinations, and may require that further information be provided by the proposed Policyowner before a determination of insurability can be made. The Company reserves the right to reject an application which does not meet its underwriting guidelines, but in underwriting insurance, the Company complies with all applicable federal and state prohibitions concerning unfair discrimination.

CONDITIONAL INSURANCE AGREEMENT

It is possible to obtain life insurance protection during the underwriting process through a Conditional Insurance Agreement. If at the time of application you make a payment equal to at least one "Minimum Monthly Factor" for the Policy as applied for, the Company will provide fixed conditional insurance in the amount of insurance applied for, subject to the conditions of the Conditional Insurance Agreement. This coverage generally will continue for a maximum of 90 days from the date of the application or the completion of a medical exam, should one be required. In no event will any insurance proceeds be paid under the Conditional Insurance Agreement if death is by suicide.

PREMIUMS HELD IN THE GENERAL ACCOUNT PENDING UNDERWRITING APPROVAL

Pending completion of insurance underwriting and Policy issuance procedures, the initial premium will be held in the Company's General Account. If the application is approved and the Policy is issued and accepted by you, the initial premium held in the General Account will be credited with interest at a specified rate, beginning not later than the date of receipt of the premium at the Company's Principal Office. IF THE POLICY IS NOT ISSUED, THE PREMIUMS WILL BE RETURNED TO YOU WITHOUT INTEREST.

FREE-LOOK PERIOD

The Policy provides for an initial "free-look" period. You may cancel the Policy by mailing or delivering the Policy to the Principal Office or an agent of the Company on or before the latest of:

    - 45 days after the application for the Policy is signed, or

    - 10 days after you receive the Policy (or longer if required by state law), or

    - 10 days after the Company mails or personally delivers a notice of withdrawal rights to you.

    - 60 days after you receive the Policy, if the Policy was purchased in New York as a replacement for an existing Policy.

When you return the Policy, the Company will mail a refund to you within seven days. The refund of any premium paid by check may be delayed until the check has cleared your bank.

Where required by state law, the refund will equal the premiums paid. In all other states or if the Policy was issued in New York as a replacement, the refund will equal the sum of:

(1) the difference between the premiums, including fees and charges paid, and any amounts allocated to the Separate Account, PLUS

(2) the value of the amounts allocated to the Separate Account, PLUS

(3) any fees or charges imposed on the amounts allocated to the Separate
    Account.

The amount refunded in (1) above includes any premiums allocated to the General Account.

FREE LOOK WITH FACE AMOUNT INCREASES

After an increase in the Face Amount, the Company will mail or personally deliver a notice of a "free look" with respect to the increase. You will have the right to cancel the increase before the latest of:

    - 45 days after the application for the increase is signed, or

    - 10 days after you receive the new specifications pages issued for the increase (or longer if required by state law), or

    - 10 days after the Company mails or delivers a notice of withdrawal rights to you.

Upon cancelling the increase, you will receive a credit to your Policy Value of charges which would not have been deducted but for the increase. The amount to be credited will be refunded if you so request. The Company also will waive any surrender charge calculated for the increase.

CONVERSION PRIVILEGES

Once during the first 24 months after the Date of Issue or after the effective date of an increase in the Face Amount (assuming the Policy is in force), you may convert your Policy without Evidence of Insurability to a flexible premium adjustable life insurance policy with fixed and guaranteed minimum benefits. Assuming that there have been no increases in the initial Face Amount, you can accomplish this within 24 months after the Date of Issue by transferring, without charge, the Policy Value in the Separate Account to the General Account and by simultaneously changing your premium allocation instructions to allocate future premium payments to the General Account. Within 24 months after the effective date of each increase, you can transfer, without charge, all or part of the Policy Value in the Separate Account to the General Account and simultaneously change your premium allocation instructions to allocate all or part of future premium payments to the General Account.

Where required by state law, the Company will, at your request, issue a flexible premium adjustable life insurance policy to you. The new policy will have the same Face Amount, issue Age, Date of Issue, and Premium Classes as the original Policy.

PREMIUM PAYMENTS

Premium payments are payable to the Company, and may be mailed to the Principal Office or paid through one of the Company's authorized agents. All premium payments after the initial premium payment are credited to the Separate Account or the General Account as of date of receipt at the Principal Office.

PREMIUM FLEXIBILITY

Unlike conventional insurance policies, the Policy does not obligate you to pay premiums in accordance with a rigid and inflexible premium schedule. You may establish a schedule of planned premiums which will be billed by the Company at regular intervals. Failure to pay planned premiums, however, will not, itself, cause the Policy to lapse.

You also may make unscheduled premium payments at any time prior to the Final Premium Payment Date or skip planned premium payments, subject to the maximum and minimum premium limitations described below.

You also may elect to pay premiums by means of a monthly automatic payment procedure. Under this procedure, amounts will be deducted from your checking account each month, generally on the Monthly

Payment Date, and applied as a premium under the Policy. The minimum payment permitted under a monthly automatic payment procedure is $50.

Premiums are not limited as to frequency and number. No premium payment, however, may be less than $100 without the Company's consent. Moreover, premium payments must be sufficient to provide a positive Surrender Value at the end of each Policy month, or the Policy may lapse. See POLICY TERMINATION AND REINSTATEMENT.

MINIMUM MONTHLY FACTOR

The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

    - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

    - Debt does not exceed Policy Value less surrender charges, then

    - the Policy is guaranteed not to lapse during that period.

EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

In no event may the total of all premiums paid exceed the current maximum premium limitations set forth in the Policy which are required by federal tax laws. These maximum premium limitations will change whenever there is any change in the Face Amount, the addition or deletion of a rider, or a change in the Sum Insured Option. If a premium is paid which would result in total premiums exceeding the current maximum premium limitations, the Company will accept only that portion of the premiums which shall make total premiums equal the maximum. Any part of the premiums in excess of that amount will be returned, and no further premiums will be accepted until allowed by the current maximum premium limitation prescribed by Internal Revenue Service ("IRS") rules. Notwithstanding the current maximum premium limitations, however, the Company will accept a premium which is needed in order to prevent a lapse of the Policy during a Policy year. See POLICY TERMINATION AND REINSTATEMENT.

INCENTIVE FUNDING DISCOUNT

The Company will lower the cost of insurance charges by 5% during any Policy year for which you qualify for an incentive funding discount. To qualify, total premiums paid under the Policy, less any Debt, withdrawals and withdrawal charges, and transfers from other policies issued by the Company, must exceed 90% of the guideline level premiums (as defined in Section 7702 of the Code) accumulated from the Date of Issue to the date of qualification. The incentive funding discount may not be available in all states.

The amount needed to qualify for the incentive funding discount is determined on the Date of Issue for the first Policy year and on each Policy anniversary for each subsequent Policy year. If, however, the Company receives the proceeds from a Policy issued by an unaffiliated company to be exchanged for the Policy, the qualification for the incentive funding discount for the first Policy year will be determined on the date the proceeds are received by the Company, and only insurance charges becoming due after the date such proceeds are received will be eligible for the incentive funding discount.

GUARANTEED DEATH BENEFIT RIDER (MAY NOT BE AVAILABLE IN ALL STATES)

An optional Guaranteed Death Benefit Rider is available only at issue of the Policy. If this Rider is in effect, the Company:

    - guarantees that the Policy will not lapse, regardless of the investment performance of the Separate Account, and

    - provides a guaranteed death benefit.

In order to maintain the Guaranteed Death Benefit Rider, certain minimum premium payment tests must be met on each Policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in the Face Amount, as described below. In addition, a one-time administrative charge of $25 will be deducted from the Policy Value when the Rider is elected. Certain transactions, including Policy loans, partial withdrawals, and changes in Sum Insured Options, can result in the termination of the Rider. If this Rider is terminated, it cannot be reinstated.

GUARANTEED DEATH BENEFIT TESTS

While the Guaranteed Death Benefit Rider is in effect, the Policy will not lapse if the following two tests are met:

(1) Within 48 months following the Date of Issue of the Policy or of any increase in the Face Amount, the sum of the premiums paid, less any Debt, partial withdrawals and withdrawal charges, must be greater than the Minimum Monthly Factors (if any) multiplied by the number of months which have elapsed since the Date of Issue or the effective date of increase; and

(2) On each Policy anniversary, (a) must exceed (b) where, since the Date of
    Issue:

    (a) is the sum of your premiums, less any withdrawals, partial withdrawal charges and Debt which is classified as a preferred loan; and

    (b) is the sum of the minimum Guaranteed Death Benefit premiums, as shown on the specifications page of the Policy.

GUARANTEED DEATH BENEFIT

If the Guaranteed Death Benefit Rider is in effect on the Final Premium Payment Date, guaranteed Death Proceeds will be provided as long as the Rider is in force. The Death Proceeds will be the greater of:

    - the Face Amount as of the Final Premium Payment Date; or

    - the Policy Value as of the date due proof of death is received by the Company.

TERMINATION OF THE GUARANTEED DEATH BENEFIT RIDER

The Guaranteed Death Benefit Rider will end and may not be reinstated on the first to occur of the following:

    - foreclosure of a Policy loan, or

    - the date on which the sum of your payments does not meet or exceed the applicable Guaranteed Death Benefit test (above), or

    - any Policy change that results in a negative guideline level premium, or

    - the effective date of a change from Sum Insured Option 2 to Sum Insured Option 1, if such change occurs within five Policy years of the Final Premium Payment Date, or

    - a request for a partial withdrawal or preferred loan is made after the Final Premium Payment Date.

It is possible that the Policy Value will not be sufficient to keep the Policy in force on the first Monthly Payment Date following the date the Rider terminates. The net amount payable to keep the Policy in force will never exceed the surrender charge plus three Monthly Deductions.

PAID-UP INSURANCE OPTION

Upon Written Request, a Policyowner may exercise a Paid-Up Insurance option. Paid-up life insurance is fixed insurance, usually having a reduced Face Amount, for the lifetime of the Insured with no further premiums due. If the Policyowner elects this option, certain Policyowner rights and benefits may be limited.

The paid-up fixed insurance will be in the amount, up to the Face Amount of the Policy, that the Surrender Value of the Policy can purchase for a net single premium at the Insureds' Ages and Premium Class on the date this option is elected. The Company will transfer any Policy Value in the Separate Account to the General Account on the date it receives the Written Request to elect the option. If the Surrender Value exceeds the net single premium necessary for the fixed insurance, the Company will pay the excess to the Policyowner. The net single premium is based on the Commissioners 1980 Standard Ordinary Mortality Table D, Smoker or Non-Smoker with increases in the tables for non-standard risks. Interest will not be less than 4.5%.

IF THE PAID-UP INSURANCE OPTION IS ELECTED, THE FOLLOWING
POLICYOWNER RIGHTS AND BENEFITS WILL BE AFFECTED:

    - As described above, the Paid-Up Insurance benefit is computed differently from the net death benefit, and the death benefit options will not apply.

    - The Company will transfer the Policy Value in the Separate Account to the General Account on the date it receives the Written Request to elect the option. The Company will not allow transfers of Policy Value from the General Account back to the Separate Account.

    - The Policyowner may not make further premium payments.

    - The Policyowner may not increase or decrease the Face Amount or make partial withdrawals.

    - Riders will continue only with the Company's consent.

After electing paid-up fixed insurance, the Policyowner may surrender the Policy for its net cash value. The cash value is equal to the net single premium for Paid-Up Insurance at the Insureds' attained Ages. The net cash value is the cash value less any outstanding loans.

ALLOCATION OF NET PREMIUMS

The Net Premium equals the premium paid less the tax expense charge and the premium expense charge. In the application for the Policy, you may indicate the initial allocation of Net Premiums among the General Account and the Sub-Accounts of the Separate Account. You may allocate premiums to one or more Sub-Accounts, but may not have Policy Value in more than 20 Sub-Accounts at any one time. The minimum amount which may be allocated to a Sub-Account is 1% of Net Premium paid. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%.

FUTURE CHANGES ALLOWED

You may change the allocation of future Net Premiums at any time pursuant to written or telephone request. An allocation change will be effective as of the date of receipt of the notice at the Principal Office. Currently, no charge is imposed for changing premium allocation instructions. The Company reserves the right to impose such a charge in the future, but guarantees that the charge will not exceed $25.

If allocation changes by telephone are elected by the Policyowner, a properly completed authorization form must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All transfer instructions by telephone are tape recorded.

INVESTMENT RISK

The Policy Value in the Sub-Accounts will vary with their investment experience; you bear this investment risk. The investment performance may affect the Death Proceeds as well. Policyowners periodically should review their allocations of premiums and Policy Value in light of market conditions and overall financial planning requirements.

TRANSFER PRIVILEGE

Subject to the Company's then current rules, you may at any time transfer the Policy Value among the Sub-Accounts or between a Sub-Account and the General Account. The Policy Value held in the General Account to secure a Policy loan, however, may not be transferred.

All requests for transfers must be made to the Principal Office. The amount transferred will be based on the Policy Value in the Account(s) next computed after receipt of the transfer order. The Company will make transfers pursuant to written or telephone request. As discussed in THE POLICY -- "Allocation of Net Premiums," a properly completed authorization form must be on file at the Principal Office before telephone requests will be honored.

Currently, transfers to and from the General Account are permitted only if:

    - there has been at least a 90-day period since the last transfer from the General Account, and

    - the amount transferred from the General Account in each transfer does not exceed the lesser of $100,000, or 25%, of the Accumulated Value under the Policy.

These rules are subject to change by the Company.

DOLLAR-COST AVERAGING OPTION AND AUTOMATIC REBALANCING OPTION

You may have automatic transfers of at least $100 a month made on a periodic basis:

    - from the Sub-Account which invests in the AIT Money Market Fund to one or more of the other Sub-Accounts ("Dollar-Cost Averaging Option"), or

    - to reallocate Policy Value among the Sub-Accounts ("Automatic Rebalancing Option").

Automatic transfers may be made on a monthly, bi-monthly, quarterly, semi-annual or annual schedule. Generally, all transfers will be processed on the 15th of each scheduled month. If the 15th is not a business day, however, or is the Monthly Payment Date, the automatic transfer will be processed on the next business day. The Dollar-Cost Averaging Option and the Automatic Rebalancing Option may not be in effect at the same time.

TRANSFER PRIVILEGE SUBJECT TO POSSIBLE LIMITS

The transfer privilege is subject to the Company's consent. The Company reserves the right to impose limitations on transfers including, but not limited to:

    - the minimum amount that may be transferred,

    - the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account,

    - the minimum period of time between transfers involving the General Account, and

    - the maximum amount that may be transferred each time from the General Account.

Currently, the first 12 transfers in a Policy year will be free of any charge. Thereafter, a $10 transfer charge will be deducted from the amount transferred for each transfer in that Policy year. The Company may increase or decrease this charge, but it is guaranteed never to exceed $25. The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year; each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made free of charge. Any transfers made with respect to a conversion privilege, Policy loan or material change in investment policy will not count towards the 12 free transfers.

The Policies are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Portfolio. These and similar activities may be disruptive to the Underlying Portfolios, and may adversely affect an Underlying Portfolio's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Portfolios, the Company reserves the right to refuse transfers or to take other action to prevent or limit the use of such activities.

DEATH PROCEEDS

The Policy provides two death benefit options: The Option 1 and the Option 2 (for more information, see SUM INSURED OPTIONS). The Policy provides for the payment of the Death Proceeds under the applicable death benefit option to the named Beneficiary on the death of the last surviving Insured. There are no Death Proceeds payable on the death of the first Insured to die. Within 90 days of the death of the first Insured to die, or as soon thereafter as is reasonably possible, due proof of such death must be received at the Principal Office. As long as the Policy remains in force (see POLICY TERMINATION AND REINSTATEMENT), the Company will pay the Death Proceeds of the Policy to the named Beneficiary upon due proof of the death of the last surviving Insured. Normally, the Company will pay the Death Proceeds within seven days of receiving due proof of the death of the last surviving Insured, but the Company may delay payments under certain circumstances. See OTHER POLICY PROVISIONS -- "Postponement of Payments." The Death Proceeds may be received by the Beneficiary in cash or under one or more of the payment options set forth in the Policy. See
APPENDIX B --PAYMENT OPTIONS.

Prior to the Final Premium Payment Date, the Death Proceeds are:

    - the Sum Insured provided under Option 1 or Option 2, whichever is elected and in effect on the date of death of the last surviving Insured; PLUS

    - any additional insurance on the Insureds' lives that is provided by rider; MINUS

    - any outstanding Debt, any partial withdrawals and partial withdrawal charges, and any Monthly Deductions due and unpaid through the Policy month in which the last surviving Insured dies.

After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value. Where permitted by state law, the amount of Death Proceeds payable will be determined as of the date the Company receives due proof of death of the last surviving Insured for Option 2 and date of death of the last surviving Insured for Option 1.

SUM INSURED OPTIONS

The Policy provides two Sum Insured Options: Option 1 and Option 2, as described below. You designate the desired Sum Insured Option in the application. You may change the option once per Policy year by Written Request. There is no charge for a change in option.

Under Option 1, the Sum Insured is equal to the greater of the Face Amount of insurance or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is equal to the greater of the Face Amount of insurance plus the Policy Value or the Guideline Minimum Sum Insured.

GUIDELINE MINIMUM SUM INSURED

The Guideline Minimum Sum Insured is equal to a percentage of the Policy Value as set forth in the Table below.

The Guideline Minimum Sum Insured is determined in accordance with Code regulations to ensure that the Policy qualifies as a life insurance contract and that the insurance proceeds will be excluded from the gross income of the Beneficiary.

                      GUIDELINE MINIMUM SUM INSURED TABLE
          (AGE OF YOUNGER INSURED ON DEATH OF LAST SURVIVING INSURED)

Age                                     Percentage   Age                                     Percentage
---                                     ----------   ---                                     ----------
Thru 40..............................      250%      61...................................      128%
41...................................      243%      62...................................      126%
42...................................      236%      63...................................      124%
43...................................      229%      64...................................      122%
44...................................      222%      65...................................      120%
45...................................      215%      66...................................      119%
46...................................      209%      67...................................      118%
47...................................      203%      68...................................      117%
48...................................      197%      69...................................      116%
49...................................      191%      70...................................      115%
50...................................      185%      71...................................      113%
51...................................      178%      72...................................      111%
52...................................      171%      73...................................      109%
53...................................      164%      74...................................      107%
54...................................      157%      75 thru 90...........................      105%
55...................................      150%      91...................................      104%
56...................................      146%      92...................................      103%
57...................................      142%      93...................................      102%
58...................................      138%      94...................................      101%
59...................................      134%      95...................................      100%
60...................................      130%

Under both Option 1 and Option 2 the Sum Insured provides insurance protection. Under Option 1, the Sum Insured remains level unless the applicable percentage of Policy Value under Guideline Minimum Sum

Insured exceeds the Face Amount, in which case the Sum Insured will vary as the Policy Value varies. Under Option 2, the Sum Insured varies as the Policy Value changes.

For any Face Amount, the amount of the Sum Insured and the Death Proceeds will be greater under Option 2 than under Option 1, since the Policy Value is added to the specified Face Amount and included in the Death Proceeds only under Option 2. The cost of insurance included in the Monthly Deduction will be greater, however, and thus the rate at which Policy Value will accumulate will be slower under Option 2 than under Option 1 (assuming the same specified Face Amount and the same actual premiums paid). See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."

If the Policyowner desires to have premium payments and investment performance reflected in the amount of the Sum Insured, the Policyowner should choose
Option 2. If the Policyowner desires premium payments and investment performance reflected to the maximum extent in the Policy Value, Option 1 should be selected.

ILLUSTRATIONS

For purposes of this illustration, assume that the younger Insured is under the Age of 40, and that there is no outstanding Debt.

ILLUSTRATION OF OPTION 1

Under Option 1, a Policy with a $250,000 Face Amount generally will have a Sum Insured equal to $250,000. However, because the Sum Insured must be equal to or greater than 250% of the Policy Value, if at any time the Policy Value exceeds $100,000, the Sum Insured will exceed the $300,000 Face Amount. In this example, each additional dollar of Policy Value above $100,000 will increase the Sum Insured by $2.50. For example, a Policy with a Policy Value of $125,000 will have a Guideline Minimum Sum Insured of $312,000 ($125,000 X 2.50); Policy Value of $150,000 will produce a Guideline Minimum Sum Insured of $375,000
($150,000 X 2.50); and Policy Value of $200,000 will produce a Guideline Minimum Sum Insured of $500,000 ($200,000 X 2.50).

Similarly, so long as the Policy Value exceeds $100,000, each dollar taken out of the Policy Value will reduce the Sum Insured by $2.50. If, for example, the Policy Value is reduced from $125,000 to $100,000 because of partial withdrawals, charges or negative investment performance, the Sum Insured will be reduced from $312,500 to $250,000. If at any time, however, the Policy Value multiplied by the applicable percentage is less than the Face Amount, the Sum Insured will equal the Face Amount of the Policy.

The applicable percentage becomes lower as the younger Insured's Age increases. If the younger Insured's Age in the above example were, for example, 70 (rather than between 0 and 40), the applicable percentage would be 115%. The Sum Insured would not exceed the $250,000 Face Amount unless the Policy Value exceeded $217,391 (rather than $100,000), and each dollar then added to or taken from the Policy Value would change the Sum Insured by $1.15.

ILLUSTRATION OF OPTION 2

For purposes of this illustration, assume that the younger Insured is under the Age of 40 and that there is no outstanding Debt.

Under Option 2, a Policy with a Face Amount of $250,000 will generally produce a Sum Insured of $250,000 plus Policy Value. For example, a Policy with a Policy Value of $50,000 will produce a Sum Insured of $300,000 ($250,000 + $50,000); a
Policy Value of $80,000 will produce a Sum Insured of $330,000
($250,000 + $80,000); a Policy Value of $100,000 will produce a Sum Insured of $350,000 ($250,000 + $100,000). However, the Sum Insured must be at least 250% of the Policy Value. Therefore, if the Policy Value is greater than $100,000, 250% of that amount will be the Sum Insured, which will be greater than the Face Amount plus Policy Value. In this example, each additional dollar of Policy Value above $100,000 will increase the Sum Insured by $2.50. For example, if the Policy Value is $200,000, the Guideline Minimum Sum Insured will be $500,000 ($200,000 X 2.50); a Policy Value of $250,000 will produce a

Guideline Minimum Sum Insured of $625,000 ($250,000 X 2.50); and a Policy Value of $300,000 will produce a Guideline Minimum Sum Insured of $750,000
($300,000 X 2.50).

Similarly, if the Policy Value exceeds $100,000, each dollar taken out of the Policy Value will reduce the Sum Insured by $2.50. If, for example, the Policy Value is reduced from $200,000 to $150,000 because of partial withdrawals, charges or negative investment performance, the Sum Insured will be reduced from $500,000 to $375,000. If at any time, however, the Policy Value multiplied by the applicable percentage is less than the Face Amount plus the Policy Value, then the Sum Insured will be the current Face Amount plus the Policy Value.

The applicable percentage becomes lower as the younger Insured's Age increases. If the Insured's Age in the above example were 70, the applicable percentage would be 115%, so that the Sum Insured must be at least 1.15 times the Policy Value. The amount of the Sum Insured would be the sum of the Policy Value plus $250,000 unless the Policy Value exceeded $217,391 (rather than $100,000). Each dollar added to or subtracted from the Policy would change the Sum Insured by $1.15.

The Sum Insured under Option 2 will always be the greater of the Face Amount plus the Policy Value or the Policy Value multiplied by the applicable percentage.

CHANGE IN SUM INSURED OPTION

Generally, the Sum Insured Option in effect may be changed once each Policy year by sending a Written Request for change to the Principal Office. Changing Sum Insured Options will not require Evidence of Insurability. The effective date of any such change will be the Monthly Payment Date on or following the date of receipt of the request. No charges will be imposed on changes in Sum Insured Options.

CHANGE FROM OPTION 1 TO OPTION 2

If the Sum Insured Option is changed from Option 1 to Option 2, the Face Amount will be decreased to equal the Sum Insured less the Policy Value on the effective date of the change. This change may not be made if it would result in a Face Amount less than $100,000. A change from Option 1 to Option 2 will not alter the amount of the Sum Insured at the time of the change, but will affect the determination of the Sum Insured from that point on. Because the Policy Value will be added to the new specified Face Amount, the Sum Insured will vary with the Policy Value. Thus, under Option 2, the Insurance Amount at Risk will always equal the Face Amount unless the Guideline Minimum Sum Insured is in effect. The cost of insurance may also be higher or lower than it otherwise would have been without the change in Sum Insured Option. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."

CHANGE FROM OPTION 2 TO OPTION 1

If the Sum Insured Option is changed from Option 2 to Option 1, the Face Amount will be increased to equal the Sum Insured which would have been payable under Option 2 on the effective date of the change (i.e., the Face Amount immediately prior to the change plus the Policy Value on the date of the change). The amount of the Sum Insured will not be altered at the time of the change. The change in option, however, will affect the determination of the Sum Insured from that point on, since the Policy Value no longer will be added to the Face Amount in determining the Sum Insured; the Sum Insured will equal the new Face Amount (or, if higher, the Guideline Minimum Sum Insured). The cost of insurance may be higher or lower than it otherwise would have been since any increases or decreases in Policy Value will, respectively, reduce or increase the Insurance Amount at Risk under Option 1. Assuming a positive net investment return with respect to any amounts in the Separate Account, changing the Sum Insured Option from Option 2 to Option 1 will reduce the Insurance Amount at Risk and therefore the cost of insurance charge for all subsequent Monthly Deductions, compared to what such charge would have been if no such change were made.

A change in the Sum Insured Option may result in total premiums paid exceeding the then current maximum premium limitation determined by IRS rules. In such event, the Company will pay the excess to you. See THE POLICY -- "Premium Payments."

CHANGE IN FACE AMOUNT

Subject to certain limitations, you may increase or decrease the specified Face Amount at any time by submitting a Written Request to the Company. Any increase or decrease in the specified Face Amount requested by you will become effective on the Monthly Payment Date on or next following the date of receipt of the request at the Principal Office or, if Evidence of Insurability is required, the date of approval of the request.

INCREASES IN FACE AMOUNT

Along with the Written Request for an increase, you must submit satisfactory Evidence of Insurability. The consent of the Insureds is also required whenever the Face Amount is increased. A request for an increase in the Face Amount may not be for less than $100,000. You may not increase the Face Amount after the younger Insured reaches Age 80 or the older Insured reaches Age 85. An increase must be accompanied by an additional premium if the Surrender Value is less than $50, plus an amount equal to the sum of two Minimum Monthly Factors.

On the effective date of each increase in the Face Amount, a transaction charge of $40 will be deducted from the Policy Value for administrative costs. The effective date of the increase will be the first Monthly Payment Date on or following the date all of the conditions for the increase are met.

An increase in the Face Amount will generally affect the Insurance Amount at Risk, and may affect the portion of the Insurance Amount at Risk included in various Premium Classes (if more than one Premium Class applies), both of which may affect the monthly cost of insurance charges. A surrender charge will also be calculated for the increase. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value" and "Surrender Charge."

After increasing the Face Amount, you will have the right (a) during a Free-Look Period, to have the increase cancelled, and the charges which would not have been deducted but for the increase will be credited to the Policy, and (b) during the first 24 months following the increase, to transfer any or all Policy Value to the General Account free of charge. See THE POLICY -- "Free-Look Period" and "Conversion Privileges." A refund of charges which would not have been deducted but for the increase will be made at your request.

DECREASES IN FACE AMOUNT

The minimum amount for a decrease in the Face Amount is $100,000. The Face Amount in force after any decrease may not be less than $100,000. If, following a decrease in the Face Amount, the Policy would not comply with the maximum premium limitation applicable under the IRS rules, the decrease may be limited or Policy Value may be returned to you (at your election) to the extent necessary to meet the requirements. A return of Policy Value may result in a tax liability to you.

A decrease in the Face Amount will affect the total Insurance Amount at Risk and the portion of the Insurance Amount at Risk covered by various Premium Classes, both of which may affect a Policyowner's monthly cost of insurance charges. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value." For purposes of determining the cost of insurance charge, any decrease in the Face Amount will reduce the Face Amount in the following order:

    - the Face Amount provided by the most recent increase;

    - the next most recent increases successively; and

    - the initial Face Amount.

This order also will be used to determine whether a surrender charge will be deducted and in what amount. If you request a decrease in the Face Amount, the amount of any surrender charge deducted will reduce the current Policy Value. You may specify one Sub-Account from which the surrender charge will be deducted. If no specification is provided, the Company will make a Pro-Rata Allocation. The current surrender charge will be reduced by the amount deducted. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

POLICY VALUE AND SURRENDER VALUE

The Policy Value is the total amount available for investment, and is equal to the sum of:

    - your accumulation in the General Account, PLUS

    - the value of the Accumulation Units in the Sub-Accounts.

The Policy Value is used in determining the Surrender Value (the Policy Value less any Debt and applicable surrender charges). There is no guaranteed minimum Policy Value. Because the Policy Value on any date depends upon a number of variables, it cannot be predetermined.

The Policy Value and the Surrender Value will reflect frequency and amount of Net Premiums paid, interest credited to accumulations in the General Account, the investment performance of the chosen Sub-Accounts, any partial withdrawals, any loans, any loan repayments, any loan interest paid or credited, and any charges assessed in connection with the Policy.

CALCULATION OF POLICY VALUE

The Policy Value is determined first on the Date of Issue and thereafter on each Valuation Date. On the Date of Issue, the Policy Value will be the Net Premiums received, plus any interest earned during the underwriting period when premiums are held in the General Account (before being transferred to the Separate Account; see THE POLICY -- "Applying for a Policy") less any Monthly Deductions due. On each Valuation Date after the Date of Issue the Policy Value will be:

    - the aggregate of the values in each of the Sub-Accounts on the Valuation Date, determined for each Sub-Account by multiplying the value of an Accumulation Unit in that Sub-Account on that date by the number of such Accumulation Units allocated to the Policy; PLUS

    - the value in the General Account (including any amounts transferred to the General Account with respect to a loan).

Thus, the Policy Value is determined by multiplying the number of Accumulation Units in each Sub-Account by the value of the applicable Accumulation Units on the particular Valuation Date, adding the products, and adding the amount of the accumulations in the General Account, if any.

THE ACCUMULATION UNIT

Each Net Premium is allocated to the Sub-Account(s) selected by you. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account.

The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the Net Premium allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units will remain fixed unless changed by a subsequent split of Accumulation Unit value, transfer, partial withdrawal or Policy surrender. In addition, if the Company is deducting the Monthly Deduction or other charges from a Sub-Account, each such deduction will result in cancellation of a number of Accumulation Units equal in value to the amount deducted.

The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account. That experience, in turn, will reflect the investment performance, expenses and charges of the respective Underlying Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account. The dollar value of an Accumulation Unit on a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

NET INVESTMENT FACTOR

The net investment factor measures the investment performance of a Sub-Account of the Separate Account during the Valuation Period just ended. The net investment factor for each Sub-Account is equal to 1.0000 plus the number arrived at by dividing (a) by (b) and subtracting (c) and (d) from the result, where:

    (a) is the investment income of that Sub-Account for the Valuation Period, plus capital gains, realized or unrealized, credited during the Valuation Period; minus capital losses, realized or unrealized, charged during the Valuation Period; adjusted for provisions made for taxes, if any;

    (b) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (c) is a charge for each day in the Valuation Period equal on an annual basis to 0.90% of the daily net asset value of that Sub-Account for mortality and expense risks. This charge may be increased or decreased by the Company, but may not exceed 0.90%; and

    (d) is the Separate Account administrative charge for each day in the Valuation Period equal on an annual basis to 0.25% of the daily net asset value of that Sub-Account. This charge is applicable only during the first 15 Policy years.

The net investment factor may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. You bear the investment risk.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

DEATH PROCEEDS PAYMENT OPTIONS

During the Insureds' lifetimes, you may arrange for the Death Proceeds to be paid in a single sum or under one or more of the available payment options. The payment options currently available are described in APPENDIX B -- PAYMENT OPTIONS. These choices are also available at the Final Premium Payment Date and if the Policy is surrendered. The Company may make more payment options available in the future. If no election is made, the Company will pay the Death Proceeds in a single sum. When the Death Proceeds are payable in a single sum, the Beneficiary may, within one year of the death of the last surviving Insured, select one or more of the payment options if no payments have yet been made.

OPTIONAL INSURANCE BENEFITS

Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX A -- OPTIONAL BENEFITS may be added to a Policy by rider. The cost of any optional insurance benefits will be deducted as part of the Monthly Deduction. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."

POLICY SURRENDER

You may at any time surrender the Policy and receive its Surrender Value. The Surrender Value is the Policy Value less any Debt and applicable surrender charges. The Surrender Value will be calculated as of the Valuation Date on which a Written Request for surrender and the Policy are received at the Principal Office. A surrender charge will be deducted when a Policy is surrendered if less than 15 full Policy years have elapsed from the Date of Issue of the Policy or from the effective date of any increase in the Face Amount. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The proceeds on surrender may be paid in a lump sum or under one of the payment options described in APPENDIX B -- PAYMENT OPTIONS. Normally, the Company will pay the Surrender Value within seven days following the Company's receipt of the surrender request, but the Company may delay payment under the circumstances described in OTHER POLICY PROVISIONS -- "Postponement of Payments."

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

PARTIAL WITHDRAWALS

Any time after the first Policy year, you may withdraw a portion of the Surrender Value of the Policy, subject to the limits stated below, upon Written Request filed at the Principal Office. The Written Request must indicate the dollar amount you wish to receive and the Accounts from which such amount is to be withdrawn. You may allocate the amount withdrawn among the Sub-Accounts and the General Account. If you do not provide allocation instructions, the Company will make a Pro-Rata Allocation. Each partial withdrawal must be in a minimum amount of $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $100,000.

A partial withdrawal from a Sub-Account will result in the cancellation of the number of Accumulation Units equivalent in value to the amount withdrawn. The amount withdrawn equals the amount requested by you plus the transaction charge and any applicable partial withdrawal charge as described under CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals." Normally, the Company will pay the amount of the partial withdrawal within seven days following the Company's receipt of the partial withdrawal request, but the Company may delay payment under certain circumstances as described in OTHER POLICY PROVISIONS -- "Postponement of Payments." For important tax consequences which may result from partial withdrawals, see FEDERAL TAX CONSIDERATIONS.

                             CHARGES AND DEDUCTIONS

Charges will be deducted in connection with the Policy to compensate the Company for providing the insurance benefits set forth in the Policy and any additional benefits added by rider, administering the Policy, incurring distribution expenses, and assuming certain risks in connection with the Policies.

Certain of the charges and deductions described below may be reduced for Policies issued to employees of the Company and its affiliates located at the Company's home office (or at off-site locations if such employees are on the Company's home office payroll); directors of the Company and its affiliates and subsidiaries; employees and registered representatives of any broker-dealer that has entered into a sales agreement with the Company or Allmerica Investments, Inc. to sell the Policies, and any spouses or children of the above persons. The cost of insurance charges may be reduced, and no surrender charges, partial withdrawal charges or front-end sales loads will be imposed (and no commissions will be paid), where the Policyowner as of the date of application is within these categories.

TAX EXPENSE CHARGE

A charge will be deducted from each premium payment for the actual state and local premium taxes paid by the Company and a charge of 1% of premiums to compensate the Company for federal taxes imposed for deferred acquisition costs ("DAC") taxes. The premium tax deduction will change if there is a change in tax rates or if the applicable jurisdiction changes (the Company should be notified of any change in address as soon as possible). The Company reserves the right to increase or decrease the 1% DAC tax deduction to reflect changes in the Company's expenses for DAC taxes.

PREMIUM EXPENSE CHARGE

A charge of 1% of premiums will be deducted from each premium payment to partially compensate the Company for the cost of selling the Policies. The premium expense charge is a factor the Company must use when calculating the maximum sales load it can charge under SEC rules during the first two Policy years.

MONTHLY DEDUCTION FROM POLICY VALUE

Prior to the Final Premium Payment Date, a Monthly Deduction from Policy Value will be made to cover a charge for the cost of insurance, a charge for any optional insurance benefits added by rider, and a monthly administrative charge. The cost of insurance charge and the monthly administrative charges are discussed below. The Monthly Deduction on or following the effective date of a requested increase in the Face Amount will also include a $40 administrative charge for the increase. See THE POLICY -- "Change in Face Amount."

Prior to the Final Premium Payment Date, the Monthly Deduction will be deducted as of each Monthly Payment Date commencing with the Date of Issue of the Policy. It will be allocated to one Sub-Account according to your instruction or, if no allocation is specified, the Company will make a Pro-Rata Allocation. If the Sub-Account you specify does not have sufficient funds to cover the Monthly Deduction, the Company will deduct the charge for that month as if no specification were made. If on subsequent Monthly Payment Dates there is sufficient Policy Value in the Sub-Account you specified, however, the Monthly Deduction will be deducted from that Sub-Account. No Monthly Deductions will be made on or after the Final Premium Payment Date.

COST OF INSURANCE

This charge is designed to compensate the Company for the anticipated cost of providing Death Proceeds to Beneficiaries of those last surviving Insureds who die prior to the Final Premium Payment Date. The cost of insurance is determined on a monthly basis, and is determined separately for the initial Face Amount and for each subsequent increase in the Face Amount. Because the cost of insurance depends upon a number of variables, it can vary from month to month.

CALCULATION OF THE CHARGE

If you select Sum Insured Option 2, the monthly cost of insurance charge for the initial Face Amount will equal the applicable cost of insurance rate multiplied by the initial Face Amount. If you select Sum Insured Option 1, however, the applicable cost of insurance rate will be multiplied by the initial Face Amount less the Policy Value (minus charges for rider benefits) at the beginning of the Policy month. Thus, the cost of insurance charge may be greater for Policyowners who have selected Sum Insured Option 2 than for those who have selected Sum Insured Option 1, assuming the same Face Amount in each case and assuming that the Guideline Minimum Sum Insured is not in effect. In other words, since the Sum Insured under Option 1 remains constant while the Sum Insured under Option 2 varies with the Policy Value, any Policy Value increases will reduce the insurance charge under Option 1 but not under Option 2.

If you select Sum Insured Option 2, the monthly insurance charge for each increase in Face Amount (other than an increase caused by a change in the Sum Insured Option) will be equal to the cost of insurance rate applicable to that increase multiplied by the increase in the Face Amount. If you select Sum Insured Option 1, the applicable cost of insurance rate will be multiplied by the increase in the Face Amount reduced by any Policy Value (minus rider charges) in excess of the initial Face Amount at the beginning of the Policy month.

EFFECT OF THE GUIDELINE MINIMUM SUM INSURED

If the Guideline Minimum Sum Insured is in effect under either Option, a monthly cost of insurance charge also will be calculated for that additional portion of the Sum Insured which is required to comply with the Guideline rules. This charge will be calculated by:

    - multiplying the cost of insurance rate applicable to the initial Face Amount times the Guideline Minimum Sum Insured (Policy Value times the applicable percentage), MINUS

       - the greater of the Face Amount or the Policy Value (if you selected Sum Insured Option 1)

                                           OR

       - the Face Amount PLUS the Policy Value (if you selected Sum Insured Option 2).

When the Guideline Minimum Sum Insured is in effect, the cost of insurance charge for the initial Face Amount and for any increases will be calculated as set forth above. The monthly cost of insurance charge also will be adjusted for any decreases in the Face Amount. See THE POLICY -- "Change in Face Amount."

COST OF INSURANCE RATES

Cost of insurance rates are based on a blended unisex rate table, Age and Premium Class of the Insureds at the Date of Issue, the effective date of an increase or date of rider, as applicable, the amount of premiums paid less Debt, any partial withdrawals and withdrawal charges, and risk classification. Sex-distinct rates do not apply, except in those states that do not permit unisex rates.

The cost of insurance rates are determined at the beginning of each Policy year for the initial Face Amount. The cost of insurance rates for an increase in Face Amount or rider are determined annually on the anniversary of the effective date of each increase or rider. The cost of insurance rates generally increase as the Insureds' Ages increase. The actual monthly cost of insurance rates will be based on the Company's expectations as to future mortality experience. They will not, however, be greater than the guaranteed cost of insurance rates set forth in the Policy. These guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Table D, Smoker or Non-Smoker, and the Insureds' Ages. The Tables used for this purpose set forth different mortality estimates for smokers and non-smokers. Any change in the cost of insurance rates will apply to all persons of the same insuring Age and Premium Class whose Policies have been in force for the same length of time.

The Premium Class of an Insured will affect the cost of insurance rates. The Company currently places Insureds into Standard Premium Classes and Substandard Premium Classes. In an otherwise identical Policy, an Insured in the Standard Premium Class will have a lower cost of insurance than an Insured in a Substandard Premium Class with a higher mortality risk. The Premium Classes are also divided into two categories: smokers and non-smokers. Non-smoking Insureds will incur lower cost of insurance rates than Insureds who are classified as smokers but who are otherwise in the same Premium Class. Any Insured with an Age at issuance under 18 will be classified initially as regular or substandard. The Insured then will be classified as a smoker at Age 18 unless the Insured provides satisfactory evidence that the Insured is a non-smoker. The Company will provide notice to you of the opportunity for an Insured to be classified as a non-smoker when the Insured reaches Age 18.

The cost of insurance rate is determined separately for the initial Face Amount and for the amount of any increase in the Face Amount. For each increase in the Face Amount that you request, at a time when an Insured is in a less favorable Premium Class than previously, a correspondingly higher cost of insurance rate will apply only to that portion of the Insurance Amount at Risk for the increase. For the initial Face Amount and any prior increases, the Company will use the Premium Class previously applicable. On the other hand, if an Insured's Premium Class improves on an increase, the lower cost of insurance rate generally will apply to the entire Insurance Amount at Risk.

MONTHLY ADMINISTRATIVE CHARGES

Prior to the Final Premium Payment Date, a monthly administrative charge of $6 per month will be deducted from the Policy Value. This charge will be used to compensate the Company for expenses incurred in the administration of the Policy, and will compensate the Company for first-year underwriting and other start-up expenses incurred in connection with the Policy. These expenses include the cost of processing applications, conducting medical examinations, determining insurability and the Insureds' Premium Class, and establishing Policy records. The Company does not expect to derive a profit from these charges.

CHARGES AGAINST ASSETS OF THE SEPARATE ACCOUNT

The Company assesses each Sub-Account with a charge for mortality and expense risks assumed by the Company and a charge for administrative expenses of the Separate Account.

MORTALITY AND EXPENSE RISK CHARGE

The Company currently makes a charge on an annual basis of 0.90% of the daily net asset value in each Sub-Account. This charge is for the mortality risk and expense risk which the Company assumes in relation to the variable portion of the Policies. The total charges may be increased or decreased by the Board of Directors of the Company once each year, subject to compliance with applicable state and federal requirements, but it may not exceed 0.90% on an annual basis.

The mortality risk assumed by the Company is that Insureds may live for a shorter time than anticipated, and that the Company will therefore pay an aggregate amount of Death Proceeds greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges provided in the Policies. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If costs are less than the amounts provided, the difference will be a profit to the Company. To the extent this charge results in a current profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

SEPARATE ACCOUNT ADMINISTRATIVE CHARGE

During the first 15 Policy years, the Company assesses a charge on an annual basis of 0.25% of the daily net asset value in each Sub-Account. The charge is assessed to help defray administrative expenses actually incurred in the administration of the Separate Account and the Sub-Accounts, and is not expected to be a source of profit. The administrative functions and expenses assumed by the Company in connection with the Separate Account and the Sub-Accounts include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expenses of preparing and typesetting prospectuses, and the cost of printing prospectuses not allocable to sales expense, filing and other fees. No Separate Account administrative charge is imposed after the 15th Policy year.

OTHER CHARGES AND EXPENSES

Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the Accumulation Units of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and statements of additional information of the Underlying Funds contain additional information concerning such fees and expenses.

Currently, no charges are made against the Sub-Accounts for federal or state income taxes. Should the Company determine that taxes will be imposed, the Company may make deductions from the Sub-Accounts to pay such taxes. See FEDERAL TAX CONSIDERATIONS. The imposition of such taxes would result in a reduction of the Policy Value in the Sub-Accounts.

SURRENDER CHARGE

The Policy provides for a contingent surrender charge. A surrender charge may be deducted if you request a full surrender of the Policy or a decrease in the Face Amount. The duration of the surrender charge is 15 years from Date of Issue or from the effective date of any increase in the Face Amount. A separate surrender charge, described in more detail below, is calculated upon the issuance of the Policy and for each increase in the Face Amount.

The surrender charge is comprised of a contingent deferred administrative charge and a contingent deferred sales charge. The contingent deferred administrative charge compensates the Company for expenses incurred in administering the Policy. The contingent deferred sales charge compensates the Company for expenses relating to the distribution of the Policy, including agent's commissions, advertising and the printing of the prospectus and sales literature.

The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b) where:

    (a) is a deferred administrative charge equal to $8.50 per thousand dollars of the initial Face Amount, and

    (b) is a deferred sales charge of 48% of premiums received up to a maximum number of Guideline Annual Premiums subject to the deferred sales charge that varies by average issue Age from 1.95 (for average issue Ages 5 through 75) to 1.31 (for average issue Age 82).

In accordance with limitations under state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 initial Face Amount, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of the 180 Policy months (15 Policy years), as described in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. This reduction in the maximum surrender charge will reduce the deferred sales charge and the deferred administrative charge proportionately.

If you surrender the Policy during the first two Policy years following the Date of Issue, before making premium payments associated with the initial Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of initial Face Amount, as described above, but the deferred sales charge will not exceed 25% of premiums received. See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

SEPARATE SURRENDER CHARGE FOR EACH FACE AMOUNT INCREASE

A separate surrender charge will apply to and is calculated for each increase in the Face Amount. The surrender charge for the increase is in addition to that for the initial Face Amount. The maximum surrender charge for the increase is equal to the sum of (a) plus (b), where (a) is equal to $8.50 per thousand dollars of increase, and (b) is a deferred sales charge of 48% of premiums associated with the increase, up to a maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge. Such deferred sales charge varies by average Age (at the time of increase) from 1.95 (for average Ages 5 through 75) to 1.31 (for average Age 82). In accordance with limitations under state insurance regulations, the amount of the surrender charge will not exceed a specified amount per $1,000 of increase, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. As is true for the initial Face Amount, (a) is a deferred administrative charge, and (b) is a deferred sales charge. The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of the 180 Policy months (15 Policy years), as provided in APPENDIX D --CALCULATION OF MAXIMUM SURRENDER CHARGES.

If you surrender the Policy during the first two Policy years following an increase in the Face Amount before making premium payments associated with the increase in Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of the Face Amount increase, as described above, but the deferred sales charge will not exceed 25% of premiums associated with the increase. See
APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. The premiums associated with the increase are determined as described below.

ALLOCATION OF POLICY VALUE AND PREMIUMS UPON AN INCREASE IN FACE AMOUNT

Additional premium payments may not be required to fund a requested increase in Face Amount. Therefore, a special rule, which is based on relative Guideline Annual Premium payments, applies whereby the Policy Value will be allocated between the initial Face Amount and the increase. Subsequent premium payments are allocated between the initial Face Amount and the increase.

For example, suppose the Guideline Annual Premium is equal to $1,500 before an increase and is equal to $2,000 as a result of the increase. The Policy Value on the effective date of the increase would be allocated 75% ($1,500/$2,000) to the initial Face Amount and 25% to the increase. All future premiums also would be allocated 75% to the initial Face Amount and 25% to the increase. Thus, existing Policy Value associated with the increase will equal the portion of the Policy Value allocated to the increase on the effective date of the increase before any deductions are made. Premiums associated with the increase will equal the portion of the premium payments actually made on or after the effective date of the increase which are allocated to the increase. See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES for examples illustrating the calculation of the maximum surrender charge for the initial Face Amount and for any increases, as well as for the surrender charge based on actual premiums paid or associated with any increases.

POSSIBLE SURRENDER CHARGE ON A DECREASE IN THE FACE AMOUNT

A surrender charge may be deducted on a decrease in the Face Amount. In the event of a decrease, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. The fraction will be determined by dividing the amount of the decrease by the current Face Amount and multiplying the result by the surrender charge. If more than one surrender charge is in effect (i.e., pursuant to one or more increases in the Face Amount of a Policy), the surrender charge will be applied in the following order: (1) the most recent increase; (2) the next most recent increases successively, and (3) the initial Face Amount. Where a decrease causes a partial reduction in an increase or in the initial Face Amount, a proportionate share of the surrender charge for that increase or for the initial Face Amount will be deducted.

CHARGES ON PARTIAL WITHDRAWALS

After the first Policy year, partial withdrawals of Surrender Value may be made. The minimum withdrawal is $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $100,000. A transaction charge, which is the smaller of 2% of the amount withdrawn, or $25, will be assessed on each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. The transaction fee applies to all partial withdrawals, including a Withdrawal without a surrender charge. The Company does not expect to make a profit on this charge.

A partial withdrawal charge also may be deducted from the Policy Value. For each partial withdrawal you may withdraw an amount equal to 10% of the Policy Value on the date the written withdrawal request is received by the Company, less the total of any prior withdrawals in that Policy year which were not subject to the partial withdrawal charge, without incurring a partial withdrawal charge. Any partial withdrawal in excess of this amount ("excess withdrawal") will be subject to the partial withdrawal charge. The partial withdrawal charge is equal to 5% of the excess withdrawal up to the amount of the surrender charge(s) on the date of withdrawal.

This right is not cumulative from Policy year to Policy year. For example, if only 8% of Policy Value were withdrawn in Policy year two, the amount you could withdraw in subsequent Policy years would not be increased by the amount you did not withdraw in the second Policy year.

The Policy's outstanding surrender charge will be reduced by the amount of the partial withdrawal charge deducted by proportionately reducing the deferred sales charge component and the deferred administrative charge component.

The partial withdrawal charge deducted will decrease existing surrender charges in the following order:

    - first, the surrender charge for the most recent increase in the Face
      Amount;

    - second, the surrender charge for the next most recent increases successively;

    - last, the surrender charge for the initial Face Amount.

TRANSFER CHARGES

The first 12 transfers in a Policy year will be free of charge. Thereafter, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the administrative costs incurred in processing the transfer request. The Company reserves the right to increase the charge, but it never will exceed $25. The Company also reserves the right to change the number of free transfers allowed in a Policy year. See THE POLICY -- "Transfer Privilege."

You may have automatic transfers of at least $100 a month made on a periodic basis:

    - from the Sub-Account which invests in the AIT Money Market Fund to one or more of the other Sub-Accounts; or

    - to reallocate Policy Value among the Sub-Accounts.

The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year. Each subsequent automatic transfer is without charge, and does not reduce the remaining number of transfers which may be made without charge.

If you utilize the Conversion Privilege, Loan Privilege, or reallocate Policy Value within 20 days of the Date of Issue, any resulting transfer of Policy Value from the Sub-Accounts to the General Account will be free of charge and in addition to the 12 free transfers in a Policy year. See THE POLICY -- "Conversion Privileges," and POLICY LOANS.

CHARGE FOR INCREASE IN FACE AMOUNT

For each increase in the Face Amount that you request, a transaction charge of $40 will be deducted from the Policy Value to reimburse the Company for administrative costs associated with the increase. This charge is guaranteed not to increase, and the Company does not expect to make a profit on this charge.

OTHER ADMINISTRATIVE CHARGES

The Company reserves the right to impose a charge for the administrative costs incurred for changing the Net Premium allocation instructions, for changing the allocation of any Monthly Deductions among the various Sub-Accounts, or for a projection of values. Currently, no such charges are imposed, and any such charge is guaranteed not to exceed $25.

                                  POLICY LOANS

You may borrow against the Policy Value. Policy loans may be obtained by request to the Company on the sole security of the Policy. The total amount which may be borrowed is the Loan Value. In the first Policy year, the Loan Value is 75% of the Policy Value reduced by applicable surrender charges, as well as Monthly Deductions and interest on Policy loans to the end of the Policy year. The Loan Value in the second Policy year and thereafter is 90% of an amount equal to the Policy Value reduced by applicable surrender charges. There is no minimum limit on the amount of the loan.

Normally, the loan amount will be paid within seven days after the Company receives the loan request at the Principal Office, but the Company may delay payments under certain circumstances. See OTHER POLICY PROVISIONS -- "Postponement of Payments."

A Policy loan may be allocated among the General Account and one or more Sub-Accounts. If you do not make an allocation, the Company will make a Pro-Rata Allocation based on the amounts in the Accounts on the date the Company receives the loan request. The Policy Value in each Sub-Account equal to the Policy loan allocated to such Sub-Account will be transferred to the General Account, and the number of Accumulation Units equal to the Policy Value so transferred will be cancelled. This will reduce the Policy Value in these Sub-Accounts. These transactions are not treated as transfers for purposes of the transfer charge.

LOAN AMOUNT EARNS INTEREST IN GENERAL ACCOUNT

As long as the Policy is in force, the Policy Value in the General Account equal to the loan amount will be credited with interest at an effective annual yield of at least 6.00%.

PREFERRED LOAN OPTION

A preferred loan option is available under the Policy. The preferred loan option will be available upon Written Request. It may be revoked by you at any time. You may change a preferred loan to a non-preferred loan at any time upon written request. If this option has been selected, after the tenth Policy anniversary the Policy Value in the General Account that is equal to the loan amount will be credited with interest at an effective annual yield of at least 7.5%. Our current practice is to credit a rate of interest equal to the rate being charged for the preferred loan.

There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable withdrawal from the Policy. Consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS). The preferred loan option may not be available in all states.

LOAN INTEREST CHARGED

Outstanding Policy loans are charged interest. Interest accrues daily, and is payable in arrears at the annual rate of 8%. Interest is due and payable at the end of each Policy year or on a pro-rata basis for such shorter period as the loan may exist. Interest not paid when due will be added to the loan amount, and will bear interest at the same rate. If the new loan amount exceeds the Policy Value in the General Account after the due and unpaid interest is added to the loan amount, the Company will transfer the Policy Value equal to that excess loan amount from the Policy Value in each Sub-Account to the General Account as security for the excess loan amount. The Company will allocate the amount transferred among the Sub-Accounts in the same proportion that the Policy Value in each Sub-Account bears to the total Policy Value in all Sub-Accounts.

REPAYMENT OF LOANS

Loans may be repaid at any time prior to the lapse of the Policy. Upon repayment of the Debt, the portion of the Policy Value that is in the General Account securing the repaid loan will be allocated to the various Accounts and increase the Policy Value in such Accounts in accordance with your instructions. If you do not make a repayment allocation, the Company will allocate Policy Value in accordance with your most recent premium allocation instructions; provided, however, that loan repayments allocated to the Separate Account cannot exceed the Policy Value previously transferred from the Separate Account to secure the Debt.

If the Debt exceeds the Policy Value less the surrender charge, the Policy will terminate. A notice of such pending termination will be mailed to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Policy will terminate with no value.

EFFECT OF POLICY LOANS

Although Policy loans may be repaid at any time prior to the lapse of the Policy, Policy loans will permanently affect the Policy Value and Surrender Value, and may permanently affect the Death Proceeds. The effect could be favorable or unfavorable, depending upon whether the investment performance of the Sub-Account(s) is less than or greater than the interest credited to the Policy Value in the General Account attributable to the loan. Moreover, outstanding Policy loans and the accrued interest will be deducted from the proceeds payable upon surrender or the death of the last surviving Insured.

                      POLICY TERMINATION AND REINSTATEMENT

TERMINATION

The failure to make premium payments will not cause the Policy to lapse unless:

    (a) the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued,

                                         OR

    (b) the Debt exceeds the Policy Value less surrender charges.

If one of these situations occurs, the Policy will be in default. You then will have a grace period of 62 days, measured from the date of default, to make sufficient payments to prevent termination. On the date of default, the Company will send a notice to you and to any assignee of record. The notice will state the amount of premium due and the date on which it is due.

Failure to make a sufficient payment within the grace period will result in termination of the Policy. If the last surviving Insured dies during the grace period, the Death Proceeds will still be payable, but any Monthly Deductions due and unpaid through the Policy month in which the last surviving Insured dies, and any other overdue charge, will be deducted from the Death Proceeds.

LIMITED 48-MONTH GUARANTEE

Except for the situation described in (b) above, the Policy is guaranteed not to lapse during the first 48 months after the Date of Issue or the effective date of an increase in the Face Amount if you make a minimum amount of premium payments. The minimum amount paid, minus the Debt, partial withdrawals and partial withdrawal charges, must be at least equal to the sum of the Minimum Monthly Factor for the number of months the Policy, increase in the Face Amount, or a Policy Change which causes a change in the Minimum Monthly Factor has been in force. A Policy change which causes a change in the Minimum Monthly Factor is a change in the Face Amount or the addition or deletion of a rider.

Except for the first 48 months after the Date of Issue or the effective date of an increase, payments equal to the Minimum Monthly Factor do not guarantee that the Policy will remain in force.

REINSTATEMENT

If the Policy has not been surrendered and the Insureds are alive, the terminated Policy may be reinstated any time within three years after the date of default and before the Final Premium Payment Date. The reinstatement will be effective on the Monthly Payment Date following the date you submit the following to the Company:

    - a written application for reinstatement,

    - Evidence of Insurability showing that the Insureds are insurable according to the Company's underwriting rules, and

    - a premium that, after the deduction of the tax expense charge and premium expense charge, is large enough to cover the minimum amount payable, as described below.

MINIMUM AMOUNT PAYABLE

If reinstatement is requested when fewer than 48 Monthly Deductions have been made since the Date of Issue or the effective date of an increase in the Face Amount, you must pay the lesser of the amount shown in (1) or (2). Under (1), the minimum amount payable is the Minimum Monthly Factor for the three-month period beginning on the date of reinstatement. Under (2), the minimum amount payable is the sum of:

    - the amount by which the surrender charge as of the date of reinstatement exceeds the Policy Value on the date of default, PLUS

    - Monthly Deductions for the three-month period beginning on the date of reinstatement.

If reinstatement is requested after 48 Monthly Deductions have been made since the Date of Issue or any increase in the Face Amount, you must pay the amount shown in (2) above. The Company reserves the right to increase the Minimum Monthly Factor upon reinstatement.

SURRENDER CHARGE

The surrender charge on the date of reinstatement is the surrender charge which would have been in effect had the Policy remained in force from the Date of Issue. The Policy Value less Debt on the date of default will be restored to the Policy to the extent it does not exceed the surrender charge on the date of reinstatement. Any Policy Value less the Debt as of the date of default which exceeds the surrender charge on the date of reinstatement will not be restored.

POLICY VALUE ON REINSTATEMENT

The Policy Value on the date of reinstatement is:

    - the Net Premium paid to reinstate the Policy increased by interest from the date the payment was received at the Principal Office, PLUS

    - an amount equal to the Policy Value less Debt on the date of default to the extent it does not exceed the surrender charge on the date of reinstatement, MINUS

    - the Monthly Deduction due on the date of reinstatement.

You may not reinstate any Debt outstanding on the date of default or foreclosure.

                            OTHER POLICY PROVISIONS

The following Policy provisions may vary in certain states in order to comply with requirements of the insurance laws, regulations, and insurance regulatory agencies in those states.

POLICYOWNER

The Policyowner is named in the application for the Policy. The Policyowner is generally entitled to exercise all rights under a Policy while the Insureds are alive, subject to the consent of any irrevocable Beneficiary (the consent of a revocable Beneficiary is not required). The consent of the Insureds is required whenever the Face Amount of insurance is increased.

BENEFICIARY

The Beneficiary is the person or persons to whom the insurance proceeds are payable upon the death of the last surviving Insured. Unless otherwise stated in the Policy, the Beneficiary has no rights in the Policy before the death of the last surviving Insured. While the Insureds are alive, you may change any Beneficiary unless you have declared a Beneficiary to be irrevocable. If no Beneficiary is alive when the last surviving Insured dies, the Policyowner (or the Policyowner's estate) will be the Beneficiary. If more than one Beneficiary is alive when the last surviving Insured dies, they will be paid in equal shares, unless you have chosen otherwise. Where there is more than one Beneficiary, the interest of a Beneficiary who dies before the last surviving Insured dies will pass to surviving Beneficiaries proportionally.

INCONTESTABILITY

The Company will not contest the validity of a Policy after it has been in force during the lifetimes of both Insureds for two years from the Date of Issue. The Company will not contest the validity of any increase in the Face Amount after such increase or rider has been in force during the lifetimes of both Insureds for two years from its effective date.

SUICIDE

The Death Proceeds will not be paid if either Insured commits suicide within two years from the Date of Issue. Instead, the Company will pay the Beneficiary an amount equal to all premiums paid for the Policy, without interest, less any outstanding Debt and less any partial withdrawals. If either Insured commits suicide, generally within two years from the effective date of any increase in the Sum Insured, the Company's liability with respect to such increase will be limited to a refund of the cost thereof. The Beneficiary will receive the administrative charges and insurance charges paid for such increase.

NOTICE OF FIRST INSURED TO DIE

Within 90 days of the death of the first Insured to die, or as soon thereafter as is reasonably possible, you must mail to the Principal Office due proof of such death.

AGE

If the Age of either Insured as stated in the application for the Policy is not correct, benefits under a Policy will be adjusted to reflect the correct Age, if death of the last surviving Insured occurs prior to the Final Premium Payment Date. The adjusted benefit will be that which the most recent cost of insurance charge would have purchased for the correct Age. In no event will the Sum Insured be reduced to less than the Guideline Minimum Sum Insured.

ASSIGNMENT

The Policyowner may assign a Policy as collateral or make an absolute assignment of the Policy. All rights under the Policy will be transferred to the extent of the assignee's interest. The consent of the assignee may be required in order to make changes in premium allocations, to make transfers, or to exercise other rights under the Policy. The Company is not bound by an assignment or release thereof, unless it is in writing and is recorded at the Principal Office. When recorded, the assignment will take effect as of the date the Written Request was signed. Any rights created by the assignment will be subject to any payments made or actions taken by the Company before the assignment is recorded. The Company is not responsible for determining the validity of any assignment or release.

POSTPONEMENT OF PAYMENTS

Payments of any amount due from the Separate Account upon surrender, partial withdrawals, or death of the last surviving Insured, as well as payments of a Policy loan and transfers, may be postponed whenever (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC, or (b) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets. Payments under the Policy of any amounts derived from the premiums paid by check may be delayed until such time as the check has cleared your bank.

The Company also reserves the right to defer payment of any amount due from the General Account upon surrender, partial withdrawal or death of the last surviving Insured, as well as payments of Policy loans and transfers from the General Account, for a period not to exceed six months.

                                 VOTING RIGHTS

To the extent required by law, the Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Policyowners with Policy Value in such Sub-Account. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

Each person having a voting interest will be provided with proxy materials of the respective Underlying Fund together with an appropriate form with which to give voting instructions to the Company. Shares held in each Sub-Account for which no timely instructions are received will be voted in proportion to the instructions received from all persons with an interest in such Sub-Account who furnish instructions to the Company. The Company will also vote shares that it owns and which are not attributable to Policies in the same proportion. The number of votes which a Policyowner has the right to instruct will be determined by the Company as of the record date established for the Underlying Fund. This number is determined by dividing each Policy-owner's Policy Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Underlying Fund in which the assets of the Sub-Account are invested.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the Fund shares be voted so as (1) to cause a change in the sub-classification or investment objective of one or more of the Underlying Funds, or (2) to approve or disapprove an investment advisory contract for the Funds. In addition, we may disregard voting instructions that are in favor of any change in the investment policies or in any investment adviser or principal underwriter if the change has been initiated by Policyowners or the Trustees. Our disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good-faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Funds. In the event we do disregard voting instructions, a summary of that action and the reasons for that action will be included in the next periodic report to Policyowners.

                DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------           ----------------------------------------------
Bruce C. Anderson                     Director (since 1996) and Vice President (since 1984)
  Director and Vice President         of First Allmerica

Warren E. Barnes                      Vice President (since 1996) and Corporate Controller
  Vice President and Corporate        (since 1998) of First Allmerica
  Controller

Mark R. Colborn                       Director (since 2000) and Vice President (since 1992)
  Director and Vice President         of First Allmerica

Charles F. Cronin                     Secretary and Counsel (since 2000) of First
  Secretary and Counsel               Allmerica; Counsel (since 1996) of First Allmerica;
                                      Attorney (1991-1996) of Nutter, McClennen & Fish

J. Kendall Huber                      Director, Vice President and General Counsel (since
  Director, Vice President and        2000) of First Allmerica; Vice President (1999) of
  General Counsel                     Promos Hotel Corporation; Vice President and Deputy
                                      General Counsel (1998-1999) of Legg Mason, Inc.; Vice
                                      President and Deputy General Counsel (1995-1998) of
                                      USF&G Corporation

John P. Kavanaugh                     Director and Chief Investment Officer (since 1996)
  Director, Vice President and        and Vice President (since 1991) of First Allmerica;
  Chief Investment Officer            Director (since 1996) and President (since 1995) of
                                      Allmerica Asset Management, Inc.

Mark C. McGivney                      Vice President (since 1997) and Treasurer (since
  Vice President and Treasurer        2000) of First Allmerica; Associate, Investment
                                      Banking (1996-1997) of Merrill Lynch & Co.

John F. O'Brien                       Director, President and Chief Executive Officer
  Director, President and             (since 1989) of First Allmerica
  Chief Executive Officer

Edward J. Parry, III                  Director and Chief Financial Officer (since 1996),
  Director, Vice President and        Vice President (since 1993) and Treasurer (1993-2000)
  Chief Financial Officer             of First Allmerica

NAME AND POSITION WITH COMPANY           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------           ----------------------------------------------
Richard M. Reilly                     Director (since 1996) and Vice President (since 1990)
  Director and Vice President         of First Allmerica; Director (since 1990), President
                                      and Chief Executive Officer (since 1995) of Allmerica
                                      Financial Life Insurance and Annuity Company;
                                      Director and President (since 1998) of Allmerica
                                      Financial Investment Management Services, Inc.

Robert P. Restrepo, Jr.               Director and Vice President (since 1998) of First
  Director and Vice President         Allmerica; Chief Executive Officer (1996 to 1998) of
                                      Travelers Property & Casualty; Senior Vice President
                                      (1993 to 1996) of Aetna Life & Casualty Company

Eric A. Simonsen                      Director (since 1996) and Vice President (since 1990)
  Director and Vice President         of First Allmerica

Gregory D. Tranter                    Director and Vice President (since 2000) of First
  Director and Vice President         Allmerica; Vice President (1996-1998) of Travelers
                                      Property & Casualty; Director of Geico Team
                                      (1983-1996) of Aetna Life & Casualty

                                  DISTRIBUTION

Allmerica Investments, Inc. ("Allmerica Investments"), an indirect subsidiary of First Allmerica, acts as the principal underwriter of the Policies pursuant to a Sales and Administrative Services Agreement with the Company and the Separate Account. Allmerica Investments is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The Policies are sold by agents of the Company who are registered representatives of Allmerica Investments or of broker-dealers which have selling agreements with Allmerica Investments.

The Company pays commissions based on a commission schedule. After issue of the Policy or an increase in the Face Amount, commissions paid to agents who are registered representatives of Allmerica Investments generally will be up to 50% of the first-year premiums up to a basic premium amount established by the Company. Thereafter, commissions will generally equal up to 3.5% of any additional premiums. Certain registered representatives, including registered representatives enrolled in the Company's training program for new agents, may receive additional first-year and renewal commissions and training reimbursements. General Agents of the Company and certain registered representatives may also be eligible to receive expense reimbursements based on the amount of earned commissions. General Agents may also receive overriding commissions, which will not exceed 10% of first-year or 14% of renewal premiums.

Commissions and expense allowances paid to broker-dealers, after issue of the Policy or an increase in the Face Amount, generally will equal 90% of the first-year premiums up to a basic premium amount established by the Company. Thereafter, commissions will generally equal up to 4% of any additional premiums. To the extent permitted by NASD rules, overrides and promotional incentives or payments may also be provided to General Agents, independent marketing organizations, and broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

The Company intends to recoup the commission and other sales expense through a combination of the deferred sales charge component of the anticipated surrender and partial withdrawal charges, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company. There is no additional charge to Policyowners or the Separate Account. Any surrender charge assessed on a Policy will be retained by the Company except for amounts it may pay to Allmerica Investments for services it performs and expenses it may incur as principal underwriter and general distributor.

                                    REPORTS

The Company will maintain the records relating to the Separate Account. You will be promptly sent statements of significant transactions such as premium payments, changes in the specified Face Amount, changes in the Sum Insured Option, transfers among Sub-Accounts and the General Account, partial withdrawals, increases in loan amount by you, loan repayments, lapse, termination for any reason, and reinstatement. An annual statement will also be sent to you within 30 days after a Policy anniversary. The annual statement will summarize all of the above transactions and deductions of charges during the Policy year. It will also set forth the status of the Death Proceeds, Policy Value, Surrender Value, amounts in the Sub-Accounts and General Account, and any Policy loan(s). The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

In addition, you will be sent periodic reports containing financial statements and other information for the Separate Account and the Underlying Funds as required by the 1940 act.

                               LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Separate Account is a party, or to which the assets of the Separate Account are subject. The Company and Allmerica Investments, Inc. are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. Statements contained in this Prospectus concerning the Policy and other legal documents are summaries. The complete documents and omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                            INDEPENDENT ACCOUNTANTS

The financial statements of the Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and the financial statements of Inheiritage Account of the Company as of December 31, 2000 and for the periods indicated, included in this Prospectus constituting part of this Registration Statement, have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Policy.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Policy, on loans, withdrawals, or surrenders, on death benefit payments, and on the economic benefit to the Policyowner or the Beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted. From time to time legislation is proposed which, if passed, could significantly adversely, and possibly retroactively, affect the taxation of the Policies. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

It should be recognized that the following summary of federal income tax aspects of amounts received under the Policies is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. Specifically, the discussion below does not address certain tax provisions that may be applicable if the Policyowner is a corporation or the trustee of an employee benefit plan. A qualified tax adviser should always be consulted with regard to the application of law to individual circumstances.

THE COMPANY AND THE SEPARATE ACCOUNT

The Company is taxed as a life insurance company under Subchapter L of the Code, and files a consolidated tax return with its parent and affiliates. Because the Company does not expect to incur any income tax upon the earnings or realized capital gains attributable to the Separate Account, no charge is made for federal income taxes which may be attributable to the Separate Account.

The Company periodically will review the question of a charge to the Separate Account for federal income taxes. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what the Company believes it to be; if there are changes made in the federal income tax treatment of variable life insurance at the Company level; or if there is a change in the Company's tax status. Any such charge would be designed to cover the federal income taxes attributable to the investment results of the Separate Account.

Under current laws, the Company may also incur state and local taxes (in addition to premium taxes) in several states. At present these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes paid, or reserves for such taxes, attributable to the Separate Account.

TAXATION OF THE POLICIES

The Company believes that the Policies described in this Prospectus will be considered life insurance contracts under Section 7702 of the Code, which generally provides for the taxation of life insurance contracts and places limitations on the relationship of the Policy Value to the Insurance Amount at Risk. So long as the Policies are life insurance contracts, the Death Proceeds payable are excludable from the gross income of the Beneficiary. Moreover, any increase in the Policy Value is not taxable until received by the Policyowner or the Policyowner's designee (but see "Modified Endowment Contracts"). Although the Company believes that the Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by
Section 7702. In the absence of final regulations or other guidance issued under
Section 7702, there is necessarily some uncertainty whether a Policy will meet the Section 7702 definition of a life insurance contract. This is true particularly if the Policyowner pays the full amount of premiums permitted under the Policy. A Policyowner contemplating the payment of such premiums should do so only after consulting a tax adviser. If a Policy were determined not to be a life insurance contract under Section 7702, it would not have most of the tax advantages normally provided by a life insurance contract.

The Code requires that the investment of each Sub-Account be adequately diversified in accordance with Treasury Department regulations in order to be treated as a life insurance policy for tax purposes. Although the Company does not have control over the investments of the Underlying Funds, the Company believes that the Underlying Funds currently meet the Treasury's diversification requirements, and the Company will monitor continued compliance with these requirements. In connection with the issuance of previous regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which Policyowners may direct their investments to particular divisions of a separate account. Regulations in this regard may be issued in the future. It is possible that if and when regulations are issued, the Policies may need to be modified to comply with such regulations. For these reasons, the Policies or the Company's administrative rules may be modified as necessary to prevent a Policyowner from being considered the owner of the assets of the Separate Account.

Depending upon the circumstances, a surrender, partial withdrawal, change in the Sum Insured Option, change in the Face Amount, lapse with Policy loan outstanding, or assignment of the Policy may have tax consequences. In particular, under specified conditions, a distribution under the Policy during the first 15 years from Date of Issue that reduces future benefits under the Policy will be taxed to the Policyowner as ordinary income to the extent of any investment earnings in the Policy. Federal, state and local income, estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Insured, Policyowner or Beneficiary.

SPLIT OPTION RIDER/EXCHANGE OPTION RIDER

The Split Option Rider permits a Policy to be split into two other life insurance policies, one covering each Insured singly. A Policy split may have adverse tax consequences. It is not clear whether a Policy split will be treated as a non-taxable exchange under Section 1035 of the Code. Unless a Policy split is so treated, it could result in recognition of taxable income on the gain in the Policy. In addition, it is not clear whether, in all circumstances, the individual policies that result from a Policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The Policyowner should consult a competent tax adviser regarding the possible adverse tax consequences of a Policy split.

POLICY LOANS

The Company believes that non-preferred loans received under the Policy will be treated as an indebtedness of the Policyowner for federal income tax purposes. Under current law, these loans will not constitute income for the Policyowner while the Policy is in force (but see "Modified Endowment Contracts"). There is a risk, however, that a preferred loan may be characterized by the IRS as a withdrawal and be taxed accordingly. At the present time, the IRS has not issued any guidance on whether loans with the attributes of a preferred loan should be treated differently than a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain. In the event pertinent IRS guidelines are issued in the future, you may convert your preferred loan to a non-preferred loan. However, it is possible that, notwithstanding the conversion, some or all of the loan could be treated as a taxable withdrawal from the Policy.

Section 264 of the Code restricts the deduction of interest on Policy loans. Consumer interest paid on Policy loans under an individually owned Policy is not tax deductible. Generally, no tax deduction for interest is allowed on Policy loans if the Insured is an officer or employee of, or is financially interested in, any business carried on by the taxpayer. There is an exception to this rule which permits a deduction for interest on loans up to $50,000 related to any business-owned policies covering covering officers or 20-percent owners, up to a maximum equal to the greater of (1) five individuals, or (2) the lesser of
(a) 5% of the total number of officers and employees of the corporation, or
(b) 20 individuals.

MODIFIED ENDOWMENT CONTRACTS

The Technical and Miscellaneous Revenue Act of 1988 ("1988 Act") adversely affects the tax treatment of distributions under so-called "modified endowment contracts." Under the 1988 Act, any life insurance policy, including the Policy offered by this Prospectus, that fails to satisfy a "seven-pay" test is considered a modified endowment contract. A policy fails to satisfy the seven-pay test if the cumulative premiums paid under the policy at any time during the first seven policy years or within seven years of a material change in the policy exceeds the sum of the net level premiums that would have been paid, had the policy provided for paid-up future benefits after the payment of seven level annual premiums. In addition, if benefits are reduced at anytime during the life of the Contract, there may be adverse tax consequences. Please consult your tax adviser.

If a policy is considered a modified endowment contract, all distributions under the policy will be taxed on an "income-first" basis. Most distributions received by a policyowner directly or indirectly (including loans, withdrawals, partial surrenders, or the assignment or pledge of any portion of the value of the policy) will be includible in gross income to the extent that the cash surrender value of the policy exceeds the policyowner's investment in the contract. Any additional amounts will be treated as a return of capital to the extent of the policyowner's basis in the policy. In addition, with certain exceptions, an additional 10% tax will be imposed on the portion of any distribution that is includible in income. All modified endowment contracts issued by the same insurance company to the same policyowner during any calendar period will be treated as a single modified endowment contract in determining taxable distributions.

Currently, each Policy is reviewed when premiums are received to determine if it satisfies the seven-pay test. If the Policy does not satisfy the seven-pay test, the Company will notify the Policyowner of the option of requesting a refund of the excess premium. The refund process must be completed within 60 days after the Policy anniversary, or the Policy will be permanently classified as a modified endowment contract.

ESTATE AND GENERATION-SKIPPING TAXES

When the last surviving Insured dies, the Death Proceeds will generally be includible in the Policyowner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policyowner was not the last surviving Insured, the fair market value of the Policy would be included in the Policyowner's estate upon the Policyowner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, estates with a value less than the unifed credit amount will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse, when the death proceeds would be available to pay taxes due and other expenses incurred.

As a general rule, if an insured is the policyowner, and death proceeds are payable to a person two or more generations younger than the policyowner, a generation-skipping tax may be payable on the death proceeds at rates similar to the maximum estate tax rate in effect at the time. If the policyowner (whether or not he or she is an insured) transfers ownership of the policy to someone two or more generations younger, the transfer may be subject to the generation-skipping tax, the taxable amount being the value of the policy. (Such a transfer is unlikely but not impossible.) If the death proceeds are not includible in the insured's estate (because the insured retained no incidents of ownership and did not relinquish ownership within three years before death), the payment of the death proceeds to the beneficiary is not subject to the generation-skipping tax regardless of the beneficiary's generation. The generation-skipping tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation-skipping tax exemption of $1 million. Because these rules are complex, the Policyowner should consult with a tax adviser for specific information where benefits are passing to younger generations.

                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT

As discussed earlier, you may allocate Net Premiums and transfer Policy Value to the General Account. Because of exemption and exclusionary provisions in the securities laws, any amount in the General Account is not generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, the disclosures in this section have not been reviewed by the SEC. Disclosures regarding the fixed portion of the Policy and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

GENERAL DESCRIPTION

The General Account is made up of all of the general assets of the Company other than those allocated to any Separate Account. Allocations to the General Account become part of the assets of the Company and are used to support insurance and annuity obligations. Subject to applicable law, the Company has sole discretion over the investment of assets of the General Account.

A portion or all of Net Premiums may be allocated or transferred to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. The allocation or transfer of funds to the General Account does not entitle you to share in the investment experience of the General Account.

GENERAL ACCOUNT VALUE AND POLICY LOANS

The Company bears the full investment risk for amounts allocated to the General Account, and guarantees that interest credited to each Policyowner's Policy Value in the General Account will not be less than an annual rate of 4% ("Guaranteed Minimum Rate").

The Company may, at its sole discretion, credit a higher rate of interest ("excess interest"), although it is not obligated to credit interest in excess of 4% per year, and might not do so. However, the excess interest rate, if any, in effect on the date a premium is received at the Principal Office is guaranteed on that premium for one year, unless the Policy Value associated with the premium becomes security for a Policy loan. AFTER SUCH INITIAL ONE-YEAR GUARANTEE OF INTEREST ON NET PREMIUM, ANY INTEREST CREDITED ON THE POLICY'S ACCUMULATED VALUE IN THE GENERAL ACCOUNT IN EXCESS OF THE GUARANTEED MINIMUM RATE PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. YOU ASSUME THE RISK THAT INTEREST CREDITED MAY NOT EXCEED THE GUARANTEED MINIMUM RATE.

Even if excess interest is credited to accumulated value in the General Account, no excess interest will be credited to that portion of the Policy Value which is equal to Debt. Such Policy Value, however, will be credited interest at an effective annual yield of at least 6%.

The Company guarantees that, on each Monthly Payment Date, the Policy Value in the General Account will be the amount of the Net Premiums allocated or Policy Value transferred to the General Account, plus interest at an annual rate of 4%, plus any excess interest which the Company credits, less the sum of all Policy charges allocable to the General Account, and any amounts deducted from the General Account in connection with loans, partial withdrawals, surrenders or transfers.

Policy loans also may be made from the Policy Value in the General Account.

Transfers, surrenders, partial withdrawals, Death Proceeds and Policy loans payable from the General Account may be delayed up to six months. If payment is delayed for 30 days or more, however, the Company will pay interest at least equal to an effective annual yield of 3.5% for the period of deferment. Amounts from the General Account used to pay premiums on policies with the Company will not be delayed.

THE POLICY

This Prospectus describes an individual joint survivorship flexible premium variable life insurance policy, and is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the Separate Account. For complete details regarding the General Account, see the Policy itself.

TRANSFERS, SURRENDERS, AND PARTIAL WITHDRAWALS

If the Policy is surrendered or if a partial withdrawal is made, a surrender charge or partial withdrawal charge, as applicable, may be imposed. In the event of a decrease in the Face Amount, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. Partial withdrawals are made on a last-in/first-out basis from Policy Value allocated to the General Account. This means that the last payments allocated to General Account will be withdrawn first.

The first 12 transfers in a Policy year are free of charge. Thereafter, a $10 transfer charge will be deducted for each transfer in that Policy year. The transfer privilege is subject to the consent of the Company and to the Company's then current rules.

                              FINANCIAL STATEMENTS

Financial statements for the Company and for the Separate Account are included in this Prospectus, beginning immediately after the Appendices. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                   APPENDIX A
                               OPTIONAL BENEFITS

This Appendix is intended to provide only a very brief overview of additional insurance benefits available by rider. For more information, your Representative should be contacted.

The following supplemental benefits are available for issue under the Policies for an additional charge. CERTAIN OF THESE RIDERS MAY NOT BE AVAILABLE IN ALL STATES.

SPLIT OPTION RIDER/EXCHANGE OPTION RIDER

    This Rider, WHICH IS AVAILABLE ONLY AT DATE OF ISSUE, permits you to split the Policy into two life insurance policies, one covering each Insured singly, subject to Company guidelines.

OTHER INSURED RIDER

    This Rider provides a term insurance benefit for up to five Insureds. At present this benefit is only available for the spouse and minor children of either primary Insured. The Rider includes a feature that allows you to convert the other-insured coverage to any permanent life insurance policy acceptable to the Company.

FOUR-YEAR TERM RIDER

    This Rider provides a term insurance benefit during the first four Policy years, payable upon the death of the last surviving Insured during the coverage period.

GUARANTEED DEATH BENEFIT RIDER

    This Rider, WHICH IS AVAILABLE ONLY AT DATE OF ISSUE, (a) guarantees that the Policy will not lapse regardless of the performance of the Separate Account, and (b) provides a guaranteed net death benefit.

                                   APPENDIX B
                                PAYMENT OPTIONS

Upon Written Request, the Surrender Value or all or part of the Death Proceeds may be placed under one or more of the payment options below or any other option offered by the Company. If you do not make an election, the Company will pay the benefits in a single sum. A certificate will be provided to the payee describing the payment option selected. If a payment option is selected, the Beneficiary may pay to the Company any amount that would otherwise be deducted from the Sum Insured.

The amounts payable under a payment option for each $1,000 value applied will be the greater of (a) the rate per $1,000 of value applied based on the Company's non-guaranteed current payment option rates for the Policies; or (b) the rate in the Policy for the applicable payment option.

The following payment options are currently available. The amounts payable under these options are paid from the General Account. None is based on the investment experience of the Separate Account.

    Option A:  PAYMENTS FOR A SPECIFIED NUMBER OF YEARS. The Company will make equal payments for any selected number of years (not greater than 30). Payments may be made annually, semi-annually, quarterly or monthly.

    Option B:  LIFETIME MONTHLY PAYMENTS. Payments are based on the payee's
               Age on the date the first payment will be made. One of three variations may be chosen. Depending upon this choice, payments will end:

          (a)  upon the death of the payee, with no further payments due
               (Life Annuity);

          (b) upon the death of the payee, but not before the sum of the payments made first equals or exceeds the amount applied under this option (Life Annuity with Installment Refund); or

          (c) upon the death of the payee, but not before a selected period (5, 10 or 20 years) has elapsed (Life Annuity with Period Certain).

    Option C:  INTEREST PAYMENTS. The Company will pay interest at a rate determined by the Company each year but which will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. Payments will end when the amount left with the Company has been withdrawn. However, payments will not continue after the death of the payee. Any unpaid balance plus accrued interest will be paid in a lump sum.

    Option D:  PAYMENTS FOR A SPECIFIED AMOUNT. Payments will be made until the unpaid balance is exhausted. Interest will be credited to the unpaid balance. The rate of interest will be determined by the Company each year but will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. The payment level selected must provide for the payment each year of at least 8% of the amount applied.

    Option E:  LIFETIME MONTHLY PAYMENTS FOR TWO PAYEES. One of three variations may be chosen. After the death of one payee, payments will continue to the survivor:

          (a)  in the same amount as the original amount;

          (b)  in an amount equal to 2/3 of the original amount; or

          (c)  in an amount equal to 1/2 of the original amount.

Payments are based on the payees' ages on the date the first payment is due. Payments will end upon the death of the surviving payee.

SELECTION OF PAYMENT OPTIONS

The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to the Policyowner's and/or the Beneficiary's provision, any option selection may be changed before the Death Proceeds become payable. If the Policyowner makes no selection, the Beneficiary may select an option when the Death Proceeds become payable.

If the amount of monthly income payments under Option B, choice (c) for the attained Age of the payee are the same for different periods certain, the Company will deem an election to have been made for the longest period certain which could have been elected for such Age and amount.

The Policyowner may give the Beneficiary the right to change from Option C or D to any other option at any time. If the payee selects Option C or D when this Policy becomes a claim, the right may be reserved to change to any other option. The payee who elects to change options must be a payee under the option selected.

ADDITIONAL DEPOSITS

An additional deposit may be made to any proceeds when they are applied under Option B or E. A charge not to exceed 3% will be made. The Company may limit the amount of this deposit.

RIGHTS AND LIMITATIONS

A payee does not have the right to assign any amount payable under any option. A payee does not have the right to commute any amount payable under Option B or E. A payee will have the right to commute any amount payable under Option A only if the right is reserved in the Written Request selecting the option. If the right to commute is exercised, the commuted values will be computed at the interest rates used to calculate the benefits. The amount left under Option C, and any unpaid balance under Option D, may be withdrawn by the payee only as set forth in the Written Request selecting the option.

A corporation or fiduciary payee may select only Option A, C or D. Such selection will be subject to the consent of the Company.

PAYMENT DATES

The first payment under any option, except Option C, will be due on the date the Policy matures by death or otherwise, unless another date is designated. Payments under Option C begin at the end of the first payment period. The last payment under any option will be made as stated in the description of that option. However, should a payee under Option B or E die prior to the due date of the second monthly payment, the amount applied less the first monthly payment will be paid in a lump sum or under any option other than Option E. A lump sum payment will be made to the surviving payee under Option E or the succeeding payee under Option B.

                                   APPENDIX C
                                 ILLUSTRATIONS
               SURRENDER VALUE, POLICY VALUES AND DEATH BENEFITS

The following tables illustrate the way in which the Sum Insured and the Policy Value could vary over an extended period of time.

ASSUMPTIONS

The tables illustrate a Policy issued on the lives of both Insureds, each Age 55, under a Standard Premium Class and qualifying for the non-smoker discount. The tables also illustrate the guaranteed cost of insurance rates and the current cost of insurance rates.

The tables illustrate the Policy Values that would result based upon the assumptions that no Policy loans have been made, that you have not requested an increase or decrease in the initial Face Amount, that no partial withdrawals have been made, and that no transfers above 12 have been made in any Policy year (so that no transaction or transfer charges have been incurred).

The tables assume that all premiums are allocated to and remain in the Separate Account for the entire period shown, and are based on hypothetical gross investment rates of return for the Underlying Fund (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross (after tax) annual rates of 0%, 6%, and 12%. The second column of the tables shows the amount which would accumulate if the premiums paid were invested each year to earn interest (after taxes) at 5% compounded annually.

The Policy Values and Death Proceeds would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below such averages for individual Policy years. The values would also be different depending on the allocation of a Policy's total Policy Value among the Sub-Accounts of the Separate Account, if the actual rates of return averaged 0%, 6% or 12%, but the rates of each Underlying Fund varied above and below such averages.

DEDUCTIONS FOR CHARGES

The amounts shown for the Death Proceeds and Policy Values take into account the deduction from premium for the tax expense charge, the Monthly Deduction from Policy Value. The amounts shown also take into account the daily charge against the Separate Account for mortality and expense risks and for the Separate Account administrative charge. In both the Current Cost of Insurance Charges illustrations and the Guaranteed Cost of Insurance Charges illustrations, the Separate Account charges currently are equivalent to an effective annual rate of 1.15% of the average daily value of the assets in the Separate Account in the first fifteen Policy Years, and 0.90% thereafter.

The amounts shown in the tables also take into account the Underlying Fund advisory fees and operating expenses, which are assumed to be at an annual rate of 0.95% of the average daily net assets of the Underlying Funds. The actual fees and expenses of each Underlying Fund vary, and in 2000 ranged from an annual rate of 0.33% to an annual rate of 1.89% of average daily net assets. The fees and expenses associated with your Policy may be more or less than 0.95% in the aggregate, depending upon how you make allocations of Policy Value among the Sub-Accounts.

Through December 31, 2001, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund, 1.25% for AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund and AIT Select Strategic Growth

Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund and AIT Select Investment Grade Income Fund, and 0.60% for AIT Money Market Fund and AIT Equity Index Fund. The total operating expenses of the funds were less than their respective expense limitations throughout 2000. In addition, through December 31, 2001, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets. Through December 31, 2001, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.

The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

The investment adviser for the FT VIP Franklin Small Cap Fund is Franklin Advisers, Inc. The investment adviser has agreed in advance to reduce its fee to reflect reduced services resulting from the FT VIP Franklin Small Cap Fund's investment in FT VIP Franklin Templeton Money Fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission.

The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

NET ANNUAL RATES OF INVESTMENT

Taking into account the Separate Account mortality and expense risk charge of 0.90%, the Separate Account administrative charge of 0.25% (for the first 15 Policy years only), and the assumed 0.95% charge for Underlying Fund advisory fees and operating expenses, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -2.10%, 3.90% and 9.90%, respectively, during the first 15 Policy years and -1.85%, 4.15% and 10.15%, respectively, thereafter.

The hypothetical returns shown in the table do not reflect any charges for income taxes against the Separate Account since no charges are currently made. However, if in the future such charges are made, in order to produce illustrated death benefits and Policy Values, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges.

UPON REQUEST, THE COMPANY WILL PROVIDE A COMPARABLE ILLUSTRATION BASED UPON THE PROPOSED INSURED'S AGES AND UNDERWRITING CLASSIFICATIONS, AND THE REQUESTED FACE AMOUNT, SUM INSURED OPTION, AND RIDERS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                          ALLMERICA SELECT INHEIRITAGE

                                      INSURED #1: UNISEX NON-SMOKER ISSUE AGE 55

                                      INSURED #2: UNISEX NON-SMOKER ISSUE AGE 55

                                                SPECIFIED FACE AMOUNT $1,000,000

                                                            SUM INSURED OPTION 1

                           CURRENT INSURANCE CHARGES

         PREMIUMS          HYPOTHETICAL 0%                 HYPOTHETICAL 6%                 HYPOTHETICAL 12%
        PAID PLUS      GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
         INTEREST   ------------------------------  ------------------------------  ------------------------------
POLICY    AT 5%     SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH
 YEAR    PER YEAR     VALUE     VALUE     BENEFIT     VALUE     VALUE     BENEFIT     VALUE     VALUE     BENEFIT
------  ----------  ---------  --------  ---------  ---------  --------  ---------  ---------  --------  ---------
  1       10,500           0     9,357   1,000,000         0     9,934   1,000,000         0    10,511   1,000,000
  2       21,525       5,763    18,424   1,000,000     7,498    20,158   1,000,000     9,301    21,962   1,000,000
  3       33,101       8,695    27,195   1,000,000    12,174    30,674   1,000,000    15,937    34,437   1,000,000
  4       45,256      17,908    35,668   1,000,000    23,722    41,482   1,000,000    30,267    48,027   1,000,000
  5       58,019      27,188    43,838   1,000,000    35,935    52,585   1,000,000    46,184    62,834   1,000,000
  6       71,420      36,164    51,704   1,000,000    48,448    63,988   1,000,000    63,433    78,973   1,000,000
  7       85,491      44,832    59,262   1,000,000    61,261    75,691   1,000,000    82,139    96,569   1,000,000
  8      100,266      53,183    66,503   1,000,000    74,376    87,696   1,000,000   102,437   115,757   1,000,000
  9      115,779      61,207    73,417   1,000,000    87,788    99,998   1,000,000   124,472   136,682   1,000,000
  10     132,068      68,893    79,993   1,000,000   101,494   112,594   1,000,000   148,410   159,510   1,000,000
  11     149,171      77,233    86,113   1,000,000   116,496   125,376   1,000,000   175,438   184,318   1,000,000
  12     167,130      85,067    91,727   1,000,000   131,637   138,297   1,000,000   204,606   211,266   1,000,000
  13     185,986      92,349    96,789   1,000,000   146,877   151,317   1,000,000   236,101   240,541   1,000,000
  14     205,786      99,029   101,249   1,000,000   162,170   164,390   1,000,000   270,134   272,354   1,000,000
  15     226,575     105,047   105,047   1,000,000   177,460   177,460   1,000,000   306,938   306,938   1,000,000
  16     248,404     108,411   108,411   1,000,000   190,945   190,945   1,000,000   345,363   345,363   1,000,000
  17     271,324     110,917   110,917   1,000,000   204,300   204,300   1,000,000   387,271   387,271   1,000,000
  18     295,390     112,518   112,518   1,000,000   217,486   217,486   1,000,000   433,074   433,074   1,000,000
  19     320,660     112,997   112,997   1,000,000   230,315   230,315   1,000,000   483,142   483,142   1,000,000
  20     347,193     112,167   112,167   1,000,000   242,624   242,624   1,000,000   537,960   537,960   1,000,000
Age 60    58,019      27,188    43,838   1,000,000    35,935    52,585   1,000,000    46,184    62,834   1,000,000
Age 65   132,068      68,893    79,993   1,000,000   101,494   112,594   1,000,000   148,410   159,510   1,000,000
Age 70   226,575     105,047   105,047   1,000,000   177,460   177,460   1,000,000   306,938   306,938   1,000,000
Age 75   347,193     112,167   112,167   1,000,000   242,624   242,624   1,000,000   537,960   537,960   1,000,000

(1) Assumes a $10,000 premium is paid at the beginning of each Policy year and earns interest at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                          ALLMERICA SELECT INHEIRITAGE

                                      INSURED #1: UNISEX NON-SMOKER ISSUE AGE 55

                                      INSURED #2: UNISEX NON-SMOKER ISSUE AGE 55

                                                SPECIFIED FACE AMOUNT $1,000,000

                                                            SUM INSURED OPTION 1

                      GUARANTEED COST OF INSURANCE CHARGES

         PREMIUMS          HYPOTHETICAL 0%                 HYPOTHETICAL 6%                 HYPOTHETICAL 12%
        PAID PLUS      GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
         INTEREST   ------------------------------  ------------------------------  ------------------------------
POLICY    AT 5%     SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH
 YEAR    PER YEAR     VALUE     VALUE     BENEFIT     VALUE     VALUE     BENEFIT     VALUE     VALUE     BENEFIT
------  ----------  ---------  --------  ---------  ---------  --------  ---------  ---------  --------  ---------
  1       10,500           0     9,353   1,000,000         0     9,930   1,000,000         0    10,506   1,000,000
  2       21,525       5,739    18,400   1,000,000     7,473    20,133   1,000,000     9,276    21,936   1,000,000
  3       33,101       8,623    27,123   1,000,000    12,098    30,598   1,000,000    15,857    34,357   1,000,000
  4       45,256      17,743    35,503   1,000,000    23,546    41,306   1,000,000    30,080    47,840   1,000,000
  5       58,019      26,867    43,517   1,000,000    35,588    52,238   1,000,000    45,810    62,460   1,000,000
  6       71,420      35,592    51,132   1,000,000    47,824    63,364   1,000,000    62,755    78,295   1,000,000
  7       85,491      43,878    58,308   1,000,000    60,213    74,643   1,000,000    80,988    95,418   1,000,000
  8      100,266      51,671    64,991   1,000,000    72,702    86,022   1,000,000   100,584   113,904   1,000,000
  9      115,779      58,896    71,106   1,000,000    85,212    97,422   1,000,000   121,603   133,813   1,000,000
  10     132,068      65,463    76,563   1,000,000    97,649   108,749   1,000,000   144,106   155,206   1,000,000
  11     149,171      72,388    81,268   1,000,000   111,022   119,902   1,000,000   169,271   178,151   1,000,000
  12     167,130      78,448    85,108   1,000,000   124,100   130,760   1,000,000   196,059   202,719   1,000,000
  13     185,986      83,535    87,975   1,000,000   136,761   141,201   1,000,000   224,563   229,003   1,000,000
  14     205,786      87,522    89,742   1,000,000   148,866   151,086   1,000,000   254,888   257,108   1,000,000
  15     226,575      90,259    90,259   1,000,000   160,251   160,251   1,000,000   287,153   287,153   1,000,000
  16     248,404      89,549    89,549   1,000,000   168,881   168,881   1,000,000   319,977   319,977   1,000,000
  17     271,324      86,993    86,993   1,000,000   176,217   176,217   1,000,000   355,041   355,041   1,000,000
  18     295,390      82,386    82,386   1,000,000   182,031   182,031   1,000,000   392,602   392,602   1,000,000
  19     320,660      75,139    75,139   1,000,000   185,734   185,734   1,000,000   432,740   432,740   1,000,000
  20     347,193      64,655    64,655   1,000,000   186,719   186,719   1,000,000   475,663   475,663   1,000,000
Age 60    58,019      26,867    43,517   1,000,000    35,588    52,238   1,000,000    45,810    62,460   1,000,000
Age 65   132,068      65,463    76,563   1,000,000    97,649   108,749   1,000,000   144,106   155,206   1,000,000
Age 70   226,575      90,259    90,259   1,000,000   160,251   160,251   1,000,000   287,153   287,153   1,000,000
Age 75   347,193      64,655    64,655   1,000,000   186,719   186,719   1,000,000   475,663   475,663   1,000,000

(1) Assumes a $10,000 premium is paid at the beginning of each Policy year and earns interest at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                          ALLMERICA SELECT INHEIRITAGE

                                      INSURED #1: UNISEX NON-SMOKER ISSUE AGE 55

                                      INSURED #2: UNISEX NON-SMOKER ISSUE AGE 55

                                                SPECIFIED FACE AMOUNT $1,000,000

                                                            SUM INSURED OPTION 2

                       CURRENT COST OF INSURANCE CHARGES

         PREMIUMS          HYPOTHETICAL 0%                 HYPOTHETICAL 6%                 HYPOTHETICAL 12%
        PAID PLUS      GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
         INTEREST   ------------------------------  ------------------------------  ------------------------------
POLICY    AT 5%     SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH
 YEAR    PER YEAR     VALUE     VALUE     BENEFIT     VALUE     VALUE     BENEFIT     VALUE     VALUE     BENEFIT
------  ----------  ---------  --------  ---------  ---------  --------  ---------  ---------  --------  ---------
  1       10,500           0     9,357   1,009,357         0     9,933   1,009,933         0    10,510   1,010,510
  2       21,525       5,760    18,421   1,018,421     7,494    20,155   1,020,155     9,298    21,959   1,021,959
  3       33,101       8,685    27,185   1,027,185    12,162    30,662   1,030,662    15,924    34,424   1,034,424
  4       45,256      17,885    35,645   1,035,645    23,695    41,455   1,041,455    30,235    47,995   1,047,995
  5       58,019      27,143    43,793   1,043,793    35,879    52,529   1,052,529    46,116    62,766   1,062,766
  6       71,420      36,086    51,626   1,051,626    48,348    63,888   1,063,888    63,307    78,847   1,078,847
  7       85,491      44,706    59,136   1,059,136    61,096    75,526   1,075,526    81,922    96,352   1,096,352
  8      100,266      52,994    66,314   1,066,314    74,117    87,437   1,087,437   102,082   115,402   1,115,402
  9      115,779      60,933    73,143   1,073,143    87,398    99,608   1,099,608   123,919   136,129   1,136,129
  10     132,068      68,511    79,611   1,079,611   100,929   112,029   1,112,029   147,575   158,675   1,158,675
  11     149,171      76,705    85,585   1,085,585   115,684   124,564   1,124,564   174,192   183,072   1,183,072
  12     167,130      84,345    91,005   1,091,005   130,486   137,146   1,137,146   202,767   209,427   1,209,427
  13     185,986      91,376    95,816   1,095,816   145,268   149,708   1,149,708   233,426   237,866   1,237,866
  14     205,786      97,739    99,959   1,099,959   159,953   162,173   1,162,173   266,295   268,515   1,268,515
  15     226,575     103,362   103,362   1,103,362   174,450   174,450   1,174,450   301,503   301,503   1,301,503
  16     248,404     106,239   106,239   1,106,239   186,905   186,905   1,186,905   337,750   337,750   1,337,750
  17     271,324     108,149   108,149   1,108,149   198,934   198,934   1,198,934   376,703   376,703   1,376,703
  18     295,390     109,036   109,036   1,109,036   210,442   210,442   1,210,442   418,559   418,559   1,418,559
  19     320,660     108,662   108,662   1,108,662   221,143   221,143   1,221,143   463,338   463,338   1,463,338
  20     347,193     106,822   106,822   1,106,822   230,765   230,765   1,230,765   511,093   511,093   1,511,093
Age 60    58,019      27,143    43,793   1,043,793    35,879    52,529   1,052,529    46,116    62,766   1,062,766
Age 65   132,068      68,511    79,611   1,079,611   100,929   112,029   1,112,029   147,575   158,675   1,158,675
Age 70   226,575     103,362   103,362   1,103,362   174,450   174,450   1,174,450   301,503   301,503   1,301,503
Age 75   347,193     106,822   106,822   1,106,822   230,765   230,765   1,230,765   511,093   511,093   1,511,093

(1) Assumes a $10,000 premium is paid at the beginning of each Policy year and earns interest at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                          ALLMERICA SELECT INHEIRITAGE

                                      INSURED #1: UNISEX NON-SMOKER ISSUE AGE 55

                                      INSURED #2: UNISEX NON-SMOKER ISSUE AGE 55

                                                SPECIFIED FACE AMOUNT $1,000,000

                                                            SUM INSURED OPTION 2

                      GUARANTEED COST OF INSURANCE CHARGES

         PREMIUMS          HYPOTHETICAL 0%                 HYPOTHETICAL 6%                 HYPOTHETICAL 12%
        PAID PLUS      GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
         INTEREST   ------------------------------  ------------------------------  ------------------------------
POLICY    AT 5%     SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH
 YEAR    PER YEAR     VALUE     VALUE     BENEFIT     VALUE     VALUE     BENEFIT     VALUE     VALUE     BENEFIT
------  ----------  ---------  --------  ---------  ---------  --------  ---------  ---------  --------  ---------
  1       10,500           0     9,353   1,009,353         0     9,929   1,009,929         0    10,506   1,010,506
  2       21,525       5,736    18,397   1,018,397     7,469    20,130   1,020,130     9,271    21,932   1,021,932
  3       33,101       8,612    27,112   1,027,112    12,084    30,584   1,030,584    15,842    34,342   1,034,342
  4       45,256      17,715    35,475   1,035,475    23,513    41,273   1,041,273    30,040    47,800   1,047,800
  5       58,019      26,809    43,459   1,043,459    35,518    52,168   1,052,168    45,724    62,374   1,062,374
  6       71,420      35,488    51,028   1,051,028    47,691    63,231   1,063,231    62,587    78,127   1,078,127
  7       85,491      43,703    58,133   1,058,133    59,982    74,412   1,074,412    80,685    95,115   1,095,115
  8      100,266      51,393    64,713   1,064,713    72,321    85,641   1,085,641   100,065   113,385   1,113,385
  9      115,779      58,472    70,682   1,070,682    84,610    96,820   1,096,820   120,750   132,960   1,132,960
  10     132,068      64,839    75,939   1,075,939    96,727   107,827   1,107,827   142,748   153,848   1,153,848
  11     149,171      71,494    80,374   1,080,374   109,650   118,530   1,118,530   167,165   176,045   1,176,045
  12     167,130      77,200    83,860   1,083,860   122,106   128,766   1,128,766   192,870   199,530   1,199,530
  13     185,986      81,834    86,274   1,086,274   133,930   138,370   1,138,370   219,835   224,275   1,224,275
  14     205,786      85,256    87,476   1,087,476   144,929   147,149   1,147,149   248,013   250,233   1,250,233
  15     226,575      87,304    87,304   1,087,304   154,877   154,877   1,154,877   277,325   277,325   1,277,325
  16     248,404      85,760    85,760   1,085,760   161,648   161,648   1,161,648   306,094   306,094   1,306,094
  17     271,324      82,208    82,208   1,082,208   166,596   166,596   1,166,596   335,614   335,614   1,335,614
  18     295,390      76,460    76,460   1,076,460   169,414   169,414   1,169,414   365,722   365,722   1,365,722
  19     320,660      67,928    67,928   1,067,928   169,364   169,364   1,169,364   395,809   395,809   1,395,809
  20     347,193      56,064    56,064   1,056,064   165,708   165,708   1,165,708   425,233   425,233   1,425,233
Age 60    58,019      26,809    43,459   1,043,459    35,518    52,168   1,052,168    45,724    62,374   1,062,374
Age 65   132,068      64,839    75,939   1,075,939    96,727   107,827   1,107,827   142,748   153,848   1,153,848
Age 70   226,575      87,304    87,304   1,087,304   154,877   154,877   1,154,877   277,325   277,325   1,277,325
Age 75   347,193      56,064    56,064   1,056,064   165,708   165,708   1,165,708   425,233   425,233   1,425,233

(1) Assumes a $10,000 premium is paid at the beginning of each Policy year and earns interest at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX D
                    CALCULATION OF MAXIMUM SURRENDER CHARGES

A separate surrender charge is calculated upon issuance of the Policy and upon each increase in the Face Amount. The maximum surrender charge is equal to the sum of (a) plus (b), where (a) is a deferred administrative charge equal to $8.50 per $1,000 of initial Face Amount (or Face Amount increase), and (b) is a deferred sales charge of 48% of premiums received up to a maximum number of Guideline Annual Premiums (GAPs), based on the joint life expectancy of both Insureds, subject to the deferred sales charge that varies as shown below by average issue Age or average Age at time of increase, as applicable:

APPLICABLE AGE   MAXIMUM GAPS
--------------  ---------------
     5-75            1.95
      76             1.92
      77             1.81
      78             1.69
      79             1.60
      80             1.50
      81             1.40
      82             1.31

A further limitation is imposed based on the Standard Nonforfeiture Law of each state. The maximum surrender charges upon issuance of the Policy and upon each increase in the Face Amount are shown in the table below. During the first two Policy years following issue or an increase in the Face Amount, the actual surrender charge may be less than the maximum. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of the 180 Policy months (15 Policy years).

The factors used in calculating the maximum surrender charges vary with the issue Age of the younger Insured as indicated in the table that follows.

            INITIAL MAXIMUM SURRENDER CHARGE PER $1,000 FACE AMOUNT

Younger   Initial    Younger   Initial    Younger   Initial
 Issue   Surrender    Issue   Surrender    Issue   Surrender
  Age     Charge       Age     Charge       Age     Charge
  ---    ---------   -------  ---------   -------  ---------
   5       5.00        31        9.40       57       21.00
   6       5.00        32        9.80       58       22.00
   7       5.00        33       10.20       59       23.00
   8       5.00        34       10.60       60       24.00
   9       5.00        35       11.00       61       25.00
  10       5.00        36       11.40       62       26.00
  11       5.00        37       11.80       63       27.00
  12       5.00        38       12.20       64       28.00
  13       5.00        39       12.60       65       29.00
  14       5.00        40       13.00       66       30.00
  15       5.00        41       13.40       67       31.00
  16       5.00        42       13.80       68       32.00
  17       5.00        43       14.20       69       33.00
  18       5.00        44       14.60       70       34.00
  19       5.00        45       15.00       71       35.00

Younger   Initial    Younger   Initial    Younger   Initial
 Issue   Surrender    Issue   Surrender    Issue   Surrender
  Age     Charge       Age     Charge       Age     Charge
  ---    ---------   -------  ---------   -------  ---------
  20       5.00        46       15.40       72       35.00
  21       5.40        47       15.80       73       35.00
  22       5.80        48       16.20       74       35.00
  23       6.20        49       16.60       75       35.00
  24       6.60        50       17.00       76       35.00
  25       7.00        51       17.40       77       35.00
  26       7.40        52       17.80       78       35.00
  27       7.80        53       18.20       79       35.00
  28       8.20        54       18.60       80       35.00
  29       8.60        55       19.00
  30       9.00        56       20.00

                                    EXAMPLES

For the purposes of these examples, assume that two non-smokers, each Age 55, are covered as the Insureds under a $1,000,000 Policy. In this example the Guideline Annual Premium ("GAP") equals $16,861.10. The maximum surrender charge for the Policy is calculated as follows:

    (a) Deferred Administrative Charge                                 $8,500.00
       ($8.50/$1,000 of Face Amount)

    (b) Deferred Sales Charge (48% X 1.95 GAPs)                       $15,781.99

                                                                  --------------

           TOTAL                                                      $24,281.99

    Maximum Surrender Charge per Table (19.00 X 1,000)                $19,000.00

During the first two Policy years after the Date of Issue, the actual surrender charge is the smaller of the maximum surrender charge and the following sum:

    (a) Deferred Administrative Charge                                 $8,500.00
       ($8.50/$1,000 of Face Amount)

    (b) Deferred Sales Charge (not to exceed 25% of Premiums received,    Varies
       up to one GAP, but less than the maximum number of GAPs subject to the deferred sales charge)

                                                            --------------------

                                                              Sum of (a) and (b)

The maximum surrender charge is $19,000. All premiums are associated with the initial Face Amount unless the Face Amount is increased.

EXAMPLE 1:

Assume the Policyowner surrenders the Policy in the 10th Policy month, having paid total premiums of $7,500. The actual surrender charge would be $10,375.

EXAMPLE 2:

Assume the Policyowner surrenders the Policy in the 120th month. After the 40th Policy month, the maximum surrender charge decreases by 0.5% per month during this period ($95 per month in this example). In this example, the maximum surrender charge would be $11,400.

                                   APPENDIX E
                            PERFORMANCE INFORMATION

The Policies were first offered to the public in 1994. The Company, however, may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Sub-Accounts have been in existence (Tables 1(A) and 1(B)), and based on the periods that the Underlying Funds have been in existence (Tables II(A) and II(B)). The results for any period prior to the Policies being offered will be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Sub-Accounts, the Underlying Funds, and (in Tables I(A) and II(A)) under a "representative" Policy that is surrendered at the end of the applicable period. For more information on charges under the Policy, see CHARGES AND DEDUCTIONS.

Performance information may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index, or other unmanaged indices so that investors may compare results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (2) other groups of variable life separate accounts or other investment products tracked by Lipper Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses.

At times, the Company also may advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Services ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinions of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues, and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

The Company may provide information on various topics of interest to Policyowners and prospective Policyowners in sales literature, periodic publications or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar-cost averaging, asset allocation, and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments.

In each Table below, "One-Year Total Return" refers to the total of the income generated by a Sub-Account, based on certain charges and assumptions as described in the respective Tables, for the one-year period ended December 31, 2000. "Average Annual Total Return" is based on the same charges and assumptions, but reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

                                   TABLE I(A)
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
            NET OF ALL CHARGES AND ASSUMING SURRENDER OF THE POLICY

The following performance information is based on the periods that the Sub-Accounts have been in existence. The data is net of expenses of the Underlying Funds, all Sub-Account charges, and all Policy charges (including surrender charges) for a representative Policy. It is assumed that the Insureds are male, Age 45, standard (nonsmoker) Premium Class, and female, Age 43, standard (nonsmoker) Premium Class, that the Face Amount of the Policy is $500,000, that an annual premium payment of $5,500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year, that ALL premiums were allocated to EACH Sub-Account individually, and that there was a full surrender of the Policy at the end of the applicable period.

                                                                                                          10
                                                                                                         YEARS
                                                    SUB-ACCOUNT      FOR YEAR                         OR LIFE OF
                                                     INCEPTION        ENDED               5           SUB-ACCOUNT
                                                       DATE          12/31/00           YEARS          (IF LESS)
                                                       --------  ----------------  ---------------  ---------------
AIT Equity Index Fund                                  N/A             N/A              N/A              N/A
AIT Money Market Fund                                11/20/95             -95.57%           -5.19%           -4.82%
AIT Select Aggressive Growth Fund                    08/28/95            -100.00%            0.40%            1.57%
AIT Select Capital Appreciation Fund                 04/30/95             -95.19%            4.39%           11.88%
AIT Select Emerging Markets Fund                     02/20/98            -100.00%       N/A                 -41.88%
AIT Select Growth and Income Fund                    09/10/95            -100.00%            3.41%            4.57%
AIT Select Growth Fund                               08/28/95            -100.00%           10.25%            9.71%
AIT Select International Equity Fund                 05/03/94            -100.00%            2.76%            5.70%
AIT Select Investment Grade Income Fund              09/11/98             -91.71%       N/A                 -32.57%
AIT Select Strategic Growth Fund                     02/20/98            -100.00%       N/A                 -48.75%
AIT Select Strategic Income Fund                       N/A             N/A              N/A              N/A
AIT Select Value Opportunity Fund                    09/17/95             -72.79%            6.98%            6.96%
AIM V.I. Aggressive Growth Fund                        N/A             N/A              N/A              N/A
Alliance Growth and Income Portfolio (Class B)         N/A             N/A              N/A              N/A
Alliance Premier Growth Portfolio (Class B)            N/A             N/A              N/A              N/A
Fidelity VIP Equity-Income Portfolio                 08/28/95             -93.66%            4.22%            6.47%
Fidelity VIP Growth Portfolio                        08/28/95            -100.00%           10.85%           10.08%
Fidelity VIP High Income Portfolio                   12/04/95            -100.00%          -10.26%           -9.80%
FT VIP Franklin Small Cap Fund (Class 2)               N/A             N/A              N/A              N/A
FT VIP Mutual Shares Securities Fund (Class 2)         N/A             N/A              N/A              N/A
INVESCO VIF Health Sciences Fund                       N/A             N/A              N/A              N/A
Janus Aspen Growth Portfolio (Service Shares)          N/A             N/A              N/A              N/A
T. Rowe Price International Stock Portfolio          08/28/95            -100.00%           -1.72%           -0.54%

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                   TABLE I(B)
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
             EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES

The following performance information is based on the periods that the Sub-Accounts have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $5,500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year, and that ALL premiums were allocated to EACH Sub-Account individually.

                                                                                                10
                                                                                               YEARS
                                                    SUB-ACCOUNT     FOR YEAR                OR LIFE OF
                                                     INCEPTION        ENDED         5       SUB-ACCOUNT
                                                       DATE         12/31/00      YEARS      (IF LESS)
                                                       --------  ---------------  ------  ---------------
AIT Equity Index Fund                                  N/A            N/A          N/A         N/A
AIT Money Market Fund                                11/20/95              5.18%   4.37%            4.38%
AIT Select Aggressive Growth Fund                    08/28/95            -25.41%   8.98%            9.13%
AIT Select Capital Appreciation Fund                 04/30/95              5.58%  12.35%           17.35%
AIT Select Emerging Markets Fund                     02/20/98            -37.95%   N/A             -7.87%
AIT Select Growth and Income Fund                    09/10/95            -11.83%  11.52%           11.78%
AIT Select Growth Fund                               08/28/95            -18.74%  17.42%           16.17%
AIT Select International Equity Fund                 05/03/94            -10.02%  10.97%           10.17%
AIT Select Investment Grade Income Fund              09/11/98              9.20%   N/A              3.23%
AIT Select Strategic Growth Fund                     02/20/98            -37.75%   N/A            -12.17%
AIT Select Strategic Income Fund                       N/A            N/A          N/A         N/A
AIT Select Value Opportunity Fund                    09/17/95             28.90%  14.58%           13.89%
AIM V.I. Aggressive Growth Fund                        N/A            N/A          N/A         N/A
Alliance Growth and Income Portfolio (Class B)         N/A            N/A          N/A         N/A
Alliance Premier Growth Portfolio (Class B)            N/A            N/A          N/A         N/A
Fidelity VIP Equity-Income Portfolio                 08/28/95              7.17%  12.21%           13.34%
Fidelity VIP Growth Portfolio                        08/28/95            -12.00%  17.94%           16.50%
Fidelity VIP High Income Portfolio                   12/04/95            -23.37%   0.32%            0.48%
FT VIP Franklin Small Cap Fund (Class 2)               N/A            N/A          N/A         N/A
FT VIP Mutual Shares Securities Fund (Class 2)         N/A            N/A          N/A         N/A
INVESCO VIF Health Sciences Fund                       N/A            N/A          N/A         N/A
Janus Aspen Growth Portfolio (Service Shares)          N/A            N/A          N/A         N/A
T. Rowe Price International Stock Portfolio          08/28/95            -18.78%   7.22%            7.35%

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS, AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                  TABLE II(A)
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                   SINCE INCEPTION OF UNDERLYING PORTFOLIO(1)
            NET OF ALL CHARGES AND ASSUMING SURRENDER OF THE POLICY

The following performance information is based on the periods that the Underlying Funds have been in existence. The data is net of expenses of the Underlying Funds, all Sub-Account charges, and all Policy charges (including surrender charges) for a representative Policy. It is assumed that the Insureds are male, Age 45, standard (nonsmoker) Premium Class, and female, Age 43, standard (nonsmoker) Premium Class, that the Face Amount of the Policy is $500,000, that an annual premium payment of $5,500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year, that ALL premiums were allocated to EACH Sub-Account individually, and that there was a full surrender of the Policy at the end of the applicable period.

                                                    UNDERLYING                                        10 YEARS
                                                    PORTFOLIO       FOR YEAR                           OR LIFE
                                                    INCEPTION        ENDED               5             OF FUND
                                                       DATE         12/31/00           YEARS          (IF LESS)
                                                       -------  ----------------  ---------------  ---------------
AIT Equity Index Fund                                09/28/90           -100.00%            9.73%           14.44%
AIT Money Market Fund                                04/29/85            -95.57%           -5.19%            1.59%
AIT Select Aggressive Growth Fund                    08/21/92           -100.00%            0.40%           10.32%
AIT Select Capital Appreciation Fund                 04/28/95            -95.19%            4.39%           11.88%
AIT Select Emerging Markets Fund                     02/20/98           -100.00%       N/A                 -41.88%
AIT Select Growth and Income Fund                    08/21/92           -100.00%            3.41%            8.44%
AIT Select Growth Fund                               08/21/92           -100.00%           10.25%           11.44%
AIT Select International Equity Fund                 05/02/94           -100.00%            2.76%            5.70%
AIT Select Investment Grade Income Fund              04/29/85            -91.71%           -5.03%            1.70%
AIT Select Strategic Growth Fund                     02/20/98           -100.00%       N/A                 -48.75%
AIT Select Strategic Income Fund                     07/03/00         N/A              N/A                 -97.50%
AIT Select Value Opportunity Fund                    04/30/93            -72.79%            6.98%            9.53%
AIM V.I. Aggressive Growth Fund                      05/01/98            -98.84%       N/A                  12.26%
Alliance Growth and Income Portfolio (Class B)       01/14/91            -88.09%           11.68%           12.78%
Alliance Premier Growth Portfolio (Class B)          06/26/92           -100.00%           14.14%           17.35%
Fidelity VIP Equity-Income Portfolio                 10/09/86            -93.66%            4.22%           14.60%
Fidelity VIP Growth Portfolio                        10/09/86           -100.00%           10.85%           17.25%
Fidelity VIP High Income Portfolio                   09/19/85           -100.00%          -10.26%            6.69%
FT VIP Franklin Small Cap Fund (Class 2)             11/01/95           -100.00%           12.36%           12.56%
FT VIP Mutual Shares Securities Fund (Class 2)       11/08/96            -88.69%       N/A                  -2.17%
INVESCO VIF Health Sciences Fund                     05/22/97            -72.22%       N/A                   7.85%
Janus Aspen Growth Portfolio (Service Shares)        09/13/93           -100.00%           11.04%           13.71%
T. Rowe Price International Stock Portfolio          03/31/94           -100.00%           -1.72%            2.19%

(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Policy.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                  TABLE II(B)
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                   SINCE INCEPTION OF UNDERLYING PORTFOLIO(1)
             EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES

The following performance information is based on the periods that the Underlying Funds have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $5,500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.

                                                    UNDERLYING                              10 YEARS
                                                    PORTFOLIO      FOR YEAR                  OR LIFE
                                                    INCEPTION        ENDED         5         OF FUND
                                                       DATE        12/31/00      YEARS      (IF LESS)
                                                       -------  ---------------  ------  ---------------
AIT Equity Index Fund                                09/28/90            -9.76%  16.97%           15.97%
AIT Money Market Fund                                04/29/85             5.18%   4.37%            3.86%
AIT Select Aggressive Growth Fund                    08/21/92           -25.41%   8.98%           12.80%
AIT Select Capital Appreciation Fund                 04/28/95             5.58%  12.35%           17.35%
AIT Select Emerging Markets Fund                     02/20/98           -37.95%   N/A             -7.87%
AIT Select Growth and Income Fund                    08/21/92           -11.83%  11.52%           11.05%
AIT Select Growth Fund                               08/21/92           -18.74%  17.42%           13.84%
AIT Select International Equity Fund                 05/02/94           -10.02%  10.97%           10.17%
AIT Select Investment Grade Income Fund              04/29/85             9.20%   4.50%            4.89%
AIT Select Strategic Growth Fund                     02/20/98           -37.75%   N/A            -12.17%
AIT Select Strategic Income Fund                     07/03/00        N/A          N/A              4.88%
AIT Select Value Opportunity Fund                    04/30/93            28.90%  14.58%           12.56%
AIM V.I. Aggressive Growth Fund                      05/01/98             1.78%   N/A             14.62%
Alliance Growth and Income Portfolio (Class B)       01/14/91            12.98%  18.67%           14.38%
Alliance Premier Growth Portfolio (Class B)          06/26/92           -17.25%  20.85%           19.35%
Fidelity VIP Equity-Income Portfolio                 10/09/86             7.17%  12.21%           16.11%
Fidelity VIP Growth Portfolio                        10/09/86           -12.00%  17.94%           18.67%
Fidelity VIP High Income Portfolio                   09/19/85           -23.37%   0.32%            8.60%
FT VIP Franklin Small Cap Fund (Class 2)             11/01/95           -15.44%  19.27%           19.08%
FT VIP Mutual Shares Securities Fund (Class 2)       11/08/96            12.34%   N/A             10.59%
INVESCO VIF Health Sciences Fund                     05/22/97            29.49%   N/A             22.74%
Janus Aspen Growth Portfolio (Service Shares)        09/13/93           -15.43%  18.11%           16.75%
T. Rowe Price International Stock Portfolio          03/31/94           -18.78%   7.22%            6.93%

(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Policy.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

FIRST ALLMERICA
FINANCIAL LIFE
INSURANCE COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2000

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of First Allmerica Financial Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of First Allmerica Financial Life Insurance Company and its subsidiaries (the "Company") at December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended
December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 1, 2001

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2000     1999      1998
 -------------                                    ------  --------  --------
 REVENUES
     Premiums...................................  $  2.2  $  954.5  $1,969.5
     Universal life and investment product
       policy fees..............................   421.1     359.3     296.6
     Net investment income......................   367.8     503.1     593.9
     Net realized investment (losses) gains.....   (62.4)    100.3      60.9
     Other income...............................   104.7     107.3     100.0
                                                  ------  --------  --------
         Total revenues.........................   833.4   2,024.5   3,020.9
                                                  ------  --------  --------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
       adjustment expenses......................   326.4   1,056.3   1,803.0
     Policy acquisition expenses................    81.8     240.9     449.6
     Sales practice litigation..................    --       --         31.0
     Restructuring costs........................    11.0     --          9.0
     Other operating expenses...................   271.5     346.3     419.7
                                                  ------  --------  --------
         Total benefits, losses and expenses....   690.7   1,643.5   2,712.3
                                                  ------  --------  --------
 Income from continuing operations before
  federal income taxes..........................   142.7     381.0     308.6
                                                  ------  --------  --------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................   (33.8)     88.7      74.6
     Deferred...................................    50.1       4.3     (15.4)
                                                  ------  --------  --------
         Total federal income tax expense.......    16.3      93.0      59.2
                                                  ------  --------  --------
 Income from continuing operations before
  minority interest.............................   126.4     288.0     249.4
     Minority interest..........................    --       (39.9)    (55.0)
                                                  ------  --------  --------
 Income from continuing operations..............   126.4     248.1     194.4
 Losses from operations of discontinued business
  (less applicable income taxes (benefit) of
  $(10.1) and $(7.0) for the years ended
  December 31, 1999 and 1998 respectively)          --       (17.2)    (13.5)

 Loss on disposal of group life and health
  business, including provision of $72.2 for
  operating losses during phase-out period for
  the year ended December 31, 1999 (less
  applicable income tax benefit of $16.4)           --       (30.5)    --
                                                  ------  --------  --------
 Net income.....................................  $126.4  $  200.4  $  180.9
                                                  ======  ========  ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2000       1999
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $4,366.3 and $3,721.6)............................  $ 4,338.2  $ 3,660.7
     Equity securities at fair value (cost of $44.1 and
       $27.9)............................................       57.1       51.4
     Mortgage loans......................................      472.7      521.2
     Policy loans........................................      189.6      170.5
     Real estate and other long-term investments.........      190.5      177.0
                                                           ---------  ---------
         Total investments...............................    5,248.1    4,580.8
                                                           ---------  ---------
   Cash and cash equivalents.............................      123.0      279.3
   Accrued investment income.............................       81.1       73.3
   Deferred policy acquisition costs.....................    1,413.3    1,219.5
   Reinsurance receivable on unpaid losses, benefits and
     unearned premiums...................................      466.6      480.3
   Deferred federal income taxes.........................     --           18.1
   Premiums, accounts and notes receivable...............       26.9       81.0
   Other assets..........................................      251.8      199.6
   Closed Block assets...................................      768.0      772.3
   Separate account assets...............................   17,437.4   17,629.6
                                                           ---------  ---------
         Total assets....................................  $25,816.2  $25,333.8
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,907.2  $ 2,825.0
     Outstanding claims, losses and loss adjustment
       expenses..........................................      151.6      218.8
     Unearned premiums...................................        5.5        6.6
     Contractholder deposit funds and other policy
       liabilities.......................................    2,061.2    2,025.5
                                                           ---------  ---------
         Total policy liabilities and accruals...........    5,125.5    5,075.9
                                                           ---------  ---------
   Expenses and taxes payable............................      423.5      512.0
   Reinsurance premiums payable..........................       11.5       17.9
   Deferred federal income taxes.........................       28.1     --
   Trust instruments supported by funding obligations....      621.5       50.6
   Closed Block liabilities..............................      829.7      842.1
   Separate account liabilities..........................   17,437.4   17,628.9
                                                           ---------  ---------
         Total liabilities...............................   24,477.2   24,127.4
                                                           ---------  ---------
   Commitments and contingencies (Notes 16 and 21)
 SHAREHOLDER'S EQUITY
   Common stock, $10 par value, 1 million shares
     authorized, 500,001 shares issued and outstanding...        5.0        5.0
   Additional paid-in capital............................      569.0      569.0
   Accumulated other comprehensive (loss) income.........       (8.7)     (14.9)
   Retained earnings.....................................      773.7      647.3
                                                           ---------  ---------
         Total shareholder's equity......................    1,339.0    1,206.4
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $25,816.2  $25,333.8
                                                           =========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      2000      1999       1998
 -------------                                    --------  ---------  --------
 COMMON STOCK...................................  $    5.0  $     5.0  $    5.0
                                                  --------  ---------  --------
 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     569.0      444.0     453.7
     Capital contribution from parent...........     --         125.0     --
     Loss on change of interest-Allmerica P&C...     --        --          (9.7)
                                                  --------  ---------  --------
     Balance at end of period...................     569.0      569.0     444.0
                                                  --------  ---------  --------

 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized (depreciation) appreciation
       on investments:
     Balance at beginning of period.............     (14.9)     169.2     209.3
     Appreciation (depreciation) during the
       period:
       Net appreciation (depreciation) on
         available-for-sale securities..........       9.6     (298.2)    (82.4)
       (Provision) benefit for deferred federal
         income taxes...........................      (3.4)     105.0      28.9
       Minority interest........................     --          31.8      13.4
     Distribution of subsidiaries (Note 3)......     --         (22.7)    --
                                                  --------  ---------  --------
                                                       6.2     (184.1)    (40.1)
                                                  --------  ---------  --------
     Balance at end of period...................      (8.7)     (14.9)    169.2
                                                  --------  ---------  --------
 RETAINED EARNINGS
     Balance at beginning of period.............     647.3    1,698.3   1,567.4
     Net income.................................     126.4      200.4     180.9
     Dividend to shareholder....................     --        --         (50.0)
     Distribution of subsidiaries (Note 3)......     --      (1,251.4)    --
                                                  --------  ---------  --------
     Balance at end of period...................     773.7      647.3   1,698.3
                                                  --------  ---------  --------
         Total shareholder's equity.............  $1,339.0  $ 1,206.4  $2,316.5
                                                  ========  =========  ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2000    1999     1998
 -------------                                 ------  -------  ------
 Net income..................................  $126.4  $ 200.4  $180.9
                                               ------  -------  ------
 Other comprehensive income (loss):
     Net appreciation (depreciation) on
       available-for-sale securities.........     9.6   (298.2)  (82.4)
     (Provision) benefit for deferred federal
       income taxes..........................    (3.4)   105.0    28.9
     Minority interest.......................    --       31.8    13.4
     Distribution of subsidiaries (Note 3)...    --      (22.7)   --
                                               ------  -------  ------
       Other comprehensive income (loss).....     6.2   (184.1)  (40.1)
                                               ------  -------  ------
 Comprehensive income........................  $132.6  $  16.3  $140.8
                                               ======  =======  ======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                   2000       1999       1998
 -------------                                 ---------  ---------  ---------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $   126.4  $   200.4  $   180.9
     Adjustments to reconcile net income to
       net cash provided by operating
       activities:
         Minority interest...................     --           39.9       55.0
         Net realized losses (gains).........       67.8     (100.9)     (62.7)
         Net amortization and depreciation...       18.2       31.5       20.7
         Deferred federal income taxes.......       50.1       20.7      (15.4)
         Sales practice litigation expense...     --         --           31.0
         Loss from exiting reinsurance
           pools.............................     --         --           25.3
         Payment related to exiting
           reinsurance pools.................     --         --          (30.3)
         Loss from disposal of group life and
           health business...................     --           30.5     --
         Change in deferred acquisition
           costs.............................     (213.0)    (181.6)    (185.8)
         Change in premiums and notes
           receivable, net of reinsurance
           payable...........................       47.7      (41.8)      56.7
         Change in accrued investment
           income............................       (7.8)       8.3        0.8
         Change in policy liabilities and
           accruals, net.....................      (20.9)     (15.6)     168.1
         Change in reinsurance receivable....       13.7      (46.3)    (115.4)
         Change in expenses and taxes
           payable...........................      (96.3)      79.4       (3.3)
         Separate account activity, net......        0.7        5.5      (48.5)
         Other, net..........................        5.0       18.5      (63.8)
                                               ---------  ---------  ---------
             Net cash (used in) provided by
               operating activities..........       (8.4)      48.5       13.3
                                               ---------  ---------  ---------
 CASH FLOWS FROM INVESTING ACTIVITIES
         Proceeds from disposals and
           maturities of available-for-sale
           fixed maturities..................    1,694.9    2,801.0    1,715.2
         Proceeds from disposals of equity
           securities........................        4.1      422.9      285.3
         Proceeds from disposals of other
           investments.......................       28.9       30.3      120.8
         Proceeds from mortgages matured or
           collected.........................      119.2      131.2      171.2
         Purchase of available-for-sale fixed
           maturities........................   (2,417.9)  (2,227.3)  (2,374.5)
         Purchase of equity securities.......      (16.2)     (78.9)    (119.9)
         Purchase of other investments.......     (128.0)    (140.6)    (274.4)
         Capital expenditures................      (13.2)     (29.2)     (22.3)
         Purchase of minority interest in
           Citizens Corporation..............     --         --         (195.9)
         Purchase of company owned life
           insurance.........................      (64.9)    --         --
         Distribution of subsidiaries........     --         (202.2)    --
         Other investing activities, net.....     --         --           26.7
                                               ---------  ---------  ---------
             Net cash provided by (used in)
               investing activities..........     (793.1)     707.2     (667.8)
                                               ---------  ---------  ---------

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

               CONSOLIDATED STATEMENTS OF CASH FLOWS (CONTINUED)

 CASH FLOWS FROM FINANCING ACTIVITIES
         Deposits and interest credited to
           contractholder deposit funds......      990.3    1,514.6    1,419.2
         Withdrawals from contractholder
           deposit funds.....................     (936.7)  (2,037.5)    (625.0)
         Change in trust instruments
           supported by funding
           obligations.......................      570.9       50.6     --
         Change in short-term debt...........     --         (180.9)     188.3
         Change in long-term debt............     --         --           (2.6)
         Dividend paid to shareholder........     --         --          (50.0)
         Contribution from parent............     --           36.0     --
         Subsidiary treasury stock purchased,
           at cost...........................     --         (350.0)      (1.0)
                                               ---------  ---------  ---------
             Net cash provided by (used in)
               financing activities..........      624.5     (967.2)     928.9
                                               ---------  ---------  ---------
 Net change in cash and cash equivalents.....     (177.0)    (211.5)     274.4
 Net change in cash held in the Closed
  Block......................................       20.7      (13.2)      15.7
 Cash and cash equivalents, beginning of
  period.....................................      279.3      504.0      213.9
                                               ---------  ---------  ---------
 Cash and cash equivalents, end of period....  $   123.0  $   279.3  $   504.0
                                               =========  =========  =========
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $     1.9  $     3.1  $     7.3
     Income taxes (refunded) paid............  $   (12.3) $    24.0  $   135.3

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

First Allmerica Financial Life Insurance Company ("FAFLIC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC").

Prior to July 1, 1999, the consolidated financial statements of FAFLIC included the accounts of its wholly-owned life insurance subsidiary Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), its non-insurance subsidiaries (principally brokerage and investment advisory services), Allmerica Property and Casualty Companies, Inc. ("Allmerica P&C") (an 84.5%-owned non-insurance holding company), and various other non-insurance subsidiaries.

Effective July 1, 1999, AFC made certain changes to its corporate structure (Note 3). These changes included the transfer of the Company's ownership of Allmerica P&C and its subsidiaries, as well as several other non-insurance subsidiaries from the Company to AFC. In exchange, AFC contributed capital to the Company and agreed to maintain the Company's statutory surplus at specified levels during the following 6 years. Comparability between current and prior period financial statements and footnotes has been significantly impacted by the Company's divestiture of these subsidiaries during 1999, as disclosed in
Note 3.

The Closed Block (Note 1B) assets and liabilities at December 31, 2000 and 1999 are presented in the consolidated balance sheets as single line items. The contribution from the Closed Block is included in the consolidated statements of income in other income. Unless specifically stated, all disclosures contained herein supporting the consolidated financial statements exclude the Closed Block related amounts.

All significant intercompany accounts and transactions have been eliminated.

On or about December 3, 1998, the Company acquired all of the outstanding common stock of Citizens Corporation (formerly an 82.5% owned non-insurance subsidiary of The Hanover Insurance Company ("Hanover"), a wholly-owned subsidiary of Allmerica P&C) that it did not already own in exchange for cash of $195.9 million (Note 4). The acquisition has been recognized as a purchase. The minority interest acquired totaled $158.5 million. A total of $40.8 million representing the excess of the purchase price over the fair values of the net assets acquired, net of deferred taxes, has been allocated to goodwill and is being amortized over a 40-year period.

Prior to the July 1, 1999 changes in AFC's corporate structure, minority interest relates to the Company's investment in Allmerica P&C and its only significant subsidiary, Hanover. Hanover's wholly-owned subsidiary is Citizens Corporation, the holding company for Citizens. Minority interest also includes an amount related to the minority interest in Citizens Corporation.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  CLOSED BLOCK

The Company established and began operating a closed block ("the Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies,

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force as of FAFLIC's demutualization on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. Unless the Commonwealth of Massachusetts Insurance Commissioner ("the Insurance Commissioner") consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

Although the assets and income allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future post-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at the inception of the Closed Block, the expected income would be recognized in income for that period. Further, cumulative actual Closed Block income in excess of the expected income would not inure to the shareholders and would be recorded as an additional liability for policyholder dividend obligations. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined at inception.

If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income from the Closed Block, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividend scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

C.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported as a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2000, there were no real estate properties in the Company's investment portfolio. Real estate held at December 31, 1999 was carried at the estimated fair value less costs of disposal. Depreciation was not recorded on this asset while it was held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

D.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, swap contracts and interest rate futures contracts. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

Derivative financial instruments are accounted for under three different methods: fair value accounting, deferral accounting and accrual accounting. Interest rate swap contracts used to hedge interest rate risk are accounted for using a combination of the fair value method and accrual method, with changes in fair value reported in unrealized gains and losses in equity consistent with the underlying hedged security, and the net payment or receipt on the swaps reported in net investment income. Foreign currency swap contracts used to hedge the foreign currency exchange risk associated with investment securities are accounted for using a combination of the fair value method and accrual method, with changes in fair value reported in unrealized gains and losses in equity consistent with the underlying hedged security, and the net payment or receipt on the swaps reported in net investment income. Foreign currency swap contracts used to hedge foreign currency exchange risk associated with trust obligations backed by funding agreements are accounted for using the fair value method, with changes in fair value reported in other operating income consistent with the underlying hedged trust obligation. Futures contracts used to hedge interest rate risk are accounted for using the deferral method, with gains and losses deferred in unrealized gains and losses in equity and recognized in earnings in conjunction with the earnings recognition of the underlying hedged item. Default swap contracts entered into for investment purposes are accounted for using the fair value method, with changes in fair value, if any, reported in realized investment gains and losses in earnings. Premium paid to the Company on default swap contracts is reported in net investment income in earnings. Other swap contracts entered into for investment purposes are accounted for using the fair value method, with changes in fair value reported in realized

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

investment gains and losses in earnings. Any ineffective swaps or futures hedges are recognized currently in realized investment gains and losses in earnings.

E.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

F.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Property and casualty insurance business acquisition costs are deferred and amortized over the terms of the insurance policies. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each life product and property and casualty line of business are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

G.  PROPERTY AND EQUIPMENT

Property, equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets which generally range from 3 to 30 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

H.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain pension, variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

I.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2 1/2% to 6.0% for life insurance and 2 1/2% to 9 1/2% for annuities. Estimated liabilities are established for group life and health policies that contain experience rating provisions. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Liabilities for outstanding claims, losses and loss adjustment expenses ("LAE") are estimates of payments to be made on property and casualty and health insurance for reported losses and LAE and estimates of losses and LAE incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. Estimated amounts of salvage and subrogation on unpaid property and casualty losses are deducted from the liability for unpaid claims.

Premiums for property and casualty insurance are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts ("GICs"), deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

J.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Property and casualty insurance premiums are recognized as revenue over the related contract periods. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

K.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life company taxable income.

The Board of Directors has delegated to AFC management, the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from loss and LAE reserves, policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

L.  NEW ACCOUNTING PRONOUNCEMENTS

In December 2000, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 00-3, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEMUTUALIZATION AND FORMATIONS OF MUTUAL INSURANCE HOLDING COMPANIES AND FOR CERTAIN LONG-DURATION PARTICIPATING CONTRACTS ("SoP No. 00-3"). SoP No. 00-3 requires that closed block assets, liabilities, revenues and expenses be displayed together with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. In addition, SoP No. 00-3 provides guidance on the accounting for participating contracts issued before and after the date of demutualization, recording of closed block earnings and related policyholder dividend liabilities, and the accounting treatment for expenses and equity balances at the date of demutualization. This statement is effective for fiscal years beginning after December 15, 2000. The adoption of SoP No. 00-3 did not have a material impact on the Company's financial position or results of operations.

In June 1998, the FASB issued Statement of Financial Accounting Standards
No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on the type of hedge transaction. For fair value hedge transactions in which the Company is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instruments will generally be offset in the income statement by changes in the hedged item's fair value. For cash flow hedge transactions, in which the Company is hedging the variability of cash flows related to a variable rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified into earnings in the periods in which earnings are impacted by the variability of the cash

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

flows of the hedged item. To the extent any hedges are determined to be ineffective, all or a portion of the change in value of the derivative will be recognized currently in earnings. This statement is effective for fiscal years beginning after June 15, 2000. The adoption of Statement No. 133 did not have a material impact on the Company's results of operation or financial position.

In December 1997, the AICPA issued Statement of Position 97-3, ACCOUNTING BY INSURANCE AND OTHER ENTERPRISES FOR INSURANCE-RELATED ASSESSMENTS ("SoP
No. 97-3"). SoP No. 97-3 provides guidance on when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement became effective for fiscal years beginning after December 15, 1998. The adoption of SoP No. 97-3 did not have a material effect on the results of operations or financial position of the Company.

M.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  DISCONTINUED OPERATIONS

During the second quarter of 1999, the Company approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business, its Affinity Group Underwriters ("AGU") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). During the third quarter of 1998, the Company ceased writing new premiums in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of the discontinued segment, including its reinsurance pool business, have been reported in the Consolidated Statements of Income as discontinued operations in accordance with Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS -- REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTION'S ("APB Opinion No. 30"). In the third quarter of 1999, the operating results from the discontinued segment were adjusted to reflect the recording of additional reserves related to accident claims from prior years. The Company also recorded a $30.5 million loss, net of taxes, on the disposal of this segment, consisting of after tax losses from the run-off of the group life and health business of approximately $46.9 million, partially offset by net proceeds from the sale of the EBS business of approximately $16.4 million. Subsequent to a measurement date of June 30, 1999, approximately $18.6 million of the aforementioned $46.9 million loss has been generated from the operations of the discontinued business.

In March of 2000, the Company transferred its EBS business to Great-West Life and Annuity Insurance Company of Denver and received consideration of approximately $22 million, based on renewal rights for existing policies. Additional consideration may be received in 2001, based on premium in force as of March 2001. However, the Company retained policy liabilities estimated at $153.0 million at December 31, 2000 related to this business.

As permitted by APB Opinion No. 30, the Consolidated Balance Sheets have not been segregated between continuing and discontinued operations. At December 31, 2000 and 1999, the discontinued segment had assets of approximately $487.1 million and $531.5 million, respectively, consisting primarily of invested assets, premiums and fees receivable, and reinsurance recoverables, and liabilities of approximately $449.2

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

million and $482.5 million, respectively, consisting primarily of policy liabilities. Revenues for the discontinued operations were $199.7 million, $361.5 million and $398.5 million for the years ended December 31, 2000, 1999 and 1998, respectively.

3.  REORGANIZATION OF AFC CORPORATE STRUCTURE

AFC has made certain changes to its corporate structure effective July 1, 1999. These changes included transfer of the Company's ownership of Allmerica P&C and all of its subsidiaries, as well as certain other non-insurance subsidiaries, from FAFLIC to AFC, referred to as the "distribution of subsidiaries". The Company retained its ownership of its primary insurance subsidiary, AFLIAC, and certain broker dealer and investment management and advisory subsidiaries. AFC contributed capital to FAFLIC in the amount of $125.0 million, consisting of cash and securities of $36.0 million and $89.0 million, respectively, and agreed to maintain the Company's statutory surplus at specified levels during the following six years. In addition, any dividend from FAFLIC to AFC for 2001 would require the prior approval of the Commonwealth of Massachusetts Insurance Commissioner. This transaction was approved by the Commissioner on May 24, 1999.

The equity of the subsidiaries transferred from FAFLIC on July 1, 1999 was $1,274.1 million. As of June 30, 1999, the transferred subsidiaries had total assets of $5,334.1 million, including cash and cash equivalents of $202.2 million, and total revenue of $1,196.5 million.

The Company's consolidated results of operations in 1999 include $107.2 million of net income associated with these subsidiaries through June 30, 1999. The unaudited pro forma information below presents consolidated results of operations as if the reorganization had occurred at the beginning of 1999.

The following unaudited pro forma information is not necessarily indicative of the consolidated results of operations of the Company had the transfer occurred at the beginning on 1998, nor is it necessarily indicative of future results.

(UNAUDITED)
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
Revenue.....................................................  $828.0  $750.2
                                                              ======  ======
Net realized capital (losses) gains included in revenue.....   (11.8)   19.6
                                                              ======  ======
Income from continuing operations before taxes..............   192.1   141.2
Income taxes................................................    51.2    41.2
                                                              ------  ------
Net income from continuing operations.......................   140.9   100.0
(Loss) from operations of discontinued business (less
 applicable income tax benefit of $10.4 million and $7.0
 million for the years ended December 31, 1999 and 1998
 respectively)..............................................   (17.2)  (13.5)
(Loss) on disposal of group life and health business,
 including provision of $72.2 million for operating losses
 during phase-out period for the year ended December 31,
 1999 (less applicable income tax benefit of $16.4
 million)...................................................   (30.5)   --
                                                              ------  ------
Net income..................................................  $ 93.2  $ 86.5
                                                              ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4.  SIGNIFICANT TRANSACTIONS

During 2000, AFC adopted a formal company-wide restructuring plan. This plan is the result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of the Company's restructuring plan, it recognized a pre-tax charge of $11.0 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. Approximately $1.9 million of this charge relates to severance and other employee related costs. Approximately $9.1 million of this charge relates to one-time project costs. As of December 31, 2000, the Company has made payments of approximately $9.1 million related to this restructuring plan, of which approximately $1.6 million relates to severance and other employee related costs.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement with a highly rated reinsurer. The reinsurance agreement provides accident year coverage for the three years 1999 to 2001 for the Company's property and casualty business, and is subject to cancellation or commutation annually at the Company's option. The program covers losses and allocated loss adjustment expenses, including those incurred but not yet reported, in excess of a specified whole account loss and allocated LAE ratio. The annual and aggregate coverage limits for losses and allocated LAE are $150.0 million. The effect of this agreement on results of operations in each reporting period is based on losses and allocated LAE ceded, reduced by a sliding scale premium of 50.0-67.5% depending on the size of the loss, and increased by a ceding commission of 20.0% of ceded premium. In addition, net investment income is reduced for amounts credited to the reinsurer. Prior to the AFC corporate reorganization, the Company recognized a net benefit of $16.9 million as a result of this agreement based on year-to-date and annual estimates of losses and allocated loss adjustment expenses for accident year 1999.

On October 29, 1998, the Company announced that it had adopted a formal restructuring plan for its Risk Management business. As part of this initiative, the segment consolidated its property and casualty field support activities from fourteen regional branches into three hub locations. As a result of the Company's restructuring initiative, it recognized a pretax loss of $9.0 million, in the fourth quarter of 1998. The Company made payments of approximately $4.2 million and $0.1 million through June 30, 1999 and in 1998, respectively, related to this restructuring initiative.

Effective July 1, 1998, the Company entered into a reinsurance agreement that cedes current and future underwriting losses, including unfavorable development of prior year reserves, up to a $40.0 million maximum, relating to the Company's reinsurance pool business. These pools consist primarily of the Company's assumed stop loss business, small group managed care pools, long-term disability and long-term care pools, student accident and special risk business. The agreement is consistent with management's decision to exit this line of business. As a result of this transaction, the Company recognized a $25.3 million pre-tax loss in the third quarter of 1998. This loss is reported as part of the discontinued operations of the Company.

In 1999 and 1998 Allmerica P&C redeemed 8,662.7 and 3,289.5 respectively, of its issued and outstanding common stock owned by AFC for $350.0 million and $125.0 million respectively, thereby increasing the Company's total ownership to 84.5% as of June 30, 1999. The increases in the Company's ownership of Allmerica P&C through June 30, 1999 and for 1998 were 14.5% and 4.3% respectively. The 1999 transaction consisted of cash and cash equivalents. The 1998 transaction consisted of $124.0 million of securities and $1.0 million of cash.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

5.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   34.3     $  2.6      $--       $   36.9
States and political subdivisions.......      10.4        0.3       --           10.7
Foreign governments.....................      43.2        1.5         0.6        44.1
Corporate fixed maturities..............   3,818.9       93.5       138.0     3,774.4
Mortgage-backed securities..............     459.5       14.7         2.1       472.1
                                          --------     ------      ------    --------
Total fixed maturities..................  $4,366.3     $112.6      $140.7    $4,338.2
                                          ========     ======      ======    ========
Equity securities.......................  $   44.1     $ 20.2      $  7.2    $   57.1
                                          ========     ======      ======    ========

                                                             1999
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   62.6     $  1.0      $  0.5    $   63.1
States and political subdivisions.......      13.5        0.1         0.1        13.5
Foreign governments.....................      80.0        2.1         0.1        82.0
Corporate fixed maturities..............   3,206.5       63.2       116.9     3,152.8
Mortgage-backed securities..............     359.0        1.3        11.0       349.3
                                          --------     ------      ------    --------
Total fixed maturities..................  $3,721.6     $ 67.7      $128.6    $3,660.7
                                          ========     ======      ======    ========
Equity securities.......................  $   27.9     $ 24.7      $  1.2    $   51.4
                                          ========     ======      ======    ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2000, the amortized cost and market value of these assets on deposit in New York were $186.7 million and $189.8 million, respectively. At December 31, 1999, the amortized cost and market value of assets on deposit were $196.4 million and $193.0 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $21.2 million and $18.3 million were on deposit with various state and governmental authorities at December 31, 2000 and 1999, respectively.

There were no contractual fixed maturity investment commitments at December 31, 2000.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2000
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $  235.1   $  233.7
Due after one year through five years.......................   2,100.9    2,073.4
Due after five years through ten years......................   1,237.9    1,231.7
Due after ten years.........................................     792.4      799.4
                                                              --------   --------
Total.......................................................  $4,366.3   $4,338.2
                                                              ========   ========

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)   TOTAL
-------------                                                 ----------  -------------  -------
2000
Net appreciation (depreciation), beginning of year..........   $ (30.4)      $  15.5     $ (14.9)
                                                               -------       -------     -------
Net appreciation (depreciation) on available-for-sale
 securities.................................................      48.9          (3.2)       45.7
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........     (36.1)       --           (36.1)
(Provision) benefit for deferred federal income taxes.......      (4.5)          1.1        (3.4)
                                                               -------       -------     -------
                                                                   8.3          (2.1)        6.2
                                                               -------       -------     -------
Net appreciation (depreciation), end of year................   $ (22.1)      $  13.4     $  (8.7)
                                                               =======       =======     =======

1999
Net appreciation (depreciation), beginning of year..........   $  79.0       $  90.2     $ 169.2
                                                               -------       -------     -------
Net appreciation (depreciation) on available-for-sale
 securities.................................................    (254.4)       (122.3)     (376.7)
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........      78.5        --            78.5
(Provision) benefit for deferred federal income taxes and
 minority interest..........................................      72.1          64.7       136.8
Distribution of subsidiaries (See Note 3)...................      (5.6)        (17.1)      (22.7)
                                                               -------       -------     -------
                                                                (109.4)        (74.7)     (184.1)
                                                               -------       -------     -------
Net appreciation (depreciation), end of year................   $ (30.4)      $  15.5     $ (14.9)
                                                               =======       =======     =======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)   TOTAL
-------------                                                 ----------  -------------  -------
1998
Net appreciation (depreciation), beginning of year..........   $ 122.6       $  86.7     $ 209.3
                                                               -------       -------     -------
Net appreciation (depreciation) on available-for-sale
 securities.................................................     (99.3)          4.4       (94.9)
Appreciation (depreciation ) due to Allmerica P&C purchase
 of minority interest of Citizens...........................      10.7          10.7        21.4
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........       6.3        --             6.3
(Provision) benefit for deferred federal income taxes and
 minority interest..........................................      38.7         (11.6)       27.1
                                                               -------       -------     -------
                                                                 (43.6)          3.5       (40.1)
                                                               -------       -------     -------
Net appreciation (depreciation), end of year................   $  79.0       $  90.2     $ 169.2
                                                               =======       =======     =======

(1) Includes net appreciation (depreciation) on other investments of $1.5 million, $(1.1) million, and $0.8 million, in 2000, 1999, and 1998, respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

FAFLIC's mortgage loans and real estate are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made. At December 31, 2000, there were no real estate properties in the Company's investment portfolio. Previously, real estate investments were obtained primarily through foreclosures.

The carrying values of mortgage loans and real estate investments net of applicable reserves were $472.7 million and $533.6 million at December 31, 2000 and 1999, respectively. Reserves for mortgage loans were $4.4 million and $5.8 million at December 31, 2000 and 1999, respectively.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000, 1999 and 1998.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2000.

Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2000    1999
-------------                                                 ------  ------
Property type:
  Office building...........................................  $269.5  $301.5
  Industrial / warehouse....................................    82.2    83.6
  Retail....................................................    81.9    92.2
  Residential...............................................    32.5    50.3
  Other.....................................................    11.0    11.8
  Valuation allowances......................................    (4.4)   (5.8)
                                                              ------  ------
Total.......................................................  $472.7  $533.6
                                                              ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS)                                                  2000    1999
-------------                                                 ------  ------
Geographic region:
  Pacific...................................................  $138.7  $133.6
  South Atlantic............................................   128.3   132.2
  East North Central........................................    60.4    62.5
  New England...............................................    53.7    90.8
  West South Central........................................    41.4    40.7
  Middle Atlantic...........................................    35.7    50.3
  Other.....................................................    18.9    29.3
  Valuation allowances......................................    (4.4)   (5.8)
                                                              ------  ------
Total.......................................................  $472.7  $533.6
                                                              ======  ======

At December 31, 2000, scheduled mortgage loan maturities were as follows:
2001 -- $47.4 million; 2002 -- $43.0 million; 2003 -- $39.2 million; 2004 --
$74.9 million; 2005 -- $27.4 million; and $240.8 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2000, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

C.  MORTGAGE LOANS INVESTMENT VALUATION ALLOWANCES

Mortgage loans investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 2000   1999   1998
-------------                                                 -----  -----  -----
Balance at beginning of year................................  $ 5.8  $11.5  $20.7
Provisions..................................................   (1.3)  (2.4)  (6.8)
Write-offs..................................................   (0.1)  (3.3)  (2.4)
                                                              -----  -----  -----
Balance at end of year......................................  $ 4.4  $ 5.8  $11.5
                                                              =====  =====  =====

Provisions on mortgages during 2000, 1999 and 1998 reflect the release of redundant specific reserves.

The carrying value of impaired loans was $3.4 million and $18.0 million, with related reserves of $0.4 million and $0.8 million as of December 31, 2000 and 1999, respectively. All impaired loans were reserved for as of December 31, 2000 and 1999.

The average carrying value of impaired loans was $12.1 million, $21.0 million and $26.1 million, with related interest income while such loans were impaired, of $1.4 million, $2.1 million and $3.2 million as of December 31, 2000, 1999 and 1998, respectively.

D.  FUTURES CONTRACTS

The Company purchases long futures contracts and sells short futures contracts on margin to hedge against interest rate fluctuations associated with the sale of Guaranteed Investment Contracts ("GICs") and other funding agreements, as well as the reinvestment of fixed maturities. The Company is exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. Similarly, the Company is exposed to interest rate risk on reinvestments of fixed maturities

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

from the time of maturity until the purchase of new fixed maturities. The Company only trades futures contracts with nationally recognized brokers, which the Company believes have adequate capital to ensure that there is minimal danger of default. The Company does not require collateral or other securities to support financial instruments with credit risk.

The notional amount of futures contracts outstanding was $87.5 million and $37.1 million, at December 31, 2000 and 1999, respectively. The notional amounts of the contracts represent the extent of the Company's investment but not future cash requirements, as the Company generally settles open positions prior to maturity. The maturity of all futures contracts outstanding are less than one year. The fair value of futures contracts outstanding was $88.7 million and $36.8 million at December 31, 2000 and 1999, respectively.

Gains and losses on hedge contracts related to interest rate fluctuations are deferred and recognized in income over the period being hedged corresponding to related guaranteed investment contracts and fixed maturities purchases. If instruments being hedged by futures contracts are disposed, any unamortized gains or losses on such contracts are included in the determination of the gain or loss from the disposition. Deferred hedging losses were $3.6 million and $0.9 million in 2000 and 1999, respectively. Gains and losses on hedge contracts that are deemed ineffective by the Company are realized immediately. There were $0.3 million and $0.1 million of gains realized on ineffective hedges in 2000 and 1998, respectively. There were no gains or losses in 1999.

A reconciliation of the notional amount of futures contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 ---------  ---------  ---------
Contracts outstanding, beginning of year....................  $    37.1  $    92.7  $  --
New contracts...............................................    1,539.1      947.0    1,117.5
Contracts terminated........................................   (1,488.7)  (1,002.6)  (1,024.8)
                                                              ---------  ---------  ---------
Contracts outstanding, end of year..........................  $    87.5  $    37.1  $    92.7
                                                              =========  =========  =========

E.  FOREIGN CURRENCY SWAP CONTRACTS

The Company enters into foreign currency swap contracts with swap counterparties to hedge foreign currency exposure on specific fixed maturities. Additionally, the Company enters into compound foreign currency/ interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust obligations backed by funding agreements. Under these swap contracts, the Company agrees to exchange interest and principal related to foreign fixed maturities and trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S dollars translated at a specific currency exchange rate. The primary risk associated with these transactions is the inability of the counterparty to meet its obligation. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by nationally recognized rating agencies. The Company's maximum exposure to counterparty credit risk is the difference in payments exchanged, which at December 31, 2000 and 1999, was a net receivable of $5.7 million and a net payable of $0.2 million, respectively.

The fair values of the foreign currency swap contracts and compound foreign currency/interest rate swap contracts outstanding were $(35.9) million and $(4.7) million at December 31, 2000 and 1999, respectively. Changes in the fair value of contracts hedging fixed maturities are reported as an unrealized gain or loss, consistent with the underlying hedged security. Changes in the foreign currency portion of the fair value of

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

contracts hedging trust obligations backed by funding agreements are reported as other operating income, consistent with the underlying hedged liability. Changes in the interest rate portion of the fair value of contracts hedging trust obligations backed by funding agreements are reported as unrealized gains and losses, consistent with the hedged item. The net decrease in other operating income related to the change in the foreign currency portion of the fair value of these contracts was $8.9 million in 2000 and $2.6 million in 1999. The change in unrealized gains and losses related to the change in both the interest rate portion of the fair value of the contracts hedging trust obligations backed by funding agreements, as well as the change in the fair value of the contracts hedging foreign fixed maturities, was $(22.2) million and $(3.4) million in 2000 and 1999, respectively. The Company does not require collateral or other security to support financial instruments with credit risk.

The difference between amounts paid and received on foreign currency and compound swap contracts is reflected in the net investment income related to the underlying assets. This amount was $(10.0) million in 2000 and was not material in 1999 and 1998. Any gain or loss on the termination of swap contracts is deferred and recognized with any gain or loss on the hedged transaction. The Company had no deferred gain or loss on foreign currency and compound swap contracts in 2000 or 1999.

A reconciliation of the notional amount of foreign currency and compound swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999   1998
-------------                                                 ------  ------  -----
Contracts outstanding, beginning of year....................  $ 71.5  $ 42.6  $42.6
New contracts...............................................   544.4    52.9   --
Contracts expired...........................................    (8.3)  (24.0)  --
                                                              ------  ------  -----
Contracts outstanding, end of year..........................  $607.6  $ 71.5  $42.6
                                                              ======  ======  =====

Expected maturities of such foreign currency and compound swap contracts outstanding at December 31, 2000 are $143.9 million in 2001, $91.4 million in 2003, $347.7 million in 2005 and $24.6 million thereafter. There are no expected maturities of such foreign currency and compound swap contracts in 2002 and 2004.

F.  INTEREST RATE SWAP CONTRACTS

The Company enters into interest rate swap contracts to hedge exposure to interest rate fluctuations. Specifically, for floating rate funding agreement liabilities that are matched with fixed rate securities, the Company manages the interest rate risk by hedging with interest rate swap contracts. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. As with foreign currency swap contracts, the primary risk associated with these transactions is the inability of the counterparty to meet its obligation. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by nationally recognized rating agencies. Because the underlying principal of swap contracts is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged, which at December 31, 2000 and 1999 were net payables of $12.0 million and $4.2 million, respectively. The Company does not require collateral or other security to support financial instruments with credit risk.

The net amount receivable or payable is recognized over the life of the swap contract as an adjustment to net investment income. The increase (decrease) in net investment income related to interest rate swap contracts was $4.4 million, $(7.0) million and $(2.8) million for the years ended December 31, 2000, 1999 and 1998,

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

respectively. The fair value of interest rate swap contracts outstanding was $(22.8) million and $33.1 million at December 31, 2000 and 1999, respectively. Changes in the fair value of contracts are reported as an unrealized gain or loss, consistent with the underlying hedged security. Any gain or loss on the termination of interest rate swap contracts accounted for as hedges are deferred and recognized with any gain or loss on the hedged transaction. The Company had no deferred gain or loss on interest rate swap contracts in 2000 or 1999.

A reconciliation of the notional amount of interest rate swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000      1999      1998
-------------                                                 --------  --------  --------
Contracts outstanding, beginning of year....................  $1,025.9  $1,112.6  $  244.1
New contracts...............................................     630.0     905.4     873.5
Contracts terminated........................................    (236.0)   (888.5)    --
Contracts expired...........................................     --        (80.0)     (5.0)
Distribution of subsidiaries (Note 3).......................     --        (23.6)    --
                                                              --------  --------  --------
Contracts outstanding, end of year..........................  $1,419.9  $1,025.9  $1,112.6
                                                              ========  ========  ========

Expected maturities of such interest rate swap contracts outstanding at December 31, 2000 are $43.1 million in 2001, $233.5 million in 2002, $391.0 million in 2003, $307.3 million in 2004, $425.0 million in 2005 and $20.0 million thereafter.

G.  OTHER SWAP CONTRACTS

The Company enters into insurance portfolio-linked and credit default swap contracts for investment purposes. Under the insurance portfolio-linked swap contracts, the Company agrees to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. As with interest rate swap contracts, the primary risk associated with insurance portfolio-linked swap contracts is the inability of the counterparty to meet its obligation. Under the terms of the credit default swap contracts, the Company assumes the default risk of a specific high credit quality issuer in exchange for a stated annual premium. In the case of default, the Company will pay the counterparty par value for a pre-determined security of the issuer. The primary risk associated with these transactions is the default risk of the underlying companies. The Company regularly assesses the financial strength of its counterparties and the underlying companies in default swap contracts, and generally enters into forward or swap agreements with companies rated "A" or better by nationally recognized rating agencies. Because the underlying principal of swap contracts is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged, which at December 31, 2000 and 1999, was not material to the Company. The Company does not require collateral or other security to support financial instruments with credit risk.

The swap contracts are marked to market with any gain or loss recognized currently. The fair values of swap contracts outstanding were $(0.3) million at December 31, 2000 and 1999. The net amount receivable or payable under insurance portfolio-linked swap contracts is recognized when the contracts are marked to market. The net (decrease) increase in realized investment gains related to these contracts was $(0.7) million, $(0.2) million and $1.0 million for the years ended December 31, 2000, 1999 and 1998, respectively.

The stated annual premium under credit default swap contracts is recognized currently in net investment income. The net increase to investment income related to credit default swap contracts was $0.2 million, $0.4 million and $0.2 million for the years ended December 31, 2000, 1999 and 1998, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

A reconciliation of the notional amount of other swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000     1999     1998
-------------                                                 -------  -------  ------
Contracts outstanding, beginning of year....................  $ 190.0  $ 255.0  $ 15.0
New contracts...............................................    --        50.0   266.3
Contracts expired...........................................    --      (115.0)  (26.3)
Contracts terminated........................................   (150.0)   --       --
                                                              -------  -------  ------
Contracts outstanding, end of year..........................  $  40.0  $ 190.0  $255.0
                                                              =======  =======  ======

At December 31, 2000, all other swap contracts are expected to mature in 2001.

H.  OTHER

At December 31, 2000 and 1999, FAFLIC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

6.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Fixed maturities............................................  $304.3  $415.7  $509.6
Mortgage loans..............................................    40.8    45.5    57.6
Equity securities...........................................     1.1     1.7     7.2
Policy loans................................................    14.3    12.7    11.9
Other long-term investments.................................    11.3    14.4     7.0
Short-term investments......................................     7.5    26.6    15.6
                                                              ------  ------  ------
Gross investment income.....................................   379.3   516.6   608.9
Less investment expenses....................................   (11.5)  (13.5)  (15.0)
                                                              ------  ------  ------
Net investment income.......................................  $367.8  $503.1  $593.9
                                                              ======  ======  ======

The Company had fixed maturities with a carrying value of $2.9 million and $1.0 million on non-accrual status at December 31, 2000 and 1999, respectively. There were no mortgage loans on non-accrual status at December 31, 2000 and 1999. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $1.6 million and $1.4 million in 2000 and 1999, respectively, and had no impact in 1998.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million and $18.8 million at December 31, 2000 and 1999, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $1.7 million, $2.5 million and $3.3 million in 2000, 1999 and 1998, respectively. Actual interest income on these loans included in net investment income aggregated $1.4 million, $1.8 million and $3.3 million in 2000, 1999 and 1998, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

There were no mortgage loans which were non-income producing for the years ended December 31, 2000 and 1999. There were, however, fixed maturities with a carrying value of $0.8 million and $0.3 million which were non-income producing for the years ended December 31, 2000 and 1999, respectively.

Included in other long-term investments is income from limited partnerships of $7.8 million and $6.6 million in 2000 and 1999, respectively, and losses of $6.3 million in 1998.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized gains (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Fixed maturities............................................  $(71.7) $(52.0) $(11.6)
Mortgage loans..............................................     1.3     2.5     8.8
Equity securities...........................................     2.0   141.3    63.7
Other long-term investments.................................     6.0     8.5    --
                                                              ------  ------  ------
Net realized investment (losses) gains......................  $(62.4) $100.3  $ 60.9
                                                              ======  ======  ======

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2000
Fixed maturities............................................    $1,044.6     $ 4.0  $(47.3)
Equity securities...........................................         2.1       2.0    --

1999
Fixed maturities............................................    $1,480.5     $ 9.2  $ 27.1
Equity securities...........................................       421.2     149.0     7.6

1998
Fixed maturities............................................    $  979.2     $17.9  $ 11.3
Equity securities...........................................       258.7      72.8     9.0

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the Consolidated Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999     1998
-------------                                                 ------  -------  ------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period,
 (net of tax (benefit) in 2000 of $(21.5) million, including
 $22.7 million resulting from the distribution of
 subsidiaries in 1999, net of tax (benefit) and minority
 interest of $(103.3) million and $(26.8) million in 1999
 and 1998 respectively).....................................  $(40.2) $(121.9) $ (6.8)
Less: reclassification adjustment for (losses) gains
 included in net income (net of tax (benefit) in 2000 of
 $(24.9) million in 2000 and net of tax (benefit) and
 minority interest of $33.5 million and $21.5 million in
 1999 and 1998 respectively)................................   (46.4)   (62.2)   33.3
                                                              ------  -------  ------
Other comprehensive income (loss) income....................  $  6.2  $(184.1) $(40.1)
                                                              ======  =======  ======

7.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality. Included in the fair value of fixed maturities are swap contracts used to hedge fixed maturities with a fair value of $(47.1) million and $31.1 million at December 31, 2000 and 1999, respectively. In addition, the Company held futures contracts with a carrying value of $(3.6) million and $(0.9) million at December 31, 2000 and 1999, respectively. The fair value of these contracts was $88.7 million and $36.8 million at December 31, 2000 and 1999, respectively.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. Fair values of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

COMPANY OWNED LIFE INSURANCE

Fair values are based on the current cash surrender value of the policy. This value is dependent on the fair value of the underlying securities which is based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits. Other liabilities are based on current surrender values.

TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS

Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The estimated fair values of the financial instruments were as follows:

                                                                     2000                1999
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $  123.0  $  123.0  $  279.3  $  279.3
  Fixed maturities..........................................   4,338.2   4,338.2   3,660.7   3,660.7
  Equity securities.........................................      57.1      57.1      51.4      51.4
  Mortgage loans............................................     472.7     490.1     521.2     521.9
  Policy loans..............................................     189.6     189.6     170.5     170.5
  Company owned life insurance..............................      65.6      65.6     --        --
                                                              --------  --------  --------  --------
                                                              $5,246.2  $5,263.6  $4,683.1  $4,683.8
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Guaranteed investment contracts...........................  $1,636.5  $1,663.3  $1,316.0  $1,341.4
  Supplemental contracts without life contingencies.........      40.7      40.7      48.8      48.8
  Dividend accumulations....................................      88.5      88.5      88.1      88.1
  Other individual contract deposit funds...................      45.0      44.9      48.4      48.2
  Other group contract deposit funds........................     323.1     319.0     602.9     583.5
  Individual fixed annuity contracts........................   1,026.1     991.7   1,092.5   1,057.1
  Trust instruments supported by funding obligations........     621.5     620.5      50.6      49.6
                                                              --------  --------  --------  --------
                                                              $3,781.4  $3,768.6  $3,247.3  $3,216.7
                                                              ========  ========  ========  ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8.  CLOSED BLOCK

Included in other income in the Consolidated Statements of Income in 2000, 1999 and 1998 is a net pre-tax contribution from the Closed Block of $6.3 million, $13.8 million and $10.4 million, respectively. Summarized financial information of the Closed Block as of December 31, 2000 and 1999 and for the periods ended December 31, 2000, 1999 and 1998 is as follows:

DECEMBER 31,
(IN MILLIONS)                                                                 2000    1999
-------------                                                                ------  ------
Assets
  Fixed maturities, at fair value (amortized cost of $400.3
    and $387.4 respectively)...............................................  $397.5  $372.9
  Mortgage loans...........................................................   144.9   136.3
  Policy loans.............................................................   191.7   201.1
  Cash and cash equivalents................................................     1.9    22.6
  Accrued investment income................................................    14.6    14.0
  Deferred policy acquisition costs........................................    11.0    13.1
  Other assets.............................................................     6.4    12.3
                                                                             ------  ------
Total assets...............................................................  $768.0  $772.3
                                                                             ======  ======
Liabilities
  Policy liabilities and accruals..........................................  $828.9  $835.2
  Other liabilities........................................................     0.8     6.9
                                                                             ------  ------
Total liabilities..........................................................  $829.7  $842.1
                                                                             ======  ======

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                2000    1999    1998
-------------                                                                -----  ------  ------
Revenues
  Premiums and other income................................................  $49.9  $ 52.1  $ 55.4
  Net investment income....................................................   53.6    53.8    53.3
  Realized investment (losses) gains.......................................   (5.4)   (0.6)    0.1
                                                                             -----  ------  ------
Total revenues.............................................................   98.1   105.3   108.8
                                                                             -----  ------  ------
Benefits and expenses
  Policy benefits..........................................................   89.5    88.9    95.0
  Policy acquisition expenses..............................................    2.1     2.5     2.7
  Other operating expenses.................................................    0.2     0.1     0.7
                                                                             -----  ------  ------
Total benefits and expenses................................................   91.8    91.5    98.4
                                                                             -----  ------  ------
Contribution from the Closed Block.........................................  $ 6.3  $ 13.8  $ 10.4
                                                                             =====  ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000     1999     1998
-------------                                                 -------  -------  -------
Cash flows
  Cash flows from operating activities:
  Contribution from the Closed Block........................  $   6.3  $  13.8  $  10.4
  Change in:
    Deferred policy acquisition costs, net..................      2.1      2.5      2.6
    Policy liabilities and accruals.........................    (12.0)   (13.1)   (13.5)
    Accrued investment income...............................     (0.6)     0.1    --
    Other assets............................................      5.9     (8.3)     2.4
    Expenses and taxes payable..............................    (10.1)    (2.9)    (2.9)
    Other, net..............................................      5.3      0.8      0.3
                                                              -------  -------  -------
  Net cash used in operating activities.....................     (3.1)    (7.1)    (0.7)
  Cash flows from investing activities:
    Sales, maturities and repayments of investments.........    133.3    139.0     83.6
    Purchases of investments................................   (160.3)  (128.5)  (106.5)
    Other, net..............................................      9.4      9.8      7.9
                                                              -------  -------  -------
  Net cash (used in) provided by investing activities.......    (17.6)    20.3    (15.0)
                                                              -------  -------  -------
Net (decrease) increase in cash and cash equivalents........    (20.7)    13.2    (15.7)
Cash and cash equivalents, beginning of year................     22.6      9.4     25.1
                                                              -------  -------  -------
Cash and cash equivalents, end of year......................  $   1.9  $  22.6  $   9.4
                                                              =======  =======  =======

There were no valuation allowances on mortgage loans at December 31, 2000, 1999 and 1998, respectively.

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

9.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense (benefit) in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Federal income tax expense (benefit)
  Current...................................................  $(33.8) $88.7   $ 74.6
  Deferred..................................................    50.1    4.3    (15.4)
                                                              ------  -----   ------
Total.......................................................  $ 16.3  $93.0   $ 59.2
                                                              ======  =====   ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The federal income taxes attributable to the consolidated results of operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000     1999    1998
-------------                                                 --------  ------  ------
Expected federal income tax expense.........................   $ 49.9   $133.4  $108.0
  Tax-exempt interest.......................................    --       (24.2)  (38.9)
  Dividend received deduction...............................     (6.9)    --      (5.1)
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................    (13.3)    --      --
  Changes in tax reserve estimates..........................     (4.0)    (8.7)    2.3
  Tax credits...............................................    (10.3)    (8.5)   (8.5)
  Other, net................................................      0.9      1.0     1.4
                                                               ------   ------  ------
Federal income tax expense..................................   $ 16.3   $ 93.0  $ 59.2
                                                               ======   ======  ======

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   2000       1999
-------------                                                 --------   --------
Deferred tax (assets) liabilities
  AMT and low income housing credit carryforwards...........  $ (20.2)   $ (10.8)
  Loss reserve discounting..................................   (264.8)    (283.5)
  Deferred acquisition costs................................    416.6      355.7
  Employee benefit plans....................................    (51.6)     (52.0)
  Investments, net..........................................    (28.9)      (8.7)
  Litigation reserve........................................     (8.1)      (6.0)
  Discontinued operations...................................    (11.9)     (11.7)
  Other, net................................................     (3.0)      (1.1)
                                                              -------    -------
Deferred tax liability (asset), net.........................  $  28.1    $ (18.1)
                                                              =======    =======

Gross deferred income tax assets totaled $441.8 million and $515.8 millions at December 31, 2000 and 1999, respectively. Gross deferred income tax liabilities totaled $469.9 million and $497.7 million at December 31, 2000 and 1999, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 2000, there are available alternative minimum tax credit carryforwards and low income housing credit carryforwards of $2.8 million and $17.4 million, respectively. The alternative minimum tax credit carryforwards have no expiration date, whereas the low income housing credit carryforwards will expire beginning in 2018.

The Company's federal income tax returns are routinely audited by the Internal Revenue Services ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

IRS has also examined the former Allmerica P&C consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect to the federal income tax returns for 1992, 1993 and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

10.  PENSION PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple benefit plans to employees and agents of these affiliated Companies, including retirement plans. The salaries of employees and agents covered by these plans and the expenses of these plans are charged to the affiliated Companies in accordance with an intercompany cost sharing agreement.

FAFLIC provides retirement benefits to substantially all of its employees under a defined benefit pension plan. This plan is based on a defined benefit cash balance formula, whereby the Company annually provides an allocation to each eligible employee based on a percentage of that employee's salary, similar to a defined contribution plan arrangement. The 2000, 1999 and 1998 allocations were based on 7.0% of each eligible employee's salary. In addition to the cash balance allocation, certain transition group employees, who have met specified age and service requirements as of December 31, 1994, are eligible for a grandfathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974.

Components of net periodic pension cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Service cost -- benefits earned during the year.............   $ 18.5     $ 19.3     $ 19.0
Interest cost...............................................     28.6       26.5       25.5
Expected return on plan assets..............................    (43.1)     (38.9)     (34.9)
Recognized net actuarial gain...............................    (11.2)      (0.4)      (0.8)
Amortization of transition asset............................     (2.2)      (2.3)      (2.2)
Amortization of prior service cost..........................     (3.1)      (3.3)      (2.9)
                                                               ------     ------     ------
  Net periodic pension (benefit) cost.......................   $(12.5)    $  0.9     $  3.7
                                                               ======     ======     ======

The Company, allocated approximately $(2.7) million and $1.7 million of the net periodic pension (benefit) cost to its affiliated companies in 2000 and 1999, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The following table summarizes the status of the plan. At December 31, 2000, the projected benefit obligations exceeded the plans' assets while at December 31,1999 the plans' assets exceeded their projected benefit obligations.

DECEMBER 31,
(IN MILLIONS)                                                   2000       1999
-------------                                                 --------   --------
Change in benefit obligations:
  Projected benefit obligation at beginning of year.........   $392.7     $414.2
  Service cost -- benefits earned during the year...........     18.5       19.3
  Interest cost.............................................     28.6       26.5
  Actuarial losses (gains)..................................     37.7      (44.4)
  Benefits paid.............................................    (26.6)     (22.9)
                                                               ------     ------
    Projected benefit obligation at end of year.............    450.9      392.7
                                                               ------     ------
Change in plan assets:
  Fair value of plan assets at beginning of year............    470.6      441.6
  Actual return on plan assets..............................     (2.5)      51.9
  Benefits paid.............................................    (26.6)     (22.9)
                                                               ------     ------
    Fair value of plan assets at end of year................    441.5      470.6
                                                               ------     ------
  Funded status of the plan.................................     (9.4)      77.9
  Unrecognized transition obligation........................    (19.4)     (21.6)
  Unamortized prior service cost............................     (8.9)     (12.0)
  Unrecognized net actuarial gains..........................     (6.4)    (101.6)
                                                               ------     ------
    Net pension liability...................................   $(44.1)    $(57.3)
                                                               ======     ======

As a result of AFC's merger with Allmerica P&C, certain pension liabilities were reduced to reflect their fair value as of the merger date. These pension liabilities were reduced by $7.5 million and $8.9 million in 2000 and 1999, respectively, which reflects fair value, net of applicable amortization.

Determination of the projected benefit obligations was based on weighted average discount rates of 7.25% and 7.75% in 2000 and 1999, respectively, and the assumed long-term rate of return on plan assets was 9.5% in 2000 and 9.0% in 1999. The actuarial present value of the projected benefit obligations was determined using assumed rates of increase in future compensation levels ranging from 5.0% to 5.5%. Plan assets are invested primarily in various separate accounts and the general account of FAFLIC. Plan assets also include 796,462 shares of AFC Common Stock at December 31, 2000 and 1999, with a market value of $57.7 million and $44.3 million at December 31, 2000 and 1999, respectively.

The Company has a defined contribution 401(k) plan for its employees, whereby the Company matches employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. During 2000, 1999, and 1998, the Company matched 50% of employees' contributions up to 6.0% of eligible compensation. The total expense related to this plan was $6.1 million, $5.9 million and $5.6 million in 2000, 1999 and 1998, respectively. The Company allocated approximately $2.9 million and $1.4 million of the 401(k) expense to its affiliated companies in 2000 and 1999 respectively. In addition to this plan, the Company has a defined contribution plan for substantially all of its agents. The plan expense in 2000, 1999 and 1998 was $3.2 million, $3.1 million and $3.0 million, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

On January 1, 1998, substantially all of the defined benefit and defined contribution 401(k) plans previously provided by the affiliated Companies were merged with the existing benefit plans of FAFLIC. The merger of benefit plans resulted in a $5.9 million change of interest adjustment to additional paid-in capital during 1998. The change of interest adjustment arose from FAFLIC's forgiveness of certain Allmerica P&C benefit plan liabilities attributable to Allmerica P&C's minority interest.

11.  OTHER POSTRETIREMENT BENEFIT PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple postretirement medical and death benefit plans to employees, agents and retirees of these affiliated Companies. The costs of these plans are charged to the affiliated Companies in accordance with an intercompany cost sharing agreement.

Generally, employees become eligible at age 55 with at least 15 years of service. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical, and a payment at death equal to retirees' final compensation up to certain limits. Effective
January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments and to restrict eligibility to current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

The plans' funded status reconciled with amounts recognized in the Company's Consolidated Balance Sheets were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   2000       1999
-------------                                                 --------   --------
Change in benefit obligation:
Accumulated postretirement benefit obligation at beginning
  of year...................................................   $ 66.8     $ 84.0
Service cost................................................      1.9        2.9
Interest cost...............................................      4.9        4.6
Actuarial losses (gains)....................................      5.6      (21.2)
Benefits paid...............................................     (3.7)      (3.5)
                                                               ------     ------
  Accumulated postretirement benefit obligation at end of
    year....................................................     75.5       66.8
                                                               ------     ------
Fair value of plan assets at end of year....................    --         --
                                                               ------     ------
Funded status of the plan...................................    (75.5)     (66.8)
Unamortized prior service cost..............................     (7.6)      (9.8)
Unrecognized net actuarial gains............................     (7.7)     (13.8)
                                                               ------     ------
  Accumulated postretirement benefit costs..................   $(90.8)    $(90.4)
                                                               ======     ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The components of net periodic postretirement benefit cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Service cost................................................   $  1.9     $  2.9     $  3.1
Interest cost...............................................      4.9        4.6        5.1
Recognized net actuarial (gain)loss.........................     (0.5)       0.1        0.1
Amortization of prior service cost..........................     (2.2)      (2.3)      (2.4)
                                                               ------     ------     ------
Net periodic postretirement benefit cost....................   $  4.1     $  5.3     $  5.9
                                                               ======     ======     ======

The Company allocated approximately $1.2 million and $1.1 million of the net periodic postretirement cost to its affiliated companies in 2000 and 1999 respectively.

As a result of AFC's merger with Allmerica P&C in 1997, certain postretirement liabilities were reduced to reflect their fair value as of the merger date. These postretirement liabilities were reduced by $3.9 million and $4.6 million in 2000 and 1999, respectively, which reflects fair value, net of applicable amortization.

For purposes of measuring the accumulated postretirement benefit obligation at December 31, 2000, health care costs were assumed to increase 8.5% in 2001, declining thereafter until the ultimate rate of 5.5% is reached in 2007 and remains at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2000 by $4.8 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2000 by $0.5 million. Conversely, decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 2000 by $4.2 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2000 by $0.4 million.

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.25% and 7.75% at December 31, 2000 and 1999, respectively. In addition, the actuarial present value of the accumulated postretirement benefit obligation was determined using an assumed rate of increase in future compensation levels of 5.5% for FAFLIC agents.

On January 1, 1998, substantially all of the postretirement medical and death benefits plans previously provided by the affiliated Companies were merged with the existing benefit plans of FAFLIC. The merger of benefit plans resulted in a $3.8 million change of interest adjustment to additional paid-in capital during 1998. The change of interest adjustment arose from FAFLIC's forgiveness of certain Allmerica P&C benefit plan liabilities attributable to Allmerica P&C's minority interest.

12.  DIVIDEND RESTRICTIONS

Massachusetts and Delaware have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of FAFLIC and AFLIAC, respectively.

Massachusetts' statute limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner (" the Commissioner ") , to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income for the preceding calendar year (if such insurer is not a life company). In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution. During 2000 and 1999, no dividends were declared by FAFLIC to AFC. During 1998, FAFLIC paid dividends of $50.0 million to AFC. As of July 1, 1999, FAFLIC's ownership of Allmerica P&C, as well as several non-insurance subsidiaries, was transferred from FAFLIC to AFC. Under an agreement with the Commissioner any dividend from FAFLIC to AFC for 2001 would require the prior approval of the Commissioner and may require AFC to make additional capital contributions to FAFLIC.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding
December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. No dividends were declared by AFLIAC to FAFLIC during 2000, 1999 or 1998. During 2001, AFLIAC could pay dividends of $28.2 million to FAFLIC without prior approval.

13.  SEGMENT INFORMATION

The Company offers Asset Accumulation financial products and services. Prior to the AFC corporate reorganization, the Company offered financial products and services in two major areas: Risk Management and Asset Accumulation. Within these broad areas, the Company conducted business principally in three operating segments. These segments were Risk Management, Allmerica Financial Services and Allmerica Asset Management. In accordance with Statement No. 131, the separate financial information of each segment is presented consistent with the way results are regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. A summary of the Company's reportable segments is included below.

In 1999, the Company reorganized its Property and Casualty business and Corporate Risk Management Services operations within the Risk Management segment. Under the new structure, the Risk Management segment manages its business through five distribution channels identified as Hanover North, Hanover South, Citizens Midwest, Allmerica Voluntary Benefits and Allmerica Specialty. During the second quarter of 1999, the Company approved a plan to exit its group life and health business, consisting of its EBS business, its AGU business and its reinsurance pool business. Results of operations from this business, relating to both the current and the prior periods, have been segregated and reported as a component of discontinued operations in the Consolidated Statements of Income. Operating results from this business were previously reported in the Allmerica Voluntary Benefits and Allmerica Specialty distribution channels. Prior to 1999, results of the group life and health business were included in the Corporate Risk Management Services segment, while all other Risk Management business was reflected in the Property and Casualty segment.

The Risk Management segment's property and casualty business is offered primarily through the Hanover North, Hanover South and Citizens Midwest distribution channels utilizing the Company's independent agent network primarily in the Northeast, Midwest and Southeast United States, maintaining a strong regional focus. Allmerica Voluntary Benefits focuses on worksite distribution, which offers discounted property and

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

casualty products through employer sponsored programs, and affinity group property and casualty business. Allmerica Specialty offers special niche property and casualty products in selected markets. On July 1, 1999, AFC made certain changes to its corporate structure as discussed in Note 3. As a result, FAFLIC distributed its interest in the property and casualty business after that date.

The Asset Accumulation group includes two segments: Allmerica Financial Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life and traditional life insurance products, as well as group retirement products, such as defined benefit and 401(k) plans and tax-sheltered annuities. Allmerica Financial Services also includes brokerage and non-institutional investment advisory services. Through its Allmerica Asset Management segment, the Company offers its customers the option of investing in GICs, such as long-term and short-term funding agreements. Short-term funding agreements are investment contracts issued to institutional buyers, such as money market funds, corporate cash management programs and securities lending collateral programs, which typically have short maturities and periodic interest rate resets based on an index such as LIBOR. Long-term funding agreements are investment contracts issued to various business or charitable trusts, which are used to support debt issued by the trust to foreign and domestic institutional buyers, such as banks, insurance companies and pension plans. These funding agreements have long maturities and may be issued with a fixed or variable interest rate based on an index such as LIBOR. This segment is also a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients. As a result of the aforementioned change in the AFC corporate structure, FAFLIC distributed its ownership of certain investment advisory business as of July 1, 1999.

In addition to the three operating segments, the Company has a Corporate segment, which consists primarily of cash, investments, corporate debt, Capital Securities and corporate overhead expenses. Corporate overhead expenses reflect costs not attributable to a particular segment, such as those generated by certain officers and directors, technology, finance, human resources and legal.

Management evaluates the results of the aforementioned segments based on a pre-tax and pre-minority interest basis. Segment income is determined by adjusting net income for net realized investment gains and losses, net gains and losses on disposals of businesses, discontinued operations, extraordinary items, the cumulative effect of accounting changes and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of segment income enhances understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business. However, segment income should not be construed as a substitute for net income determined in accordance with generally accepted accounting principles.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Summarized below is financial information with respect to business segments:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Segment revenues:
  Risk Management...........................................   $--       $1,075.2   $2,220.8
  Asset Accumulation
    Allmerica Financial Services............................    855.2       797.0      721.2
    Allmerica Asset Management..............................    137.8       144.5      121.7
                                                               ------    --------   --------
        Subtotal............................................    993.0       941.5      842.9
                                                               ------    --------   --------
  Corporate.................................................    --            0.4        2.3
  Intersegment revenues.....................................    --           (0.8)      (7.6)
                                                               ------    --------   --------
    Total segment revenues including Closed Block...........    993.0     2,016.3    3,058.4
                                                               ------    --------   --------
  Adjustment to segment revenues:
      Adjustment for Closed Block...........................    (97.2)      (92.1)     (98.4)
      Net realized gains....................................    (62.4)      100.3       60.9
                                                               ------    --------   --------
  Total revenues............................................   $833.4    $2,024.5   $3,020.9
                                                               ======    ========   ========

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                       2000       1999       1998
-------------                                                     --------   --------   --------
Segment income (loss) before income taxes and minority interest:
  Risk Management.............................................     $--       $   85.1   $  149.7
  Asset Accumulation
    Allmerica Financial Services..............................      224.4       207.1      169.0
    Allmerica Asset Management................................       17.3        21.3       23.7
                                                                   ------    --------   --------
        Subtotal..............................................      241.7       228.4      192.7
                                                                   ------    --------   --------
  Corporate...................................................      (30.5)      (38.6)     (45.2)
                                                                   ------    --------   --------
    Segment income before income taxes and minority interest...     211.2       274.9      297.2
                                                                   ------    --------   --------
  Adjustments to segment income:
    Net realized investment gains, net of amortization........      (57.5)      106.1       52.2
    Sales practice litigation expense.........................      --          --         (31.0)
    Restructuring costs.......................................      (11.0)      --          (9.0)
    Other items...............................................      --          --          (0.8)
                                                                   ------    --------   --------
  Income before taxes and minority interest...................     $142.7    $  381.0   $  308.6
                                                                   ======    ========   ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31
(IN MILLIONS)                                     2000        1999          2000           1999
-------------                                   ---------   ---------   ------------   ------------
                                                 IDENTIFIABLE ASSETS    DEFERRED ACQUISITION COSTS
Risk Management...............................  $   462.6   $   542.0    $     3.3      $     6.0
Asset Accumulation
  Allmerica Financial Services................   23,132.3    23,410.7      1,409.8        1,213.1
  Allmerica Asset Management..................    2,221.3     1,381.1          0.2            0.4
                                                ---------   ---------    ---------      ---------
      Total...................................  $25,816.2   $25,333.8    $ 1,413.3      $ 1,219.5
                                                =========   =========    =========      =========

14.  LEASE COMMITMENTS

Rental expenses for operating leases, including those related to the discontinued operations of the Company, amounted to $11.7 million, $22.2 million and $34.9 million in 2000, 1999, and 1998, respectively. These expenses relate primarily to building leases of the Company. At December 31, 2000, future minimum rental payments under non-cancelable operating leases were approximately $34.6 million, payable as follows: 2001 -- $16.2 million; 2002 -- $8.5 million; 2003 -- $6.0 million; 2004 -- $2.9 million, and $1.0 million thereafter. It is expected that, in the normal course of business, leases that expire will be renewed or replaced by leases on other property and equipment; thus, it is anticipated that future minimum lease commitments will not be less than the amounts shown for 2001.

15.  REINSURANCE

In the normal course of business, the Company seeks to reduce the losses that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT DURATION AND LONG DURATION CONTRACTS.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement (See Note 4). Prior to the AFC corporate reorganization, the Company was subject to concentration of risk with respect to this reinsurance agreement, which represented 10% or more of the Company's reinsurance business. Net premiums earned and losses and loss adjustment expenses ceded under this agreement in 1999 were $21.9 million and $35.0 million, respectively. In addition, the Company was subject to concentration of risk with respect to reinsurance ceded to various residual market mechanisms. As a condition to the ability to conduct certain business in various states, the Company was required to participate in various residual market mechanisms and pooling arrangements which provide various insurance coverages to individuals or other entities that are otherwise unable to purchase such coverage voluntarily provided by

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

private insurers. These market mechanisms and pooling arrangements included the Massachusetts Commonwealth Automobile Reinsurers ("CAR"), the Maine Workers' Compensation Residual Market Pool ("MWCRP") and the Michigan Catastrophic Claims Association ("MCCA"). Prior to the AFC corporate reorganization, both CAR and MCCA represented 10% or more of the Company's reinsurance business. As a servicing carrier in Massachusetts, the Company ceded a significant portion of its private passenger and commercial automobile premiums to CAR. Net premiums earned and losses and loss adjustment expenses ceded to CAR in 1999 and 1998 were $20.4 million and $21.4 million and $38.1 million and $32.3million respectively. The Company ceded to MCCA premiums earned and losses and loss adjustment expenses in 1999 and 1998 of $1.8 million and $30.6 million, $3.7 million and $18.0 million , respectively.

On June 2, 1998, the Company recorded a $124.2 million one-time reduction of its direct and ceded written premiums as a result of a return of excess surplus from MCCA. This transaction had no impact on the total net premiums recorded by the Company in 1998.

Because the MCCA is supported by assessments permitted by statute, and all amounts billed by the Company to CAR, MWCRP and MCCA have been paid when due, the Company believes that it has no significant exposure to uncollectible reinsurance balances.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Life and accident and health insurance premiums:
  Direct....................................................   $ 41.8    $   53.5   $   51.4
  Assumed...................................................      0.7         0.7        0.7
  Ceded.....................................................    (40.3)      (50.0)     (47.8)
                                                               ------    --------   --------
Net premiums................................................   $  2.2    $    4.2   $    4.3
                                                               ======    ========   ========
Property and casualty premiums written:
  Direct....................................................   $--       $1,089.0   $1,970.4
  Assumed...................................................    --           27.3       58.8
  Ceded.....................................................    --         (135.4)     (74.1)
                                                               ------    --------   --------
Net premiums................................................   $--       $  980.9   $1,955.1
                                                               ======    ========   ========
Property and casualty premiums earned:
  Direct....................................................   $--       $1,047.3   $1,966.8
  Assumed...................................................    --           30.3       64.5
  Ceded.....................................................    --         (127.3)     (66.1)
                                                               ------    --------   --------
Net premiums................................................   $--       $  950.3   $1,965.2
                                                               ======    ========   ========
Life insurance and other individual policy benefits, claims,
  Losses and loss adjustment expenses:
  Direct....................................................   $361.5    $  391.9   $  359.5
  Assumed...................................................      0.3         0.1        0.3
  Ceded.....................................................    (35.4)      (39.2)     (49.5)
                                                               ------    --------   --------
Net policy benefits, claims, losses and loss adjustment
  expenses..................................................   $326.4    $  352.8   $  310.3
                                                               ======    ========   ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Property and casualty benefits, claims, losses and loss
  Adjustment expenses:
  Direct....................................................   $--       $  805.6   $1,588.2
  Assumed...................................................                 25.9       62.7
  Ceded.....................................................               (128.0)    (158.2)
                                                               ------    --------   --------
Net policy benefits, claims, losses, and loss adjustment
  expenses..................................................   $--       $  703.5   $1,492.7
                                                               ======    ========   ========

16.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Balance at beginning of year................................  $1,219.5   $1,161.2   $  965.5
Acquisition expenses deferred...............................     297.5      419.2      638.2
Amortized to expense during the year........................     (81.8)    (240.9)    (449.6)
Adjustment for discontinued operations......................      (2.7)       3.4       (0.2)
Adjustment to equity during the year........................     (19.2)      39.3        7.3
Adjustment due to distribution of subsidiaries..............     --        (162.7)     --
                                                              --------   --------   --------
Balance at end of year......................................  $1,413.3   $1,219.5   $1,161.2
                                                              ========   ========   ========

17.  LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its estimates of liabilities for outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its property and casualty and its accident and health lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses related to the Company's accident and health business was $520.7 million and $601.3 million at December 31, 2000 and 1999, respectively. Accident and health claim liabilities were re-estimated for all prior years and were decreased by $18.6 million in 2000 and increased by $51.2 million in 1999. The decrease in 2000 primarily resulted from the Company's entrance into a reinsurance agreement which provided for the cession of the Company's long-term group disability reserves, partially offset by reserve strengthening in the reinsurance pool business. The 1999 increase resulted from the Company's reserve strengthening primarily in the EBS and reinsurance pool business.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The table below provides a reconciliation of the beginning and ending reserves for unpaid losses and LAE relating to the Company's property and casualty business prior to the AFC corporate reorganization.

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999        1998
-------------                                                 ---------   --------
Reserve for losses and LAE, beginning of the year...........  $ 2,597.3   $2,615.4
Incurred losses and LAE, net of reinsurance recoverable:
  Provision for insured events of the current year..........      795.6    1,609.0
  Decrease in provision for insured events of prior years...      (96.1)    (127.2)
                                                              ---------   --------
Total incurred losses and LAE...............................      699.5    1,481.8
                                                              ---------   --------
Payments, net of reinsurance recoverable:
  Losses and LAE attributable to insured events of current
    year....................................................      342.1      871.9
  Losses and LAE attributable to insured events of prior
    years...................................................      424.2      643.0
                                                              ---------   --------
Total payments                                                    766.3    1,514.9
                                                              ---------   --------
Change in reinsurance recoverable on unpaid losses..........       44.3       15.0
Distribution of subsidiaries................................   (2,574.8)     --
                                                              ---------   --------
Reserve for losses and LAE, end of year.....................  $  --       $2,597.3
                                                              =========   ========

As part of an ongoing process, the reserves were re-estimated for all prior accident years and were decreased by $96.1 million and $127.2 million in 1999 and 1998 respectively, reflecting increased favorable development on reserves for both losses and loss adjustment expenses.

Favorable development on prior years' loss reserves was $52.0 million and $58.9 million for the years ended December 31, 1999 and 1998 respectively. Favorable development on prior year's loss adjustment expense reserves was $44.1 million and $68.3 million prior to the AFC corporate reorganization in 1999 and for the year ended December 31, 1998. The increase in favorable development 1998 was primarily attributable to claims process improvement initiatives taken by the Company. The Company has lowered claim settlement costs through increased utilization of in-house attorneys and consolidation of claim offices.

This favorable development reflected the Company's reserving philosophy consistently applied over these periods. Conditions and trends that have affected development of the loss and LAE reserves in the past may not necessarily occur in the future.

Due to the nature of the business written by the Risk Management segment, the exposure to environmental liabilities was relatively small and therefore its reserves were relatively small compared to other types of liabilities. Loss and LAE reserves related to environmental damage and toxic tort liability, included in the reserve for losses and LAE, were $49.9 million, net of reinsurance of $14.2 million in 1998. The Company does not specifically underwrite policies that include this coverage, but as case law expands policy provisions and insurers' liability beyond the intended coverage, the Company may be required to defend such claims. The Company estimated its ultimate liability for these claims based upon currently known facts, reasonable assumptions where the facts are not known, current law and methodologies currently available. Although these outstanding claims were not significant, their existence gives rise to uncertainty and were discussed because of the possibility, however remote, that they may become significant. The Company believes that, notwithstanding the evolution of case law expanding liability in environmental claims, recorded reserves related to these claims were adequate. In addition, the Company is not aware of any litigation or pending

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

claims that may result in additional material liabilities in excess of recorded reserves. The environmental liability could be revised in the near term if the estimates used in determining the liability are revised.

18.  MINORITY INTEREST

As a result of the Company's divestiture of certain of its subsidiaries including its 84.5% ownership of the outstanding shares of the common stock of Allmerica P&C effective July 1, 1999, there is no minority interest reflected in the Consolidated Balance Sheets as of December 31, 2000 and 1999. The Company's interest in Allmerica P&C was represented by ownership of 70.0% of the outstanding shares of common stock at December 31, 1998. Earnings and shareholder's equity attributable to minority shareholders are included in minority interest in the consolidated financial statements through the period ended June 30, 1999 and for the year ended December 31, 1998.

19.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries, including FAFLIC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, the Company and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. FAFLIC recognized a $31.0 million pre-tax expense in 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

20.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. As of December 31, 2000, 49 out of 50 states have adopted the National Association of Insurance Commissioners proposed Codification, which provides for uniform statutory accounting principles. These principles are effective January 1, 2001. The Company is currently assessing the impact that the adoption of Codification will have on its statutory results of operations and financial position.

Statutory net income and surplus are as follows:

(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Statutory Net Income (Combined)
  Property and Casualty Companies (See Note 3)..............   $--        $322.6    $  180.7
  Life and Health Companies.................................    (43.6)     239.0        86.4

Statutory Shareholder's Surplus (Combined)
  Property and Casualty Companies (See Note 3)..............   $--        $--       $1,269.3
  Life and Health Companies.................................    528.5      590.1     1,164.1

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of First Allmerica Financial Life Insurance Company and the Policyowners of the Inheiritage Account of First Allmerica Financial Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Inheiritage Account of First Allmerica Financial Life Insurance Company at December 31, 2000, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of First Allmerica Financial Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the Funds, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 16, 2001

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2000

                                                              SELECT
                                                CORE        INVESTMENT       MONEY                     GOVERNMENT
                                              EQUITY(A)  GRADE INCOME*(A)    MARKET    EQUITY INDEX     BOND(C)
                                              ---------  ----------------  ----------  ------------  --------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................  $ 713,980     $  47,079      $1,483,355   $ 747,680      $      --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............         --            --              --          --             --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP II).........         --            --              --          --             --
Investment in shares of T. Rowe Price
  International Series, Inc.................         --            --              --          --             --
Investment in shares of Delaware Group
  Premium Fund..............................         --            --              --          --             --
                                              ---------     ---------      ----------   ---------      ---------
  Total assets..............................    713,980        47,079       1,483,355     747,680             --

LIABILITIES:                                         --            --              --          --             --
                                              ---------     ---------      ----------   ---------      ---------
  Net assets................................  $ 713,980     $  47,079      $1,483,355   $ 747,680      $      --
                                              =========     =========      ==========   =========      =========

Net asset distribution by category:
  Variable life policies....................  $ 713,980     $  47,079      $1,483,355   $ 747,680      $      --
                                              =========     =========      ==========   =========      =========

Units outstanding, December 31, 2000........    344,243        38,180       1,191,540     333,956             --
Net asset value per unit, December 31,
  2000......................................  $2.074059     $1.233073      $ 1.244905   $2.238857      $1.081970

                                                   SELECT                          SELECT                           SELECT
                                                 AGGRESIVE         SELECT          GROWTH       SELECT VALUE      INVESTMENT
                                                   GROWTH          GROWTH        AND INCOME     OPPORTUNITY   GRADE INCOME***(B)
                                              ----------------  ------------  ----------------  ------------  ------------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................     $1,061,544      $1,265,814      $ 743,476       $ 609,786        $ 111,402
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............             --              --             --              --               --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP II).........             --              --             --              --               --
Investment in shares of T. Rowe Price
  International Series, Inc.................             --              --             --              --               --
Investment in shares of Delaware Group
  Premium Fund..............................             --              --             --              --               --
                                                 ----------      ----------      ---------       ---------        ---------
  Total assets..............................      1,061,544       1,265,814        743,476         609,786          111,402
LIABILITIES:                                             --              --             --              --               --
                                                 ----------      ----------      ---------       ---------        ---------
  Net assets................................     $1,061,544      $1,265,814      $ 743,476       $ 609,786        $ 111,402
                                                 ==========      ==========      =========       =========        =========
Net asset distribution by category:
  Variable life policies....................     $1,061,544      $1,265,814      $ 743,476       $ 609,786        $ 111,402
                                                 ==========      ==========      =========       =========        =========
Units outstanding, December 31, 2000........        665,614         568,437        411,783         306,528          103,525
Net asset value per unit, December 31,
  2000......................................     $ 1.594833      $ 2.226832      $1.805504       $1.989329        $1.076084

                                                 SELECT
                                              INTERNATIONAL
                                                 EQUITY
                                              -------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................    $ 763,188
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............           --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP II).........           --
Investment in shares of T. Rowe Price
  International Series, Inc.................           --
Investment in shares of Delaware Group
  Premium Fund..............................           --
                                                ---------
  Total assets..............................      763,188
LIABILITIES:                                           --
                                                ---------
  Net assets................................    $ 763,188
                                                =========
Net asset distribution by category:
  Variable life policies....................    $ 763,188
                                                =========
Units outstanding, December 31, 2000........      400,244
Net asset value per unit, December 31,
  2000......................................    $1.906806

*   Available only in Variable Inheiritage product. See Note 1.

*** Available only in Select Inheiritage product. See Note 1.

(a) Name changed. See Note 1.

(b) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 7.

(c) For the year ended 12/31/00, there were no transactions.
   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2000

                                                 SELECT       SELECT       SELECT                                      FIDELITY
                                                CAPITAL      EMERGING    STRATEGIC   FIDELITY VIP   FIDELITY VIP         VIP
                                              APPRECIATION    MARKETS      GROWTH    HIGH INCOME   EQUITY-INCOME        GROWTH
                                              ------------  -----------  ----------  ------------  --------------  ----------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................   $ 780,820     $  87,915   $ 104,468    $      --      $       --       $       --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............          --            --          --      253,501       1,004,865        1,727,771
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP II).........          --            --          --           --              --               --
Investment in shares of T. Rowe Price
  International Series, Inc.................          --            --          --           --              --               --
Investment in shares of Delaware Group
  Premium Fund..............................          --            --          --           --              --               --
                                               ---------     ---------   ---------    ---------      ----------       ----------
  Total assets..............................     780,820        87,915     104,468      253,501       1,004,865        1,727,771

LIABILITIES:................................          --            --          --           --              --               --
                                               ---------     ---------   ---------    ---------      ----------       ----------
  Net assets................................   $ 780,820     $  87,915   $ 104,468    $ 253,501      $1,004,865       $1,727,771
                                               =========     =========   =========    =========      ==========       ==========
Net asset distribution by category:
  Variable life policies....................   $ 780,820     $  87,915   $ 104,468    $ 253,501      $1,004,865       $1,727,771
                                               =========     =========   =========    =========      ==========       ==========
Units outstanding, December 31, 2000........     314,809       111,147     151,412      247,385         514,718          764,128
Net asset value per unit, December 31,
  2000......................................   $2.480294     $0.790980   $0.689961    $1.024723      $ 1.952264       $ 2.261101

                                                FIDELITY                      T. ROWE PRICE      DGPF
                                                  VIP       FIDELITY VIP II   INTERNATIONAL  INTERNATIONAL
                                                OVERSEAS     ASSET MANAGER        STOCK         EQUITY
                                              ------------  ----------------  -------------  -------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................   $      --       $      --        $      --      $      --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............      75,043              --               --             --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP II).........          --          42,528               --             --
Investment in shares of T. Rowe Price
  International Series, Inc.................          --              --          283,405             --
Investment in shares of Delaware Group
  Premium Fund..............................          --              --               --        197,314
                                               ---------       ---------        ---------      ---------
  Total assets..............................      75,043          42,528          283,405        197,314
LIABILITIES:................................          --              --               --             --
                                               ---------       ---------        ---------      ---------
  Net assets................................   $  75,043       $  42,528        $ 283,405      $ 197,314
                                               =========       =========        =========      =========
Net asset distribution by category:
  Variable life policies....................   $  75,043       $  42,528        $ 283,405      $ 197,314
                                               =========       =========        =========      =========
Units outstanding, December 31, 2000........      47,354          23,209          194,033        122,992
Net asset value per unit, December 31,
  2000......................................   $1.584709       $1.832408        $1.460607      $1.604284

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                            STATEMENTS OF OPERATIONS

                                                                          SELECT INVESTMENT GRADE
                                             CORE EQUITY(A)                      INCOME*(A)
                                           FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                              DECEMBER 31,                      DECEMBER 31,
                                     -------------------------------   ------------------------------
                                       2000        1999       1998       2000       1999       1998
                                     ---------   --------   --------   --------   --------   --------
INVESTMENT INCOME:
  Dividends........................  $   3,987   $  3,478   $ 3,863     $2,836    $ 2,450     $1,685
                                     ---------   --------   -------     ------    -------     ------
EXPENSES:
  Mortality and expense risk
    fees...........................      6,510      4,866     3,256        382        338        246
  Administrative expense fees......      1,836      1,373       918        108         96         70
                                     ---------   --------   -------     ------    -------     ------
    Total expenses.................      8,346      6,239     4,174        490        434        316
                                     ---------   --------   -------     ------    -------     ------
  Net investment income (loss).....     (4,359)    (2,761)     (311)     2,346      2,016      1,369
                                     ---------   --------   -------     ------    -------     ------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............     72,815     47,919     3,565         --         32         --
  Net realized gain (loss) from
    sales of investments...........      3,098      1,090    (3,875)       (77)       (99)         4
                                     ---------   --------   -------     ------    -------     ------
    Net realized gain (loss).......     75,913     49,009      (310)       (77)       (67)         4
  Net unrealized gain (loss).......   (149,335)    95,154    57,199      1,516     (2,718)       182
                                     ---------   --------   -------     ------    -------     ------
    Net realized and unrealized
      gain (loss)..................    (73,422)   144,163    56,889      1,439     (2,785)       186
                                     ---------   --------   -------     ------    -------     ------
    Net increase (decrease) in net
      assets from operations.......  $ (77,781)  $141,402   $56,578     $3,785    $  (769)    $1,555
                                     =========   ========   =======     ======    =======     ======


                                              MONEY MARKET                     EQUITY INDEX
                                           FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                              DECEMBER 31,                     DECEMBER 31,
                                     ------------------------------   -------------------------------
                                       2000       1999       1998       2000        1999       1998
                                     --------   --------   --------   ---------   --------   --------
INVESTMENT INCOME:
  Dividends........................  $62,277    $35,732    $22,564    $   6,628   $  5,780   $ 4,716
                                     -------    -------    -------    ---------   --------   -------
EXPENSES:
  Mortality and expense risk
    fees...........................    9,061      6,362      3,752        6,560      5,510     3,531
  Administrative expense fees......    2,556      1,794      1,058        1,850      1,554       996
                                     -------    -------    -------    ---------   --------   -------
    Total expenses.................   11,617      8,156      4,810        8,410      7,064     4,527
                                     -------    -------    -------    ---------   --------   -------
  Net investment income (loss).....   50,660     27,576     17,754       (1,782)    (1,284)      189
                                     -------    -------    -------    ---------   --------   -------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............       --         --         --       72,854        931    12,481
  Net realized gain (loss) from
    sales of investments...........       --         --         --        5,485     11,229     1,893
                                     -------    -------    -------    ---------   --------   -------
    Net realized gain (loss).......       --         --         --       78,339     12,160    14,374
  Net unrealized gain (loss).......       --         --         --     (156,054)    97,115    81,814
                                     -------    -------    -------    ---------   --------   -------
    Net realized and unrealized
      gain (loss)..................       --         --         --      (77,715)   109,275    96,188
                                     -------    -------    -------    ---------   --------   -------
    Net increase (decrease) in net
      assets from operations.......  $50,660    $27,576    $17,754    $ (79,497)  $107,991   $96,377
                                     =======    =======    =======    =========   ========   =======

*   Available only in Variable Inheiritage product. See Note 1.

(a) Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                            GOVERNMENT BOND              SELECT AGGRESSIVE GROWTH
                                           FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                              DECEMBER 31,                     DECEMBER 31,
                                     ------------------------------   -------------------------------
                                       2000       1999       1998       2000        1999       1998
                                     --------   --------   --------   ---------   --------   --------
INVESTMENT INCOME:
  Dividends........................    $ --       $ --       $ --     $      --   $     --   $     --
                                       ----       ----       ----     ---------   --------   --------
EXPENSES:
  Mortality and expense risk
    fees...........................      --         --          4        10,395      5,576      3,499
  Administrative expense fees......      --         --          2         2,932      1,572        987
                                       ----       ----       ----     ---------   --------   --------
    Total expenses.................      --         --          6        13,327      7,148      4,486
                                       ----       ----       ----     ---------   --------   --------
  Net investment income (loss).....      --         --         (6)      (13,327)    (7,148)    (4,486)
                                       ----       ----       ----     ---------   --------   --------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............      --         --         --       221,442         --         --
  Net realized gain (loss) from
    sales of investments...........      --         --         77         6,581    141,447    (10,294)
                                       ----       ----       ----     ---------   --------   --------
    Net realized gain (loss).......      --         --         77       228,023    141,447    (10,294)
  Net unrealized gain (loss).......      --         --        186      (575,918)    97,392     57,544
                                       ----       ----       ----     ---------   --------   --------
    Net realized and unrealized
      gain (loss)..................      --         --        263      (347,895)   238,839     47,250
                                       ----       ----       ----     ---------   --------   --------
    Net increase (decrease) in net
      assets from operations.......    $ --       $ --       $257     $(361,222)  $231,691   $ 42,764
                                       ====       ====       ====     =========   ========   ========

                                              SELECT GROWTH               SELECT GROWTH AND INCOME
                                           FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                              DECEMBER 31,                      DECEMBER 31,
                                     -------------------------------   -------------------------------
                                       2000        1999       1998       2000        1999       1998
                                     ---------   --------   --------   ---------   --------   --------
INVESTMENT INCOME:
  Dividends........................  $      --   $    462   $    416   $   4,705   $ 3,652    $ 2,243
                                     ---------   --------   --------   ---------   -------    -------
EXPENSES:
  Mortality and expense risk
    fees...........................     11,569      7,907      3,949       5,663     2,929      1,551
  Administrative expense fees......      3,262      2,230      1,113       1,598       826        437
                                     ---------   --------   --------   ---------   -------    -------
    Total expenses.................     14,831     10,137      5,062       7,261     3,755      1,988
                                     ---------   --------   --------   ---------   -------    -------
  Net investment income (loss).....    (14,831)    (9,675)    (4,646)     (2,556)     (103)       255
                                     ---------   --------   --------   ---------   -------    -------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............    154,986     29,333      4,267     106,486    22,406        628
  Net realized gain (loss) from
    sales of investments...........     14,671    104,346     39,785      (1,344)    6,116        714
                                     ---------   --------   --------   ---------   -------    -------
    Net realized gain (loss).......    169,657    133,679     44,052     105,142    28,522      1,342
  Net unrealized gain (loss).......   (428,265)   130,171     81,796    (189,901)   27,538     23,841
                                     ---------   --------   --------   ---------   -------    -------
    Net realized and unrealized
      gain (loss)..................   (258,608)   263,850    125,848     (84,759)   56,060     25,183
                                     ---------   --------   --------   ---------   -------    -------
    Net increase (decrease) in net
      assets from operations.......  $(273,439)  $254,175   $121,202   $ (87,315)  $55,957    $25,438
                                     =========   ========   ========   =========   =======    =======

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                              SELECT INVESTMENT GRADE
                                                                                    INCOME***(B)
                                                                       --------------------------------------
                                         SELECT VALUE OPPORTUNITY         FOR THE YEAR
                                            FOR THE YEAR ENDED                ENDED
                                               DECEMBER 31,               DECEMBER 31,           FOR THE
                                      ------------------------------   -------------------   PERIOD 9/11/98**
                                        2000       1999       1998       2000       1999       TO 12/31/98
                                      --------   --------   --------   --------   --------   ----------------
INVESTMENT INCOME:
  Dividends........................   $  1,754   $      2   $ 2,923     $5,833    $ 3,225         $ 198
                                      --------   --------   -------     ------    -------         -----
EXPENSES:
  Mortality and expense risk
    fees...........................      4,504      3,498     2,653        738        436            18
  Administrative expense fees......      1,271        986       748        205        120             5
                                      --------   --------   -------     ------    -------         -----
    Total expenses.................      5,775      4,484     3,401        943        556            23
                                      --------   --------   -------     ------    -------         -----
  Net investment income (loss).....     (4,021)    (4,482)     (478)     4,890      2,669           175
                                      --------   --------   -------     ------    -------         -----
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............      4,584     22,469     1,102         --        368            --
  Net realized gain (loss) from
    sales of investments...........      1,567     (5,213)      210        (44)    (3,256)          (99)
                                      --------   --------   -------     ------    -------         -----
    Net realized gain (loss).......      6,151     17,256     1,312        (44)    (2,888)          (99)
  Net unrealized gain (loss).......    129,731    (32,247)   11,599      2,922     (1,379)          (74)
                                      --------   --------   -------     ------    -------         -----
    Net realized and unrealized
      gain (loss)..................    135,882    (14,991)   12,911      2,878     (4,267)         (173)
                                      --------   --------   -------     ------    -------         -----
    Net increase (decrease) in net
      assets from operations.......   $131,861   $(19,473)  $12,433     $7,768    $(1,598)        $   2
                                      ========   ========   =======     ======    =======         =====


                                       SELECT INTERNATIONAL EQUITY      SELECT CAPITAL APPRECIATION
                                           FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                              DECEMBER 31,                      DECEMBER 31,
                                     -------------------------------   ------------------------------
                                       2000        1999       1998       2000       1999       1998
                                     ---------   --------   --------   --------   --------   --------
INVESTMENT INCOME:
  Dividends........................  $   3,179   $     --   $ 5,861    $    --    $    --    $    --
                                     ---------   --------   -------    -------    -------    -------
EXPENSES:
  Mortality and expense risk
    fees...........................      5,979      4,315     2,853      5,867      2,992      1,793
  Administrative expense fees......      1,686      1,217       805      1,627        829        497
                                     ---------   --------   -------    -------    -------    -------
    Total expenses.................      7,665      5,532     3,658      7,494      3,821      2,290
                                     ---------   --------   -------    -------    -------    -------
  Net investment income (loss).....     (4,486)    (5,532)    2,203     (7,494)    (3,821)    (2,290)
                                     ---------   --------   -------    -------    -------    -------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............     21,708         --        --     21,660        471     37,120
  Net realized gain (loss) from
    sales of investments...........     11,282    156,072    91,619     12,130      7,839      1,243
                                     ---------   --------   -------    -------    -------    -------
    Net realized gain (loss).......     32,990    156,072    91,619     33,790      8,310     38,363
  Net unrealized gain (loss).......   (101,661)    40,758     5,108       (584)    80,636     (8,993)
                                     ---------   --------   -------    -------    -------    -------
    Net realized and unrealized
      gain (loss)..................    (68,671)   196,830    96,727     33,206     88,946     29,370
                                     ---------   --------   -------    -------    -------    -------
    Net increase (decrease) in net
      assets from operations.......  $ (73,157)  $191,298   $98,930    $25,712    $85,125    $27,080
                                     =========   ========   =======    =======    =======    =======

----------------------------------

**  Date of initial investment.

*** Available only in Select Inheiritage product. See Note 1.

(b) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                            SELECT EMERGING MARKETS                  SELECT STRATEGIC GROWTH
                                        FOR THE YEAR                             FOR THE YEAR
                                            ENDED                                    ENDED
                                        DECEMBER 31,           FOR THE           DECEMBER 31,           FOR THE
                                     -------------------   PERIOD 5/11/98**   -------------------   PERIOD 5/11/98**
                                       2000       1999       TO 12/31/98        2000       1999       TO 12/31/98
                                     --------   --------   ----------------   --------   --------   ----------------
INVESTMENT INCOME:
  Dividends........................  $    145     $  6          $  --         $      6    $  250         $  --
                                     --------     ----          -----         --------    ------         -----
EXPENSES:
  Mortality and expense risk
    fees...........................       749        7             --            1,075       218            --
  Administrative expense fees......       208        2             --              298        61            --
                                     --------     ----          -----         --------    ------         -----
    Total expenses.................       957        9             --            1,373       279            --
                                     --------     ----          -----         --------    ------         -----
  Net investment income (loss).....      (812)      (3)            --           (1,367)      (29)           --
                                     --------     ----          -----         --------    ------         -----
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............     2,277       --             --            4,077        --            --
  Net realized gain (loss) from
    sales of investments...........    (4,049)     242             --               (4)        2            --
                                     --------     ----          -----         --------    ------         -----
    Net realized gain (loss).......    (1,772)     242             --            4,073         2            --
  Net unrealized gain (loss).......   (44,853)     732             (4)         (65,305)    9,597            (1)
                                     --------     ----          -----         --------    ------         -----
    Net realized and unrealized
      gain (loss)..................   (46,625)     974             (4)         (61,232)    9,599            (1)
                                     --------     ----          -----         --------    ------         -----
    Net increase (decrease) in net
      assets from operations.......  $(47,437)    $971          $  (4)        $(62,599)   $9,570         $  (1)
                                     ========     ====          =====         ========    ======         =====


                                        FIDELITY VIP HIGH INCOME
                                           FOR THE YEAR ENDED
                                              DECEMBER 31,
                                     ------------------------------
                                       2000       1999       1998
                                     --------   --------   --------
INVESTMENT INCOME:
  Dividends........................  $ 18,024   $21,882    $10,236
                                     --------   -------    -------
EXPENSES:
  Mortality and expense risk
    fees...........................     2,615     2,766      1,769
  Administrative expense fees......       738       780        498
                                     --------   -------    -------
    Total expenses.................     3,353     3,546      2,267
                                     --------   -------    -------
  Net investment income (loss).....    14,671    18,336      7,969
                                     --------   -------    -------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............        --       818      6,504
  Net realized gain (loss) from
    sales of investments...........   (68,145)   10,465     (2,623)
                                     --------   -------    -------
    Net realized gain (loss).......   (68,145)   11,283      3,881
  Net unrealized gain (loss).......   (22,193)    3,242       (792)
                                     --------   -------    -------
    Net realized and unrealized
      gain (loss)..................   (90,338)   14,525      3,089
                                     --------   -------    -------
    Net increase (decrease) in net
      assets from operations.......  $(75,667)  $32,861    $11,058
                                     ========   =======    =======

**  Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                  FIDELITY VIP EQUITY-INCOME           FIDELITY VIP GROWTH             FIDELITY VIP OVERSEAS
                                      FOR THE YEAR ENDED               FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                         DECEMBER 31,                     DECEMBER 31,                      DECEMBER 31,
                                ------------------------------   -------------------------------   ------------------------------
                                  2000       1999       1998       2000        1999       1998       2000       1999       1998
                                --------   --------   --------   ---------   --------   --------   --------   --------   --------
INVESTMENT INCOME:
  Dividends...................  $15,820    $10,713    $ 5,066    $   1,654   $  1,316   $  1,975   $ 10,620   $   357    $   240
                                -------    -------    -------    ---------   --------   --------   --------   -------    -------
EXPENSES:
  Mortality and expense risk
    fees......................    8,336      7,359      4,172       15,706      8,648      4,337      1,103       788        211
  Administrative expense
    fees......................    2,351      2,075      1,176        4,430      2,439      1,223        306       218         59
                                -------    -------    -------    ---------   --------   --------   --------   -------    -------
    Total expenses............   10,687      9,434      5,348       20,136     11,087      5,560      1,409     1,006        270
                                -------    -------    -------    ---------   --------   --------   --------   -------    -------
  Net investment income
    (loss)....................    5,133      1,279       (282)     (18,482)    (9,771)    (3,585)     9,211      (649)       (30)
                                -------    -------    -------    ---------   --------   --------   --------   -------    -------
REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain distributions
    from portfolio sponsors...   59,599     23,681     18,029      164,600     82,759     51,661     66,877       575        709
  Net realized gain (loss)
    from sales of
    investments...............   (1,380)     8,419        502       31,088     13,335     39,829    (13,562)   64,810     16,693
                                -------    -------    -------    ---------   --------   --------   --------   -------    -------
    Net realized gain
     (loss)...................   58,219     32,100     18,531      195,688     96,094     91,490     53,315    65,385     17,402
  Net unrealized gain
    (loss)....................      361      3,380     33,657     (428,383)   244,343     81,513    (23,648)    5,864      1,956
                                -------    -------    -------    ---------   --------   --------   --------   -------    -------
    Net realized and
     unrealized gain (loss)...   58,580     35,480     52,188     (232,695)   340,437    173,003     29,667    71,249     19,358
                                -------    -------    -------    ---------   --------   --------   --------   -------    -------
    Net increase (decrease) in
     net assets from
     operations...............  $63,713    $36,759    $51,906    $(251,177)  $330,666   $169,418   $ 38,878   $70,600    $19,328
                                =======    =======    =======    =========   ========   ========   ========   =======    =======

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                     FIDELITY VIP II ASSET                T. ROWE PRICE
                                            MANAGER                    INTERNATIONAL STOCK           DGPF INTERNATIONAL EQUITY
                                       FOR THE YEAR ENDED               FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                          DECEMBER 31,                     DECEMBER 31,                     DECEMBER 31,
                                 ------------------------------   ------------------------------   ------------------------------
                                   2000       1999       1998       2000       1999       1998       2000       1999       1998
                                 --------   --------   --------   --------   --------   --------   --------   --------   --------
INVESTMENT INCOME:
  Dividends....................  $ 1,267     $1,589     $1,182    $  1,851   $  1,032   $ 2,242    $ 3,863    $ 3,577    $ 4,001
                                 -------     ------     ------    --------   --------   -------    -------    -------    -------
EXPENSES:
  Mortality and expense risk
    fees.......................      374        445        387       4,778      2,360     1,382      1,687      1,534      1,217
  Administrative expense
    fees.......................      105        126        109       1,347        665       390        476        432        343
                                 -------     ------     ------    --------   --------   -------    -------    -------    -------
    Total expenses.............      479        571        496       6,125      3,025     1,772      2,163      1,966      1,560
                                 -------     ------     ------    --------   --------   -------    -------    -------    -------
  Net investment income
    (loss).....................      788      1,018        686      (4,274)    (1,993)      470      1,700      1,611      2,441
                                 -------     ------     ------    --------   --------   -------    -------    -------    -------
REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain distributions
    from portfolio sponsors....    2,984      2,013      3,547       8,887      3,242       791      3,167        261         --
  Net realized gain (loss) from
    sales of investments.......        3      1,251      1,341     231,607    138,003     7,871     16,899     23,884     14,098
                                 -------     ------     ------    --------   --------   -------    -------    -------    -------
    Net realized gain (loss)...    2,987      3,264      4,888     240,494    141,245     8,662     20,066     24,145     14,098
  Net unrealized gain (loss)...   (5,963)      (305)       396      (3,811)    (2,134)   12,711     (1,419)     4,184      6,737
                                 -------     ------     ------    --------   --------   -------    -------    -------    -------
    Net realized and unrealized
     gain (loss)...............   (2,976)     2,959      5,284     236,683    139,111    21,373     18,647     28,329     20,835
                                 -------     ------     ------    --------   --------   -------    -------    -------    -------
    Net increase (decrease) in
     net assets from
     operations................  $(2,188)    $3,977     $5,970    $232,409   $137,118   $21,843    $20,347    $29,940    $23,276
                                 =======     ======     ======    ========   ========   =======    =======    =======    =======

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SELECT INVESTMENT GRADE
                                           CORE EQUITY(A)                     INCOME*(A)
                                      YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                   ------------------------------   ------------------------------
                                     2000       1999       1998       2000       1999       1998
                                   --------   --------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).....................  $ (4,359)  $ (2,761)  $   (311)  $ 2,346    $ 2,016    $ 1,369
    Net realized gain (loss).....    75,913     49,009       (310)      (77)       (67)         4
    Net unrealized gain (loss)...  (149,335)    95,154     57,199     1,516     (2,718)       182
                                   --------   --------   --------   -------    -------    -------
    Net increase (decrease) in
      net assets
      from operations............   (77,781)   141,402     56,578     3,785       (769)     1,555
                                   --------   --------   --------   -------    -------    -------
  FROM POLICY TRANSACTIONS:
    Net premiums.................    54,470     45,890     50,688     5,126      5,178      2,438
    Terminations.................      (246)        --         --        --         --         --
    Insurance and other
      charges....................    (8,474)    (5,414)    (2,974)     (149)      (244)      (185)
    Transfers between
      sub-accounts
      (including fixed account),
      net........................    45,010     79,873     79,703      (452)     3,472     24,317
    Other transfers from (to) the
      General Account............    (6,445)       (27)       210        --          7        344
    Net increase (decrease) in
      investment by Sponsor......        --         --         --        --         --         --
                                   --------   --------   --------   -------    -------    -------
    Net increase (decrease) in
      net assets
      from policy transactions...    84,315    120,322    127,627     4,525      8,413     26,914
                                   --------   --------   --------   -------    -------    -------
    Net increase (decrease) in
      net assets.................     6,534    261,724    184,205     8,310      7,644     28,469

NET ASSETS:
  Beginning of year..............   707,446    445,722    261,517    38,769     31,125      2,656
                                   --------   --------   --------   -------    -------    -------
  End of year....................  $713,980   $707,446   $445,722   $47,079    $38,769    $31,125
                                   ========   ========   ========   =======    =======    =======


                                              MONEY MARKET                       EQUITY INDEX
                                        YEAR ENDED DECEMBER 31,            YEAR ENDED DECEMBER 31,
                                   ----------------------------------   ------------------------------
                                      2000        1999        1998        2000       1999       1998
                                   ----------   ---------   ---------   --------   --------   --------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).....................  $   50,660   $  27,576   $  17,754   $ (1,782)  $ (1,284)  $    189
    Net realized gain (loss).....          --          --          --     78,339     12,160     14,374
    Net unrealized gain (loss)...          --          --          --   (156,054)    97,115     81,814
                                   ----------   ---------   ---------   --------   --------   --------
    Net increase (decrease) in
      net assets
      from operations............      50,660      27,576      17,754    (79,497)   107,991     96,377
                                   ----------   ---------   ---------   --------   --------   --------
  FROM POLICY TRANSACTIONS:
    Net premiums.................     910,624     579,645     416,713     77,253     96,260    126,974
    Terminations.................     (69,710)         --          --         --    (10,329)        --
    Insurance and other
      charges....................     (16,462)    (17,721)    (11,059)   (24,703)   (22,231)   (18,572)
    Transfers between
      sub-accounts
      (including fixed account),
      net........................      90,971    (749,317)   (299,357)    80,982      5,537     24,344
    Other transfers from (to) the
      General Account............     (11,858)        145         (78)    (3,101)       (20)       156
    Net increase (decrease) in
      investment by Sponsor......          --          --          --         --         --         --
                                   ----------   ---------   ---------   --------   --------   --------
    Net increase (decrease) in
      net assets
      from policy transactions...     903,565    (187,248)    106,219    130,431     69,217    132,902
                                   ----------   ---------   ---------   --------   --------   --------
    Net increase (decrease) in
      net assets.................     954,225    (159,672)    123,973     50,934    177,208    229,279
NET ASSETS:
  Beginning of year..............     529,130     688,802     564,829    696,746    519,538    290,259
                                   ----------   ---------   ---------   --------   --------   --------
  End of year....................  $1,483,355   $ 529,130   $ 688,802   $747,680   $696,746   $519,538
                                   ==========   =========   =========   ========   ========   ========

*   Available only in Variable Inheiritage product. See Note 1.

(a) Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                             GOVERNMENT BOND                 SELECT AGGRESSIVE GROWTH
                                                YEAR ENDED                          YEAR ENDED
                                               DECEMBER 31,                        DECEMBER 31,
                                    ----------------------------------   --------------------------------
                                       2000         1999        1998        2000        1999       1998
                                    ----------   ----------   --------   ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)......................  $      --    $      --    $     (6)  $  (13,327)  $ (7,148)  $ (4,486)
    Net realized gain (loss)......         --           --          77      228,023    141,447    (10,294)
    Net unrealized gain (loss)....         --           --         186     (575,918)    97,392     57,544
                                    ----------   ----------   --------   ----------   --------   --------
    Net increase (decrease) in net
      assets
      from operations.............         --           --         257     (361,222)   231,691     42,764
                                    ----------   ----------   --------   ----------   --------   --------
  FROM POLICY TRANSACTIONS:
    Net premiums..................         --           --          --      223,759    108,617     70,390
    Terminations..................         --           --          --       (1,434)    (7,928)    (1,522)
    Insurance and other charges...         --           --          --      (10,178)    (3,783)    (2,135)
    Transfers between sub-accounts
      (including fixed account),
      net.........................         --           --     (21,895)     283,369     73,759    109,886
    Other transfers from (to) the
      General Account.............         --           --        (300)      (6,099)       498     (3,148)
    Net increase (decrease) in
      investment
      by Sponsor..................         --           --          --           --         --         --
                                    ----------   ----------   --------   ----------   --------   --------
    Net increase (decrease) in net
      assets
      from policy transactions....         --           --     (22,195)     489,417    171,163    173,471
                                    ----------   ----------   --------   ----------   --------   --------
    Net increase (decrease) in net
      assets......................         --           --     (21,938)     128,195    402,854    216,235

NET ASSETS:
  Beginning of year...............         --           --      21,938      933,349    530,495    314,260
                                    ----------   ----------   --------   ----------   --------   --------
  End of year.....................  $      --    $      --    $     --   $1,061,544   $933,349   $530,495
                                    ==========   ==========   ========   ==========   ========   ========

                                              SELECT GROWTH                 SELECT GROWTH AND INCOME
                                                YEAR ENDED                         YEAR ENDED
                                               DECEMBER 31,                       DECEMBER 31,
                                    ----------------------------------   ------------------------------
                                       2000         1999        1998       2000       1999       1998
                                    ----------   ----------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)......................  $  (14,831)  $   (9,675)  $ (4,646)  $ (2,556)  $   (103)  $    255
    Net realized gain (loss)......     169,657      133,679     44,052    105,142     28,522      1,342
    Net unrealized gain (loss)....    (428,265)     130,171     81,796   (189,901)    27,538     23,841
                                    ----------   ----------   --------   --------   --------   --------
    Net increase (decrease) in net
      assets
      from operations.............    (273,439)     254,175    121,202    (87,315)    55,957     25,438
                                    ----------   ----------   --------   --------   --------   --------
  FROM POLICY TRANSACTIONS:
    Net premiums..................     308,705      254,938    110,162    295,701    182,895     42,234
    Terminations..................      (2,725)          --         --         --         --         --
    Insurance and other charges...     (16,150)      (7,389)    (2,919)   (13,012)    (4,731)    (2,251)
    Transfers between sub-accounts
      (including fixed account),
      net.........................     106,296      (40,047)   171,632     71,075     26,179     24,346
    Other transfers from (to) the
      General Account.............       1,680          486     (2,077)      (672)      (300)    (3,674)
    Net increase (decrease) in
      investment
      by Sponsor..................          --           --         --         --         --         --
                                    ----------   ----------   --------   --------   --------   --------
    Net increase (decrease) in net
      assets
      from policy transactions....     397,806      207,988    276,798    353,092    204,043     60,655
                                    ----------   ----------   --------   --------   --------   --------
    Net increase (decrease) in net
      assets......................     124,367      462,163    398,000    265,777    260,000     86,093
NET ASSETS:
  Beginning of year...............   1,141,447      679,284    281,284    477,699    217,699    131,606
                                    ----------   ----------   --------   --------   --------   --------
  End of year.....................  $1,265,814   $1,141,447   $679,284   $743,476   $477,699   $217,699
                                    ==========   ==========   ========   ========   ========   ========

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                           SELECT INVESTMENT
                                                                                 GRADE
                                            SELECT VALUE OPPORTUNITY         INCOME***(B)
                                                   YEAR ENDED                 YEAR ENDED
                                                  DECEMBER 31,               DECEMBER 31,           PERIOD
                                         ------------------------------   -------------------   FROM 9/11/98**
                                           2000       1999       1998       2000       1999       TO 12/31/98
                                         --------   --------   --------   --------   --------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).......  $ (4,021)  $ (4,482)  $   (478)  $  4,890   $ 2,669        $   175
    Net realized gain (loss)...........     6,151     17,256      1,312        (44)   (2,888)           (99)
    Net unrealized gain (loss).........   129,731    (32,247)    11,599      2,922    (1,379)           (74)
                                         --------   --------   --------   --------   -------        -------
    Net increase (decrease) in net
      assets
      from operations..................   131,861    (19,473)    12,433      7,768    (1,598)             2
                                         --------   --------   --------   --------   -------        -------
  FROM POLICY TRANSACTIONS:
    Net premiums.......................    84,093     68,396     42,107     44,741    40,078          3,071
    Terminations.......................        --     (3,875)        --         --        --             --
    Insurance and other charges........    (5,533)    (3,905)    (2,372)    (2,909)     (507)           (45)
    Transfers between sub-accounts
      (including fixed account), net...      (715)    19,133     43,016       (995)   12,738          9,085
    Other transfers from (to) the
      General Account..................   (10,752)       (68)       (43)         2       (28)            (1)
    Net increase (decrease) in
      investment
      by Sponsor.......................        --         --         --         --        --             --
                                         --------   --------   --------   --------   -------        -------
    Net increase (decrease) in net
      assets
      from policy transactions.........    67,093     79,681     82,708     40,839    52,281         12,110
                                         --------   --------   --------   --------   -------        -------
    Net increase (decrease) in net
      assets...........................   198,954     60,208     95,141     48,607    50,683         12,112

NET ASSETS:
  Beginning of year....................   410,832    350,624    255,483     62,795    12,112             --
                                         --------   --------   --------   --------   -------        -------
  End of year..........................  $609,786   $410,832   $350,624   $111,402   $62,795        $12,112
                                         ========   ========   ========   ========   =======        =======


                                           SELECT INTERNATIONAL EQUITY      SELECT CAPITAL APPRECIATION
                                                   YEAR ENDED                        YEAR ENDED
                                                  DECEMBER 31,                      DECEMBER 31,
                                         -------------------------------   ------------------------------
                                           2000        1999       1998       2000       1999       1998
                                         ---------   --------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).......  $  (4,486)  $ (5,532)  $  2,203   $ (7,494)  $ (3,821)  $ (2,290)
    Net realized gain (loss)...........     32,990    156,072     91,619     33,790      8,310     38,363
    Net unrealized gain (loss).........   (101,661)    40,758      5,108       (584)    80,636     (8,993)
                                         ---------   --------   --------   --------   --------   --------
    Net increase (decrease) in net
      assets
      from operations..................    (73,157)   191,298     98,930     25,712     85,125     27,080
                                         ---------   --------   --------   --------   --------   --------
  FROM POLICY TRANSACTIONS:
    Net premiums.......................    185,068    104,903     37,489    214,259    142,149     36,396
    Terminations.......................     (1,176)    (3,774)        --     (1,126)    (7,560)    (1,123)
    Insurance and other charges........     (9,733)    (3,582)    (1,979)    (6,976)    (2,229)    (1,483)
    Transfers between sub-accounts
      (including fixed account), net...    156,800    (72,333)   (30,708)   109,701    (20,742)    16,279
    Other transfers from (to) the
      General Account..................    (10,596)     8,590     (1,945)    (5,679)        35       (288)
    Net increase (decrease) in
      investment
      by Sponsor.......................         --         --         --         --         --         --
                                         ---------   --------   --------   --------   --------   --------
    Net increase (decrease) in net
      assets
      from policy transactions.........    320,363     33,804      2,857    310,179    111,653     49,781
                                         ---------   --------   --------   --------   --------   --------
    Net increase (decrease) in net
      assets...........................    247,206    225,102    101,787    335,891    196,778     76,861
NET ASSETS:
  Beginning of year....................    515,982    290,880    189,093    444,929    248,151    171,290
                                         ---------   --------   --------   --------   --------   --------
  End of year..........................  $ 763,188   $515,982   $290,880   $780,820   $444,929   $248,151
                                         =========   ========   ========   ========   ========   ========

**  Date of initial investment.

*** Available only in Select Inheiritage product. See Note 1.

(b) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                            SELECT EMERGING MARKETS                 SELECT STRATEGIC GROWTH
                                         YEAR ENDED                              YEAR ENDED
                                        DECEMBER 31,           PERIOD           DECEMBER 31,           PERIOD
                                     -------------------   FROM 5/11/98**    -------------------   FROM 5/11/98**
                                       2000       1999       TO 12/31/98       2000       1999       TO 12/31/98
                                     --------   --------   ---------------   --------   --------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)...  $   (812)   $   (3)        $  --        $ (1,367)  $   (29)        $  --
    Net realized gain (loss).......    (1,772)      242            --           4,073         2            --
    Net unrealized gain (loss).....   (44,853)      732            (4)        (65,305)    9,597            (1)
                                     --------    ------         -----        --------   -------         -----
    Net increase (decrease) in net
      assets
      from operations..............   (47,437)      971            (4)        (62,599)    9,570            (1)
                                     --------    ------         -----        --------   -------         -----
  FROM POLICY TRANSACTIONS:
    Net premiums...................    45,836       449            --          77,000    77,690            --
    Terminations...................        --        --            --              --        --            --
    Insurance and other charges....      (144)       (2)           --            (103)      (30)           --
    Transfers between sub-accounts
      (including fixed account),
      net..........................    84,918     2,774            --             687     2,400            --
    Other transfers from (to) the
      General Account..............       583       (28)           --              --      (145)           --
    Net increase (decrease) in
      investment
      by Sponsor...................       (21)       --            20             (21)       --            20
                                     --------    ------         -----        --------   -------         -----
    Net increase (decrease) in net
      assets
      from policy transactions.....   131,172     3,193            20          77,563    79,915            20
                                     --------    ------         -----        --------   -------         -----
    Net increase (decrease) in net
      assets.......................    83,735     4,164            16          14,964    89,485            19

NET ASSETS:
  Beginning of year................     4,180        16            --          89,504        19            --
                                     --------    ------         -----        --------   -------         -----
  End of year......................  $ 87,915    $4,180         $  16        $104,468   $89,504         $  19
                                     ========    ======         =====        ========   =======         =====

                                        FIDELITY VIP HIGH INCOME
                                               YEAR ENDED
                                              DECEMBER 31,
                                     ------------------------------
                                       2000       1999       1998
                                     --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)...  $ 14,671   $ 18,336   $  7,969
    Net realized gain (loss).......   (68,145)    11,283      3,881
    Net unrealized gain (loss).....   (22,193)     3,242       (792)
                                     --------   --------   --------
    Net increase (decrease) in net
      assets
      from operations..............   (75,667)    32,861     11,058
                                     --------   --------   --------
  FROM POLICY TRANSACTIONS:
    Net premiums...................    58,500     76,856     46,483
    Terminations...................      (335)        --     (1,138)
    Insurance and other charges....    (3,416)    (2,908)    (1,658)
    Transfers between sub-accounts
      (including fixed account),
      net..........................     4,374    (22,878)     9,522
    Other transfers from (to) the
      General Account..............    (2,408)    (6,662)    (1,121)
    Net increase (decrease) in
      investment
      by Sponsor...................        --         --         --
                                     --------   --------   --------
    Net increase (decrease) in net
      assets
      from policy transactions.....    56,715     44,408     52,088
                                     --------   --------   --------
    Net increase (decrease) in net
      assets.......................   (18,952)    77,269     63,146
NET ASSETS:
  Beginning of year................   272,453    195,184    132,038
                                     --------   --------   --------
  End of year......................  $253,501   $272,453   $195,184
                                     ========   ========   ========

**  Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                        FIDELITY VIP EQUITY-INCOME             FIDELITY VIP GROWTH
                                                YEAR ENDED                          YEAR ENDED
                                               DECEMBER 31,                        DECEMBER 31,
                                     --------------------------------   ----------------------------------
                                        2000        1999       1998        2000         1999        1998
                                     ----------   --------   --------   ----------   ----------   --------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)...  $    5,133   $  1,279   $   (282)  $  (18,482)  $   (9,771)  $ (3,585)
    Net realized gain (loss).......      58,219     32,100     18,531      195,688       96,094     91,490
    Net unrealized gain (loss).....         361      3,380     33,657     (428,383)     244,343     81,513
                                     ----------   --------   --------   ----------   ----------   --------
    Net increase (decrease) in net
      assets
      from operations..............      63,713     36,759     51,906     (251,177)     330,666    169,418
                                     ----------   --------   --------   ----------   ----------   --------
  FROM POLICY TRANSACTIONS:
    Net premiums...................     214,664    194,975    109,086      349,571      233,999     96,389
    Terminations...................      (2,420)        --     (2,345)      (1,075)     (10,430)    (2,456)
    Insurance and other charges....     (13,023)    (6,536)    (3,472)     (20,859)     (10,091)    (4,799)
    Transfers between sub-accounts
      (including fixed account),
      net..........................    (187,393)    32,043    163,685      157,145      260,774     88,746
    Other transfers from (to) the
      General Account..............        (125)        71     (1,680)     (14,865)     (15,395)    (1,642)
    Net increase (decrease) in
      investment
      by Sponsor...................          --         --         --           --           --         --
                                     ----------   --------   --------   ----------   ----------   --------
    Net increase (decrease) in net
      assets
      from policy transactions.....      11,703    220,553    265,274      469,917      458,857    176,238
                                     ----------   --------   --------   ----------   ----------   --------
    Net increase (decrease) in net
      assets.......................      75,416    257,312    317,180      218,740      789,523    345,656

NET ASSETS:
  Beginning of year................     929,449    672,137    354,957    1,509,031      719,508    373,852
                                     ----------   --------   --------   ----------   ----------   --------
  End of year......................  $1,004,865   $929,449   $672,137   $1,727,771   $1,509,031   $719,508
                                     ==========   ========   ========   ==========   ==========   ========

                                          FIDELITY VIP OVERSEAS
                                               YEAR ENDED
                                              DECEMBER 31,
                                     -------------------------------
                                       2000        1999       1998
                                     ---------   --------   --------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)...  $   9,211   $   (649)  $    (30)
    Net realized gain (loss).......     53,315     65,385     17,402
    Net unrealized gain (loss).....    (23,648)     5,864      1,956
                                     ---------   --------   --------
    Net increase (decrease) in net
      assets
      from operations..............     38,878     70,600     19,328
                                     ---------   --------   --------
  FROM POLICY TRANSACTIONS:
    Net premiums...................     21,383      8,753      6,874
    Terminations...................         --         --         --
    Insurance and other charges....       (693)      (431)      (313)
    Transfers between sub-accounts
      (including fixed account),
      net..........................   (717,007)   637,408    (15,057)
    Other transfers from (to) the
      General Account..............         --     (6,379)         1
    Net increase (decrease) in
      investment
      by Sponsor...................         --         --         --
                                     ---------   --------   --------
    Net increase (decrease) in net
      assets
      from policy transactions.....   (696,317)   639,351     (8,495)
                                     ---------   --------   --------
    Net increase (decrease) in net
      assets.......................   (657,439)   709,951     10,833
NET ASSETS:
  Beginning of year................    732,482     22,531     11,698
                                     ---------   --------   --------
  End of year......................  $  75,043   $732,482   $ 22,531
                                     =========   ========   ========

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                         T. ROWE PRICE
                                 FIDELITY VIP ASSET MANAGER           INTERNATIONAL STOCK            DGPF INTERNATIONAL EQUITY
                                         YEAR ENDED                        YEAR ENDED                        YEAR ENDED
                                        DECEMBER 31,                      DECEMBER 31,                      DECEMBER 31,
                               ------------------------------   --------------------------------   ------------------------------
                                 2000       1999       1998       2000        1999        1998       2000       1999       1998
                               --------   --------   --------   ---------   ---------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
     (loss)..................  $   788    $  1,018   $   686    $  (4,274)  $  (1,993)  $    470   $  1,700   $  1,611   $  2,441
    Net realized gain
     (loss)..................    2,987       3,264     4,888      240,494     141,245      8,662     20,066     24,145     14,098
    Net unrealized gain
     (loss)..................   (5,963)       (305)      396       (3,811)     (2,134)    12,711     (1,419)     4,184      6,737
                               -------    --------   -------    ---------   ---------   --------   --------   --------   --------
    Net increase (decrease)
     in net assets
      from operations........   (2,188)      3,977     5,970      232,409     137,118     21,843     20,347     29,940     23,276
                               -------    --------   -------    ---------   ---------   --------   --------   --------   --------
  FROM POLICY TRANSACTIONS:
    Net premiums.............    6,145       7,105     7,297       67,696      48,692     17,411     30,105     15,904     16,142
    Terminations.............       --          --    (1,415)      (1,183)         --         --       (161)        --         --
    Insurance and other
     charges.................     (604)       (555)     (533)      (3,645)     (1,269)      (947)    (1,636)    (1,174)      (887)
    Transfers between
     sub-accounts
      (including fixed
     account), net...........       --     (18,560)     (570)    (254,067)   (115,089)    37,460     (3,446)   (37,928)    14,560
    Other transfers from (to)
     the General Account.....       --          --         1      (10,720)         27        117     (8,424)       535        164
    Net increase (decrease)
     in investment
      by Sponsor.............       --          --        --           --          --         --         --         --         --
                               -------    --------   -------    ---------   ---------   --------   --------   --------   --------
    Net increase (decrease)
     in net assets
      from policy
     transactions............    5,541     (12,010)    4,780     (201,919)    (67,639)    54,041     16,438    (22,663)    29,979
                               -------    --------   -------    ---------   ---------   --------   --------   --------   --------
    Net increase (decrease)
     in net assets...........    3,353      (8,033)   10,750       30,490      69,479     75,884     36,785      7,277     53,255

NET ASSETS:
  Beginning of year..........   39,175      47,208    36,458      252,915     183,436    107,552    160,529    153,252     99,997
                               -------    --------   -------    ---------   ---------   --------   --------   --------   --------
  End of year................  $42,528    $ 39,175   $47,208    $ 283,405   $ 252,915   $183,436   $197,314   $160,529   $153,252
                               =======    ========   =======    =========   =========   ========   ========   ========   ========

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION

    The Inheiritage Account (Inheiritage) is a separate investment account of First Allmerica Financial Life Insurance Company (the Company), established on May 1, 1995, for the purpose of separating from the general assets of the Company those assets used to fund the variable portion of certain flexible premium variable life policies issued by the Company. The Company is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Inheiritage are clearly identified and distinguished from the other assets and liabilities of the Company. Inheiritage cannot be charged with liabilities arising out of any other business of the Company.

    Inheiritage is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) for the Variable Inheiritage and Select Inheiritage products. Inheiritage currently offers twenty-one Sub-Accounts under the Variable Inheiritage and Select Inheiritage products. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (AIT) managed by Allmerica Financial Investment Management Services, Inc. (AFIMS), an indirect wholly-owned subsidiary of the Company; or of the Fidelity Variable Insurance Products Fund (Fidelity VIP) or the Fidelity Variable Insurance Products Fund II (Fidelity VIP II) managed by Fidelity Management & Research Company (FMR); or of T. Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc.; or of the Delaware Group Premium Fund (DGPF) managed by Delaware International Advisers, Ltd.. AIT, Fidelity VIP, Fidelity VIP II, T. Rowe Price, and DGPF (the Funds) are open-end, diversified management investment companies registered under the 1940 Act.

    Effective May 1, 2000, AIT Investment Grade Income Fund was renamed Select Investment Grade Income Fund and AIT Growth Fund was renamed Core Equity Fund.

    There are two Sub-Accounts with the name Select Investment Grade Income Fund in the Inheiritage separate account, one offered in the Variable Inheiritage product and one offered in the Select Inheiritage product.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

    The following is a summary of significant accounting policies followed by Inheiritage Account in the preparation of its financial statements.

    INVESTMENTS -- Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

    FEDERAL INCOME TAXES -- The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return. The Company anticipates no tax liability resulting from the operations of Inheiritage. Therefore, no provision for income taxes has been charged against Inheiritage.

                              INHEIRITAGE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 -- INVESTMENTS

    The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Funds at December 31, 2000 were as follows:

                                                               PORTFOLIO INFORMATION
                                                        -----------------------------------
                                                                                  NET ASSET
                                                         NUMBER OF    AGGREGATE     VALUE
INVESTMENT PORTFOLIO                                      SHARES        COST      PER SHARE
--------------------                                    -----------  -----------  ---------
Core Equity(a)........................................     265,618   $  738,984    $ 2.688
Select Investment Grade Income*(a)....................      43,351       48,040      1.086
Money Market..........................................   1,483,355    1,483,355      1.000
Equity Index..........................................     226,638      714,990      3.299
Government Bond.......................................          --           --         --
Select Aggressive Growth..............................     501,438    1,495,116      2.117
Select Growth.........................................     571,732    1,476,053      2.214
Select Growth and Income..............................     520,642      874,932      1.428
Select Value Opportunity..............................     311,433      517,288      1.958
Select Investment Grade Income***(b)..................     102,580      109,933      1.086
Select International Equity...........................     428,276      824,309      1.782
Select Capital Appreciation...........................     367,964      697,286      2.122
Select Emerging Markets...............................     111,426      132,040      0.789
Select Strategic Growth...............................     152,955      160,177      0.683
Fidelity VIP High Income..............................      30,990      271,895      8.180
Fidelity VIP Equity-Income............................      39,376      919,886     25.520
Fidelity VIP Growth...................................      39,582    1,781,165     43.650
Fidelity VIP Overseas.................................       3,754       91,195     19.990
Fidelity VIP II Asset Manager.........................       2,658       43,868     16.000
T. Rowe Price International Stock.....................      18,806      278,868     15.070
DGPF International Equity.............................      10,999      186,747     17.940

*   Available only in Variable Inheiritage product. See Note 1.

*** Available only in Select Inheiritage product. See Note 1.

(a) Name changed. See Note 1.

(b) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 7.

NOTE 4 -- RELATED PARTY TRANSACTIONS

    On the date of issue and each monthly payment date thereafter, a monthly charge is deducted from the policy value to compensate the Company for the cost of insurance, which varies by policy, the cost of any additional benefits provided by Rider, and a monthly administrative charge. The policyowner may instruct the Company to deduct this monthly charge from a specific Sub-Account, but if not so specified, it will be deducted on a pro-rata basis of allocation which is the same proportion that the policy value in the General Account of the Company and in each Sub-Account bear to the total policy value.

                              INHEIRITAGE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 -- RELATED PARTY TRANSACTIONS (CONTINUED)

    The Company makes a charge of 0.90% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks for Variable Inheiritage and Select Inheiritage products. The mortality and expense risk charge may be increased or decreased by the Board of Directors of the Company once each year, subject to compliance with applicable state and federal requirements, but the total charge may not exceed 0.90% per annum. During the first 15 policy years, the Company also charges each Sub-Account 0.25% per annum based on the average daily net assets of each Sub-Account for administrative expenses for Variable Inheiritage and Select Inheiritage policies. These charges are deducted in the daily computation of unit values and paid to the Company on a daily basis.

    Allmerica Investments, Inc., (Allmerica Investments), an indirect wholly-owned subsidiary of the Company, is the principal underwriter and general distributor of Inheiritage, and does not receive any compensation for sales of Inheiritage policies. Commissions are paid to registered representatives of Allmerica Investments and to certain independent broker-dealers by the Company. As the current series of policies have a surrender charge, no deduction is made for sales charges at the time of the sale.

NOTE 5 -- DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Code, a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a variable life insurance policy for federal income tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the adequately diversified requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

    The Internal Revenue Service has issued regulations under
Section 817(h) of the Code. The Company believes that Inheiritage satisfies the current requirements of the regulations, and it intends that Inheiritage will continue to meet such requirements.

                              INHEIRITAGE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 -- PURCHASES AND SALES OF SECURITIES

    Cost of purchases and proceeds from sales of shares of the Funds by Inheiritage during the year ended December 31, 2000 were as follows:

INVESTMENT PORTFOLIO                                           PURCHASES      SALES
--------------------                                          -----------  -----------
Core Equity(a)..............................................  $   222,411  $    69,640
Select Investment Grade Income*(a)..........................        8,413        1,542
Money Market................................................   46,599,732   45,645,507
Equity Index................................................      232,494       30,991
Government Bond.............................................           --           --
Select Aggressive Growth....................................      868,591      171,059
Select Growth...............................................      674,847      136,886
Select Growth and Income....................................      480,828       23,806
Select Value Opportunity....................................      103,020       35,364
Select Investment Grade Income***(b)........................       53,861        8,132
Select International Equity.................................    1,125,248      787,663
Select Capital Appreciation.................................      414,074       89,729
Select Emerging Markets.....................................      157,825       25,188
Select Strategic Growth.....................................       82,618        2,345
Fidelity VIP High Income....................................    3,013,975    2,942,589
Fidelity VIP Equity-Income..................................      287,991      211,556
Fidelity VIP Growth.........................................      937,435      321,400
Fidelity VIP Overseas.......................................    5,801,034    6,421,263
Fidelity VIP II Asset Manager...............................        9,805          492
T. Rowe Price International Stock...........................   36,228,811   36,426,117
DGPF International Equity...................................    1,957,513    1,936,208
                                                              -----------  -----------
    Total...................................................  $99,260,526  $95,287,477
                                                              ===========  ===========

*   Available only in Variable Inheiritage product. See Note 1.

*** Available only in Select Inheiritage product. See Note 1.

(a) Name changed. See Note 1.

(b) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 7.

                              INHEIRITAGE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 -- SUBSTITUTION FOR PORTFOLIO OF THE TRUST

    Pursuant to a Substitution Order approved by the Securities and Exchange Commission, shares of Select Investment Grade Income Fund (SIGIF) were substituted for all the shares of Select Income Fund (SIF), which was only offered in the Variable Inheiritage product. The SIF Sub-Account was renamed the SIGIF Sub-Account in connection with the substitution. Effective July 1, 2000, 76,077 shares of Select Income Fund (valued at $72,334) were substituted for 69,003 shares of the Select Investment Grade Income Fund (valued at $72,334), at the ratio of .907019, representing the ratio of the net asset values of each share on the date of exchange. Immediately after the substitution, a policyowner of Inheiritage held the same total dollar value of units in his or her account; only the investment option of the Sub-Account was changed.

    As a result of the substitution there are two Sub-Accounts with the name SIGIF in the Inheiritage separate account, one offered in the Variable Inheiritage product and one offered in the Select Inheiritage product.

NOTE 8 -- ACCOUNTING PRONOUNCEMENTS

    In November of 2000, a revised American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide, Audits of Investment Companies, was issued and effective for fiscal years beginning after December 15, 2000. The impact of this guide is not considered to be significant.